                                                          WELLS
                                                          FARGO

                                                          FUNDS





         Semi-Annual Report

         A L L O C A T I O N    F U N D S




                                              March 31, 2000



                            [GRAPHICS]








                                           AGGRESSIVE BALANCED-EQUITY FUND
                                           ASSET ALLOCATION FUND
                                           GROWTH BALANCED FUND
                                           INDEX ALLOCATION FUND
                                           MODERATE BALANCED FUND
                                           STRATEGIC INCOME FUND

                                                                ALLOCATION FUNDS
--------------------------------------------------------------------------------

                                                               TABLE OF CONTENTS

LETTER TO SHAREHOLDER..........................................................1
---------------------------------------------------------------------

PERFORMANCE HIGHLIGHTS
---------------------------------------------------------------------

  AGGRESSIVE BALANCED-EQUITY FUND............................................. 2

  ASSET ALLOCATION FUND....................................................... 4

  GROWTH BALANCED FUND........................................................ 6

  INDEX ALLOCATION FUND....................................................... 8

  MODERATE BALANCED FUND......................................................10

  STRATEGIC INCOME FUND.......................................................12

PORTFOLIO OF INVESTMENTS
---------------------------------------------------------------------

  AGGRESSIVE BALANCED-EQUITY FUND.............................................14

  ASSET ALLOCATION FUND.......................................................15

  GROWTH BALANCED FUND........................................................30

  INDEX ALLOCATION FUND.......................................................31

  MODERATE BALANCED FUND......................................................45

  STRATEGIC INCOME FUND.......................................................46

FINANCIAL STATEMENTS
---------------------------------------------------------------------

  STATEMENT OF ASSETS AND LIABILITIES.........................................47

  STATEMENT OF OPERATIONS.....................................................48

  STATEMENTS OF CHANGES IN NET ASSETS.........................................50

  FINANCIAL HIGHLIGHTS........................................................54

NOTES TO FINANCIAL HIGHLIGHTS.................................................58
---------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS.................................................59
---------------------------------------------------------------------

                                CORE PORTFOLIOS

PORTFOLIO OF INVESTMENTS
---------------------------------------------------------------------

  DISCIPLINED GROWTH PORTFOLIO................................................66

  INCOME EQUITY PORTFOLIO.....................................................68

  INDEX PORTFOLIO.............................................................71

  INTERNATIONAL PORTFOLIO.....................................................85

  INTERNATIONAL EQUITY PORTFOLIO..............................................89

  LARGE COMPANY GROWTH PORTFOLIO..............................................92

  SMALL CAP INDEX PORTFOLIO...................................................94

  SMALL CAP VALUE PORTFOLIO..................................................111

  SMALL COMPANY GROWTH PORTFOLIO.............................................114

  SMALL COMPANY VALUE PORTFOLIO..............................................119

FINANCIAL STATEMENTS
---------------------------------------------------------------------

  STATEMENT OF ASSETS AND LIABILITIES........................................124

  STATEMENT OF OPERATIONS....................................................126

  STATEMENTS OF CHANGES IN NET ASSETS........................................128

  FINANCIAL HIGHLIGHTS.......................................................135

NOTES TO FINANCIAL HIGHLIGHTS................................................136
---------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS................................................137
---------------------------------------------------------------------

LIST OF ABBREVIATIONS........................................................142
---------------------------------------------------------------------

              NOT FDIC INSURED--NO BANK GUARANTEE--MAY LOSE VALUE

                                                                ALLOCATION FUNDS
--------------------------------------------------------------------------------

DEAR VALUED SHAREHOLDER,

   For investors, the six-month period ended March 31, 2000, was unpredictable and characterized by rapidly shifting markets and unprecedented volatility.
   For stocks, it was a tale of two markets: blue chip, "Old Economy" stocks versus high-flying, "New Economy" technology-related stocks. For bonds, a tumultuous marketplace resulted in an inverted yield curve, with certain shorter maturity bonds yielding more than bonds with longer maturities.

OVERVIEW OF EQUITY MARKETS
--------------------------------------------------------------------------------
   During this period, blue chip stocks soared to a record high, only to surrender their gains following a series of interest rate hikes that sent the Dow Jones Industrial Average (the "Dow") into a tailspin. After a March rally, the Dow recovered most of its losses, but remained down for the year.
   In contrast, the NASDAQ exceeded the 5,000 barrier led by the performance of technology-related stocks -- particularly genetics, semiconductor and communications stocks. For several months, technology reigned, while other sectors scrambled for attention. That changed when the technology bubble burst in late March, with a sell-off pounding speculative issues leaving many investors concerned about the long-term viability of New Economy stocks.

OVERVIEW OF BOND MARKETS
--------------------------------------------------------------------------------
   Rising interest rates sent the yield on the 30-year Treasury bond to nearly 7% in January 2000 -- the highest point in years. An interesting event then occurred after the U.S. Treasury announced its intent to issue fewer 30-year bonds in light of the budget surplus. Concerned about an impending shortage of long-term bonds, traders embarked on a buying spree that dropped the yield to less than 6%. That resulted in an inverted yield curve that favored intermediate-term securities over longer-term Treasuries.
   Going forward, the Wells Fargo Asset Allocation Fund managers see attractive buying opportunities in various bond sectors amid this development and rising interest rates.

INVESTING IN AN UPSIDE-DOWN MARKET
--------------------------------------------------------------------------------
   With dramatic market fluctuations becoming standard events, many investors are justifiably worried about the market's outlook. So what should you do during uncertain times? Remember to first think long term. Over time, the market will likely regain its balance.
   More importantly, investors should stick with a clearly defined strategy of buying and holding a diversified portfolio of stocks, bonds and cash. That's a distinct advantage of the Wells Fargo Asset Allocation Funds, which offer several diversified portfolios tailored to the goals and risk tolerances of different investors.
   In closing, thank you for investing with Wells Fargo Funds. With more than $62 billion in mutual fund assets under management (as of March 31, 2000), Wells Fargo Funds offer a complete array of mutual funds designed to meet almost any investor's need -- in any market environment.

  Sincerely,

    /s/ Michael J. Hogan                        /s/ W. Rodney Hughes
    MICHAEL J. HOGAN                            W. RODNEY HUGHES
    EXECUTIVE VICE PRESIDENT,                   PRESIDENT,
    WELLS FARGO BANK, N.A.                      WELLS FARGO FUNDS

ALLOCATION FUNDS                                          PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

AGGRESSIVE BALANCED-EQUITY FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
  The Wells Fargo Aggressive Balanced-Equity Fund (the Fund) seeks to provide a combination of current income and capital appreciation by diversified investments in stocks and bonds.

ADVISOR
  Wells Fargo Bank, N.A.

SUB-ADVISORS
  Wells Capital Management
  Peregrine Capital Management
  Smith Asset Management Group
  Schroder Investment Management North America
  Galliard Capital Management

FUND MANAGER
  Collectively Managed

INCEPTION DATE
  12/02/97

PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------
   The Fund's Institutional Class shares returned 15.98%(1) for the six-month period ended March 31, 2000. The Fund outperformed its peer group, the Lipper Flexible Portfolio Funds Average(2), which returned 13.58% for the same period. The Fund's Institutional Class shares distributed $0.12 per share in dividend income and $0.02 in capital gains during the period. Please keep in mind past performance is no guarantee of future results.
   Driven by excitement over "New Economy" companies, small-cap growth stocks outperformed most other segments of the U.S. market over the six months ended March 31, 2000. Technology, telecommunications and media stocks rose to new highs in the fourth quarter of 1999 and in the first two months of 2000. To a large extent, the dominance of these companies was a global phenomenon. "New Economy" stocks in Europe, Japan and elsewhere led their respective markets. Technology, biotechnology and some media stocks subsequently declined in March, but their gains in late 1999 and early 2000 enabled them to stay ahead of other areas of the market for the reporting period.
   In this environment, the relative weakness of the Fund's large-cap value stocks was offset in part by its small-cap growth positions and international component. Besides "New Economy" stocks, many international markets were fueled by positive economic trends.
   The bond market withstood a barrage of influences late in the period with very mixed results. The only sector to appreciate substantially was long-term U.S. Treasuries. Driven by investor confidence in the economy and the inception of a government-sponsored buy-back program, long Treasuries rallied. The Fund also benefited from the decline in medium- and long-term interest rates, longer duration, broad diversification among the spread sectors and the shorter spread duration of the corporate bond holdings. The Fund's position in 30-year Treasuries also contributed to its performance.

STRATEGIC OUTLOOK
--------------------------------------------------------------------------------
   Continued monetary tightening by the Federal Reserve Board is expected for the remainder of the year, at least until evidence of an economic slowdown materializes. Interest rates should not have a material impact on relative performance as the Fund does not attempt to add value by timing the market.

--------------------------------------------------------------------------------

(1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Fund's manager has waived all or a portion of its management fees or assumed responsibility for other expenses pursuant to a contract with the Fund, which reduces operating expenses and increases total return to shareholders. Without these reductions the Fund's returns would have been lower. The contract's minimum period is through November 8, 2000, and continues thereafter unless the Board of Trustees acts to alter or remove the waivers.
  Performance shown for Institutional Class shares of the Wells Fargo Aggressive Balanced-Equity Fund for periods prior to November 8, 1999, reflects performance of the Institutional Class shares of the Norwest Advantage Aggressive Balanced-Equity Fund, its predecessor fund. Effective at the close of business November 5, 1999, the Norwest Advantage Funds were reorganized into the Wells Fargo Funds. Institutional Class shares are sold without sales charges.
(2) Source: Lipper Analytical Services, Inc. The Lipper Flexible Portfolio Funds Average is an average of funds that allocate their investments across various asset classes, including both domestic and foreign stocks, bonds and money market instruments with a focus on total return. The total return of the Lipper average does not include the effect of sales charges. Past performance is no guarantee of future results. You cannot invest directly in a Lipper average. 2

PERFORMANCE HIGHLIGHTS                                          ALLOCATION FUNDS
--------------------------------------------------------------------------------

  AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF MARCH 31, 2000)
--------------------------------------------------------------------------------

                                                Excluding Sales Charge
                                     ---------------------------------------------
                                       6-Month(*)       1-Year     Since Inception
INSTITUTIONAL CLASS                         15.98        17.62            19.32
BENCHMARK
  LIPPER FLEXIBLE PORTFOLIO FUNDS
    AVERAGE                                 13.58        14.76
  LEHMAN BROTHERS INTERMEDIATE
    GOVERNMENT/CORPORATE INDEX(3)            1.56         2.09
  S&P 500 INDEX(4)                          17.51        17.94

*  Returns for periods less than one year are not annualized.

  DIVERSIFIED EQUITY STYLE CHARACTERISTICS
  (AS OF MARCH 31, 2000)
----------------------------------------------

BETA                                                0.93*
DIVIDEND YIELD                                      1.19%
P/E (TRAILING 12 MO.)                               31.9X
P/B                                                 5.6X
MEDIAN MARKET CAP. ($B)                             20.7
NUMBER OF HOLDINGS                                  1449
PORTFOLIO TURNOVER                                   40%

*  A measure of a fund's sensitivity to market movements. The benchmark beta is
1.00 by definition.
  DIVERSIFIED BOND STYLE CHARACTERISTICS
  (AS OF MARCH 31, 2000)
----------------------------------------------

AVERAGE CREDIT QUALITY(6)                                   AA
AVERAGE MATURITY                                    15.3 YEARS
DURATION                                             7.6 YEARS
SEC YIELD(7) AS OF 3/31/00                               6.32%

  TEN LARGEST HOLDINGS(5) (AS OF MARCH 31, 2000)
----------------------------------------------

CISCO SYSTEMS, INCORPORATED                          2.35%
MICROSOFT CORPORATION                                2.08%
INTEL CORPORATION                                    1.89%
LUCENT TECHNOLOGIES, INCORPORATED                    1.52%
U.S. TREASURY BOND, 6.13%                            1.46%
GENERAL ELECTRIC COMPANY                             1.46%
U.S. TREASURY BOND, 6.63%                            1.37%
HEWLETT-PACKARD COMPANY                              1.17%
PFIZER, INCORPORATED                                 1.11%
AT&T CORPORATION                                     1.09%

  STRATEGIC ALLOCATION(8) (AS OF MARCH 31, 2000)
----------------------------------------------

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Diversified Equity Style  80%

Diversified Bond Style    20%

  GROWTH OF $10,000 INVESTMENT(9)
----------------------------------------------

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

          WELLS FARGO AGGRESSIVE                    LEHMAN BROTHERS INTERMEDIATE
       BALANCED-EQUITY FUND-CLASS I  S&P 500 INDEX   GOVERNMENT/CORPORATE INDEX

12/97                       $10,000        $10,000                       $10,000

12/97                       $10,013        $10,172                       $10,080

1/98                        $10,144        $10,284                       $10,212

2/98                        $10,704        $11,025                       $10,204

3/98                        $11,085        $11,590                       $10,237

4/98                        $11,225        $11,708                       $10,288

5/98                        $11,055        $11,507                       $10,363

6/98                        $11,375        $11,974                       $10,429

7/98                        $11,205        $11,847                       $10,466

8/98                         $9,923        $10,135                       $10,630

9/98                        $10,364        $10,785                       $10,897

10/98                       $11,135        $11,662                       $10,886

11/98                       $11,766        $12,368                       $10,885

12/98                       $12,438        $13,081                       $10,928

1/99                        $12,791        $13,631                       $10,988

2/99                        $12,438        $13,206                       $10,827

3/99                        $12,821        $13,734                       $10,908

4/99                        $13,234        $14,266                       $10,942

5/99                        $13,043        $13,929                       $10,858

6/99                        $13,608        $14,687                       $10,865

7/99                        $13,376        $14,228                       $10,855

8/99                        $13,255        $14,158                       $10,864

9/99                        $13,002        $13,770                       $10,965

10/99                       $13,507        $14,641                       $10,994

11/99                       $13,850        $14,939                       $11,007

12/99                       $14,377        $15,819                       $10,971

1/00                        $14,041        $15,024                       $10,930

2/00                        $14,204        $14,741                       $11,020

3/00                        $15,080        $16,182                       $11,134

--------------------------------------------------------------------------------
(3) The Lehman Brothers Intermediate Government/Corporate Index is an index based on all publicly issued intermediate government and corporate debt securities with an average maturity of 4-5 years. This Index represents asset types which are subject to risk, including loss of principal. The Index does not incur expenses and is not available directly for investment. Had this Index incurred operating expenses, its performance would have been lower.
(4) The S&P 500 Index is an unmanaged index of 500 widely-held common stocks representing, among others, industrial, financial, utility and transportation companies listed or traded on national exchanges or over-the-counter markets. The Fund is a professionally managed mutual fund. You cannot invest directly in an index.
(5) The ten largest holdings are calculated based on the market value of the securities divided by total market value of the portfolio.
(6) The average credit rating is compiled from ratings from Standards & Poor's and/or Moody's Investors Service (together "rating agencies"). Standard & Poor's is a trademark of McGraw-Hill, Inc., and has been licensed. The Fund is not sponsored, sold or promoted by these rating agencies and these rating agencies make no representation regarding the advisability of investing in the Fund.
(7) The formula used to calculate the SEC yield is described in detail in the Fund's Statement of Additional Information, and is designed to standardize the yield calculations so that all mutual fund companies with the same or similar portfolios quote a uniform yield figure for their non-money market advertisements. SEC yields include the actual amount of interest earned adjusted by any gain or loss realized due to the return of principal, less expenses and the maximum offering price calculated on a 30-day month-end basis.
(8)  Portfolio holdings are subject to change.
(9) The chart compares the performance of the Wells Fargo Aggressive Balanced-Equity Fund Institutional Class shares since inception with the S&P 500 Index and the Lehman Brothers Intermediate Government/Corporate Index. The chart assumes a hypothetical $10,000 investment in Institutional Class shares and reflects all operating expenses.

ALLOCATION FUNDS                                          PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

ASSET ALLOCATION FUND
INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
  The Wells Fargo Asset Allocation Fund (the Fund) seeks to earn long-term total return, consistent with reasonable risk.
ADVISOR
  Wells Fargo Bank, N.A.
SUB-ADVISOR
  Barclays Global Fund Advisors
FUND MANAGER
  Team Managed
INCEPTION DATE
  11/13/86
PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------
   Despite volatile equity and bond markets, the Fund performed well over the six-month period ending March 31, 2000. The Fund's Class A shares posted a 13.66%(1) return during the period, outperforming its peer group, the Lipper Flexible Portfolio Funds Average(2), by 0.08%. The Fund's Class A shares distributed $0.31 per share in dividend income and $3.69 in capital gains during the period.
   The driving force behind the Fund's strong performance was an unprecedented fourth-quarter rally led primarily by technology and computer stocks. In fact, between October 1 and December 31, 1999, the technology sector posted a 61.8% return, with the communications sector rising 40%. As investors increasingly embraced high-flying "New Economy" technology stocks, the NASDAQ Composite Index(3) ("NASDAQ") continued to rise to record highs.
   In contrast, a bullish stock market was offset by a weaker bond market. During the fourth quarter, the bond market fell 2.5% due to concerns that the Federal Reserve Board would continue to raise rates to curtail the nation's fast-growing economy.
   In early 2000, the stock market quickly shifted course. Stocks were sent reeling amid ongoing inflation fears, with large cap stocks perceived as being most vulnerable to rising rates. The S&P 500 Index(4) shed more than 5% of its value in January, followed by a 1.89% decline in February. Still, NASDAQ continued its upward march, gaining 19% in February. One month later, NASDAQ would begin a downward spiral, triggering another shift from "New Economy" stocks back to more predictable "Old Economy" stocks.
   During the first quarter 2000, the bond market rebounded sharply, generating a 9.3% gain. Although interest rates rose by 0.50% in February and March, the real story was the government's decision to buy back long-term Treasury securities and to reduce the supply of new bond issues. As a result, yields on short-term securities increased, while yields on longer-term Treasuries decreased to create an inverted yield curve.
   Amid changing markets, the Fund's management team rebalanced the portfolio in January from a mix of 60% stocks and 40% bonds to a blend of 55% stocks and 45% bonds. As stock prices declined and the bond market strengthened, the Fund benefited from a rebalanced portfolio. In February, the Fund was again rebalanced to its original benchmark weightings.
STRATEGIC OUTLOOK
--------------------------------------------------------------------------------
   The Fund will continue to invest in a mix of stocks, bonds and cash to capture optimal performance without incurring undue risk. In addition, ongoing market volatility will give the management team an opportunity to add value to the Fund.

--------------------------------------------------------------------------------
(1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Fund's manager has waived all or a portion of its management fees or assumed responsibility for other expenses pursuant to a contract with the Fund, which reduces operating expenses and increases total return to shareholders. Without these reductions the Fund's returns would have been lower. The contract's minimum period is through November 8, 2000, and continues thereafter unless the Board of Trustees acts to alter or remove the waivers.
  Performance shown for Class A, Class B and Class C shares of the Wells Fargo Asset Allocation Fund for periods prior to November 8, 1999, reflects performance of the Class A, Class B and Class C shares of the Stagecoach Asset Allocation Fund (the accounting survivor of a merger of the Stagecoach Asset Allocation Fund and the Stagecoach Balanced Fund), its predecessor fund. Effective at the close of business November 5, 1999, the Stagecoach Funds were reorganized into the Wells Fargo Funds. Performance shown for the Class A shares for periods prior to January 2, 1992, reflects performance of the shares of the Asset Allocation Fund for the Wells Fargo Investment Trust for Retirement Programs, a predecessor portfolio with the same investment objectives and policies as the Stagecoach Fund. Performance shown for the Class B shares for periods prior to January 1, 1995, reflects performance of the Class A shares of the Stagecoach Fund adjusted to reflect Class B sales charges and expenses; for periods prior to January 2, 1992, Class B share performance reflects performance of the predecessor portfolio, adjusted to reflect Class B sales charges and expenses. Performance shown for Class C shares for periods prior to April 1, 1998, reflects performance of the Class B shares, adjusted for Class C sales charges and expenses. Performance shown for the Institutional Class shares for periods prior to November 8, 1999, reflects performance of the Class A shares of the predecessor fund, adjusted to reflect the expenses of the Institutional Class shares. For Class A shares, the maximum front-end sales charge is 5.75%. The maximum contingent-deferred sales charge for Class B shares is 5.00%. The maximum contingent-deferred sales charge for Class C shares is 1.00%. Class B and Class C share performance including sales charge assumes the maximum contingent-deferred sales charge for the corresponding time period. Institutional Class shares are sold without sales charges.
(2) Source: Lipper Analytical Services, Inc. The Lipper Flexible Portfolio Funds Average is an average of 237 funds that allocate their investments across various asset classes, including domestic common stocks, bonds and money market instruments with a focus on total return. The total return of the Lipper average does not include the effect of sales charges, and you cannot invest directly in an average. Had the average incurred operating expenses, its performance would have been lower.
(3) The NASDAQ Composite Index is a broad-based capitalization-weighted index of all NASDAQ National Market & Small Cap stocks. You cannot invest directly in an index.
4

PERFORMANCE HIGHLIGHTS                                          ALLOCATION FUNDS
--------------------------------------------------------------------------------

  AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF MARCH 31, 2000)
--------------------------------------------------------------------------------

                                 Excluding Sales Charge               Including Sales Charge
                           -----------------------------------  -----------------------------------
                           6-Month*  1-Year   5-Year   10-Year  6-Month*  1-Year   5-Year   10-Year
CLASS A                      13.66    12.85    18.90    14.90      7.11     6.37    17.49    14.22
CLASS B                      13.28    12.05    18.18    14.27      8.43     7.30    17.97    14.27
CLASS C                      13.21    11.97    18.16    14.27     12.24    11.02    18.16    14.27
INSTITUTIONAL CLASS          13.66    12.85    18.90    14.90
BENCHMARK
  LIPPER FLEXIBLE
    PORTFOLIO FUNDS
    AVERAGE                  13.58    14.76    16.43    13.37
  LEHMAN BROTHERS 20-PLUS
    U.S. TREASURY BOND
    INDEX(5)                  6.56     3.33     9.84    10.13
  S&P 500 INDEX              17.51    17.94    26.76    18.84

*  Returns for periods less than one year are not annualized.

  CHARACTERISTICS: (AS OF MARCH 31, 2000)
----------------------------------------------

BETA*                                               1.07
AVERAGE COUPON OF BOND PORTFOLIO                    6.97%
AVERAGE MATURITY OF BOND PORTFOLIO                  24.1 YEARS
AVERAGE DURATION OF BOND PORTFOLIO                  11.9 YEARS
NUMBER OF HOLDINGS                                  531
PORTFOLIO TURNOVER                                  23%

*  A measure of a fund's sensitivity to market movements. The benchmark beta is
1.00 by definition.
  MODEL ALLOCATION(7) (AS OF MARCH 31, 2000)
----------------------------------------------

STOCKS =                                               62%
CASH =                                                 38%

  TEN LARGEST HOLDINGS(6) (AS OF MARCH 31, 2000)
----------------------------------------------

U.S. TREASURY BOND, 8.00%                            4.23%
U.S. TREASURY BOND, 8.75%                            2.91%
MICROSOFT CORPORATION                                2.69%
CISCO SYSTEMS, INCORPORATED                          2.57%
U.S. TREASURY BOND, 6.25%                            2.54%
GENERAL ELECTRIC COMPANY                             2.47%
U.S. TREASURY BOND, 6.13%                            2.31%
INTEL CORPORATION                                    2.14%
U.S. TREASURY BOND, 7.13%                            2.00%
U.S. TREASURY BOND, 8.13%                            1.49%

  SECTOR DISTRIBUTION(7) (AS OF MARCH 31, 2000)
----------------------------------------------

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

U.S. Treasury Securities  38%

Technology                21%

Financial                  9%

Telecommunications         5%

Health Care                5%

Consumer Non-Cylical       4%

Consumer Cyclical          4%

Basic Materials            3%

Energy                     3%

Consumer Services          3%

Industrials                2%

Utilities                  1%

Transportation             1%

Commercial Services        1%

GROWTH OF $10,000 INVESTMENT(8)
----------------------------------------------

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

          WELLS FARGO ASSET     LEHMAN BROTHERS 20-PLUS U.S.                 WELLS FARGO ASSET ALLOCATION
       ALLOCATION FUND-CLASS A      TREASURY BOND INDEX       S&P 500 INDEX          FUND CLASS I

3/90                    $9,425                       $10,000        $10,000                       $10,000

4/90                    $9,426                        $9,745         $9,751                       $10,000

5/90                    $9,671                       $10,223        $10,701                       $10,260

6/90                    $9,727                       $10,470        $10,629                       $10,319

7/90                    $9,783                       $10,565        $10,595                       $10,379

8/90                    $9,622                       $10,072         $9,637                       $10,208

9/90                    $9,594                       $10,188         $9,168                       $10,178

10/90                   $9,699                       $10,427         $9,129                       $10,290

11/90                   $9,979                       $10,888         $9,719                       $10,587

12/90                  $10,119                       $11,110         $9,990                       $10,736

1/91                   $10,385                       $11,246        $10,425                       $11,018

2/91                   $10,602                       $11,292        $11,171                       $11,248

3/91                   $10,693                       $11,330        $11,441                       $11,345

4/91                   $10,791                       $11,480        $11,468                       $11,449

5/91                   $10,917                       $11,457        $11,963                       $11,582

6/91                   $10,679                       $11,354        $11,415                       $11,330

7/91                   $10,945                       $11,534        $11,947                       $11,612

8/91                   $11,296                       $11,948        $12,230                       $11,984

9/91                   $11,520                       $12,333        $12,026                       $12,221

10/91                  $11,555                       $12,341        $12,187                       $12,259

11/91                  $11,471                       $12,391        $11,696                       $12,169

12/91                  $12,360                       $13,169        $13,034                       $13,113

1/92                   $11,996                       $12,749        $12,791                       $12,727

2/92                   $12,066                       $12,818        $12,957                       $12,801

3/92                   $11,907                       $12,673        $12,705                       $12,632

4/92                   $11,999                       $12,644        $13,078                       $12,730

5/92                   $12,233                       $13,010        $13,142                       $12,978

6/92                   $12,287                       $13,179        $12,946                       $13,035

7/92                   $12,811                       $13,751        $13,475                       $13,592

8/92                   $12,768                       $13,834        $13,199                       $13,546

9/92                   $12,942                       $14,036        $13,354                       $13,731

10/92                  $12,761                       $13,740        $13,400                       $13,538

11/92                  $12,928                       $13,816        $13,857                       $13,715

12/92                  $13,226                       $14,213        $14,027                       $14,031

1/93                   $13,499                       $14,607        $14,144                       $14,321

2/93                   $13,876                       $15,117        $14,337                       $14,721

3/93                   $13,972                       $15,149        $14,639                       $14,823

4/93                   $13,905                       $15,259        $14,285                       $14,752

5/93                   $14,084                       $15,327        $14,668                       $14,942

6/93                   $14,450                       $16,002        $14,711                       $15,330

7/93                   $14,578                       $16,312        $14,651                       $15,466

8/93                   $15,152                       $17,018        $15,207                       $16,075

9/93                   $15,090                       $17,058        $15,091                       $16,010

10/93                  $15,311                       $17,199        $15,403                       $16,244

11/93                  $15,075                       $16,734        $15,256                       $15,994

12/93                  $15,201                       $16,772        $15,440                       $16,128

1/94                   $15,662                       $17,190        $15,965                       $16,617

2/94                   $15,153                       $16,445        $15,532                       $16,076

3/94                   $14,560                       $15,694        $14,855                       $15,447

4/94                   $14,519                       $15,500        $15,045                       $15,404

5/94                   $14,576                       $15,372        $15,292                       $15,464

6/94                   $14,323                       $15,212        $14,917                       $15,195

7/94                   $14,784                       $15,775        $15,407                       $15,685

8/94                   $15,024                       $15,620        $16,039                       $15,939

9/94                   $14,588                       $15,087        $15,647                       $15,477

10/94                  $14,705                       $15,037        $15,999                       $15,600

11/94                  $14,546                       $15,144        $15,416                       $15,432

12/94                  $14,772                       $15,394        $15,644                       $15,672

1/95                   $15,152                       $15,813        $16,050                       $16,075

2/95                   $15,629                       $16,257        $16,675                       $16,581

3/95                   $15,908                       $16,411        $17,166                       $16,877

4/95                   $16,256                       $16,706        $17,671                       $17,247

5/95                   $17,096                       $18,083        $18,376                       $18,138

6/95                   $17,360                       $18,302        $18,803                       $18,418

7/95                   $17,586                       $17,977        $19,426                       $18,657

8/95                   $17,703                       $18,408        $19,474                       $18,782

9/95                   $18,164                       $18,772        $20,296                       $19,270

10/95                  $18,255                       $19,335        $20,223                       $19,367

11/95                  $18,773                       $19,838        $21,110                       $19,917

12/95                  $19,084                       $20,410        $21,517                       $20,246

1/96                   $19,424                       $20,386        $22,248                       $20,607

2/96                   $19,323                       $19,304        $22,455                       $20,500

3/96                   $19,364                       $18,887        $22,671                       $20,543

4/96                   $19,382                       $18,553        $23,004                       $20,563

5/96                   $19,549                       $18,454        $23,595                       $20,740

6/96                   $19,768                       $18,866        $23,685                       $20,973

7/96                   $19,329                       $18,865        $22,638                       $20,507

8/96                   $19,310                       $18,595        $23,116                       $20,487

9/96                   $20,064                       $19,138        $24,415                       $21,286

10/96                  $20,753                       $19,940        $25,089                       $22,018

11/96                  $21,859                       $20,651        $26,983                       $23,190

12/96                  $21,308                       $20,112        $26,449                       $22,606

1/97                   $21,739                       $19,932        $28,099                       $23,063

2/97                   $21,790                       $19,936        $28,321                       $23,118

3/97                   $21,055                       $19,388        $27,160                       $22,337

4/97                   $21,874                       $19,881        $28,779                       $23,207

5/97                   $22,610                       $20,111        $30,537                       $23,988

6/97                   $23,257                       $20,532        $31,896                       $24,674

7/97                   $24,891                       $21,848        $34,432                       $26,407

8/97                   $23,791                       $21,174        $32,503                       $25,241

9/97                   $24,766                       $21,801        $34,281                       $26,275

10/97                  $24,735                       $22,603        $33,136                       $26,242

11/97                  $25,537                       $22,958        $34,671                       $27,093

12/97                  $25,998                       $23,365        $35,267                       $27,582

1/98                   $26,386                       $23,856        $35,655                       $27,993

2/98                   $27,641                       $23,666        $38,226                       $29,325

3/98                   $28,650                       $23,713        $40,183                       $30,396

4/98                   $28,845                       $23,792        $40,593                       $30,603

5/98                   $28,708                       $24,295        $39,894                       $30,457

6/98                   $29,775                       $24,935        $41,514                       $31,589

7/98                   $29,475                       $24,793        $41,074                       $31,271

8/98                   $26,618                       $26,006        $35,139                       $28,239

9/98                   $28,123                       $26,964        $37,391                       $29,836

10/98                  $29,779                       $26,505        $40,428                       $31,593

11/98                  $31,249                       $26,749        $42,877                       $33,153

12/98                  $32,648                       $26,687        $45,399                       $34,637

1/99                   $33,791                       $26,941        $47,296                       $35,850

2/99                   $32,572                       $25,501        $48,767                       $34,556

3/99                   $33,498                       $25,389        $50,718                       $35,539

4/99                   $34,466                       $25,410        $52,681                       $36,566

5/99                   $33,753                       $25,006        $51,437                       $35,809

6/99                   $34,699                       $24,700        $54,236                       $36,813

7/99                   $33,931                       $24,559        $52,542                       $35,998

8/99                   $33,739                       $24,444        $52,282                       $35,794

9/99                   $33,258                       $24,620        $50,849                       $35,284

10/99                  $34,454                       $24,623        $54,068                       $36,554

11/99                  $34,751                       $24,436        $55,166                       $36,868

12/99                  $35,745                       $24,003        $58,415                       $37,925

1/00                   $34,993                       $24,421        $55,482                       $37,111

2/00                   $35,249                       $25,288        $54,434                       $37,383

3/00                   $37,801                       $26,235        $59,757                       $40,104

--------------------------------------------------------------------------------
(4) The S&P 500 Index is an unmanaged index of 500 widely-held common stocks representing, among others, industrial, financial, utility and transportation companies listed or traded on national exchanges or over-the-counter markets. The Fund is a professionally managed mutual fund. You cannot invest directly in an index.
(5) The Lehman Brothers 20-Plus U.S. Treasury Bond Index is an unmanaged index comprised of U.S. Treasury bonds with 20-year or longer maturities. The total return of the index does not include the effect of sales charges, and you cannot invest directly in an index. Had the index incurred operating expenses, its performance would have been lower.
(6) The ten largest holdings are calculated based on the market value of the securities divided by total market value of the portfolio.
(7)  Portfolio holdings are subject to change.
(8) The chart compares the performance of the Wells Fargo Asset Allocation Fund Class A and Institutional Class shares since inception with the S&P 500 Index and the Lehman Brothers 20-Plus U.S. Treasury Bond Index. The chart assumes a hypothetical $10,000 investment in Class A and Institutional Class shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 5.75%.

ALLOCATION FUNDS                                          PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

GROWTH BALANCED FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
  The Wells Fargo Growth Balanced Fund (the Fund) seeks to provide a combination of current income and capital appreciation by diversified investments in stocks and bonds.

ADVISOR
  Wells Fargo Bank, N.A.

SUB-ADVISORS
  Wells Capital Management
  Peregrine Capital Management
  Smith Asset Management Group
  Schroder Investment Management North America
  Galliard Capital Management

FUND MANAGER
  Collectively Managed

INCEPTION DATE
  4/30/89

PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------
   In this environment, the Fund's Class A shares returned 13.94%(1) for the six-month period ended March 31, 2000, excluding sales charges. The Fund outperformed its peer group, the Lipper Balanced Funds Average(2), which returned 10.51% for the period. The Fund's Class A shares distributed $0.59 per share in dividend income and $1.81 in capital gains during the period.
   Driven by excitement over "New Economy" companies, small-cap growth stocks outperformed most other segments of the U.S. market over the six months ended March 31, 2000. Technology, telecommunications and media stocks rose to new highs in the fourth quarter of 1999 and in the first two months of 2000. To a large extent, the dominance of these companies was a global phenomenon. "New Economy" stocks in Europe, Japan and elsewhere led their respective markets. Technology, biotechnology and some media stocks subsequently declined in March, but their gains in late 1999 and early 2000 enabled them to stay ahead of other areas of the market for the reporting period.
   In this environment, the relative weakness of the Fund's large-cap value stocks was offset in part by its small-cap growth positions and international component. Besides "New Economy" stocks, many international markets were fueled by positive economic trends.
   The bond market withstood a barrage of influences late in the period with very mixed results. The only sector to appreciate substantially was long-term U.S. Treasuries. Driven by investor confidence in the economy and the inception of a government-sponsored buy-back program, long Treasuries rallied. The Fund also benefited from the decline in medium- and long-term interest rates, longer duration, broad diversification among the spread sectors and the shorter spread duration of the corporate bond holdings. The Fund's position in 30-year Treasuries also contributed to its performance.

STRATEGIC OUTLOOK
--------------------------------------------------------------------------------
   Continued monetary tightening by the Federal Reserve Board is expected for the remainder of the year, at least until evidence of an economic slowdown materializes. Interest rates should not have a material impact on relative performance as the Fund does not attempt to add value by timing the market.

--------------------------------------------------------------------------------

(1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Fund's manager has waived all or a portion of its management fees or assumed responsibility for other expenses pursuant to a contract with the Fund, which reduces operating expenses and increases total return to shareholders. Without these reductions the Fund's returns would have been lower. The contract's minimum period is through November 8, 2000, and continues thereafter unless the Board of Trustees acts to alter or remove the waivers.
  Performance shown for Class A, Class B, Class C and Institutional
Class shares of the Wells Fargo Growth Balanced Fund for periods prior to November 8, 1999, reflects performance of the Class A, Class B, Class C and Institutional Class shares of the Norwest Advantage Growth Balanced Fund, its predecessor fund. Effective at the close of business November 5, 1999, the Norwest Advantage Funds were reorganized into the Wells Fargo Funds. Performance shown for the Class A shares of the Fund prior to October 14, 1998, reflects the performance of the Institutional Class shares of the Fund adjusted to reflect Class A sales charges. Performance shown for the Class B and Class C shares of the Fund prior to October 1, 1998, reflects the performance of the Institutional Class shares of the Fund adjusted to reflect Class B and Class C sales charges and expenses, respectively. Performance of the Institutional Class shares of the Fund, prior to November 11, 1994, reflects the performance of a collective investment fund adjusted to reflect Institutional Class expenses. Norwest Bank Minnesota, N.A. managed the collective investment fund with an investment objective and principal investment strategy that were substantially similar to those of the Fund. The performance for the Fund includes performance of its predecessor collective investment fund for periods before it became a mutual fund on November 11, 1994. The collective investment fund's performance was adjusted to reflect the Fund's 1994 estimate of its expense ratio for the first year of operations as a mutual fund, including any applicable sales load (without giving effect to any fee waivers or expense reimbursements). The collective investment fund was not registered under the Investment Company Act of 1940 ("1940 Act") nor subject to certain investment limitations, diversification requirements, and other restrictions imposed by the 1940 Act or the Internal Revenue Code which, if applicable, may have adversely affected the performance results. For Class A shares, the maximum front-end sales charge is 5.75%. The maximum contingent-deferred sales charge for Class B shares is 5.00%. The maximum contingent-deferred sales charge for Class C shares is 1.00%.
Class B and Class C share performance including sales charge assumes the maximum contingent-deferred sales charge for the corresponding time period. Institutional Class shares are sold without sales charges.
(2) Source: Lipper Analytical Services, Inc. The Lipper Balanced Funds Average is an average of funds whose primary objective is to conserve principal by maintaining at all times a balanced portfolio of both stocks and bonds. The total return of the average does not include the effect of sales charges, and you cannot invest directly in an average. Had the average incurred operating expenses, its performance would have been lower.
(3) The Lehman Brothers Intermediate Government/Corporate Index is an index based on all publicly held intermediate government and corporate debt securities with an average maturity of 4-5 years. The index represents asset types which are subject to risk, including loss of principal. The total return of the index does not include the effect of sales charges, and you cannot invest directly in an index. Had the index incurred operating expenses, its performance would have been lower.
6

PERFORMANCE HIGHLIGHTS                                          ALLOCATION FUNDS
--------------------------------------------------------------------------------

  AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF MARCH 31, 2000)
--------------------------------------------------------------------------------

                                 Excluding Sales Charge               Including Sales Charge
                           -----------------------------------  -----------------------------------
                           6-Month*  1-Year   5-Year   10-Year  6-Month*  1-Year   5-Year   10-Year
CLASS A                      13.94    15.03    18.39    14.20      7.39     8.42    17.00    13.53
CLASS B                      13.54    14.22    17.53    13.37      8.54     9.22    17.32    13.37
CLASS C                      13.53    14.32    17.56    13.39     12.53    13.32    17.56    13.39
INSTITUTIONAL CLASS          14.05    15.29    18.47    14.24
BENCHMARK
  LIPPER BALANCED FUNDS
    AVERAGE                  10.51    10.48    15.34    12.39
  LEHMAN BROTHERS
    INTERMEDIATE
    GOVERNMENT/CORPORATE
    INDEX(3)                  1.56     2.09     6.50     7.44
  S&P 500 INDEX(4)           17.51    17.94    26.76    18.84

*  Returns for periods less than one year are not annualized.

  DIVERSIFIED EQUITY STYLE CHARACTERISTICS (AS OF MARCH 31, 2000)
----------------------------------------------

BETA*                                               0.93
DIVIDEND                                            1.19%
P/E (TRAILING 12 MO.)                               31.9X
P/B                                                 5.6X
MEDIAN MARKET CAP. ($B)                             20.7
NUMBER OF HOLDINGS                                  1449
PORTFOLIO TURNOVER                                   40%

*  A measure of a fund's sensitivity to market movements. The benchmark beta is
1.00 by definition.
  DIVERSIFIED BOND STYLE CHARACTERISTICS
  (AS OF MARCH 31, 2000)
----------------------------------------------

AVERAGE CREDIT QUALITY(6)                                AA
AVERAGE MATURITY                                     15.3 YEARS
DURATION                                             7.6 YEARS
SEC YIELD(7) AS OF 3/31/00                             6.32%

  TEN LARGEST HOLDINGS(5) (AS OF MARCH 31, 2000)
----------------------------------------------

U.S. TREASURY BOND, 6.13%                            2.55%
U.S. TREASURY BOND, 6.63%                            2.40%
CISCO SYSTEMS, INCORPORATED                          1.90%
U.S. TREASURY BOND, 5.25%                            1.82%
U.S. TREASURY BOND, 6.75%                            1.75%
U.S. TREASURY BOND, 6.38%                            1.71%
MICROSOFT CORPORATION                                1.69%
U.S. TREASURY BOND, 5.50%                            1.57%
INTEL CORPORATION                                    1.53%
LUCENT TECHNOLOGIES, INCORPORATED                    1.23%

  STRATEGIC ALLOCATION(8) (AS OF MARCH 31, 2000)
----------------------------------------------

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Diversified Equity Style  65%

Diversified Bond Style    35%

  GROWTH OF $10,000 INVESTMENT(9)
----------------------------------------------

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

        WELLS FARGO GROWTH                   LEHMAN BROTHERS INTERMEDIATE   WELLS FARGO GROWTH
       BALANCED FUND CLASS A  S&P 500 INDEX   GOVERNMENT/CORPORATE INDEX   BALANCED FUND CLASS I

4/90                  $9,425        $10,000                       $10,000                $10,000

4/90                  $9,339         $9,751                        $9,965                 $9,909

5/90                 $10,047        $10,701                       $10,184                $10,659

6/90                 $10,166        $10,629                       $10,321                $10,785

7/90                 $10,127        $10,595                       $10,464                $10,745

8/90                  $9,509         $9,637                       $10,421                $10,089

9/90                  $9,147         $9,168                       $10,501                 $9,704

10/90                 $9,204         $9,129                       $10,623                 $9,764

11/90                 $9,560         $9,719                       $10,785                $10,143

12/90                 $9,771         $9,990                       $10,933                $10,367

1/91                 $10,191        $10,425                       $11,044                $10,812

2/91                 $10,718        $11,171                       $11,132                $11,372

3/91                 $10,929        $11,441                       $11,208                $11,596

4/91                 $10,944        $11,468                       $11,330                $11,611

5/91                 $11,307        $11,963                       $11,399                $11,997

6/91                 $10,928        $11,415                       $11,407                $11,594

7/91                 $11,351        $11,947                       $11,535                $12,043

8/91                 $11,617        $12,230                       $11,755                $12,325

9/91                 $11,626        $12,026                       $11,958                $12,335

10/91                $11,840        $12,187                       $12,094                $12,562

11/91                $11,617        $11,696                       $12,233                $12,325

12/91                $12,499        $13,034                       $12,532                $13,261

1/92                 $12,429        $12,791                       $12,417                $13,186

2/92                 $12,459        $12,957                       $12,466                $13,219

3/92                 $12,251        $12,705                       $12,417                $12,998

4/92                 $12,377        $13,078                       $12,527                $13,132

5/92                 $12,540        $13,142                       $12,721                $13,304

6/92                 $12,377        $12,946                       $12,909                $13,131

7/92                 $12,630        $13,475                       $13,166                $13,400

8/92                 $12,519        $13,199                       $13,298                $13,283

9/92                 $12,653        $13,354                       $13,478                $13,425

10/92                $12,673        $13,400                       $13,303                $13,446

11/92                $13,054        $13,857                       $13,253                $13,850

12/92                $13,197        $14,027                       $13,430                $14,001

1/93                 $13,223        $14,144                       $13,691                $14,030

2/93                 $13,179        $14,337                       $13,907                $13,983

3/93                 $13,527        $14,639                       $13,963                $14,352

4/93                 $13,335        $14,285                       $14,074                $14,148

5/93                 $13,643        $14,668                       $14,043                $14,475

6/93                 $13,660        $14,711                       $14,264                $14,493

7/93                 $13,736        $14,651                       $14,298                $14,573

8/93                 $14,239        $15,207                       $14,525                $15,108

9/93                 $14,298        $15,091                       $14,585                $15,171

10/93                $14,472        $15,403                       $14,624                $15,354

11/93                $14,239        $15,256                       $14,543                $15,100

12/93                $14,550        $15,440                       $14,609                $15,438

1/94                 $14,923        $15,965                       $14,772                $15,833

2/94                 $14,646        $15,532                       $14,553                $15,540

3/94                 $14,134        $14,855                       $14,313                $14,997

4/94                 $14,223        $15,045                       $14,216                $15,092

5/94                 $14,288        $15,292                       $14,225                $15,159

6/94                 $13,984        $14,917                       $14,227                $14,837

7/94                 $14,335        $15,407                       $14,432                $15,210

8/94                 $14,800        $16,039                       $14,477                $15,703

9/94                 $14,588        $15,647                       $14,343                $15,478

10/94                $14,709        $15,999                       $14,342                $15,606

11/94                $14,423        $15,416                       $14,277                $15,303

12/94                $14,529        $15,644                       $14,327                $15,416

1/95                 $14,652        $16,050                       $14,568                $15,545

2/95                 $14,993        $16,675                       $14,870                $15,907

3/95                 $15,294        $17,166                       $14,954                $16,227

4/95                 $15,562        $17,671                       $15,140                $16,512

5/95                 $16,002        $18,376                       $15,597                $16,978

6/95                 $16,376        $18,803                       $15,701                $17,375

7/95                 $16,864        $19,426                       $15,703                $17,893

8/95                 $16,937        $19,474                       $15,846                $17,970

9/95                 $17,434        $20,296                       $15,960                $18,497

10/95                $17,287        $20,223                       $16,137                $18,342

11/95                $17,734        $21,110                       $16,349                $18,816

12/95                $17,907        $21,517                       $16,520                $18,999

1/96                 $18,285        $22,248                       $16,662                $19,400

2/96                 $18,428        $22,455                       $16,467                $19,551

3/96                 $18,562        $22,671                       $16,383                $19,694

4/96                 $18,879        $23,004                       $16,326                $20,032

5/96                 $19,166        $23,595                       $16,313                $20,335

6/96                 $19,175        $23,685                       $16,486                $20,344

7/96                 $18,562        $22,638                       $16,535                $19,694

8/96                 $18,814        $23,116                       $16,549                $19,961

9/96                 $19,561        $24,415                       $16,779                $20,754

10/96                $19,698        $25,089                       $17,076                $20,941

11/96                $20,639        $26,983                       $17,301                $21,894

12/96                $20,459        $26,449                       $17,190                $21,707

1/97                 $21,140        $28,099                       $17,257                $22,429

2/97                 $21,140        $28,321                       $17,290                $22,429

3/97                 $20,476        $27,160                       $17,171                $21,726

4/97                 $21,158        $28,779                       $17,373                $22,448

5/97                 $22,198        $30,537                       $17,518                $23,551

6/97                 $22,995        $31,896                       $17,677                $24,397

7/97                 $24,303        $34,432                       $18,036                $25,786

8/97                 $23,344        $32,503                       $17,946                $24,768

9/97                 $24,393        $34,281                       $18,154                $25,881

10/97                $23,918        $33,136                       $18,355                $25,377

11/97                $24,350        $34,671                       $18,396                $25,862

12/97                $24,709        $35,267                       $18,543                $26,216

1/98                 $25,036        $35,655                       $18,786                $26,562

2/98                 $26,149        $38,226                       $18,771                $27,744

3/98                 $26,928        $40,183                       $18,831                $28,570

4/98                 $27,225        $40,593                       $18,925                $28,885

5/98                 $26,947        $39,894                       $19,063                $28,590

6/98                 $27,638        $41,514                       $19,185                $29,323

7/98                 $27,302        $41,074                       $19,252                $28,967

8/98                 $24,863        $35,139                       $19,555                $26,379

9/98                 $25,891        $37,391                       $20,045                $27,469

10/98                $27,420        $40,431                       $20,025                $29,089

11/98                $28,853        $42,881                       $20,023                $30,617

12/98                $30,237        $45,351                       $20,103                $32,100

1/99                 $31,001        $47,261                       $20,214                $32,918

2/99                 $30,170        $45,786                       $19,917                $32,047

3/99                 $30,925        $47,618                       $20,066                $32,843

4/99                 $31,718        $49,460                       $20,128                $33,692

5/99                 $31,307        $48,293                       $19,973                $33,273

6/99                 $32,434        $50,920                       $19,987                $34,467

7/99                 $31,956        $49,330                       $19,969                $33,961

8/99                 $31,698        $49,086                       $19,985                $33,703

9/99                 $31,221        $47,741                       $20,171                $33,198

10/99                $32,233        $50,763                       $20,224                $34,284

11/99                $32,950        $51,793                       $20,248                $35,048

12/99                $33,901        $54,844                       $20,181                $36,075

1/00                 $33,347        $52,091                       $20,107                $35,482

2/00                 $33,819        $51,106                       $20,271                $35,993

3/00                 $35,573        $56,104                       $20,482                $37,863

--------------------------------------------------------------------------------
(4) The S&P 500 Index is an unmanaged index of 500 widely-held common stocks representing, among others, industrial, financial, utility and transportation companies listed or traded on national exchanges or over-the-counter markets. The Fund is a professionally managed mutual fund. You cannot invest directly in an index.
(5) The ten largest holdings are calculated based on the market value of the securities divided by total market value of the portfolio.
(6) The average credit rating is compiled from ratings from Standards & Poor's and/or Moody's Investors Service (together "rating agencies"). Standard & Poor's is a trademark of McGraw-Hill, Inc., and has been licensed. The Fund is not sponsored, sold or promoted by these rating agencies and these rating agencies make no representation regarding the advisability of investing in the Fund.
(7) The formula used to calculate the SEC yield is described in detail in the Fund's Statement of Additional Information, and is designed to standardize the yield calculations so that all mutual fund companies with the same or similar portfolios quote a uniform yield figure for their non-money market advertisements. SEC yields include the actual amount of interest earned adjusted by any gain or loss realized due to the return of principal, less expenses and the maximum offering price calculated on a 30-day month-end basis.
(8)  Portfolio holdings are subject to change.
(9) The chart compares the performance of the Wells Fargo Growth Balanced Fund Class A and Institutional Class shares since inception with the S&P 500 Index and the Lehman Intermediate Government/Corporate Index. The chart assumes a hypothetical $10,000 investment in Class A and Institutional Class shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 5.75%.

ALLOCATION FUNDS                                          PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

INDEX ALLOCATION FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
  The Wells Fargo Index Allocation Fund (the Fund) seeks to earn a high level of total return, consistent with the assumption of reasonable risk.

ADVISOR
  Wells Fargo Bank, N.A.

SUB-ADVISOR
  Barclays Global Fund Advisors

FUND MANAGER
  Team Managed

INCEPTION DATE
  04/07/88

PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------
   Favorable equity markets coupled with a timely investment in bonds helped the Fund outperform both the Lipper Flexible Portfolio Funds Average(1) and the S&P 500 Index(2). For the six-month period ended March 31, 2000, the Fund's Class A shares posted a 17.56%(3) return, compared to a 13.58% return for the Lipper Average and a 17.51% return for the S&P 500 Index. The Fund's Class A shares distributed no dividend income or capital gains during the period.
   The Fund's strong performance mirrored an unprecedented fourth quarter 1999 rally led by technology and computer stocks -- the key components of "New Economy" stocks. During that quarter, the technology and communication sectors rose 61.8% and 40.0%, respectively. All in all, the S&P 500 Index was up a staggering 14.88% in the fourth quarter alone. Although the Fund surrendered some of its gains during a volatile first quarter of 2000, it ended the period with significant returns.
   In general, the Fund remains fully invested in stocks. However, the Fund's flexible investment objective enables the management team to reallocate assets based on changes in market conditions. Events transpiring within bond and equity markets early in the year resulted in a 5% reallocation from stocks to bonds during a six-week period beginning in early January. During that time frame, the Fund benefited from the rebalance as stocks declined while the bond market strengthened. In fact, the Lehman Brothers 20-Plus U.S. Treasury Bond Index(4) -- the benchmark index for the Fund's bond holdings -- increased nearly 6% during this period. As bond yields began to decline, the management team again rebalanced the portfolio, shifting back to an allocation of 100% stocks.

STRATEGIC OUTLOOK
--------------------------------------------------------------------------------
   The Fund's management team will continue to invest in a mix of stocks, bonds and cash to capture optimal performance without exposing investors to undue risks. In addition, market volatility will give the management team an opportunity to add value to the Fund.

--------------------------------------------------------------------------------

(1) Source: Lipper Analytical Services, Inc. The Lipper Flexible Portfolio Funds Average is an average of 237 funds that allocate their investments across various asset classes, including domestic common stocks, bonds and money market instruments with a focus on total return. The total return of the Lipper average does not include the effect of sales charges, and you cannot invest directly in an average. Had the average incurred operating expenses, its performance would have been lower.
(2) The S&P 500 Index is an unmanaged index of 500 widely-held common stocks representing, among others, industrial, financial, utility and transportation companies listed or traded on national exchanges or over-the-counter markets. The Fund is a professionally managed mutual fund. You cannot invest directly in an index.
(3) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Fund's manager has waived all or a portion of its management fees or assumed responsibility for other expenses pursuant to a contract with the Fund, which reduces operating expenses and increases total return to shareholders. Without these reductions the Fund's returns would have been lower. The contract's minimum period is through November 8, 2000, and continues thereafter unless the Board of Trustees acts to alter or remove the waivers.
  Performance shown for Class A, Class B and Class C shares of the Wells Fargo Index Allocation Fund for periods prior to November 8, 1999, reflects performance of the Class A, Class B and Class C shares of the Stagecoach Index Allocation Fund, its predecessor fund. Effective at the close of business November 5, 1999, the Stagecoach Funds were reorganized into the Wells Fargo Funds. Performance shown for the Class A shares for periods prior to December 12, 1997, reflects performance of the Class A shares of the Overland Express Index Allocation Fund (the accounting survivor of a merger of the Stagecoach and Overland Funds on December 12, 1997). Performance shown for the Class B shares reflects performance of the Class D shares of the Overland Fund; for periods prior to July 1, 1993, Class B shares performance reflects performance of the Class A shares of the Overland Fund adjusted to reflect sales charges and expenses of the Class B shares. Performance shown for the Class C shares reflects performance of the Class D shares of the Overland Fund adjusted to reflect sales charges and expenses; for periods prior to July 1, 1993, Class C share performance reflects performance of the Class A shares of the Overland Fund adjusted to reflect the sales charges and expenses of the Class C shares. For Class A shares, the maximum front-end sales charge is 5.75%. The maximum contingent- deferred sales charge for Class B shares is 5.00%. The maximum contingent-deferred sales charge for Class C shares is 1.00%. Class B and C share performance including sales charge assumes the maximum contingent-deferred sales charge for the corresponding time period.
8

PERFORMANCE HIGHLIGHTS                                          ALLOCATION FUNDS
--------------------------------------------------------------------------------

  AVERAGE ANNUAL TOTAL RETURN(3)(%) (AS OF MARCH 31, 2000)
--------------------------------------------------------------------------------

                                 Excluding Sales Charge               Including Sales Charge
                           -----------------------------------  -----------------------------------
                           6-Month*  1-Year   5-Year   10-Year  6-Month*  1-Year   5-Year   10-Year
CLASS A                      17.56    17.35    23.16    16.84     10.81    10.58    21.71    16.14
CLASS B                      17.08    16.37    22.22    16.02     12.08    11.37    22.04    16.02
CLASS C                      17.07    16.40    22.25    16.04     16.07    15.40    22.25    16.04
BENCHMARK
  LIPPER FLEXIBLE
    PORTFOLIO FUNDS
    AVERAGE                  13.58    14.76    16.43    13.37
  LEHMAN BROTHERS 20-PLUS
    U.S. TREASURY BOND
    INDEX                     6.56     3.33     9.84    10.13
  S&P 500 INDEX              17.51    17.94    26.76    18.84
  IMONEYNET TAXABLE MONEY
    FUND AVERAGE(5)           2.54     4.86     5.56     5.96

*  Returns for periods less than one year are not annualized.

  FUND CHARACTERISTICS (AS OF MARCH 31, 2000)
----------------------------------------------

BETA*                                                  0.95
AVERAGE COUPON OF BOND PORTFOLIO                      0.00%
AVERAGE MATURITY OF BOND PORTFOLIO                  0.08 YEARS
AVERAGE DURATION OF BOND PORTFOLIO                  0.08 YEARS
NUMBER OF HOLDINGS                                     505
PORTFOLIO TURNOVER                                      2%

* A measure of a Fund's sensitivity to market movement. The S&P 500 Benchmark is 1.00 by definition.
  MODEL ALLOCATION(7) (AS OF MARCH 31, 2000)
----------------------------------------------

STOCKS =                                               100%

  TEN LARGEST HOLDINGS(6) (AS OF MARCH 31, 2000)
----------------------------------------------

MICROSOFT CORPORATION                                4.29%
CISCO SYSTEMS, INCORPORATED                          4.10%
GENERAL ELECTRIC COMPANY                             3.95%
INTEL CORPORATION                                    3.42%
EXXON MOBIL CORPORATION                              2.09%
WAL-MART STORES, INCORPORATED                        1.92%
ORACLE CORPORATION                                   1.71%
IBM CORPORATION                                      1.65%
CITIGROUP, INCORPORATED                              1.55%
LUCENT TECHNOLOGIES, INCORPORATED                    1.50%

  SECTOR DISTRIBUTION(7) (AS OF MARCH 31, 2000)
----------------------------------------------

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Technology            34%

Financial             15%

Health Care            9%

Telecommunications     7%

Consumer Cylical       7%

Consumer Non-Cylical   6%

Consumer Services      5%

Energy                 5%

Basic Materials        4%

Industrials            3%

Commercial Services    2%

Utilities              2%

Transportation         1%

  GROWTH OF $10,000 INVESTMENT(8)
----------------------------------------------

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

          WELLS FARGO INDEX     LEHMAN BROTHERS 20-PLUS U.S.        IMONEY NET TAXABLE MONEY
       ALLOCATION FUND-CLASS A      TREASURY BOND INDEX       FUND AVERAGE (FORMERLY IBC FINANCIAL)  S&P 500 INDEX

3/90                    $9,425                       $10,000                                $10,000        $10,000

4/90                    $9,380                        $9,745                                $10,064         $9,751

5/90                    $9,645                       $10,223                                $10,128        $10,701

6/90                    $9,691                       $10,470                                $10,193        $10,629

7/90                    $9,736                       $10,565                                $10,258        $10,595

8/90                    $9,578                       $10,072                                $10,322         $9,637

9/90                    $9,550                       $10,188                                $10,386         $9,168

10/90                   $9,643                       $10,427                                $10,451         $9,129

11/90                   $9,917                       $10,888                                $10,515         $9,719

12/90                  $10,049                       $11,110                                $10,578         $9,990

1/91                   $10,290                       $11,246                                $10,639        $10,425

2/91                   $10,485                       $11,292                                $10,695        $11,171

3/91                   $10,573                       $11,330                                $10,750        $11,441

4/91                   $10,668                       $11,480                                $10,802        $11,468

5/91                   $10,787                       $11,457                                $10,852        $11,963

6/91                   $10,550                       $11,354                                $10,902        $11,415

7/91                   $10,808                       $11,534                                $10,952        $11,947

8/91                   $11,158                       $11,948                                $11,001        $12,230

9/91                   $11,298                       $12,333                                $11,048        $12,026

10/91                  $11,377                       $12,341                                $11,095        $12,187

11/91                  $11,204                       $12,391                                $11,139        $11,696

12/91                  $12,128                       $13,169                                $11,181        $13,034

1/92                   $11,795                       $12,749                                $11,220        $12,791

2/92                   $11,867                       $12,818                                $11,255        $12,957

3/92                   $11,696                       $12,673                                $11,290        $12,705

4/92                   $11,821                       $12,644                                $11,325        $13,078

5/92                   $12,020                       $13,010                                $11,358        $13,142

6/92                   $12,038                       $13,179                                $11,390        $12,946

7/92                   $12,525                       $13,751                                $11,421        $13,475

8/92                   $12,451                       $13,834                                $11,450        $13,199

9/92                   $12,621                       $14,036                                $11,478        $13,354

10/92                  $12,535                       $13,740                                $11,505        $13,400

11/92                  $12,814                       $13,816                                $11,531        $13,857

12/92                  $13,030                       $14,213                                $11,559        $14,027

1/93                   $13,246                       $14,607                                $11,586        $14,144

2/93                   $13,587                       $15,117                                $11,612        $14,337

3/93                   $13,790                       $15,149                                $11,638        $14,639

4/93                   $13,561                       $15,259                                $11,663        $14,285

5/93                   $13,813                       $15,327                                $11,689        $14,668

6/93                   $13,989                       $16,002                                $11,714        $14,711

7/93                   $14,012                       $16,312                                $11,740        $14,651

8/93                   $14,509                       $17,018                                $11,766        $15,207

9/93                   $14,389                       $17,058                                $11,792        $15,091

10/93                  $14,656                       $17,199                                $11,818        $15,403

11/93                  $14,505                       $16,734                                $11,844        $15,256

12/93                  $14,663                       $16,772                                $11,871        $15,440

1/94                   $15,131                       $17,190                                $11,898        $15,965

2/94                   $14,712                       $16,445                                $11,925        $15,532

3/94                   $14,132                       $15,694                                $11,954        $14,855

4/94                   $14,219                       $15,500                                $11,984        $15,045

5/94                   $14,355                       $15,372                                $12,018        $15,292

6/94                   $14,042                       $15,212                                $12,054        $14,917

7/94                   $14,478                       $15,775                                $12,092        $15,407

8/94                   $14,901                       $15,620                                $12,132        $16,039

9/94                   $14,499                       $15,087                                $12,174        $15,647

10/94                  $14,637                       $15,037                                $12,218        $15,999

11/94                  $14,349                       $15,144                                $12,265        $15,416

12/94                  $14,563                       $15,394                                $12,317        $15,644

1/95                   $14,918                       $15,813                                $12,370        $16,050

2/95                   $15,423                       $16,257                                $12,426        $16,675

3/95                   $15,763                       $16,411                                $12,483        $17,166

4/95                   $16,149                       $16,706                                $12,541        $17,671

5/95                   $16,891                       $18,083                                $12,598        $18,376

6/95                   $17,279                       $18,302                                $12,656        $18,803

7/95                   $17,818                       $17,977                                $12,712        $19,426

8/95                   $17,846                       $18,408                                $12,768        $19,474

9/95                   $18,564                       $18,772                                $12,824        $20,296

10/95                  $18,481                       $19,335                                $12,880        $20,223

11/95                  $19,258                       $19,838                                $12,936        $21,110

12/95                  $19,617                       $20,410                                $12,992        $21,517

1/96                   $20,216                       $20,386                                $13,047        $22,248

2/96                   $20,373                       $19,304                                $13,100        $22,455

3/96                   $20,551                       $18,887                                $13,153        $22,671

4/96                   $20,751                       $18,553                                $13,205        $23,004

5/96                   $21,037                       $18,454                                $13,258        $23,595

6/96                   $21,187                       $18,866                                $13,311        $23,685

7/96                   $20,527                       $18,865                                $13,364        $22,638

8/96                   $20,656                       $18,595                                $13,418        $23,116

9/96                   $21,546                       $19,138                                $13,471        $24,415

10/96                  $22,196                       $19,940                                $13,525        $25,089

11/96                  $23,483                       $20,651                                $13,579        $26,983

12/96                  $22,961                       $20,112                                $13,634        $26,449

1/97                   $23,978                       $19,932                                $13,688        $28,099

2/97                   $24,077                       $19,936                                $13,743        $28,321

3/97                   $23,230                       $19,388                                $13,798        $27,160

4/97                   $24,220                       $19,881                                $13,855        $28,779

5/97                   $25,178                       $20,111                                $13,911        $30,537

6/97                   $26,064                       $20,532                                $13,970        $31,896

7/97                   $27,958                       $21,848                                $14,028        $34,432

8/97                   $26,579                       $21,174                                $14,087        $32,503

9/97                   $27,818                       $21,801                                $14,147        $34,281

10/97                  $27,118                       $22,603                                $14,206        $33,136

11/97                  $28,285                       $22,958                                $14,266        $34,671

12/97                  $28,742                       $23,365                                $14,326        $35,267

1/98                   $29,020                       $23,856                                $14,386        $35,655

2/98                   $31,039                       $23,666                                $14,446        $38,226

3/98                   $32,544                       $23,713                                $14,507        $40,183

4/98                   $32,822                       $23,792                                $14,566        $40,593

5/98                   $32,229                       $24,295                                $14,627        $39,894

6/98                   $33,491                       $24,935                                $14,687        $41,514

7/98                   $33,120                       $24,793                                $14,749        $41,074

8/98                   $28,333                       $26,006                                $14,811        $35,139

9/98                   $30,101                       $26,964                                $14,872        $37,391

10/98                  $32,533                       $26,505                                $14,931        $40,428

11/98                  $34,465                       $26,749                                $14,988        $42,877

12/98                  $36,376                       $26,687                                $15,046        $45,399

1/99                   $37,839                       $26,941                                $15,104        $47,296

2/99                   $36,646                       $25,501                                $15,153        $48,767

3/99                   $38,062                       $25,389                                $15,210        $50,718

4/99                   $39,506                       $25,410                                $15,264        $52,681

5/99                   $38,543                       $25,006                                $15,319        $51,437

6/99                   $40,618                       $24,700                                $15,373        $54,236

7/99                   $39,327                       $24,559                                $15,431        $52,542

8/99                   $39,096                       $24,444                                $15,491        $52,282

9/99                   $37,994                       $24,620                                $15,552        $50,849

10/99                  $40,364                       $24,623                                $15,614        $54,068

11/99                  $41,135                       $24,436                                $15,677        $55,166

12/99                  $43,491                       $24,003                                $15,744        $58,415

1/00                   $41,401                       $24,421                                $15,820        $55,482

2/00                   $40,724                       $25,288                                $15,884        $54,434

3/00                   $44,665                       $26,235                                $15,956        $59,757

--------------------------------------------------------------------------------
(4) The Lehman Brothers 20-Plus U.S. Treasury Bond Index is an unmanaged index comprised of U.S. Treasury bonds with 20-year or longer maturities. The total return of the index does not include the effect of sales charges, and you cannot invest directly in an index. Had the index incurred operating expenses, its performance would have been lower.
(5) The iMoneyNet Taxable Money Fund Average is an average of money market funds whose returns are subject to federal, state and local income taxes. The yields are higher than those of tax-free funds because of the kinds of instruments in which taxable funds can invest. You cannot invest directly in an average.
(6) The ten largest holdings are calculated based on the market value of the securities divided by total market value of the portfolio.
(7)  Portfolio holdings are subject to change.
(8) The chart compares the performance of the Wells Fargo Index Allocation Fund Class A shares since inception with the S&P 500 Index, the Lehman Brothers 20-Plus U.S. Treasury Bond Index and the iMoneyNet Taxable Money Fund Average. The chart assumes a hypothetical $10,000 investment in Class A shares and reflects all operating expenses while assuming the maximum initial sales charge of 5.75%.

ALLOCATION FUNDS                                          PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

MODERATE BALANCED FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
  The Wells Fargo Moderate Balanced Fund (the Fund) seeks to provide a combination of current income and capital appreciation by diversified investments in stocks, bonds and other fixed-income securities.

ADVISOR
  Wells Fargo Bank, N.A.

SUB-ADVISORS
  Wells Capital Management
  Peregrine Capital Management
  Smith Asset Management Group
  Schroder Investment Management North America
  Galliard Capital Management

FUND MANAGER
  Collectively Managed

INCEPTION DATE
  04/30/89

PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------
   The Fund's Institutional Class shares returned 9.72%(1) for the six-month period ended March 31, 2000. The Fund underperformed its peer group, the Lipper Balanced Funds Average(2), which returned 10.51% during the period. The Fund's Institutional Class shares distributed $0.83 per share in dividend income and $1.25 in capital gains during the period. Please keep in mind past performance is no guarantee of future results.
   The bond market withstood a barrage of influences late in the period with very mixed results. The only sector to appreciate substantially was long-term U.S. Treasuries. Driven by investor confidence in the economy and the inception of a government-sponsored buy-back program, long Treasuries rallied. The Fund also benefited from the decline in medium- and long-term interest rates, longer duration, broad diversification among the spread sectors and the shorter spread duration of the corporate bond holdings. The Fund's diversified holdings across the mortgage-backed, asset-backed, corporate and taxable municipal sectors contributed to the Fund's performance during the period.
   Driven by excitement over "New Economy" companies, small-cap growth stocks outperformed most other segments of the U.S. market over the six months ended March 31, 2000. Technology, telecommunications and media stocks rose to new highs in the fourth quarter of 1999 and in the first two months of 2000. To a large extent, the dominance of these companies was a global phenomenon. "New Economy" stocks in Europe, Japan and elsewhere led their respective markets. Technology, biotechnology and some media stocks subsequently declined in March, but their gains in late 1999 and early 2000 enabled them to stay ahead of other areas of the market for the reporting period.
   In this environment, the Fund's diversification contributed to its performance. The relative weakness of the Fund's large-cap value stocks was offset in part by its small-cap growth positions and international component. Besides "New Economy" stocks, many international markets were fueled by positive economic trends.

STRATEGIC OUTLOOK
--------------------------------------------------------------------------------
   Continued monetary tightening by the Federal Reserve Board is expected for the remainder of the year, at least until evidence of an economic slowdown materializes. Interest rates should not have a material impact on relative performance as the Fund does not attempt to add value by timing the market. The Fund will continue to focus on the selection of undervalued securities and sectors on a strategically diversified basis while maintaining a controlled duration around the one-year Treasury bill.

--------------------------------------------------------------------------------

(1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Fund's manager has waived all or a portion of its management fees or assumed responsibility for other expenses pursuant to a contract with the Fund, which reduces operating expenses and increases total return to shareholders. Without these reductions the Fund's returns would have been lower. The contract's minimum period is through November 8, 2000, and continues thereafter unless the Board of Trustees acts to alter or remove the waivers.
  Performance shown for the Institutional Class shares of the Wells Fargo Moderate Balanced Fund for periods prior to November 8, 1999, reflects performance of the Institutional Class shares of the Norwest Advantage Moderate Balanced Fund, its predecessor fund. Effective at the close of business
November 5, 1999, the Norwest Advantage Funds were reorganized into the Wells Fargo Funds. Performance of the Institutional Class shares of the Fund, prior to November 11, 1994, reflects the performance of a collective investment fund adjusted to reflect Institutional Class expenses. Norwest Bank Minnesota, N.A. managed the collective investment fund with an investment objective and principal investment strategy that were substantially similar to those of the Fund. The performance for the Fund includes performance of its predecessor collective investment fund for periods before it became a mutual fund on November 11, 1994. The collective investment fund's performance was adjusted to reflect the Fund's 1994 estimate of its expense ratio for the first year of operations as a mutual fund, including any applicable sales load (without giving effect to any fee waivers or expense reimbursements). The collective investment fund was not registered under the Investment Company Act of 1940 ("1940 Act") nor subject to certain investment limitations, diversification requirements, and other restrictions imposed by the 1940 Act or the Internal Revenue Code which, if applicable, may have adversely affected the performance results. Institutional Class shares are sold without sales charges.
(2) Source: Lipper Analytical Services, Inc. The Lipper Balanced Funds Average is an average of funds whose primary objective is to conserve principal by maintaining at all times a balanced portfolio of both stocks and bonds. The total return of the average does not include the effect of sales charges, and you cannot invest directly in an average. Had the average incurred operating expenses, its performance would have been lower.
10

PERFORMANCE HIGHLIGHTS                                          ALLOCATION FUNDS
--------------------------------------------------------------------------------

  AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF MARCH 31, 2000)
--------------------------------------------------------------------------------

                                      Excluding Sales Charge
                                -----------------------------------
                                6-Month*  1-Year   5-Year   10-Year
INSTITUTIONAL CLASS                9.72    10.96    13.79    11.32
BENCHMARK
  LIPPER BALANCED FUNDS
    AVERAGE                       10.51    10.48    15.34    12.39
  LEHMAN BROTHERS INTERMEDIATE
    GOVERNMENT/CORPORATE
    INDEX(3)                       1.56     2.09     6.50     7.44
  S&P 500 INDEX(4)                17.51    17.94    26.76    18.84

*  Returns for periods less than one year are not annualized.

  DIVERSIFIED EQUITY STYLE CHARACTERISTICS
  (AS OF MARCH 31, 2000)
----------------------------------------------

BETA*                                               0.93
DIVIDEND YIELD                                      1.19%
P/E (TRAILING 12 MO.)                               31.9X
P/B                                                 5.6X
MEDIAN MARKET CAP. ($B)                             20.7
NUMBER OF HOLDINGS                                  1449
PORTFOLIO TURNOVER                                   40%

*  A measure of a fund's sensitivity to market movements. The benchmark beta is
1.00 by definition.
  DIVERSIFIED BOND STYLE CHARACTERISTICS
  (AS OF MARCH 31, 2000)
----------------------------------------------

AVERAGE CREDIT QUALITY(6)                                AA
AVERAGE MATURITY                                     15.3 YEARS
DURATION                                              7.6 YEARS
SEC YIELD(7) AS OF 3/31/00                              6.32%

  TEN LARGEST HOLDINGS(5) (AS OF MARCH 31, 2000)
----------------------------------------------

U.S. TREASURY BOND, 6.13%                            3.32%
U.S. TREASURY BOND, 6.63%                            3.12%
U.S. TREASURY BOND, 5.25%                            2.37%
U.S. TREASURY BOND, 6.75%                            2.27%
U.S. TREASURY BOND, 6.38%                            2.23%
U.S. TREASURY BOND, 5.50%                            2.04%
FNMA 7.13%,                                          1.20%
CISCO SYSTEMS, INCORPORATED                          1.18%
MICROSOFT CORPORATION                                1.05%
INTEL CORPORATION                                    0.95%

  STRATEGIC ALLOCATION(8) (AS OF MARCH 31, 2000)
----------------------------------------------

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Diversified Bond Style    45%

Diversified Equity Style  40%

Stable Income Style       15%

  GROWTH OF $10,000 INVESTMENT(9)
----------------------------------------------

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

       WELLS FARGO MODERATE                  LEHMAN BROTHERS INTERMEDIATE
       BALANCED FUND-CLASS I  S&P 500 INDEX   GOVERNMENT/CORPORATE INDEX

3/90                 $10,000        $10,000                       $10,000

4/90                  $9,946         $9,751                        $9,965

5/90                 $10,456        $10,701                       $10,184

6/90                 $10,580        $10,629                       $10,321

7/90                 $10,583        $10,595                       $10,464

8/90                 $10,181         $9,637                       $10,421

9/90                  $9,978         $9,168                       $10,501

10/90                $10,041         $9,129                       $10,623

11/90                $10,322         $9,719                       $10,785

12/90                $10,497         $9,990                       $10,933

1/91                 $10,803        $10,425                       $11,044

2/91                 $11,173        $11,171                       $11,132

3/91                 $11,349        $11,441                       $11,208

4/91                 $11,390        $11,468                       $11,330

5/91                 $11,648        $11,963                       $11,399

6/91                 $11,423        $11,415                       $11,407

7/91                 $11,729        $11,947                       $11,535

8/91                 $11,957        $12,230                       $11,755

9/91                 $12,010        $12,026                       $11,958

10/91                $12,182        $12,187                       $12,094

11/91                $12,075        $11,696                       $12,233

12/91                $12,681        $13,034                       $12,532

1/92                 $12,643        $12,791                       $12,417

2/92                 $12,684        $12,957                       $12,466

3/92                 $12,565        $12,705                       $12,417

4/92                 $12,677        $13,078                       $12,527

5/92                 $12,828        $13,142                       $12,721

6/92                 $12,795        $12,946                       $12,909

7/92                 $12,938        $13,475                       $13,166

8/92                 $12,920        $13,199                       $13,298

9/92                 $13,061        $13,354                       $13,478

10/92                $13,047        $13,400                       $13,303

11/92                $13,309        $13,857                       $13,253

12/92                $13,446        $14,027                       $13,430

1/93                 $13,484        $14,144                       $13,691

2/93                 $13,488        $14,337                       $13,907

3/93                 $13,739        $14,639                       $13,963

4/93                 $13,650        $14,285                       $14,074

5/93                 $13,853        $14,668                       $14,043

6/93                 $13,925        $14,711                       $14,264

7/93                 $13,995        $14,651                       $14,298

8/93                 $14,381        $15,207                       $14,525

9/93                 $14,447        $15,091                       $14,585

10/93                $14,575        $15,403                       $14,624

11/93                $14,398        $15,256                       $14,543

12/93                $14,637        $15,440                       $14,609

1/94                 $14,928        $15,965                       $14,772

2/94                 $14,708        $15,532                       $14,553

3/94                 $14,338        $14,855                       $14,313

4/94                 $14,397        $15,045                       $14,216

5/94                 $14,439        $15,292                       $14,225

6/94                 $14,244        $14,917                       $14,227

7/94                 $14,522        $15,407                       $14,432

8/94                 $14,844        $16,039                       $14,477

9/94                 $14,696        $15,647                       $14,343

10/94                $14,037        $15,999                       $14,342

11/94                $14,580        $15,416                       $14,277

12/94                $14,699        $15,644                       $14,327

1/95                 $14,819        $16,050                       $14,568

2/95                 $15,091        $16,675                       $14,870

3/95                 $15,313        $17,166                       $14,954

4/95                 $15,526        $17,671                       $15,140

5/95                 $15,892        $18,376                       $15,597

6/95                 $16,182        $18,803                       $15,701

7/95                 $16,514        $19,426                       $15,703

8/95                 $16,591        $19,474                       $15,846

9/95                 $16,923        $20,296                       $15,960

10/95                $16,906        $20,223                       $16,137

11/95                $17,230        $21,110                       $16,349

12/95                $17,398        $21,517                       $16,520

1/96                 $17,639        $22,248                       $16,662

2/96                 $17,630        $22,455                       $16,467

3/96                 $17,710        $22,671                       $16,383

4/96                 $17,907        $23,004                       $16,326

5/96                 $18,094        $23,595                       $16,313

6/96                 $18,148        $23,685                       $16,486

7/96                 $17,790        $22,638                       $16,535

8/96                 $17,960        $23,116                       $16,549

9/96                 $18,469        $24,415                       $16,779

10/96                $18,656        $25,089                       $17,076

11/96                $19,263        $26,983                       $17,301

12/96                $19,156        $26,449                       $17,190

1/97                 $19,588        $28,099                       $17,257

2/97                 $19,607        $28,321                       $17,290

3/97                 $19,184        $27,160                       $17,171

4/97                 $19,653        $28,779                       $17,373

5/97                 $20,273        $30,537                       $17,518

6/97                 $20,780        $31,896                       $17,677

7/97                 $21,719        $34,432                       $18,036

8/97                 $21,090        $32,503                       $17,946

9/97                 $21,804        $34,281                       $18,154

10/97                $21,654        $33,136                       $18,355

11/97                $21,945        $34,671                       $18,396

12/97                $23,492        $35,267                       $18,543

1/98                 $23,798        $35,655                       $18,786

2/98                 $24,475        $38,226                       $18,771

3/98                 $24,966        $40,183                       $18,831

4/98                 $25,184        $40,593                       $18,925

5/98                 $25,086        $39,894                       $19,063

6/98                 $25,588        $41,514                       $19,185

7/98                 $25,392        $41,074                       $19,252

8/98                 $24,093        $35,139                       $19,555

9/98                 $24,889        $37,391                       $20,045

10/98                $25,697        $40,431                       $20,025

11/98                $26,549        $42,881                       $20,023

12/98                $27,426        $45,351                       $20,103

1/99                 $27,949        $47,261                       $20,214

2/99                 $27,321        $45,786                       $19,917

3/99                 $27,833        $47,618                       $20,066

4/99                 $28,369        $49,460                       $20,128

5/99                 $28,101        $48,293                       $19,973

6/99                 $28,694        $50,920                       $19,987

7/99                 $28,450        $49,330                       $19,969

8/99                 $28,322        $49,086                       $19,985

9/99                 $28,147        $47,741                       $20,171

10/99                $28,706        $50,763                       $20,224

11/99                $29,114        $51,793                       $20,248

12/99                $29,627        $54,844                       $20,181

1/00                 $29,348        $52,091                       $20,107

2/00                 $29,767        $51,106                       $20,271

3/00                 $30,884        $56,104                       $20,482

--------------------------------------------------------------------------------
(3) The Lehman Brothers Intermediate Government/Corporate Index is an index based on all publicly held intermediate government and corporate debt securities with an average maturity of 4-5 years. The index represents asset types which are subject to risk, including loss of principal. The total return of the index does not include the effect of sales charges, and you cannot invest directly in an index. Had the index incurred operating expenses, its performance would have been lower.
(4) The S&P 500 Index is an unmanaged index of 500 widely-held common stocks representing, among others, industrial, financial, utility and transportation companies listed or traded on national exchanges or over-the-counter markets. You cannot invest directly in an index.
(5) The ten largest holdings are calculated based on the market value of the securities divided by total market value of the portfolio.
(6) The average credit rating is compiled from ratings from Standards & Poor's and/or Moody's Investors Service (together "rating agencies"). Standard & Poor's is a trademark of McGraw-Hill, Inc., and has been licensed. The Fund is not sponsored, sold or promoted by these rating agencies and these rating agencies make no representation regarding the advisability of investing in the Fund.
(7) The formula used to calculate the SEC yield is described in detail in the Fund's Statement of Additional Information, and is designed to standardize the yield calculations so that all mutual fund companies with the same or similar portfolios quote a uniform yield figure for their non-money market advertisements. SEC yields include the actual amount of interest earned adjusted by any gain or loss realized due to the return of principal, less expenses and the maximum offering price calculated on a 30-day month-end basis.
(8)  Portfolio holdings are subject to change.
(9) The chart compares the performance of the Wells Fargo Moderate Balanced Fund Institutional Class shares since inception with the S&P 500 Index and the Lehman Brothers Intermediate Government/Corporate Index. The chart assumes a hypothetical $10,000 investment in Institutional Class shares and reflects all operating expenses.

ALLOCATION FUNDS                                          PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

STRATEGIC INCOME FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
  The Wells Fargo Strategic Income Fund (the Fund) seeks to provide a combination of current income and capital appreciation by diversified investments in bonds, other fixed-income securities and stocks.

ADVISOR
  Wells Fargo Bank, N.A.

SUB-ADVISORS
  Wells Capital Management
  Peregrine Capital Management
  Smith Asset Management Group
  Schroder Investment Management North America
  Galliard Capital Management

FUND MANAGER
  Collectively Managed

INCEPTION DATE
  04/30/89

PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------
   The Fund's Institutional Class shares returned 6.57%(1) for the six-month period ended March 31, 2000. The Fund outperformed its peer group, the Lipper General Bond Funds Average(2), which returned 3.56% during the period. The Fund's Institutional Class shares distributed $0.88 per share in dividend income and $0.54 in capital gains during the period. Please keep in mind past performance is no guarantee of future results.
   The bond market withstood a barrage of influences late in the period with very mixed results. The only sector to appreciate substantially was long-term U.S. Treasuries. Driven by investor confidence in the economy and the inception of a government-sponsored buy-back program, long Treasuries rallied. The Fund also benefited from the decline in medium- and long-term interest rates, longer duration, broad diversification among the spread sectors and the shorter spread duration of the corporate bond holdings. The Fund's diversified holdings across the mortgage-backed, asset-backed, corporate and taxable municipal sectors contributed to the Fund's performance during the period.
   Driven by excitement over "New Economy" companies, small-cap growth stocks outperformed most other segments of the U.S. market over the six months ended March 31, 2000. Technology, telecommunications and media stocks rose to new highs in the fourth quarter of 1999 and in the first two months of 2000. To a large extent, the dominance of these companies was a global phenomenon. "New Economy" stocks in Europe, Japan and elsewhere led their respective markets. Technology, biotechnology and some media stocks subsequently declined in March, but their gains in late 1999 and early 2000 enabled them to stay ahead of other areas of the market for the reporting period.
   In this environment, the relative weakness of the Fund's large-cap value stocks was offset in part by its small-cap growth positions and international component. Besides "New Economy" stocks, many international markets were fueled by positive economic trends.

STRATEGIC OUTLOOK
--------------------------------------------------------------------------------
   Continued monetary tightening by the Federal Reserve Board is expected for the remainder of the year, at least until evidence of an economic slowdown materializes. Interest rates should not have a material impact on relative performance as the Fund does not attempt to add value by timing the market. The Fund will continue to focus on the selection of undervalued securities and sectors on a strategically diversified basis while maintaining a controlled duration around the one-year Treasury bill.

--------------------------------------------------------------------------------

(1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Fund's manager has waived all or a portion of its management fees or assumed responsibility for other expenses pursuant to a contract with the Fund, which reduces operating expenses and increases total return to shareholders. Without these reductions the Fund's returns would have been lower. The contract's minimum period is through November 8, 2000, and continues thereafter unless the Board of Trustees acts to alter or remove the waivers.
  Performance shown for the Institutional Class shares of the Wells Fargo Strategic Income Fund for periods prior to November 8, 1999, reflects performance of the Institutional Class shares of the Norwest Advantage Strategic Income Fund, its predecessor fund. Effective at the close of business November 5, 1999, the Norwest Advantage Funds were reorganized into the Wells Fargo Funds. Institutional Class shares are sold without sales charges.
(2) Source: Lipper Analytical Services, Inc. The Lipper General Bond Funds Average is an average of funds that do not have any quality or maturity portfolios. The total return of the Lipper average does not include the effect of sales charges, and you cannot invest directly in an average. Had the average incurred operating expenses, its performance would have been lower.
12

PERFORMANCE HIGHLIGHTS                                          ALLOCATION FUNDS
--------------------------------------------------------------------------------

  AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF MARCH 31, 2000)
--------------------------------------------------------------------------------

                                      Excluding Sales Charge
                                -----------------------------------
                                6-Month*  1-Year   5-Year   10-Year
INSTITUTIONAL CLASS                6.57     7.65    10.56     9.29
BENCHMARK
  LIPPER GENERAL BOND FUNDS
    AVERAGE                        3.56     3.06     7.61     8.19
  LEHMAN BROTHERS INTERMEDIATE
    GOVERNMENT/CORPORATE
    INDEX(3)                       1.56     2.09     6.50     7.44
  S&P 500 INDEX(4)                17.51    17.94    26.76    18.84

*  Returns for periods less than one year are not annualized.

  DIVERSIFIED EQUITY STYLE CHARACTERISTICS (AS OF MARCH 31, 2000)
----------------------------------------------

BETA*                                               0.93
DIVIDEND YIELD                                      1.19%
P/E (TRAILING 12 MO.)                               31.9X
P/B                                                 5.6X
MEDIAN MARKET CAP. ($B)                             20.7
NUMBER OF HOLDINGS                                  1449
PORTFOLIO TURNOVER                                   40%

*  A measure of a fund's sensitivity to market movements. The benchmark beta is
1.00 by definition.
  DIVERSIFIED BOND STYLE CHARACTERISTICS
  (AS OF MARCH 31, 2000)
----------------------------------------------

AVERAGE CREDIT QUALITY(6)                                AA
AVERAGE MATURITY                                     15.3 YEARS
DURATION                                             7.6 YEARS
SEC YIELD(7) AS OF 3/31/00                             6.32%

  TEN LARGEST HOLDINGS(5) (AS OF MARCH 31, 2000)
----------------------------------------------

U.S. TREASURY BOND, 6.13%                            4.09%
U.S. TREASURY BOND, 6.63%                            3.84%
U.S. TREASURY BOND, 5.25%                            2.92%
U.S. TREASURY BOND, 6.75%                            2.80%
U.S. TREASURY BOND, 6.38%                            2.74%
U.S. TREASURY BOND, 5.50%                            2.52%
FNMA 7.13%,                                          1.48%
FNMA 5.38%,                                          1.33%
GNMA 7.00%,                                          0.80%
FNMA 7.50%,                                          0.80%

  STRATEGIC ALLOCATION(8) (AS OF MARCH 31, 2000)
----------------------------------------------

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Diversified Bond Style    55%

Stable Income Style       25%

Diversified Equity Style  20%

  GROWTH OF $10,000 INVESTMENT(9)
----------------------------------------------

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

            WELLS FARGO STRATEGIC INCOME FUND - CLASS I  S&P 500 INDEX  LEHMAN BROTHERS INTERMEDIATE GOVERNMENT/CORPORATE INDEX

3.31.1990                                       $10,000        $10,000                                                  $10,000

4.30.1990                                        $9,969         $9,751                                                   $9,965

5.31.1990                                       $10,331        $10,701                                                  $10,184

6.30.1990                                       $10,453        $10,629                                                  $10,321

7.31.1990                                       $10,483        $10,595                                                  $10,464

8.31.1990                                       $10,233         $9,637                                                  $10,421

9.30.1990                                       $10,138         $9,168                                                  $10,501

10.31.1990                                      $10,205         $9,129                                                  $10,623

11.30.1990                                      $10,427         $9,719                                                  $10,785

12.31.1990                                      $10,567         $9,990                                                  $10,933

1.31.1991                                       $10,800        $10,425                                                  $11,044

2.28.1991                                       $11,068        $11,171                                                  $11,132

3.31.1991                                       $11,218        $11,441                                                  $11,208

4.30.1991                                       $11,271        $11,468                                                  $11,330

5.31.1991                                       $11,462        $11,963                                                  $11,399

6.30.1991                                       $11,329        $11,415                                                  $11,407

7.31.1991                                       $11,557        $11,947                                                  $11,535

8.31.1991                                       $11,750        $12,230                                                  $11,755

9.30.1991                                       $11,822        $12,026                                                  $11,958

10.31.1991                                      $11,964        $12,187                                                  $12,094

11.30.1991                                      $11,920        $11,696                                                  $12,233

12.31.1991                                      $12,354        $13,034                                                  $12,532

1.31.1992                                       $12,336        $12,791                                                  $12,417

2.29.1992                                       $12,382        $12,957                                                  $12,466

3.31.1992                                       $12,313        $12,705                                                  $12,417

4.30.1992                                       $12,409        $13,078                                                  $12,527

5.31.1992                                       $12,543        $13,142                                                  $12,721

6.30.1992                                       $12,571        $12,946                                                  $12,909

7.31.1992                                       $12,654        $13,475                                                  $13,166

8.31.1992                                       $12,677        $13,199                                                  $13,298

9.30.1992                                       $12,811        $13,354                                                  $13,478

10.31.1992                                      $12,786        $13,400                                                  $13,303

11.30.1992                                      $12,978        $13,857                                                  $13,253

12.31.1992                                      $13,101        $14,027                                                  $13,430

1.31.1993                                       $13,142        $14,144                                                  $13,691

2.28.1993                                       $13,165        $14,337                                                  $13,907

3.31.1993                                       $13,352        $14,639                                                  $13,963

4.30.1993                                       $13,315        $14,285                                                  $14,074

5.31.1993                                       $13,455        $14,668                                                  $14,043

6.30.1993                                       $13,545        $14,711                                                  $14,264

7.31.1993                                       $13,607        $14,651                                                  $14,298

8.31.1993                                       $13,912        $15,207                                                  $14,525

9.30.1993                                       $13,976        $15,091                                                  $14,585

10.31.1993                                      $14,074        $15,403                                                  $14,624

11.30.1993                                      $13,942        $15,256                                                  $14,543

12.31.1993                                      $14,118        $15,440                                                  $14,609

1.31.1994                                       $14,342        $15,965                                                  $14,772

2.28.1994                                       $14,167        $15,532                                                  $14,553

3.31.1994                                       $13,919        $14,855                                                  $14,313

4.30.1994                                       $13,953        $15,045                                                  $14,216

5.31.1994                                       $13,971        $15,292                                                  $14,225

6.30.1994                                       $13,870        $14,917                                                  $14,227

7.31.1994                                       $14,072        $15,407                                                  $14,432

8.31.1994                                       $14,259        $16,039                                                  $14,477

9.30.1994                                       $14,166        $15,647                                                  $14,343

10.31.1994                                      $14,215        $15,999                                                  $14,342

11.30.1994                                      $14,099        $15,416                                                  $14,277

12.31.1994                                      $14,187        $15,644                                                  $14,327

1.31.1995                                       $14,318        $16,050                                                  $14,568

2.28.1995                                       $14,546        $16,675                                                  $14,870

3.31.1995                                       $14,712        $17,166                                                  $14,954

4.30.1995                                       $14,878        $17,671                                                  $15,140

5.31.1995                                       $15,202        $18,376                                                  $15,597

6.30.1995                                       $15,394        $18,803                                                  $15,701

7.31.1995                                       $15,578        $19,426                                                  $15,703

8.31.1995                                       $15,674        $19,474                                                  $15,846

9.30.1995                                       $15,910        $20,296                                                  $15,960

10.31.1995                                      $15,928        $20,223                                                  $16,137

11.30.1995                                      $16,172        $21,110                                                  $16,349

12.31.1995                                      $16,330        $21,517                                                  $16,520

1.31.1996                                       $16,496        $22,248                                                  $16,662

2.29.1996                                       $16,450        $22,455                                                  $16,467

3.31.1996                                       $16,506        $22,671                                                  $16,383

4.30.1996                                       $16,617        $23,004                                                  $16,326

5.31.1996                                       $16,746        $23,595                                                  $16,313

6.30.1996                                       $16,811        $23,685                                                  $16,486

7.31.1996                                       $16,607        $22,638                                                  $16,535

8.31.1996                                       $16,727        $23,116                                                  $16,549

9.30.1996                                       $17,088        $24,415                                                  $16,779

10.31.1996                                      $17,273        $25,089                                                  $17,076

11.30.1996                                      $17,707        $26,983                                                  $17,301

12.31.1996                                      $17,636        $26,449                                                  $17,190

1.31.1997                                       $17,884        $28,099                                                  $17,257

2.28.1997                                       $17,894        $28,321                                                  $17,290

3.31.1997                                       $17,606        $27,160                                                  $17,171

4.30.1997                                       $17,944        $28,779                                                  $17,373

5.31.1997                                       $18,351        $30,537                                                  $17,518

6.30.1997                                       $18,699        $31,896                                                  $17,677

7.31.1997                                       $19,394        $34,432                                                  $18,036

8.31.1997                                       $18,977        $32,503                                                  $17,946

9.30.1997                                       $19,474        $34,281                                                  $18,154

10.31.1997                                      $19,563        $33,136                                                  $18,355

11.30.1997                                      $19,752        $34,671                                                  $18,396

12.31.1997                                      $19,969        $35,267                                                  $18,543

1.31.1998                                       $20,226        $35,655                                                  $18,786

2.28.1998                                       $20,515        $38,226                                                  $18,771

3.31.1998                                       $20,762        $40,183                                                  $18,831

4.30.1998                                       $20,901        $40,593                                                  $18,925

5.31.1998                                       $20,944        $39,894                                                  $19,063

6.30.1998                                       $21,265        $41,514                                                  $19,185

7.31.1998                                       $21,190        $41,074                                                  $19,252

8.31.1998                                       $20,805        $35,139                                                  $19,555

9.30.1998                                       $21,340        $37,391                                                  $20,045

10.31.1998                                      $21,629        $40,431                                                  $20,025

11.30.1998                                      $22,047        $42,881                                                  $20,023

12.31.1998                                      $22,453        $45,351                                                  $20,103

1.31.1999                                       $22,726        $47,261                                                  $20,214

2.28.1999                                       $22,305        $45,786                                                  $19,917

3.31.1999                                       $22,578        $47,618                                                  $20,066

4.30.1999                                       $22,851        $49,460                                                  $20,128

5.31.1999                                       $22,714        $48,293                                                  $19,973

6.30.1999                                       $22,942        $50,920                                                  $19,987

7.31.1999                                       $22,851        $49,330                                                  $19,969

8.31.1999                                       $22,794        $49,086                                                  $19,985

9.30.1999                                       $22,805        $47,741                                                  $20,171

10.31.1999                                      $23,055        $50,763                                                  $20,224

11.30.1999                                      $23,237        $51,793                                                  $20,248

12.31.1999                                      $23,449        $54,844                                                  $20,181

1.31.2000                                       $23,351        $52,091                                                  $20,107

2.29.2000                                       $23,681        $51,106                                                  $20,271

3.31.2000                                       $24,304        $56,104                                                  $20,482

--------------------------------------------------------------------------------
(3) The Lehman Brothers Intermediate Government/Corporate Index is an index based on all publicly held intermediate government and corporate debt securities with an average maturity of 4-5 years. The index represents asset types which are subject to risk, including loss of principal. The total return of the index does not include the effect of sales charges, and you cannot invest directly in an index. Had the index incurred operating expenses, its performance would have been lower.
(4) The S&P 500 Index is an unmanaged index of 500 widely-held common stocks representing, among others, industrial, financial, utility and transportation companies listed or traded on national exchanges or over-the-counter markets. The Fund is a professionally managed mutual fund. You cannot invest directly in an index.
(5) The ten largest holdings are calculated based on the market value of the securities divided by total market value of the portfolio.
(6) The average credit rating is compiled from ratings from Standards & Poor's and/or Moody's Investors Service (together "rating agencies"). Standard & Poor's is a trademark of McGraw-Hill, Inc., and has been licensed. The Fund is not sponsored, sold or promoted by these rating agencies and these rating agencies make no representation regarding the advisability of investing in the Fund.
(7) The formula used to calculate the SEC yield is described in detail in the Fund's Statement of Additional Information, and is designed to standardize the yield calculations so that all mutual fund companies with the same or similar portfolios quote a uniform yield figure for their non-money market advertisements. SEC yields include the actual amount of interest earned adjusted by any gain or loss realized due to the return of principal, less expenses and the maximum offering price calculated on a 30-day month-end basis.
(8)  Portfolio holdings are subject to change.
(9) The chart compares the performance of the Wells Fargo Strategic Income Fund Institutional Class shares since inception with the S&P 500 Index and the Lehman Brothers Intermediate Government/Corporate Index. The chart assumes a hypothetical $10,000 investment in Institutional Class shares and reflects all operating expenses.

ALLOCATION FUNDS          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

   AGGRESSIVE BALANCED-EQUITY FUND
--------------------------------------------------------------------------------

FACE/SHARE
AMOUNT      SECURITY DESCRIPTION                                       VALUE
     N/A    WELLS FARGO DISCIPLINED GROWTH
            PORTFOLIO                                               $ 3,046,094
     N/A    WELLS FARGO INCOME EQUITY
            PORTFOLIO                                                15,292,895
     N/A    WELLS FARGO INDEX PORTFOLIO                              15,181,131
     N/A    WELLS FARGO INTERNATIONAL
            EQUITY PORTFOLIO                                          3,828,995
     N/A    WELLS FARGO INTERNATIONAL
            PORTFOLIO                                                 4,995,748
     N/A    WELLS FARGO LARGE COMPANY
            GROWTH PORTFOLIO                                         12,137,197
     N/A    WELLS FARGO MANAGED FIXED
            INCOME PORTFOLIO                                          7,314,975
     N/A    WELLS FARGO POSITIVE RETURN
            BOND PORTFOLIO                                            4,921,310
     N/A    WELLS FARGO SMALL CAP INDEX
            PORTFOLIO                                                 1,436,327
     N/A    WELLS FARGO SMALL CAP VALUE
            PORTFOLIO                                                 1,515,479
     N/A    WELLS FARGO SMALL COMPANY
            GROWTH PORTFOLIO                                          1,471,106
     N/A    WELLS FARGO SMALL COMPANY
            VALUE PORTFOLIO                                           1,533,828
     N/A    WELLS FARGO STRATEGIC VALUE
            BOND PORTFOLIO                                            2,437,470

                                                                     75,112,555
TOTAL INVESTMENTS IN CORE PORTFOLIOS
(98.56%) (COST $65,933,782)
                                                                    -----------

PRINCIPAL                                  INTEREST RATE   MATURITY DATE
U.S. TREASURY BILLS (1.09%)
$840,000   U.S. TREASURY BILLS                   5.36%{::}     5/25/00         833,137
                                                                           -----------

                                                                               833,137
TOTAL U.S. TREASURY BILLS (COST $833,496)
                                                                           -----------

                                                                            75,945,692
TOTAL INVESTMENTS (99.65%) (COST
$65,933,782)
                                                                           -----------

TOTAL INVESTMENTS IN CORE PORTFOLIOS AND
SECURITIES
(COST $66,767,278)*                         99.65% $75,945,692
OTHER ASSETS AND LIABILITIES, NET            0.35      263,345
                                          -------  -----------
TOTAL NET ASSETS                           100.00% $76,209,037
                                          -------  -----------

{::} YIELD TO MATURITY.
  * COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES AND NET UNREALIZED APPRECIATION CONSISTS OF:



GROSS UNREALIZED APPRECIATION                       $9,178,773
GROSS UNREALIZED DEPRECIATION                            (359)
                                                    ---------
NET UNREALIZED APPRECIATION                         $9,178,414

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2000 (UNAUDITED)          ALLOCATION FUNDS
--------------------------------------------------------------------------------

   ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES          SECURITY NAME                                                                                        VALUE
COMMON STOCK - 61.30%
AGRICULTURAL PRODUCTION-CROPS - 0.02%
        31,362  NABISCO GROUP HOLDINGS CORPORATION                                                            $            376,344
                                                                                                              --------------------
AMUSEMENT & RECREATION SERVICES - 0.01%
        12,477  HARRAH'S ENTERTAINMENT INCORPORATED+                                                                       231,604
                                                                                                              --------------------
APPAREL & ACCESSORY STORES - 0.35%
        81,536  GAP INCORPORATED                                                                                         4,061,512
        15,551  KOHL'S CORPORATION+                                                                                      1,593,977
        20,582  LIMITED INCORPORATED                                                                                       867,017
        13,024  NORDSTROM INCORPORATED                                                                                     384,208

                                                                                                                         6,906,714
                                                                                                              --------------------
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS - 0.03%
         5,667  LIZ CLAIBORNE INCORPORATED                                                                                 259,619
        11,391  V.F. CORPORATION                                                                                           274,096

                                                                                                                           533,715
                                                                                                              --------------------
AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS - 0.02%
        13,239  AUTOZONE INCORPORATED+                                                                                     367,382
                                                                                                              --------------------
AUTOMOTIVE REPAIR, SERVICES & PARKING - 0.01%
         6,204  RYDER SYSTEM INCORPORATED                                                                                  140,753
                                                                                                              --------------------
BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS - 0.02%
         5,732  CENTEX CORPORATION                                                                                         136,493
         4,177  KAUFMAN & BROAD HOME CORPORATION                                                                            89,544
         4,217  PULTE CORPORATION                                                                                           88,030

                                                                                                                           314,067
                                                                                                              --------------------
BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS - 0.84%
       220,555  HOME DEPOT INCORPORATED                                                                                 14,225,797
        36,634  LOWE'S COMPANIES INCORPORATED                                                                            2,138,510
        15,951  SHERWIN-WILLIAMS COMPANY                                                                                   349,925

                                                                                                                        16,714,232
                                                                                                              --------------------
BUSINESS SERVICES - 7.08%
        32,819  3COM CORPORATION+                                                                                        1,825,557
        11,369  ADOBE SYSTEMS INCORPORATED                                                                               1,265,512
       218,550  AMERICA ONLINE INCORPORATED+                                                                            14,697,488
         5,470  AUTODESK INCORPORATED                                                                                      248,885
        60,447  AUTOMATIC DATA PROCESSING INCORPORATED                                                                   2,916,568
        23,356  BMC SOFTWARE INCORPORATED+                                                                               1,153,203
        17,411  CABLETRON SYSTEMS INCORPORATED+                                                                            510,360
        67,697  CENDANT CORPORATION+                                                                                     1,252,395
        13,839  CERIDIAN CORPORATION+                                                                                      265,536
        17,109  CITRIX SYSTEMS INCORPORATED                                                                              1,133,471
        51,936  COMPUTER ASSOCIATES INTERNATIONAL INCORPORATED                                                           3,073,962
        15,966  COMPUTER SCIENCES CORPORATION+                                                                           1,263,310
        34,593  COMPUWARE CORPORATION+                                                                                     728,615

ALLOCATION FUNDS          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

   ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES          SECURITY NAME                                                                                        VALUE
BUSINESS SERVICES (continued)
         7,154  DELUXE CORPORATION                                                                            $            189,581
        45,036  ELECTRONIC DATA SYSTEMS CORPORATION                                                                      2,890,748
        13,556  EQUIFAX INCORPORATED                                                                                       342,289
        40,251  FIRST DATA CORPORATION                                                                                   1,781,107
        29,585  IMS HEALTH INCORPORATED                                                                                    501,096
        26,955  INTERPUBLIC GROUP OF COMPANIES INCORPORATED                                                              1,273,624
       498,478  MICROSOFT CORPORATION+                                                                                  52,963,288
         8,731  NCR CORPORATION+                                                                                           350,331
        31,391  NOVELL INCORPORATED+                                                                                       898,567
        16,995  OMNICOM GROUP INCORPORATED                                                                               1,587,970
       270,182  ORACLE CORPORATION+                                                                                     21,091,082
        26,107  PARAMETRIC TECHNOLOGY COMPANY+                                                                             549,879
        25,392  PEOPLESOFT INCORPORATED+                                                                                   507,840
         2,572  SHARED MEDICAL SYSTEMS CORPORATION                                                                         133,423
       151,189  SUN MICROSYSTEMS INCORPORATED+                                                                          14,166,878
        29,806  UNISYS CORPORATION+                                                                                        760,053
         9,236  VERITAS SOFTWARE CORPORATION+                                                                            1,209,916
        50,445  YAHOO! INCORPORATED+                                                                                     8,645,010
         6,123  YOUNG & RUBICAM INCORPORATED                                                                               287,781

                                                                                                                       140,465,325
                                                                                                              --------------------
CHEMICALS & ALLIED PRODUCTS - 5.75%
       147,281  ABBOTT LABORATORIES                                                                                      5,182,450
        22,009  AIR PRODUCTS AND CHEMICALS INCORPORATED                                                                    625,881
         5,453  ALBERTO CULVER COMPANY                                                                                     129,849
         9,889  ALZA CORPORATION+                                                                                          371,455
       125,106  AMERICAN HOME PRODUCTS CORPORATION                                                                       6,708,809
        97,912  AMGEN INCORPORATED+                                                                                      6,009,349
        10,882  AVERY DENNISON CORPORATION                                                                                 664,482
        23,206  AVON PRODUCTS INCORPORATED                                                                                 674,424
        14,331  BIOGEN INCORPORATED+                                                                                     1,001,378
       189,934  BRISTOL-MYERS SQUIBB COMPANY                                                                            10,968,689
        22,644  CLOROX COMPANY                                                                                             735,930
        55,865  COLGATE-PALMOLIVE COMPANY                                                                                3,149,389
        20,975  DOW CHEMICAL COMPANY                                                                                     2,391,150
       100,065  E.I. DU PONT DE NEMOURS & COMPANY                                                                        5,290,935
         7,583  EASTMAN CHEMICAL COMPANY                                                                                   345,027
        12,489  ECOLAB INCORPORATED                                                                                        458,190
       104,468  ELI LILLY & COMPANY                                                                                      6,581,484
         2,935  FMC CORPORATION+                                                                                           165,828
       102,707  GILLETTE COMPANY                                                                                         3,870,770
         5,616  GREAT LAKES CHEMICAL CORPORATION                                                                           190,944
        10,127  INTERNATIONAL FLAVORS & FRAGRANCES INCORPORATED                                                            355,078
       223,911  MERCK & COMPANY INCORPORATED                                                                            13,910,471
        60,866  MONSANTO COMPANY+                                                                                        3,134,599
        34,630  OCCIDENTAL PETROLEUM CORPORATION                                                                           718,573
       370,813  PFIZER INCORPORATED                                                                                     13,557,850
        50,166  PHARMACIA & UPJOHN INCORPORATED                                                                          2,972,336

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2000 (UNAUDITED)          ALLOCATION FUNDS
--------------------------------------------------------------------------------

   ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES          SECURITY NAME                                                                                        VALUE
CHEMICALS & ALLIED PRODUCTS (continued)
        16,594  PPG INDUSTRIES INCORPORATED                                                                   $            868,074
        15,204  PRAXAIR INCORPORATED                                                                                       632,867
       126,123  PROCTER & GAMBLE COMPANY                                                                                 7,094,419
        21,024  ROHM & HAAS COMPANY                                                                                        938,196
       140,758  SCHERING-PLOUGH CORPORATION                                                                              5,172,857
         9,756  SIGMA ALDRICH                                                                                              262,193
        12,846  UNION CARBIDE CORPORATION                                                                                  749,082
        82,245  WARNER-LAMBERT COMPANY                                                                                   8,018,887
         9,242  WATSON PHARMACEUTICALS INCORPORATED+                                                                       366,792
         7,024  W.R. GRACE & COMPANY+                                                                                       89,117

                                                                                                                       114,357,804
                                                                                                              --------------------
COAL MINING - 0.00%
             0  ARCH COAL INCORPORATED                                                                                           2
                                                                                                              --------------------
COMMUNICATIONS - 5.40%
        30,062  ALLTEL CORPORATION                                                                                       1,895,785
       306,032  AT&T CORPORATION                                                                                        17,214,300
       148,720  BELL ATLANTIC CORPORATION                                                                                9,090,510
       180,390  BELLSOUTH CORPORATION                                                                                    8,478,330
        73,032  CBS CORPORATION+                                                                                         4,135,437
        13,509  CENTURYTEL INCORPORATED                                                                                    501,522
        32,500  CLEAR CHANNEL COMMUNICATIONS INCORPORATED+                                                               2,244,531
        88,769  COMCAST CORPORATION CLASS A+                                                                             3,850,355
        74,717  GLOBAL CROSSING LIMITED+                                                                                 3,058,727
        93,162  GTE CORPORATION                                                                                          6,614,502
       271,871  MCI WORLDCOM INCORPORATED+                                                                              12,319,155
        58,630  MEDIAONE GROUP INCORPORATED+                                                                             4,749,030
        34,901  NEXTEL COMMUNICATIONS INCORPORATED+                                                                      5,174,073
       326,734  SBC COMMUNICATIONS INCORPORATED                                                                         13,722,828
        83,474  SPRINT CORPORATION (FON GROUP)                                                                           5,258,862
        82,549  SPRINT CORPORATION (PCS GROUP)+                                                                          5,391,482
        48,395  US WEST INC.                                                                                             3,514,687

                                                                                                                       107,214,116
                                                                                                              --------------------
DEPOSITORY INSTITUTIONS - 4.04%
        37,552  AMSOUTH BANCORP                                                                                            560,933
       163,524  BANK OF AMERICA CORPORATION                                                                              8,574,790
        70,553  BANK OF NEW YORK COMPANY INCORPORATED                                                                    2,932,359
       109,837  BANK ONE CORPORATION                                                                                     3,775,647
        32,482  BB&T CORPORATION                                                                                           911,526
        78,954  CHASE MANHATTAN CORPORATION                                                                              6,883,802
       322,949  CITIGROUP INCORPORATED                                                                                  19,154,913
        14,993  COMERICA INCORPORATED                                                                                      627,832
        29,618  FIFTH THIRD BANCORP                                                                                      1,865,934
        94,643  FIRST UNION CORPORATION                                                                                  3,525,452
        94,014  FIRSTAR CORPORATION                                                                                      2,156,447
        87,709  FLEETBOSTON FINANCIAL CORPORATION                                                                        3,201,378

ALLOCATION FUNDS          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

   ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES          SECURITY NAME                                                                                        VALUE
DEPOSITORY INSTITUTIONS (continued)
        15,522  GOLDEN WEST FINANCIAL CORPORATION                                                             $            484,092
        20,921  HUNTINGTON BANCSHARES INCORPORATED                                                                         468,105
        16,525  J.P. MORGAN & COMPANY INCORPORATED                                                                       2,177,169
        42,900  KEYCORP                                                                                                    815,100
        48,755  MELLON FINANCIAL CORPORATION                                                                             1,438,273
        59,167  NATIONAL CITY CORPORATION                                                                                1,220,319
        21,269  NORTHERN TRUST CORPORATION                                                                               1,436,987
        10,898  OLD KENT FINANCIAL CORPORATION                                                                             352,142
        28,163  PNC FINANCIAL SERVICES GROUP                                                                             1,269,095
        19,908  REGIONS FINANCIAL CORPORATION                                                                              454,151
        16,053  SOUTHTRUST CORPORATION                                                                                     408,348
        15,314  STATE STREET CORPORATION                                                                                 1,483,544
        16,778  SUMMIT BANCORP                                                                                             440,423
        30,629  SUNTRUST BANKS INCORPORATED                                                                              1,768,825
        26,621  SYNOVUS FINANCIAL CORPORATION                                                                              502,471
        71,279  U.S. BANCORP                                                                                             1,559,228
        13,525  UNION PLANTERS CORPORATION                                                                                 416,739
        19,387  WACHOVIA CORPORATION                                                                                     1,309,834
        55,337  WASHINGTON MUTUAL INCORPORATED                                                                           1,466,431
       158,124  WELLS FARGO COMPANY #                                                                                    6,473,200

                                                                                                                        80,115,489
                                                                                                              --------------------
EATING & DRINKING PLACES - 0.29%
        12,453  DARDEN RESTAURANTS INCORPORATED                                                                            221,819
       129,662  MCDONALD'S CORPORATION                                                                                   4,870,429
        14,479  TRICON GLOBAL RESTAURANTS INCORPORATED+                                                                    449,754
        11,570  WENDY'S INTERNATIONAL INCORPORATED                                                                         233,569

                                                                                                                         5,775,571
                                                                                                              --------------------
ELECTRIC, GAS & SANITARY SERVICES - 1.15%
        19,712  AES CORPORATION+                                                                                         1,552,320
        17,278  ALLIED WASTE INDUSTRIES INCORPORATED+                                                                      113,387
        12,556  AMEREN CORPORATION                                                                                         388,451
        18,574  AMERICAN ELECTRIC POWER COMPANY                                                                            553,737
        15,331  CAROLINA POWER & LIGHT COMPANY                                                                             497,299
        20,456  CENTRAL & SOUTHWEST CORPORATION                                                                            349,031
        15,204  CINERGY CORPORATION                                                                                        326,886
        11,208  CMS ENERGY CORPORATION                                                                                     203,145
         7,791  COLUMBIA ENERGY GROUP                                                                                      461,617
        20,932  CONSOLIDATED EDISON INCORPORATED                                                                           607,028
        14,362  CONSTELLATION ENERGY GROUP                                                                                 457,789
        22,849  DOMINION RESOURCES INCORPORATED                                                                            878,270
        13,847  DTE ENERGY COMPANY                                                                                         401,563
        35,081  DUKE ENERGY CORPORATION                                                                                  1,841,753
         2,399  EASTERN ENTERPRISES                                                                                        143,640
        33,343  EDISON INTERNATIONAL                                                                                       552,243
        21,835  EL PASO ENERGY CORPORATION                                                                                 881,588
        23,692  ENTERGY CORPORATION                                                                                        478,282

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2000 (UNAUDITED)          ALLOCATION FUNDS
--------------------------------------------------------------------------------

   ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES          SECURITY NAME                                                                                        VALUE
ELECTRIC, GAS & SANITARY SERVICES (continued)
        21,711  FIRSTENERGY CORPORATION                                                                       $            447,789
         9,433  FLORIDA PROGRESS CORPORATION                                                                               432,739
        17,175  FPL GROUP INCORPORATED                                                                                     791,123
        11,913  GENERAL PUBLIC UTILITIES INCORPORATED                                                                      326,118
        10,959  NEW CENTURY ENERGIES INCORPORATED                                                                          329,455
        17,983  NIAGARA MOHAWK HOLDINGS INCORPORATED+                                                                      242,771
         4,606  NICOR INCORPORATED                                                                                         151,710
        14,852  NORTHERN STATES POWER COMPANY                                                                              295,184
         2,999  ONEOK INCORPORATED                                                                                          74,975
        36,892  PACIFIC GAS & ELECTRIC COMPANY                                                                             774,732
        17,765  PECO ENERGY COMPANY                                                                                        655,084
         3,523  PEOPLE'S ENERGY CORPORATION                                                                                 96,662
         8,155  PINNACLE WEST CAPITAL CORPORATION                                                                          229,869
        13,768  PPL CORPORATION                                                                                            288,268
        20,937  PUBLIC SERVICE ENTERPRISE GROUP INCORPORATED                                                               620,259
        27,559  RELIANT ENERGY INCORPORATED                                                                                645,914
        19,677  SEMPRA ENERGY                                                                                              329,590
        64,606  SOUTHERN COMPANY                                                                                         1,405,181
        26,489  TEXAS UTILITIES COMPANY                                                                                    786,392
        20,829  UNICOM CORPORATION                                                                                         760,259
        59,467  WASTE MANAGEMENT INCORPORATED                                                                              813,955
        41,712  WILLIAMS COMPANIES INCORPORATED                                                                          1,832,720

                                                                                                                        23,018,778
                                                                                                              --------------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 9.41%
         9,926  ADAPTEC INCORPORATED+                                                                                      383,392
        28,791  ADC TELECOMMUNICATIONS INCORPORATED+                                                                     1,551,115
        14,064  ADVANCED MICRO DEVICES INCORPORATED+                                                                       802,527
        33,504  ANALOG DEVICES INCORPORATED+                                                                             2,699,166
         7,830  ANDREW CORPORATION+                                                                                        179,111
        20,355  CONEXANT SYSTEMS INCORPORATED+                                                                           1,445,205
         7,051  EATON CORPORATION                                                                                          549,978
        41,343  EMERSON ELECTRIC COMPANY                                                                                 2,186,011
       314,301  GENERAL ELECTRIC COMPANY                                                                                48,775,586
       319,987  INTEL CORPORATION                                                                                       42,218,285
        28,547  LSI LOGIC CORPORATION+                                                                                   2,073,226
       305,306  LUCENT TECHNOLOGIES INCORPORATED                                                                        18,547,340
         8,179  MAYTAG CORPORATION                                                                                         270,929
        25,886  MICRON TECHNOLOGY INCORPORATED+                                                                          3,261,636
        18,466  MOLEX INC                                                                                                1,084,878
        68,006  MOTOROLA INCORPORATED                                                                                    9,682,354
        16,424  NATIONAL SEMICONDUCTOR CORPORATION+                                                                        995,705
         4,018  NATIONAL SERVICE INDUSTRIES                                                                                 84,629
        29,192  NETWORK APPLIANCE INCORPORATED+                                                                          2,415,638
       138,258  NORTEL NETWORKS CORPORATION                                                                             17,420,509
        70,727  QUALCOMM INCORPORATED+                                                                                  10,560,425
        32,468  RAYTHEON COMPANY CLASS B                                                                                   576,307
        15,134  SCIENTIFIC-ATLANTA INCORPORATED                                                                            960,063

ALLOCATION FUNDS          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

   ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES          SECURITY NAME                                                                                        VALUE
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT (continued)
             0  TELEDYNE TECHNOLOGIES INCORPORATED+                                                           $                  5
        38,619  TELLABS INCORPORATED+                                                                                    2,432,395
        77,834  TEXAS INSTRUMENTS INCORPORATED                                                                          12,453,440
         5,637  THOMAS & BETTS CORPORATION                                                                                 159,245
         7,202  WHIRLPOOL CORPORATION                                                                                      422,217
        30,757  XILINX INCORPORATED+                                                                                     2,547,064

                                                                                                                       186,738,381
                                                                                                              --------------------
ENGINEERING, ACCOUNTING, RESEARCH, MANAGEMENT & RELATED SERVICES - 0.21%
        15,455  DUN & BRADSTREET CORPORATION                                                                               442,399
         7,323  FLUOR CORPORATION                                                                                          227,013
        42,268  HALLIBURTON COMPANY                                                                                      1,732,989
        23,726  PAYCHEX INCORPORATED                                                                                     1,242,649
         4,524  PERKINELMER INCORPORATED                                                                                   300,846
         9,604  QUINTILES TRANSNATIONAL CORPORATION+                                                                       163,868

                                                                                                                         4,109,764
                                                                                                              --------------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 0.23%
         2,916  BALL CORPORATION                                                                                           100,784
         9,094  COOPER INDUSTRIES INCORPORATED                                                                             318,290
         6,433  CRANE COMPANY                                                                                              151,578
        12,214  CROWN CORK & SEAL COMPANY INCORPORATED                                                                     195,424
        15,738  FORTUNE BRANDS INCORPORATED                                                                                393,450
        28,505  ILLINOIS TOOL WORKS INCORPORATED                                                                         1,574,901
        38,084  LOCKHEED MARTIN CORPORATION                                                                                778,342
        42,818  MASCO CORPORATION                                                                                          877,769
         5,646  SNAP-ON INCORPORATED                                                                                       147,855

                                                                                                                         4,538,393
                                                                                                              --------------------
FOOD & KINDRED PRODUCTS - 1.72%
         3,538  ADOLPH COORS COMPANY                                                                                       169,161
        44,496  ANHEUSER-BUSCH COMPANIES INCORPORATED                                                                    2,769,876
        58,327  ARCHER DANIELS MIDLAND COMPANY                                                                             605,143
        26,779  BESTFOODS INCORPORATED                                                                                   1,253,592
        40,981  CAMPBELL SOUP COMPANY                                                                                    1,260,166
       236,613  COCA-COLA COMPANY                                                                                       11,106,020
        40,910  COCA-COLA ENTERPRISES INCORPORATED                                                                         882,122
        47,237  CONAGRA INCORPORATED                                                                                       856,171
        28,858  GENERAL MILLS INCORPORATED                                                                               1,044,299
        34,019  HEINZ (H.J.) COMPANY                                                                                     1,186,413
        10,301  HERCULES INCORPORATED                                                                                      166,104
        13,304  HERSHEY FOODS CORPORATION                                                                                  648,570
        38,961  KELLOGG COMPANY                                                                                            998,376
       139,470  PEPSICO INCORPORATED                                                                                     4,820,432
        12,922  QUAKER OATS COMPANY                                                                                        783,396
        29,003  RALSTON-RALSTON PURINA GROUP                                                                               793,957
        87,144  SARA LEE CORPORATION                                                                                     1,568,592
        41,583  THE SEAGRAM COMPANY LIMITED                                                                              2,474,189

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2000 (UNAUDITED)          ALLOCATION FUNDS
--------------------------------------------------------------------------------

   ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES          SECURITY NAME                                                                                        VALUE
FOOD & KINDRED PRODUCTS (continued)
        11,122  WRIGLEY (WM) JR. COMPANY                                                                      $            854,309

                                                                                                                        34,240,888
                                                                                                              --------------------
FOOD STORES - 0.15%
        40,628  ALBERTSON'S INCORPORATED                                                                                 1,259,468
         3,750  GREAT ATLANTIC & PACIFIC TEA COMPANY                                                                        73,125
        79,992  KROGER COMPANY+                                                                                          1,404,860
        14,032  WINN-DIXIE STORES INCORPORATED                                                                             272,747

                                                                                                                         3,010,200
                                                                                                              --------------------
FORESTRY - 0.06%
        22,506  WEYERHAEUSER COMPANY                                                                                     1,282,842
                                                                                                              --------------------
FURNITURE & FIXTURES - 0.08%
         8,267  JOHNSON CONTROLS INCORPORATED                                                                              446,935
        18,865  LEGGETT & PLATT INCORPORATED                                                                               405,598
        27,029  NEWELL RUBBERMAID INCORPORATED                                                                             670,656

                                                                                                                         1,523,189
                                                                                                              --------------------
GENERAL MERCHANDISE STORES - 1.63%
        10,822  CONSOLIDATED STORES CORPORATION+                                                                           123,100
        10,164  DILLARDS INCORPORATED                                                                                      167,071
        24,208  DOLLAR GENERAL CORPORATION                                                                                 650,590
        20,079  FEDERATED DEPARTMENT STORES INCORPORATED+                                                                  838,298
         6,933  HARCOURT GENERAL INCORPORATED                                                                              258,254
        24,996  J.C. PENNEY COMPANY INCORPORATED                                                                           371,816
        46,751  KMART CORPORATION+                                                                                         452,900
        31,934  MAY DEPARTMENT STORES COMPANY                                                                              910,119
        36,325  SEARS, ROEBUCK & COMPANY                                                                                 1,121,534
        41,990  TARGET CORPORATION                                                                                       3,138,753
        29,756  TJX COMPANIES INCORPORATED                                                                                 660,211
       426,628  WAL-MART STORES INCORPORATED                                                                            23,677,855

                                                                                                                        32,370,501
                                                                                                              --------------------
HEALTH SERVICES - 0.12%
        53,981  COLUMBIA HCA HEALTHCARE CORPORATION                                                                      1,366,395
        37,277  HEALTHSOUTH CORPORATION+                                                                                   207,353
        10,050  MANOR CARE INCORPORATED+                                                                                   135,675
        29,946  TENET HEALTHCARE CORPORATION                                                                               688,758
             0  WATER PIK TECHNOLOGIES INCORPORATED+                                                                             1

                                                                                                                         2,398,182
                                                                                                              --------------------
HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION-CONTRACTORS - 0.00%
         5,871  MCDERMOTT INTERNATIONAL INCORPORATED                                                                        53,940
                                                                                                              --------------------
HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES - 0.19%
        19,551  BEST BUY COMPANY INCORPORATED+                                                                           1,681,385
        19,513  CIRCUIT CITY STORES                                                                                      1,187,854

ALLOCATION FUNDS          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

   ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES          SECURITY NAME                                                                                        VALUE
HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES (continued)
        18,554  TANDY CORPORATION                                                                             $            941,616

                                                                                                                         3,810,855
                                                                                                              --------------------
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGING PLACES - 0.07%
        31,628  HILTON HOTELS CORPORATION                                                                                  245,117
        23,810  MARRIOTT INTERNATIONAL CLASS A                                                                             750,015
        18,581  MIRAGE RESORTS INCORPORATED+                                                                               360,007

                                                                                                                         1,355,139
                                                                                                              --------------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 7.28%
        15,462  APPLE COMPUTER INCORPORATED+                                                                             2,099,933
        73,296  APPLIED MATERIALS INCORPORATED+                                                                          6,908,148
        31,623  BAKER HUGHES INCORPORATED                                                                                  956,596
         8,439  BLACK & DECKER CORPORATION                                                                                 316,990
         2,222  BRIGGS & STRATTON CORPORATION                                                                               91,380
        34,146  CATERPILLAR INCORPORATED                                                                                 1,346,633
       655,328  CISCO SYSTEMS INCORPORATED+                                                                             50,665,046
       162,289  COMPAQ COMPUTER CORPORATION                                                                              4,320,945
         7,347  COMVERSE TECHNOLOGY INCORPORATED+                                                                        1,388,583
         3,920  CUMMINS ENGINE COMPANY INCORPORATED                                                                        147,245
        22,473  DEERE & COMPANY                                                                                            853,974
       245,686  DELL COMPUTER CORPORATION+                                                                              13,251,689
        19,492  DOVER CORPORATION                                                                                          933,180
        97,513  EMC CORPORATION+                                                                                        12,189,125
        30,386  GATEWAY INCORPORATED+                                                                                    1,610,458
        96,341  HEWLETT-PACKARD COMPANY                                                                                 12,771,204
       172,710  IBM CORPORATION                                                                                         20,379,780
        15,631  INGERSOLL-RAND COMPANY                                                                                     691,672
        12,283  LEXMARK INTERNATIONAL GROUP INCORPORATED+                                                                1,298,927
         3,632  MILACRON INCORPORATED                                                                                       52,437
        38,226  MINNESOTA MINING AND MANUFACTURING COMPANY                                                               3,385,390
        12,008  PALL CORPORATION                                                                                           269,430
        10,788  PARKER-HANNIFIN                                                                                            445,679
        25,454  PITNEY BOWES INCORPORATED                                                                                1,137,476
        20,409  SEAGATE TECHNOLOGY INCORPORATED+                                                                         1,229,642
        17,759  SILICON GRAPHICS INCORPORATED+                                                                             187,579
        56,454  SOLECTRON CORPORATION+                                                                                   2,261,688
         8,629  STANLEY WORKS                                                                                              227,590
         6,073  TIMKEN COMPANY                                                                                              98,686
        45,457  UNITED TECHNOLOGIES CORPORATION                                                                          2,872,313

                                                                                                                       144,389,418
                                                                                                              --------------------
INSURANCE AGENTS, BROKERS & SERVICE - 0.19%
        24,629  AON CORPORATION                                                                                            794,285
        16,321  HUMANA INCORPORATED+                                                                                       119,347
        25,511  MARSH & MCLENNAN COMPANIES INCORPORATED                                                                  2,814,182

                                                                                                                         3,727,814
                                                                                                              --------------------

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2000 (UNAUDITED)          ALLOCATION FUNDS
--------------------------------------------------------------------------------

   ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES          SECURITY NAME                                                                                        VALUE
INSURANCE CARRIERS - 1.62%
        13,743  AETNA LIFE & CASUALTY INCORPORATED                                                            $            765,313
        25,495  AFLAC INCORPORATED                                                                                       1,161,616
        77,215  ALLSTATE CORPORATION                                                                                     1,838,682
        23,648  AMERICAN GENERAL CORPORATION                                                                             1,327,244
       148,356  AMERICAN INTERNATIONAL GROUP INCORPORATED                                                               16,244,982
        16,789  CHUBB CORPORATION                                                                                        1,134,307
        16,102  CIGNA CORPORATION                                                                                        1,219,727
        15,149  CINCINNATI FINANCIAL CORPORATION                                                                           569,981
        31,491  CONSECO INCORPORATED                                                                                       360,178
        21,227  HARTFORD FINANCIAL SERVICES GROUP                                                                        1,119,724
        10,074  JEFFERSON-PILOT CORPORATION                                                                                670,551
        18,721  LINCOLN NATIONAL CORPORATION                                                                               627,154
         9,843  LOEWS CORPORATION                                                                                          492,150
         9,598  MBIA INCORPORATED                                                                                          499,696
        10,232  MGIC INVESTMENT CORPORATION                                                                                446,371
         7,040  PROGRESSIVE CORPORATION                                                                                    535,480
        12,561  SAFECO CORPORATION                                                                                         333,652
        21,759  ST. PAUL COMPANIES INCORPORATED                                                                            742,526
        12,735  TORCHMARK CORPORATION                                                                                      294,497
        16,284  UNITED HEALTHCARE CORPORATION                                                                              970,934
        23,113  UNUMPROVIDENT CORP                                                                                         392,920
         6,119  WELLPOINT HEALTH NETWORKS INCORPORATED+                                                                    427,565

                                                                                                                        32,175,250
                                                                                                              --------------------
LUMBER & WOOD PRODUCTS, EXCEPT FURNITURE - 0.04%
        16,400  GEORGIA-PACIFIC GROUP                                                                                      648,825
        10,325  LOUISIANA-PACIFIC CORPORATION                                                                              143,259

                                                                                                                           792,084
                                                                                                              --------------------
MEASURING, ANALYZING, & CONTROLLING INSTRUMENTS; PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 1.13%
        12,697  ALLERGAN INCORPORATED                                                                                      634,850
         4,991  BARD (C.R.) INCORPORATED                                                                                   193,089
         5,530  BAUSCH & LOMB INCORPORATED                                                                                 288,597
        27,842  BAXTER INTERNATIONAL INCORPORATED                                                                        1,745,345
        24,166  BECTON, DICKINSON AND COMPANY                                                                              635,868
        10,923  BIOMET INCORPORATED                                                                                        397,324
        39,862  BOSTON SCIENTIFIC CORPORATION+                                                                             849,559
        13,652  DANAHER CORPORATION                                                                                        696,252
        30,237  EASTMAN KODAK COMPANY                                                                                    1,642,247
        29,418  GUIDANT CORPORATION+                                                                                     1,730,146
        17,358  KLA-TENCOR CORPORATION+                                                                                  1,462,412
         6,668  MALLINCKRODT INCORPORATED                                                                                  191,705
       114,394  MEDTRONIC INCORPORATED                                                                                   5,884,141
         4,385  MILLIPORE CORPORATION                                                                                      247,478
        19,761  PE CORP - PE BIOSYSTEMS GROUP                                                                            1,906,937
         4,381  POLAROID CORPORATION                                                                                       104,049
         8,128  ST. JUDE MEDICAL INCORPORATED+                                                                             209,804
         4,518  TEKTRONIX INCORPORATED                                                                                     253,008

ALLOCATION FUNDS          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

   ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES          SECURITY NAME                                                                                        VALUE
MEASURING, ANALYZING, & CONTROLLING INSTRUMENTS; PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS (continued)
        16,308  TERADYNE INCORPORATED+                                                                        $          1,341,333
        15,210  THERMO ELECTRON CORPORATION+                                                                               309,904
        63,700  XEROX CORPORATION                                                                                        1,656,200

                                                                                                                        22,380,248
                                                                                                              --------------------
METAL MINING - 0.11%
        37,866  BARRICK GOLD CORPORATION                                                                                   594,023
        15,784  FREEPORT MCMORAN INCORPORATED CLASS B+                                                                     190,395
        24,327  HOMESTAKE MINING COMPANY                                                                                   145,962
        18,419  INCO LIMITED                                                                                               337,298
        16,064  NEWMONT MINING CORPORATION                                                                                 360,436
         7,618  PHELPS DODGE CORPORATION                                                                                   361,854
        31,359  PLACER DOME INCORPORATED                                                                                   254,792

                                                                                                                         2,244,760
                                                                                                              --------------------
MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS - 0.02%
         9,629  VULCAN MATERIALS COMPANY                                                                                   441,129
                                                                                                              --------------------
MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.45%
         3,918  ARMSTRONG WORLD INDUSTRIES                                                                                  70,034
        16,932  HASBRO INCORPORATED                                                                                        279,378
         3,315  JOSTENS INCORPORATED                                                                                        80,803
        40,422  MATTEL INCORPORATED                                                                                        421,905
           859  NACCO INDUSTRIES INCORPORATED                                                                               41,178
       161,986  TYCO INTERNATIONAL LIMITED                                                                               8,079,051

                                                                                                                         8,972,349
                                                                                                              --------------------
MISCELLANEOUS RETAIL - 0.43%
        13,460  BED BATH & BEYOND INCORPORATED+                                                                            529,988
        42,558  COSTCO WHOLESALE CORPORATION+                                                                            2,236,955
        37,570  CVS CORPORATION                                                                                          1,411,223
         3,806  LONGS DRUG STORES INCORPORATED                                                                              86,587
        31,688  OFFICE DEPOT INCORPORATED+                                                                                 366,393
        25,076  RITE AID CORPORATION                                                                                       137,918
        44,990  STAPLES INCORPORATED+                                                                                      899,800
        23,107  TOYS 'R' US INCORPORATED+                                                                                  342,272
        96,445  WALGREEN COMPANY                                                                                         2,483,458

                                                                                                                         8,494,594
                                                                                                              --------------------
MOTION PICTURES - 1.03%
       123,241  TIME WARNER INCORPORATED                                                                                12,324,100
       198,274  WALT DISNEY COMPANY                                                                                      8,203,587

                                                                                                                        20,527,687
                                                                                                              --------------------
NONDEPOSITORY CREDIT INSTITUTIONS - 1.15%
        42,806  AMERICAN EXPRESS COMPANY                                                                                 6,375,418
        69,811  ASSOCIATES FIRST CAPITAL CORPORATION                                                                     1,496,573
        18,918  CAPITAL ONE FINANCIAL CORPORATION                                                                          906,882
        10,942  COUNTRYWIDE CREDIT INDUSTRIES INCORPORATED                                                                 298,170

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2000 (UNAUDITED)          ALLOCATION FUNDS
--------------------------------------------------------------------------------

   ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES          SECURITY NAME                                                                                        VALUE
NONDEPOSITORY CREDIT INSTITUTIONS (continued)
        66,662  FEDERAL HOME LOAN MORTGAGE CORPORATION                                                        $          2,945,627
        98,218  FEDERAL NATIONAL MORTGAGE ASSOCIATION                                                                    5,543,178
        45,043  HOUSEHOLD INTERNATIONAL INCORPORATED                                                                     1,680,667
        76,841  MBNA CORPORATION                                                                                         1,959,446
        13,690  PROVIDIAN FINANCIAL CORPORATION                                                                          1,185,896
        15,266  SLM HOLDING CORPORATION                                                                                    508,549

                                                                                                                        22,900,406
                                                                                                              --------------------
OIL & GAS EXTRACTION - 0.79%
        12,257  ANADARKO PETROLEUM CORPORATION                                                                             474,193
        11,005  APACHE CORPORATION                                                                                         547,499
        30,969  ATLANTIC RICHFIELD COMPANY                                                                               2,632,365
        20,137  BURLINGTON RESOURCES INCORPORATED                                                                          745,069
        68,598  ENRON CORPORATION                                                                                        5,136,275
         8,822  KERR-MCGEE CORPORATION                                                                                     509,471
         8,601  ROWAN COMPANIES INCORPORATED+                                                                              253,192
        52,671  SCHLUMBERGER LIMITED                                                                                     4,029,330
        19,434  TRANSOCEAN SEDCO FOREX INCORPORATED+                                                                       997,207
        24,255  UNION PACIFIC RESOURCES GROUP INCORPORATED                                                                 351,698

                                                                                                                        15,676,299
                                                                                                              --------------------
PAPER & ALLIED PRODUCTS - 0.38%
         5,055  BEMIS COMPANY INCORPORATED                                                                                 186,403
         5,561  BOISE CASCADE CORPORATION                                                                                  193,245
         9,247  CHAMPION INTERNATIONAL CORPORATION                                                                         492,403
        20,762  FORT JAMES CORPORATION                                                                                     456,764
        39,738  INTERNATIONAL PAPER COMPANY                                                                              1,698,800
        53,034  KIMBERLY-CLARK CORPORATION                                                                               2,969,903
         9,928  MEAD CORPORATION                                                                                           346,860
        16,512  PACTIV CORPORATION+                                                                                        144,480
         2,780  POTLATCH CORPORATION                                                                                       119,540
         5,374  TEMPLE-INLAND INCORPORATED                                                                                 267,692
         9,672  WESTVACO CORPORATION                                                                                       322,803
        10,809  WILLAMETTE INDUSTRIES INCORPORATED                                                                         433,711

                                                                                                                         7,632,604
                                                                                                              --------------------
PERSONAL SERVICES - 0.02%
         9,479  H&R BLOCK INCORPORATED                                                                                     424,185
                                                                                                              --------------------
PETROLEUM REFINING & RELATED INDUSTRIES - 2.65%
         8,731  AMERADA HESS CORPORATION                                                                                   564,241
         6,825  ASHLAND INCORPORATED                                                                                       228,211
        62,855  CHEVRON CORPORATION                                                                                      5,810,159
        20,488  COASTAL CORPORATION                                                                                        942,448
        60,041  CONOCO INCORPORATED CLASS B                                                                              1,538,547
       330,763  EXXON MOBIL CORPORATION                                                                                 25,737,496
        24,256  PHILLIPS PETROLEUM COMPANY                                                                               1,121,840
       205,429  ROYAL DUTCH PETROLEUM COMPANY NY REGISTERED SHARES                                                      11,825,007

ALLOCATION FUNDS          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

   ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES          SECURITY NAME                                                                                        VALUE
PETROLEUM REFINING & RELATED INDUSTRIES (continued)
         8,735  SUNOCO INCORPORATED                                                                           $            239,121
        52,939  TEXACO INCORPORATED                                                                                      2,838,854
        13,754  TOSCO CORPORATION                                                                                          418,637
        23,203  UNOCAL CORPORATION                                                                                         690,289
        29,782  USX-MARATHON GROUP INCORPORATED                                                                            776,193

                                                                                                                        52,731,043
                                                                                                              --------------------
PRIMARY METAL INDUSTRIES - 0.24%
        21,003  ALCAN ALUMINUM LIMITED                                                                                     711,487
        35,278  ALCOA INCORPORATED                                                                                       2,478,279
         9,032  ALLEGHENY TECHNOLOGIES INCORPORATED                                                                        181,205
        10,867  BETHLEHEM STEEL CORPORATION+                                                                                65,202
        12,054  ENGELHARD CORPORATION                                                                                      182,317
         8,428  NUCOR CORPORATION                                                                                          421,400
         6,094  REYNOLDS METALS COMPANY                                                                                    407,536
         8,586  USX-U.S. STEEL GROUP INCORPORATED                                                                          214,650
         8,724  WORTHINGTON INDUSTRIES INCORPORATED                                                                        107,960

                                                                                                                         4,770,036
                                                                                                              --------------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES - 0.50%
         6,268  AMERICAN GREETINGS CORPORATION                                                                             114,391
         8,638  DOW JONES & COMPANY INCORPORATED                                                                           620,316
        26,714  GANNETT COMPANY INCORPORATED                                                                             1,879,998
         7,872  KNIGHT-RIDDER INCORPORATED                                                                                 400,980
        18,791  MCGRAW-HILL COMPANIES INCORPORATED                                                                         854,991
         4,955  MEREDITH CORPORATION                                                                                       137,192
        16,368  NEW YORK TIMES COMPANY                                                                                     702,801
        12,256  R.R. DONNELLEY & SONS COMPANY                                                                              256,610
         5,737  TIMES MIRROR COMPANY                                                                                       533,182
        22,753  TRIBUNE COMPANY                                                                                            831,907
        66,782  VIACOM INCORPORATED CLASS B+                                                                             3,522,750

                                                                                                                         9,855,118
                                                                                                              --------------------
RAILROAD TRANSPORTATION - 0.19%
        43,814  BURLINGTON NORTHERN SANTA FE CORPORATION                                                                   969,385
        20,980  CSX CORPORATION                                                                                            493,030
        10,621  KANSAS CITY SOUTHERN INDUSTRIES INCORPORATED                                                               912,742
        36,714  NORFOLK SOUTHERN CORPORATION                                                                               527,764
        23,807  UNION PACIFIC CORPORATION                                                                                  931,449

                                                                                                                         3,834,370
                                                                                                              --------------------
RUBBER & MISCELLANEOUS PLASTICS PRODUCTS - 0.10%
         7,414  COOPER TIRE AND RUBBER COMPANY                                                                              93,138
        14,952  GOODYEAR TIRE & RUBBER COMPANY                                                                             348,569
        26,472  NIKE INCORPORATED CLASS B                                                                                1,048,953
         5,216  REEBOK INTERNATIONAL LIMITED+                                                                               48,248
         8,064  SEALED AIR CORPORATION+                                                                                    437,976

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2000 (UNAUDITED)          ALLOCATION FUNDS
--------------------------------------------------------------------------------

   ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES          SECURITY NAME                                                                                        VALUE
RUBBER & MISCELLANEOUS PLASTICS PRODUCTS (continued)
         5,654  TUPPERWARE CORPORATION                                                                        $             89,404

                                                                                                                         2,066,288
                                                                                                              --------------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 1.04%
        10,895  BEAR STEARNS COMPANIES INCORPORATED                                                                        497,084
        78,536  CHARLES SCHWAB CORPORATION                                                                               4,461,827
        23,812  FRANKLIN RESOURCES INCORPORATED                                                                            796,214
        11,599  LEHMAN BROTHERS HOLDING INCORPORATED                                                                     1,125,103
        35,534  MERRILL LYNCH & COMPANY INCORPORATED                                                                     3,731,070
       109,126  MORGAN STANLEY DEAN WITTER & COMPANY                                                                     8,900,589
        13,644  PAINE WEBBER GROUP INCORPORATED                                                                            600,336
        11,496  T. ROWE PRICE ASSOCIATES INCORPORATED                                                                      454,092

                                                                                                                        20,566,315
                                                                                                              --------------------
STONE, CLAY, GLASS & CONCRETE PRODUCTS - 0.28%
        26,416  CORNING INCORPORATED                                                                                     5,124,704
         5,379  OWENS CORNING                                                                                              104,218
        14,444  OWENS-ILLINOIS INCORPORATED+                                                                               243,743

                                                                                                                         5,472,665
                                                                                                              --------------------
TEXTILE MILL PRODUCTS - 0.01%
         3,259  RUSSELL CORPORATION                                                                                         46,644
         1,742  SPRINGS INDUSTRIES INCORPORATED CLASS A                                                                     66,196

                                                                                                                           112,840
                                                                                                              --------------------
TOBACCO PRODUCTS - 0.25%
       226,727  PHILIP MORRIS COMPANIES INCORPORATED                                                                     4,789,608
        16,431  UST INCORPORATED                                                                                           256,734

                                                                                                                         5,046,342
                                                                                                              --------------------
TRANSPORTATION BY AIR - 0.17%
        14,148  AMR CORPORATION+                                                                                           450,968
        12,418  DELTA AIRLINES INCORPORATED                                                                                661,259
        27,816  FEDEX CORPORATION+                                                                                       1,084,823
        48,373  SOUTHWEST AIRLINES COMPANY                                                                               1,006,763
         6,918  US AIRWAYS GROUP INCORPORATED+                                                                             192,407

                                                                                                                         3,396,220
                                                                                                              --------------------
TRANSPORTATION EQUIPMENT - 1.28%
        83,186  BOEING COMPANY                                                                                           3,155,869
         8,940  BRUNSWICK CORPORATION                                                                                      169,301
        15,762  DANA CORPORATION                                                                                           444,291
        54,159  DELPHI AUTOMOTIVE SYSTEMS CORPORATION                                                                      866,544
       115,767  FORD MOTOR COMPANY                                                                                       5,318,047
        19,210  GENERAL DYNAMICS CORPORATION                                                                               955,698
        61,365  GENERAL MOTORS CORPORATION                                                                               5,081,789
        17,037  GENUINE PARTS COMPANY                                                                                      406,758
        10,529  GOODRICH (B.F.) COMPANY                                                                                    302,051

ALLOCATION FUNDS          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

   ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES          SECURITY NAME                                                                                        VALUE
TRANSPORTATION EQUIPMENT (continued)
        14,246  HARLEY-DAVIDSON INCORPORATED                                                                  $          1,130,776
        75,767  HONEYWELL INCORPORATED                                                                                   3,991,974
         8,461  ITT INDUSTRIES INCORPORATED                                                                                262,820
         6,108  NAVISTAR INTERNATIONAL CORPORATION+                                                                        245,084
         6,749  NORTHROP GRUMMAN CORPORATION                                                                               357,275
         7,566  PACCAR INCORPORATED                                                                                        378,300
        18,208  ROCKWELL INTERNATIONAL CORPORATION                                                                         761,322
        14,230  TEXTRON INCORPORATED                                                                                       866,251
        11,748  TRW INCORPORATED                                                                                           687,258

                                                                                                                        25,381,408
                                                                                                              --------------------
TRANSPORTATION SERVICES - 0.02%
        12,513  SABRE HOLDINGS CORPORATION                                                                                 462,199
                                                                                                              --------------------
WATER TRANSPORTATION - 0.07%
        59,156  CARNIVAL CORPORATION                                                                                     1,467,808
                                                                                                              --------------------
WHOLESALE TRADE-DURABLE GOODS - 0.50%
        13,481  IKON OFFICE SOLUTIONS INCORPORATED                                                                          83,414
       133,296  JOHNSON & JOHNSON                                                                                        9,339,051
         5,355  PEP BOYS - MANNY, MOE & JACK                                                                                31,795
         8,974  W.W. GRAINGER INCORPORATED                                                                                 486,840

                                                                                                                         9,941,100
                                                                                                              --------------------
WHOLESALE TRADE-NONDURABLE GOODS - 0.42%
         6,651  BROWN-FORMAN CORPORATION                                                                                   362,064
        26,926  CARDINAL HEALTH INCORPORATED                                                                             1,235,230
        27,021  MCKESSON HBOC INCORPORATED                                                                                 567,441
        48,780  SAFEWAY INCORPORATED+                                                                                    2,207,295
        13,202  SUPERVALU INCORPORATED                                                                                     250,013
        31,662  SYSCO CORPORATION                                                                                        1,129,938
        54,768  UNILEVER N.V. NY SHARES                                                                                  2,635,710

                                                                                                                         8,387,691
                                                                                                              --------------------

                                                                                                                     1,216,234,440
TOTAL COMMON STOCK (COST $873,415,205)
                                                                                                              --------------------

PRINCIPAL                                                                                 INTEREST RATE  MATURITY DATE
U.S. TREASURY SECURITIES - 38.08%
U.S. TREASURY BONDS - 37.84%
 $ 22,950,000   U.S. TREASURY BONDS                                                            6.13%       08/15/29
   23,200,000   U.S. TREASURY BONDS                                                            5.25        02/15/29
   22,550,000   U.S. TREASURY BONDS                                                            5.25        11/15/28
   21,335,000   U.S. TREASURY BONDS                                                            7.63        11/15/22
   27,325,000   U.S. TREASURY BONDS                                                            6.00        02/15/26
   21,580,000   U.S. TREASURY BONDS                                                            6.75        08/15/26
   22,090,000   U.S. TREASURY BONDS                                                            6.63        02/15/27
   22,450,000   U.S. TREASURY BONDS                                                            5.50        08/15/28
   22,550,000   U.S. TREASURY BONDS                                                            6.50        11/15/26

PRINCIPAL
U.S. TREASURY
U.S. TREASURY
 $ 22,950,000       23,359,199
   23,200,000       20,780,704
   22,550,000       20,178,191
   21,335,000       25,106,601
   27,325,000       26,952,014
   21,580,000       23,422,069
   22,090,000       23,657,948
   22,450,000       20,797,905
   22,550,000       23,775,142

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2000 (UNAUDITED)          ALLOCATION FUNDS
--------------------------------------------------------------------------------

   ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

PRINCIPAL                                    INTEREST RATE  MATURITY DATE      VALUE
U.S. TREASURY BONDS (CONTINUED)
$20,130,000  U.S. TREASURY BONDS                  8.75%       05/15/20     $   25,969,713
 44,440,000  U.S. TREASURY BONDS                  8.75        08/15/20         57,413,814
 23,160,000  U.S. TREASURY BONDS                  7.88        02/15/21         27,711,172
 23,965,000  U.S. TREASURY BONDS                  8.13        05/15/21         29,403,377
 23,890,000  U.S. TREASURY BONDS                  8.13        08/15/21         29,342,893
 35,315,000  U.S. TREASURY BONDS                  7.13        02/15/23         39,486,408
 22,500,000  U.S. TREASURY BONDS                  6.25        05/15/30         23,817,600
 21,980,000  U.S. TREASURY BONDS                  6.38        08/15/27         22,883,598
 21,320,000  U.S. TREASURY BONDS                  7.25        08/15/22         24,105,671
 49,445,000  U.S. TREASURY BONDS                  6.25        08/15/23         50,079,377
 45,180,000  U.S. TREASURY BONDS                  6.13        11/15/27         45,599,722
 23,435,000  U.S. TREASURY BONDS                  7.50        11/15/24         27,470,507
 24,380,000  U.S. TREASURY BONDS                  7.63        02/15/25         29,018,295
 24,650,000  U.S. TREASURY BONDS                  6.88        08/15/25         27,047,706
 68,610,000  U.S. TREASURY BONDS                  8.00        11/15/21         83,437,307

                                                                              750,816,933
                                                                           --------------
U.S. TREASURY BILLS - 0.24%
    100,000  U.S. TREASURY BILLS                  5.90{::}    06/22/00             98,735
    474,000  U.S. TREASURY BILLS                  5.84{::}    04/27/00            472,164
    998,000  U.S. TREASURY BILLS                  5.83{::}    04/27/00            994,141
  2,040,000  U.S. TREASURY BILLS                  5.89{::}    04/27/00          2,032,031
  1,267,000  U.S. TREASURY BILLS                  5.83{::}    04/27/00          1,262,101

                                                                                4,859,172
                                                                           --------------

                                                                              755,676,105
TOTAL U.S. TREASURY SECURITIES (COST
$749,843,837)
                                                                           --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $1,623,259,042)*                      99.38% $1,971,910,545
OTHER ASSETS AND LIABILITIES, NET            0.62      12,350,462
                                          -------  --------------
TOTAL NET ASSETS                           100.00% $1,984,261,007
                                          -------  --------------

  #  SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $5,240,998.
  +  NON-INCOME EARNING SECURITIES.
{::} YIELD TO MATURITY.
  * COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES AND NET UNREALIZED APPRECIATION CONSISTS OF:



GROSS UNREALIZED APPRECIATION                       $437,401,197
GROSS UNREALIZED DEPRECIATION                       (88,749,694)
                                                    -----------
NET UNREALIZED APPRECIATION                         $348,651,503

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

ALLOCATION FUNDS          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

   GROWTH BALANCED FUND
--------------------------------------------------------------------------------

FACE/SHARE
AMOUNT       SECURITY DESCRIPTION                         VALUE
    N/A      WELLS FARGO DISCIPLINED GROWTH PORTFOLIO  $ 32,761,324
    N/A      WELLS FARGO INCOME EQUITY PORTFOLIO        163,235,700
    N/A      WELLS FARGO INDEX PORTFOLIO                162,297,017
    N/A      WELLS FARGO INTERNATIONAL EQUITY
             PORTFOLIO                                   41,624,128
    N/A      WELLS FARGO INTERNATIONAL PORTFOLIO         54,353,570
    N/A      WELLS FARGO LARGE COMPANY GROWTH
             PORTFOLIO                                  129,680,329
    N/A      WELLS FARGO MANAGED FIXED INCOME
             PORTFOLIO                                  169,050,413
    N/A      WELLS FARGO POSITIVE RETURN BOND
             PORTFOLIO                                  113,553,181
    N/A      WELLS FARGO SMALL CAP INDEX PORTFOLIO       15,702,574
    N/A      WELLS FARGO SMALL CAP VALUE PORTFOLIO       16,390,515
    N/A      WELLS FARGO SMALL COMPANY GROWTH
             PORTFOLIO                                   16,056,604
    N/A      WELLS FARGO SMALL COMPANY VALUE
             PORTFOLIO                                   16,523,799
    N/A      WELLS FARGO STRATEGIC VALUE BOND
             PORTFOLIO                                   56,491,320

                                                        987,720,474
TOTAL INVESTMENTS IN CORE PORTFOLIO (98.85%) (COST
$713,912,765)
                                                       ------------

PRINCIPAL                                   INTEREST RATE  MATURITY DATE
U.S. TREASURY BILLS (1.17%)
$11,730,000 U.S. TREASURY BILLS                  5.36%{::}    5/25/00      11,634,166

                                                                           11,634,166
TOTAL U.S. TREASURY BILLS (COST
$11,639,692)
                                                                          -----------

TOTAL INVESTMENTS (100.02%) (COST
$725,552,457)                                      999,354,640
TOTAL INVESTMENTS IN CORE PORTFOLIOS &
SECURITIES
(COST $725,552,457)*                       100.02% $999,354,640
OTHER ASSETS AND LIABILITIES, NET           (0.02)    (166,129)
                                          -------  -----------
TOTAL NET ASSETS                           100.00% $999,188,511
                                          -------  -----------

{::} YIELD TO MATURITY.
  * COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES AND NET UNREALIZED APPRECIATION CONSISTS OF:



GROSS UNREALIZED APPRECIATION                       $273,807,709
GROSS UNREALIZED DEPRECIATION                            (5,526)
                                                    -----------
NET UNREALIZED APPRECIATION                         $273,802,183

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2000 (UNAUDITED)          ALLOCATION FUNDS
--------------------------------------------------------------------------------

   INDEX ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES    SECURITY NAME                                VALUE
COMMON STOCK - 98.52%
AGRICULTURAL PRODUCTION-CROPS - 0.03%
   5,374  NABISCO GROUP HOLDINGS CORPORATION        $     64,488
                                                    ------------
AMUSEMENT & RECREATION SERVICES - 0.02%
   2,094  HARRAH'S ENTERTAINMENT INCORPORATED +           38,870
                                                    ------------
APPAREL & ACCESSORY STORES - 0.56%
  13,988  GAP INCORPORATED                               696,777
   2,661  KOHL'S CORPORATION +                           272,753
   3,542  LIMITED INCORPORATED                           149,206
   2,213  NORDSTROM INCORPORATED                          65,284
                                                       1,184,020
                                                    ------------
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR
MATERIALS - 0.04%
     953  LIZ CLAIBORNE INCORPORATED                      43,659
   1,793  V.F. CORPORATION                                43,144
                                                          86,803
                                                    ------------
AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS - 0.03%
   2,286  AUTOZONE INCORPORATED +                         63,436
                                                    ------------
AUTOMOTIVE REPAIR, SERVICES & PARKING - 0.01%
   1,043  RYDER SYSTEM INCORPORATED                       23,663
                                                    ------------
BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS -
0.03%
     950  CENTEX CORPORATION                              22,621
     799  KAUFMAN & BROAD HOME CORPORATION                17,129
     708  PULTE CORPORATION                               14,780
                                                          54,530
                                                    ------------
BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME
DEALERS - 1.35%
  37,786  HOME DEPOT INCORPORATED                      2,437,197
   6,279  LOWE'S COMPANIES INCORPORATED                  366,537
   2,754  SHERWIN-WILLIAMS COMPANY                        60,416
                                                       2,864,150
                                                    ------------
BUSINESS SERVICES - 11.28%
   5,621  3COM CORPORATION +                             312,669
   1,927  ADOBE SYSTEMS INCORPORATED                     214,499
  37,448  AMERICA ONLINE INCORPORATED +                2,518,378
   1,023  AUTODESK INCORPORATED                           46,547
  10,352  AUTOMATIC DATA PROCESSING INCORPORATED         499,484
   4,015  BMC SOFTWARE INCORPORATED +                    198,241
   2,998  CABLETRON SYSTEMS INCORPORATED +                87,879
  11,584  CENDANT CORPORATION +                          214,304
   2,383  CERIDIAN CORPORATION +                          45,724
   2,939  CITRIX SYSTEMS INCORPORATED +                  194,709
   8,899  COMPUTER ASSOCIATES INTERNATIONAL
          INCORPORATED                                   526,710
   2,749  COMPUTER SCIENCES CORPORATION +                217,515
   5,938  COMPUWARE CORPORATION +                        125,069
   1,226  DELUXE CORPORATION                              32,489

ALLOCATION FUNDS          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

   INDEX ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES    SECURITY NAME                                VALUE
BUSINESS SERVICES (continued)
   7,723  ELECTRONIC DATA SYSTEMS CORPORATION       $    495,720
   2,304  EQUIFAX INCORPORATED                            58,176
   6,879  FIRST DATA CORPORATION                         304,396
   5,053  IMS HEALTH INCORPORATED                         85,585
   4,625  INTERPUBLIC GROUP OF COMPANIES
          INCORPORATED                                   218,531
  85,416  MICROSOFT CORPORATION +                      9,075,450
   1,507  NCR CORPORATION +                               60,468
   5,396  NOVELL INCORPORATED +                          154,461
   2,925  OMNICOM GROUP INCORPORATED                     273,305
  46,311  ORACLE CORPORATION +                         3,615,153
   4,522  PARAMETRIC TECHNOLOGY COMPANY +                 95,245
   4,352  PEOPLESOFT INCORPORATED +                       87,040
     433  SHARED MEDICAL SYSTEMS CORPORATION              22,461
  25,902  SUN MICROSYSTEMS INCORPORATED +              2,427,097
   5,046  UNISYS CORPORATION +                           128,672
   8,638  YAHOO! INCORPORATED +                        1,480,337
   1,062  YOUNG & RUBICAM INCORPORATED                    49,914
                                                      23,866,228
                                                    ------------
CHEMICALS & ALLIED PRODUCTS - 9.27%
  25,241  ABBOTT LABORATORIES                            888,167
   3,795  AIR PRODUCTS AND CHEMICALS INCORPORATED        107,920
     928  ALBERTO CULVER COMPANY                          22,097
   1,674  ALZA CORPORATION +                              62,880
  21,437  AMERICAN HOME PRODUCTS CORPORATION           1,149,558
  16,780  AMGEN INCORPORATED +                         1,029,873
   1,837  AVERY DENNISON CORPORATION                     112,172
   4,008  AVON PRODUCTS INCORPORATED                     116,483
   2,465  BIOGEN INCORPORATED +                          172,242
  32,556  BRISTOL-MYERS SQUIBB COMPANY                 1,880,109
   3,876  CLOROX COMPANY                                 125,970
   9,563  COLGATE-PALMOLIVE COMPANY                      539,114
   3,587  DOW CHEMICAL COMPANY                           408,918
  17,140  E.I. DU PONT DE NEMOURS & COMPANY              906,278
   1,292  EASTMAN CHEMICAL COMPANY                        58,785
   2,105  ECOLAB INCORPORATED                             77,227
  17,897  ELI LILLY & COMPANY                          1,127,511
     505  FMC CORPORATION +                               28,533
  17,640  GILLETTE COMPANY                               664,808
     957  GREAT LAKES CHEMICAL CORPORATION                32,538
   1,711  INTERNATIONAL FLAVORS & FRAGRANCES
          INCORPORATED                                    59,992
  38,369  MERCK & COMPANY INCORPORATED                 2,383,674
  10,444  MONSANTO COMPANY +                             537,866
   5,920  OCCIDENTAL PETROLEUM CORPORATION               122,840
  63,546  PFIZER INCORPORATED                          2,323,401
   8,729  PHARMACIA & UPJOHN INCORPORATED                517,193
   2,866  PPG INDUSTRIES INCORPORATED                    149,928
   2,627  PRAXAIR INCORPORATED                           109,349
  21,594  PROCTER & GAMBLE COMPANY                     1,214,663
   3,598  ROHM & HAAS COMPANY                            160,561

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2000 (UNAUDITED)          ALLOCATION FUNDS
--------------------------------------------------------------------------------

   INDEX ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES    SECURITY NAME                                VALUE
CHEMICALS & ALLIED PRODUCTS (continued)
  24,119  SCHERING-PLOUGH CORPORATION               $    886,373
   1,631  SIGMA ALDRICH                                   43,833
   2,204  UNION CARBIDE CORPORATION                      128,521
   1,123  W.R. GRACE & COMPANY +                          14,248
  14,103  WARNER-LAMBERT COMPANY                       1,375,043
   1,608  WATSON PHARMACEUTICALS INCORPORATED +           63,818
                                                      19,602,486
                                                    ------------
COMMUNICATIONS - 8.68%
   5,162  ALLTEL CORPORATION                             325,528
  52,444  AT&T CORPORATION                             2,949,975
  25,494  BELL ATLANTIC CORPORATION                    1,558,321
  30,918  BELLSOUTH CORPORATION                        1,453,146
  12,520  CBS CORPORATION +                              708,945
   2,293  CENTURYTEL INCORPORATED                         85,128
   5,563  CLEAR CHANNEL COMMUNICATIONS
          INCORPORATED +                                 384,195
  15,227  COMCAST CORPORATION, CLASS A +                 660,471
  12,808  GLOBAL CROSSING LIMITED +                      524,328
  15,953  GTE CORPORATION                              1,132,663
  46,591  MCI WORLDCOM INCORPORATED +                  2,111,154
  10,037  MEDIAONE GROUP INCORPORATED +                  812,997
   5,970  NEXTEL COMMUNICATIONS INCORPORATED +           885,052
  55,991  SBC COMMUNICATIONS INCORPORATED              2,351,622
  14,307  SPRINT CORPORATION (FON GROUP)                 901,341
  14,152  SPRINT CORPORATION (PCS GROUP) +               924,303
   8,286  US WEST INCORPORATED                           601,771
                                                      18,370,940
                                                    ------------
DEPOSITORY INSTITUTIONS - 6.50%
   6,229  AMSOUTH BANCORP                                 93,046
  28,021  BANK OF AMERICA CORPORATION                  1,469,351
  12,113  BANK OF NEW YORK COMPANY INCORPORATED          503,447
  18,836  BANK ONE CORPORATION                           647,488
   5,642  BB&T CORPORATION                               158,329
  13,533  CHASE MANHATTAN CORPORATION                  1,179,908
  55,337  CITIGROUP INCORPORATED                       3,282,176
   2,570  COMERICA INCORPORATED                          107,619
   5,084  FIFTH THIRD BANCORP                            320,292
  16,218  FIRST UNION CORPORATION                        604,120
  16,115  FIRSTAR CORPORATION                            369,638
  15,036  FLEETBOSTON FINANCIAL CORPORATION              548,814
   2,647  GOLDEN WEST FINANCIAL CORPORATION               82,553
   3,785  HUNTINGTON BANCSHARES INCORPORATED              84,689
   2,818  J.P. MORGAN & COMPANY INCORPORATED             371,272
   7,393  KEYCORP                                        140,467
   8,344  MELLON FINANCIAL CORPORATION                   246,148
  10,154  NATIONAL CITY CORPORATION                      209,426
   3,652  NORTHERN TRUST CORPORATION                     246,738
   1,910  OLD KENT FINANCIAL CORPORATION                  61,717
   4,838  PNC FINANCIAL SERVICES GROUP                   218,012

ALLOCATION FUNDS          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

   INDEX ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES    SECURITY NAME                                VALUE
DEPOSITORY INSTITUTIONS (continued)
   3,606  REGIONS FINANCIAL CORPORATION             $     82,262
   2,763  SOUTHTRUST CORPORATION                          70,284
   2,600  STATE STREET CORPORATION                       251,875
   2,889  SUMMIT BANCORP                                  75,836
   5,250  SUNTRUST BANKS INCORPORATED                    303,188
   4,652  SYNOVUS FINANCIAL CORPORATION                   87,807
  12,403  U.S. BANCORP                                   271,316
   2,315  UNION PLANTERS CORPORATION                      71,331
   3,327  WACHOVIA CORPORATION                           224,780
   9,476  WASHINGTON MUTUAL INCORPORATED                 251,114
  27,119  WELLS FARGO COMPANY #                        1,110,184
                                                      13,745,227
                                                    ------------
EATING & DRINKING PLACES - 0.47%
   2,159  DARDEN RESTAURANTS INCORPORATED                 38,457
  22,231  MCDONALD'S CORPORATION                         835,052
   2,487  TRICON GLOBAL RESTAURANTS INCORPORATED +        77,253
   1,969  WENDY'S INTERNATIONAL INCORPORATED              39,749
                                                         990,511
                                                    ------------
ELECTRIC, GAS & SANITARY SERVICES - 1.85%
   3,401  AES CORPORATION +                              267,829
   2,214  ALLIED WASTE INDUSTRIES INCORPORATED +          14,529
   2,262  AMEREN CORPORATION                              69,981
   3,182  AMERICAN ELECTRIC POWER COMPANY                 94,863
   2,618  CAROLINA POWER & LIGHT COMPANY                  84,921
   3,413  CENTRAL & SOUTHWEST CORPORATION                 58,234
   2,641  CINERGY CORPORATION                             56,782
   1,879  CMS ENERGY CORPORATION                          34,057
   1,320  COLUMBIA ENERGY GROUP                           78,210
   3,544  CONSOLIDATED EDISON INCORPORATED               102,777
   2,476  CONSTELLATION ENERGY GROUP                      78,923
   3,918  DOMINION RESOURCES INCORPORATED                150,598
   2,365  DTE ENERGY COMPANY                              68,586
   6,012  DUKE ENERGY CORPORATION                        315,630
     407  EASTERN ENTERPRISES                             24,369
   5,725  EDISON INTERNATIONAL                            94,820
   3,734  EL PASO ENERGY CORPORATION                     150,760
   4,051  ENTERGY CORPORATION                             81,780
   3,848  FIRSTENERGY CORPORATION                         79,365
   1,607  FLORIDA PROGRESS CORPORATION                    73,721
   2,957  FPL CORPORATION INCORPORATED                   136,207
   2,017  GPU INCORPORATED                                55,215
   1,900  NEW CENTURY ENERGIES INCORPORATED               57,119
     761  NICOR INCORPORATED
   2,544  NORTHERN STATES POWER COMPANY                   50,562
     532  ONEOK INCORPORATED                              13,300
   6,310  PACIFIC GAS & ELECTRIC COMPANY                 132,510
   3,062  PECO ENERGY COMPANY                            112,911
     601  PEOPLE'S ENERGY CORPORATION                     16,490

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2000 (UNAUDITED)          ALLOCATION FUNDS
--------------------------------------------------------------------------------

   INDEX ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES    SECURITY NAME                                VALUE
ELECTRIC, GAS & SANITARY SERVICES (continued)
   1,257  PINNACLE WEST CAPITAL CORPORATION         $     35,432
   2,368  PPL CORPORATION                                 49,580
   3,624  PUBLIC SERVICE ENTERPRISE GROUP
          INCORPORATED                                   107,361
   4,864  RELIANT ENERGY INCORPORATED                    114,000
   3,347  SEMPRA ENERGY                                   56,062
  11,079  SOUTHERN COMPANY                               240,968
   4,553  TEXAS UTILITIES COMPANY                        135,167
   3,563  UNICOM CORPORATION                             130,050
  10,233  WASTE MANAGEMENT INCORPORATED                  140,064
   7,161  WILLIAMS COMPANIES INCORPORATED                314,636
                                                       3,903,434
                                                    ------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
COMPUTER EQUIPMENT - 15.12%
   1,658  ADAPTEC INCORPORATED +                          64,040
   4,921  ADC TELECOMMUNICATIONS INCORPORATED +          265,119
   2,415  ADVANCED MICRO DEVICES INCORPORATED +          137,806
   5,726  ANALOG DEVICES INCORPORATED +                  461,301
   1,323  ANDREW CORPORATION +                            30,264
   3,540  CONEXANT SYSTEMS INCORPORATED +                251,340
   1,201  EATON CORPORATION                               93,678
   7,103  EMERSON ELECTRIC COMPANY                       375,571
  53,841  GENERAL ELECTRIC COMPANY                     8,355,450
  54,831  INTEL CORPORATION                            7,234,265
   4,881  LSI LOGIC CORPORATION +                        354,483
  52,314  LUCENT TECHNOLOGIES INCORPORATED             3,178,076
   1,383  MAYTAG CORPORATION                              45,811
   4,430  MICRON TECHNOLOGY INCORPORATED +               558,180
   3,227  MOLEX INCORPORATED                             189,586
  11,639  MOTOROLA INCORPORATED                        1,657,103
   2,824  NATIONAL SEMICONDUCTOR CORPORATION +           171,205
     693  NATIONAL SERVICE INDUSTRIES                     14,596
   5,002  NETWORK APPLIANCE INCORPORATED +               413,916
  23,697  NORTEL NETWORKS CORPORATION                  2,985,822
  12,106  QUALCOMM INCORPORATED +                      1,807,577
   5,561  RAYTHEON COMPANY CLASS B                        98,708
   2,566  SCIENTIFIC-ATLANTA INCORPORATED                162,781
   6,596  TELLABS INCORPORATED +                         415,445
  13,336  TEXAS INSTRUMENTS INCORPORATED               2,133,760
     961  THOMAS & BETTS CORPORATION                      27,148
   1,228  WHIRLPOOL CORPORATION                           71,992
   5,274  XILINX INCORPORATED +                          436,753
                                                      31,991,776
                                                    ------------
ENGINEERING, ACCOUNTING, RESEARCH, MANAGEMENT & RELATED
SERVICES - 0.33%
   2,622  DUN & BRADSTREET CORPORATION                    75,055
   1,236  FLUOR CORPORATION                               38,316
   7,257  HALLIBURTON COMPANY                            297,536
   4,070  PAYCHEX INCORPORATED                           213,166
     755  PERKIN ELMER INCORPORATED                       50,208

ALLOCATION FUNDS          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

   INDEX ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES    SECURITY NAME                                VALUE
ENGINEERING, ACCOUNTING, RESEARCH, MANAGEMENT & RELATED
SERVICES (continued)
   1,709  QUINTILES TRANSNATIONAL CORPORATION +     $     29,160
                                                         703,441
                                                    ------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION
EQUIPMENT - 0.37%
     520  BALL CORPORATION                                17,972
   1,559  COOPER INDUSTRIES INCORPORATED                  54,564
   1,084  CRANE COMPANY                                   25,542
   2,025  CROWN CORK & SEAL COMPANY INCORPORATED          32,400
   2,708  FORTUNE BRANDS INCORPORATED                     67,700
   4,923  ILLINOIS TOOL WORKS INCORPORATED               271,996
   6,575  LOCKHEED MARTIN CORPORATION                    134,377
   7,295  MASCO CORPORATION                              149,548
     976  SNAP-ON INCORPORATED                            25,559
                                                         779,658
                                                    ------------
FOOD & KINDRED PRODUCTS - 2.77%
     613  ADOLPH COORS COMPANY                            29,309
   7,649  ANHEUSER-BUSCH COMPANIES INCORPORATED          476,150
  10,047  ARCHER DANIELS MIDLAND COMPANY                 104,238
   4,577  BESTFOODS INCORPORATED                         214,261
   7,008  CAMPBELL SOUP COMPANY                          215,495
  40,546  COCA-COLA COMPANY                            1,903,127
   6,994  COCA-COLA ENTERPRISES INCORPORATED             150,808
   8,077  CONAGRA INCORPORATED                           146,396
   4,934  GENERAL MILLS INCORPORATED                     178,549
   5,814  HEINZ (H.J.) COMPANY                           202,763
   1,764  HERCULES INCORPORATED                           28,444
   2,286  HERSHEY FOODS CORPORATION                      111,443
   6,676  KELLOGG COMPANY                                171,073
  23,905  PEPSICO INCORPORATED                           826,217
   2,176  QUAKER OATS COMPANY                            131,920
   4,954  RALSTON-RALSTON PURINA GROUP                   135,616
  14,913  SARA LEE CORPORATION                           268,434
   7,103  THE SEAGRAM COMPANY LIMITED                    422,629
   1,912  WRIGLEY (WM) JR. COMPANY                       146,866
                                                       5,863,738
                                                    ------------
FOOD STORES - 0.25%
   6,994  ALBERTSON'S INCORPORATED                       216,814
     683  GREAT ATLANTIC & PACIFIC TEA COMPANY            13,319
  13,754  KROGER COMPANY +                               241,555
   2,448  WINN-DIXIE STORES INCORPORATED                  47,582
                                                         519,270
                                                    ------------
FORESTRY - 0.10%
   3,862  WEYERHAEUSER COMPANY                           220,134
                                                    ------------
FURNITURE & FIXTURES - 0.12%
   1,406  JOHNSON CONTROLS INCORPORATED                   76,011
   3,064  LEGGETT & PLATT INCORPORATED                    65,876

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2000 (UNAUDITED)          ALLOCATION FUNDS
--------------------------------------------------------------------------------

   INDEX ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES    SECURITY NAME                                VALUE
FURNITURE & FIXTURES (continued)
   4,621  NEWELL RUBBERMAID INCORPORATED            $    114,659
                                                         256,546
                                                    ------------
GENERAL MERCHANDISE STORES - 2.60%
   1,812  CONSOLIDATED STORES CORPORATION +               20,612
   1,777  DILLARDS INCORPORATED                           29,209
   4,253  DOLLAR GENERAL CORPORATION                     114,299
   3,458  FEDERATED DEPARTMENT STORES INCORPORATED
          +                                              144,372
   4,222  J.C. PENNEY COMPANY INCORPORATED                62,802
   8,101  KMART CORPORATION +                             78,477
   5,451  MAY DEPARTMENT STORES COMPANY                  155,354
   6,195  SEARS, ROEBUCK & COMPANY                       191,271
   7,190  TARGET CORPORATION                             537,453
   5,107  TJX COMPANIES INCORPORATED                     113,312
  73,100  WAL-MART STORES INCORPORATED                 4,057,050
                                                       5,504,211
                                                    ------------
HEALTH SERVICES - 0.20%
   9,269  COLUMBIA HCA HEALTHCARE CORPORATION            234,622
   6,472  HEALTHSOUTH CORPORATION +                       36,001
   1,749  MANOR CARE INCORPORATED +                       23,611
   5,153  TENET HEALTHCARE CORPORATION                   118,519
                                                         412,753
                                                    ------------
HEAVY CONSTRUCTION OTHER THAN BUILDING
CONSTRUCTION-CONTRACTORS - 0.00%
     992  MCDERMOTT INTERNATIONAL INCORPORATED             9,114
                                                    ------------
HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES - 0.31%
   3,345  BEST BUY COMPANY INCORPORATED +                287,670
   3,347  CIRCUIT CITY STORES                            203,749
   3,197  TANDY CORPORATION                              162,247
                                                         653,666
                                                    ------------
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGING PLACES - 0.11%
   5,539  HILTON HOTELS CORPORATION                       42,927
   4,073  MARRIOTT INTERNATIONAL CLASS A                 128,300
   3,218  MIRAGE RESORTS INCORPORATED +                   62,349
                                                         233,576
                                                    ------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 11.69%
   2,656  APPLE COMPUTER INCORPORATED +                  360,718
  12,558  APPLIED MATERIALS INCORPORATED +             1,183,592
   5,400  BAKER HUGHES INCORPORATED                      163,350
   1,434  BLACK & DECKER CORPORATION                      53,865
     379  BRIGGS & STRATTON CORPORATION                   15,586
   5,857  CATERPILLAR INCORPORATED                       230,985
     655  CINCINNATI MILACRON INCORPORATED                 9,457
 112,298  CISCO SYSTEMS INCORPORATED +                 8,682,039
  27,814  COMPAQ COMPUTER CORPORATION                    740,548
   1,250  COMVERSE TECHNOLOGY INCORPORATED +             236,250
     706  CUMMINS ENGINE COMPANY INCORPORATED             26,519

ALLOCATION FUNDS          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

   INDEX ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES    SECURITY NAME                                VALUE
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER
EQUIPMENT (continued)
   3,844  DEERE & COMPANY                           $    146,072
  42,102  DELL COMPUTER CORPORATION +                  2,270,877
   3,328  DOVER CORPORATION                              159,328
  16,703  EMC CORPORATION +                            2,087,875
   5,214  GATEWAY INCORPORATED +                         276,342
  16,498  HEWLETT-PACKARD COMPANY                      2,187,016
  29,583  IBM CORPORATION                              3,490,794
   2,675  INGERSOLL-RAND COMPANY                         118,369
   2,100  LEXMARK INTERNATIONAL GROUP INCORPORATED
          +                                              222,075
   6,540  MINNESOTA MINING AND MANUFACTURING
          COMPANY                                        579,199
   2,025  PALL CORPORATION                                45,436
   1,845  PARKER-HANNIFIN CORPORATION                     76,222
   4,344  PITNEY BOWES INCORPORATED                      194,123
   3,529  SEAGATE TECHNOLOGY INCORPORATED +              212,622
   3,026  SILICON GRAPHICS INCORPORATED +                 31,961
   9,728  SOLECTRON CORPORATION +                        389,728
   1,481  STANLEY WORKS                                   39,061
   1,026  TIMKEN COMPANY                                  16,673
   7,793  UNITED TECHNOLOGIES CORPORATION                492,420
                                                      24,739,102
                                                    ------------
INSURANCE AGENTS, BROKERS & SERVICE - 0.30%
   4,212  AON CORPORATION                                135,836
   2,697  HUMANA INCORPORATED +                           19,722
   4,376  MARSH & MCLENNAN COMPANIES INCORPORATED        482,728
                                                         638,286
                                                    ------------
INSURANCE CARRIERS - 2.61%
   2,325  AETNA LIFE & CASUALTY INCORPORATED             129,473
   4,370  AFLAC INCORPORATED                             199,108
  13,250  ALLSTATE CORPORATION                           315,516
   4,056  AMERICAN GENERAL CORPORATION                   227,643
  25,409  AMERICAN INTERNATIONAL GROUP
          INCORPORATED                                 2,782,286
   2,859  CHUBB CORPORATION                              193,161
   2,759  CIGNA CORPORATION                              208,994
   2,720  CINCINNATI FINANCIAL CORPORATION               102,340
   5,403  CONSECO INCORPORATED                            61,797
   3,628  HARTFORD FINANCIAL SERVICES GROUP              191,377
   1,735  JEFFERSON-PILOT CORPORATION                    115,486
   3,209  LINCOLN NATIONAL CORPORATION                   107,502
   1,669  LOEWS CORPORATION                               83,450
   1,647  MBIA INCORPORATED                               85,747
   1,745  MGIC INVESTMENT CORPORATION                     76,126
   1,205  PROGRESSIVE CORPORATION                         91,655
   2,060  SAFECO CORPORATION                              54,719
   3,761  ST. PAUL COMPANIES INCORPORATED                128,344
   2,181  TORCHMARK CORPORATION                           50,436
   2,797  UNITED HEALTHCARE CORPORATION                  166,771
   4,010  UNUMPROVIDENT CORP                              68,170

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2000 (UNAUDITED)          ALLOCATION FUNDS
--------------------------------------------------------------------------------

   INDEX ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES    SECURITY NAME                                VALUE
INSURANCE CARRIERS (continued)
   1,045  WELLPOINT HEALTH NETWORKS INCORPORATED +  $     73,019
                                                       5,513,120
                                                    ------------
LUMBER & WOOD PRODUCTS, EXCEPT FURNITURE - 0.06%
   2,790  GEORGIA-PACIFIC GROUP                          110,380
   1,806  LOUISIANA-PACIFIC CORPORATION                   25,058
                                                         135,438
                                                    ------------
MEASURING, ANALYZING, & CONTROLLING INSTRUMENTS; PHOTOGRAPHIC,
MEDICAL & OPTICAL GOODS - 1.81%
   2,170  ALLERGAN INCORPORATED                          108,500
     845  BARD (C.R.) INCORPORATED                        32,691
     953  BAUSCH & LOMB INCORPORATED                      49,735
   4,768  BAXTER INTERNATIONAL INCORPORATED              298,894
   4,121  BECTON, DICKINSON AND COMPANY                  108,434
   1,870  BIOMET INCORPORATED                             68,021
   6,735  BOSTON SCIENTIFIC CORPORATION +                143,540
   2,326  DANAHER CORPORATION                            118,626
   5,188  EASTMAN KODAK COMPANY                          281,773
   5,055  GUIDANT CORPORATION +                          297,297
   3,012  KLA-TENCOR CORPORATION +                       253,761
   1,104  MALLINCKRODT INCORPORATED                       31,740
  19,609  MEDTRONIC INCORPORATED                       1,008,638
     753  MILLIPORE CORPORATION                           42,497
   3,385  PE CORP - PE BIOSYSTEMS GROUP                  326,653
     761  POLAROID CORPORATION                            18,074
   1,382  ST. JUDE MEDICAL INCORPORATED +                 35,673
     784  TEKTRONIX INCORPORATED                          43,904
   2,812  TERADYNE INCORPORATED +                        231,287
   2,608  THERMO ELECTRON CORPORATION +                   53,138
  10,925  XEROX CORPORATION                              284,050
                                                       3,836,926
                                                    ------------
METAL MINING - 0.18%
   6,510  BARRICK GOLD CORPORATION                       102,126
   2,681  FREEPORT MCMORAN INCORPORATED CLASS B +         32,340
   4,356  HOMESTAKE MINING COMPANY                        26,135
   3,168  INCO LIMITED                                    58,014
   2,748  NEWMONT MINING CORPORATION                      61,658
   1,273  PHELPS DODGE CORPORATION                        60,468
   5,493  PLACER DOME INCORPORATED                        44,631
                                                         385,372
                                                    ------------
MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS - 0.03%
   1,608  VULCAN MATERIALS COMPANY                        73,667
                                                    ------------
MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.73%
     635  ARMSTRONG WORLD INDUSTRIES                      11,351
   2,920  HASBRO INCORPORATED                             48,180
     576  JOSTENS INCORPORATED                            14,040

ALLOCATION FUNDS          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

   INDEX ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES    SECURITY NAME                                VALUE
MISCELLANEOUS MANUFACTURING INDUSTRIES (continued)
   6,997  MATTEL INCORPORATED                       $     73,031
     130  NACCO INDUSTRIES INCORPORATED                    6,232
  27,762  TYCO INTERNATIONAL LIMITED                   1,384,630
                                                       1,537,464
                                                    ------------
MISCELLANEOUS RETAIL - 0.69%
   2,210  BED BATH & BEYOND INCORPORATED +                87,019
   7,302  COSTCO WHOLESALE CORPORATION +                 383,811
   6,437  CVS CORPORATION                                241,790
     655  LONGS DRUG STORES INCORPORATED                  14,901
   5,455  OFFICE DEPOT INCORPORATED +                     63,074
   4,292  RITE AID CORPORATION                            23,606
   7,664  STAPLES INCORPORATED +                         153,280
   4,021  TOYS 'R' US INCORPORATED +                      59,561
  16,527  WALGREEN COMPANY                               425,570
                                                       1,452,612
                                                    ------------
MOTION PICTURES - 1.66%
  21,113  TIME WARNER INCORPORATED                     2,111,300
  33,975  WALT DISNEY COMPANY                          1,405,716
                                                       3,517,016
                                                    ------------
NONDEPOSITORY CREDIT INSTITUTIONS - 1.85%
   7,344  AMERICAN EXPRESS COMPANY                     1,093,797
  11,974  ASSOCIATES FIRST CAPITAL CORPORATION           256,693
   3,228  CAPITAL ONE FINANCIAL CORPORATION              154,742
   1,848  COUNTRYWIDE CREDIT INDUSTRIES
          INCORPORATED                                    50,358
  11,440  FEDERAL HOME LOAN MORTGAGE CORPORATION         505,505
  16,835  FEDERAL NATIONAL MORTGAGE ASSOCIATION          950,125
   7,729  HOUSEHOLD INTERNATIONAL INCORPORATED           288,388
  13,172  MBNA CORPORATION                               335,887
   2,304  PROVIDIAN FINANCIAL CORPORATION                199,584
   2,606  SLM HOLDING CORPORATION                         86,812
                                                       3,921,891
                                                    ------------
OIL & GAS EXTRACTION - 1.27%
   2,100  ANADARKO PETROLEUM CORPORATION                  81,244
   1,889  APACHE CORPORATION                              93,978
   5,294  ATLANTIC RICHFIELD COMPANY                     449,990
   3,504  BURLINGTON RESOURCES INCORPORATED              129,648
  11,746  ENRON CORPORATION                              879,482
   1,539  KERR-MCGEE CORPORATION                          88,877
   1,438  ROWAN COMPANIES INCORPORATED +                  42,331
   9,032  SCHLUMBERGER LIMITED                           690,948
   3,425  TRANSOCEAN SEDCO FOREX INCORPORATED +          175,745
   4,208  UNION PACIFIC RESOURCES GROUP
          INCORPORATED                                    61,016
                                                       2,693,259
                                                    ------------
PAPER & ALLIED PRODUCTS - 0.62%
     868  BEMIS COMPANY INCORPORATED                      32,008

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2000 (UNAUDITED)          ALLOCATION FUNDS
--------------------------------------------------------------------------------

   INDEX ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES    SECURITY NAME                                VALUE
PAPER & ALLIED PRODUCTS (continued)
     945  BOISE CASCADE CORPORATION                 $     32,839
   1,576  CHAMPION INTERNATIONAL CORPORATION              83,922
   3,568  FORT JAMES CORPORATION                          78,496
   6,829  INTERNATIONAL PAPER COMPANY                    291,940
   9,138  KIMBERLY-CLARK CORPORATION                     511,728
   1,660  MEAD CORPORATION                                57,996
   2,913  PACTIV CORPORATION +                            25,489
     474  POTLATCH CORPORATION                            20,382
     942  TEMPLE-INLAND INCORPORATED                      46,923
   1,665  WESTVACO CORPORATION                            55,569
   1,803  WILLAMETTE INDUSTRIES INCORPORATED              72,345
                                                       1,309,637
                                                    ------------
PENDING CLASSIFICATION - 0.10%
   1,581  VERITAS SOFTWARE CORPORATION +                 207,111
                                                    ------------
PERSONAL SERVICES - 0.03%
   1,611  H&R BLOCK INCORPORATED                          72,092
                                                    ------------
PETROLEUM REFINING & RELATED INDUSTRIES - 4.27%
   1,490  AMERADA HESS CORPORATION                        96,291
   1,176  ASHLAND INCORPORATED                            39,322
  10,777  CHEVRON CORPORATION                            996,199
   3,536  COASTAL CORPORATION                            162,656
  10,305  CONOCO INCORPORATED CLASS B                    264,066
  56,682  EXXON MOBIL CORPORATION                      4,410,568
   4,162  PHILLIPS PETROLEUM COMPANY                     192,493
  35,194  ROYAL DUTCH PETROLEUM COMPANY NY SHARES      2,025,855
   1,495  SUNOCO INCORPORATED                             40,926
   9,078  TEXACO INCORPORATED                            486,808
   2,261  TOSCO CORPORATION                               68,819
   4,017  UNOCAL CORPORATION                             119,506
   5,126  USX-MARATHON GROUP INCORPORATED                133,596
                                                       9,037,105
                                                    ------------
PRIMARY METAL INDUSTRIES - 0.39%
   3,597  ALCAN ALUMINUM LIMITED                         121,848
   6,029  ALCOA INCORPORATED                             423,537
   1,528  ALLEGHENY TECHNOLOGIES INCORPORATED             30,655
   2,054  BETHLEHEM STEEL CORPORATION +                   12,324
   2,081  ENGELHARD CORPORATION                           31,475
   1,431  NUCOR CORPORATION                               71,550
   1,055  REYNOLDS METALS COMPANY                         70,553
   1,427  USX-U.S. STEEL GROUP INCORPORATED               35,675
   1,433  WORTHINGTON INDUSTRIES INCORPORATED             17,733
                                                         815,352
                                                    ------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES - 0.82%
   1,077  AMERICAN GREETINGS CORPORATION                  19,655
   1,463  DOW JONES & COMPANY INCORPORATED               105,062
   4,568  GANNETT COMPANY INCORPORATED                   321,473

ALLOCATION FUNDS          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

   INDEX ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES    SECURITY NAME                                VALUE
PRINTING, PUBLISHING & ALLIED INDUSTRIES (continued)
   1,174  HARCOURT GENERAL INCORPORATED             $     43,732
   1,408  KNIGHT-RIDDER INCORPORATED                      71,720
   3,204  MCGRAW-HILL COMPANIES INCORPORATED             145,782
     836  MEREDITH CORPORATION                            23,146
   2,812  NEW YORK TIMES COMPANY                         120,740
   2,090  R.R. DONNELLEY & SONS COMPANY                   43,759
     981  TIMES MIRROR COMPANY                            91,172
   3,912  TRIBUNE COMPANY                                143,033
  11,444  VIACOM INCORPORATED CLASS B +                  603,671
                                                       1,732,945
                                                    ------------
RAILROAD TRANSPORTATION - 0.31%
   7,503  BURLINGTON NORTHERN SANTA FE CORPORATION       166,004
   3,584  CSX CORPORATION                                 84,224
   1,808  KANSAS CITY SOUTHERN INDUSTRIES
          INCORPORATED                                   155,375
   6,303  NORFOLK SOUTHERN CORPORATION                    90,606
   4,091  UNION PACIFIC CORPORATION                      160,060
                                                         656,269
                                                    ------------
RUBBER & MISCELLANEOUS PLASTICS PRODUCTS - 0.17%
   1,145  COOPER TIRE AND RUBBER COMPANY                  14,384
   2,593  GOODYEAR TIRE & RUBBER COMPANY                  60,449
   4,523  NIKE INCORPORATED CLASS B                      179,225
     833  REEBOK INTERNATIONAL LIMITED +                   7,705
   1,370  SEALED AIR CORPORATION +                        74,408
     943  TUPPERWARE CORPORATION                          14,911
                                                         351,082
                                                    ------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES -
1.66%
   1,868  BEAR STEARNS COMPANIES INCORPORATED             85,228
  13,458  CHARLES SCHWAB CORPORATION                     764,583
   4,117  FRANKLIN RESOURCES INCORPORATED                137,662
   1,973  LEHMAN BROTHERS HOLDING INCORPORATED           191,381
   6,078  MERRILL LYNCH & COMPANY INCORPORATED           638,190
  18,703  MORGAN STANLEY DEAN WITTER & COMPANY         1,525,463
   2,361  PAINE WEBBER GROUP INCORPORATED                103,884
   1,908  T. ROWE PRICE ASSOCIATES INCORPORATED           75,366
                                                       3,521,757
                                                    ------------
STONE, CLAY, GLASS & CONCRETE PRODUCTS - 0.44%
   4,521  CORNING INCORPORATED                           877,074
     916  OWENS CORNING                                   17,747
   2,468  OWENS-ILLINOIS INCORPORATED +                   41,648
                                                         936,469
                                                    ------------
TEXTILE MILL PRODUCTS - 0.01%
     486  RUSSELL CORPORATION                              6,956
     287  SPRINGS INDUSTRIES INCORPORATED CLASS A         10,906
                                                          17,862
                                                    ------------

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2000 (UNAUDITED)          ALLOCATION FUNDS
--------------------------------------------------------------------------------

   INDEX ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES    SECURITY NAME                                VALUE
TOBACCO PRODUCTS - 0.41%
  38,854  PHILIP MORRIS COMPANIES INCORPORATED      $    820,791
   2,854  UST INCORPORATED                                44,594
                                                         865,385
                                                    ------------
TRANSPORTATION BY AIR - 0.28%
   2,450  AMR CORPORATION+                                78,094
   2,112  DELTA AIRLINES INCORPORATED                    112,464
   4,756  FEDEX CORPORATION +                            185,484
   8,316  SOUTHWEST AIRLINES COMPANY                     173,076
   1,164  US AIRWAYS GROUP INCORPORATED +                 32,374
                                                         581,492
                                                    ------------
TRANSPORTATION EQUIPMENT - 2.06%
  14,285  BOEING COMPANY                                 541,937
   1,508  BRUNSWICK CORPORATION                           28,558
   2,709  DANA CORPORATION                                76,360
   9,351  DELPHI AUTOMOTIVE SYSTEMS CORPORATION          149,616
  19,826  FORD MOTOR COMPANY                             910,757
   3,264  GENERAL DYNAMICS CORPORATION                   162,384
  10,513  GENERAL MOTORS CORPORATION                     870,608
   2,944  GENUINE PARTS COMPANY                           70,288
   1,695  GOODRICH (B.F.) COMPANY                         48,625
   2,496  HARLEY-DAVIDSON INCORPORATED                   198,120
  12,995  HONEYWELL INCORPORATED                         684,674
   1,424  ITT INDUSTRIES INCORPORATED                     44,233
   1,066  NAVISTAR INTERNATIONAL CORPORATION +            42,773
   1,125  NORTHROP GRUMMAN CORPORATION                    59,555
   1,305  PACCAR INCORPORATED                             65,250
   3,123  ROCKWELL INTERNATIONAL CORPORATION             130,580
   2,442  TEXTRON INCORPORATED                           148,657
   1,992  TRW INCORPORATED                               116,532
                                                       4,349,507
                                                    ------------
TRANSPORTATION SERVICES - 0.04%
   2,156  SABRE HOLDINGS CORPORATION                      79,637
                                                    ------------
UTILITIES - 0.02%
   3,091  NIAGARA MOHAWK HOLDINGS INCORPORATED +          41,729
                                                    ------------
WATER TRANSPORTATION - 0.12%
  10,137  CARNIVAL CORPORATION                           251,524
                                                    ------------
WHOLESALE TRADE-DURABLE GOODS - 0.81%
   1,543  GRAINGER (W.W.) INCORPORATED                    83,708
   2,401  IKON OFFICE SOLUTIONS INCORPORATED              14,856
  22,834  JOHNSON & JOHNSON                            1,599,807
     781  PEP BOYS - MANNY MOE & JACK                      4,637
                                                       1,703,008
                                                    ------------
WHOLESALE TRADE-NONDURABLE GOODS - 0.68%
   1,129  BROWN-FORMAN CORPORATION                        61,460

ALLOCATION FUNDS          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

   INDEX ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES    SECURITY NAME                                VALUE
WHOLESALE TRADE-NONDURABLE GOODS (continued)
   4,622  CARDINAL HEALTH INCORPORATED              $    212,034
   4,628  MCKESSON HBOC INCORPORATED                      97,187
   8,362  SAFEWAY INCORPORATED +                         378,381
   2,085  SUPERVALU INCORPORATED                          39,485
   5,451  SYSCO CORPORATION                              194,533
   9,394  UNILEVER N.V. NY SHARES                        452,087
                                                       1,435,167
                                                    ------------
                                                     208,415,952
TOTAL COMMON STOCK
                                                    ------------

PRINCIPAL                                   INTEREST RATE  MATURITY DATE
SHORT-TERM INSTRUMENTS - 1.51%
U.S. TREASURY BILLS - 1.51%
$   75,000  U.S. TREASURY BILLS                  5.87%{::}   06/22/00          74,051
    68,000  U.S. TREASURY BILLS                  5.90{::}    06/22/00          67,140
    11,000  U.S. TREASURY BILLS                  5.85{::}    04/27/00          10,958
   877,000  U.S. TREASURY BILLS                  5.91{::}    04/27/00         873,556
   726,000  U.S. TREASURY BILLS                  5.89{::}    04/27/00         723,164
 1,448,000  U.S. TREASURY BILLS                  5.81{::}    04/27/00       1,442,420
                                                                            3,191,289
                                                                          -----------
                                                                            3,191,289
TOTAL SHORT-TERM INSTRUMENTS (COST
$3,191,289)
                                                                          -----------

TOTAL INVESTMENTS IN SECURITIES
(COST $139,485,787)*                       100.03% $211,607,241
OTHER ASSETS AND LIABILITIES, NET           (0.03)     (65,621)
                                          -------  -----------
TOTAL NET ASSETS                           100.00% $211,541,620
                                          -------  -----------

  #  SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $804,658.
  +  NON-INCOME EARNING SECURITIES.
{::} YIELD TO MATURITY.
  * COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES AND NET UNREALIZED APPRECIATION CONSISTS OF:



GROSS UNREALIZED APPRECIATION                       $85,162,294
GROSS UNREALIZED DEPRECIATION                       (13,040,840)
                                                    -----------
NET UNREALIZED APPRECIATION                         $72,121,454

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2000 (UNAUDITED)          ALLOCATION FUNDS
--------------------------------------------------------------------------------

   MODERATE BALANCED FUND
--------------------------------------------------------------------------------

FACE/SHARE
AMOUNT      SECURITY DESCRIPTION                         VALUE
   N/A      WELLS FARGO DISCIPLINED GROWTH PORTFOLIO  $ 11,143,479
   N/A      WELLS FARGO INCOME EQUITY PORTFOLIO         55,661,914
   N/A      WELLS FARGO INDEX PORTFOLIO                 55,264,952
   N/A      WELLS FARGO INTERNATIONAL EQUITY
            PORTFOLIO                                   13,803,152
   N/A      WELLS FARGO INTERNATIONAL PORTFOLIO         17,973,083
   N/A      WELLS FARGO LARGE COMPANY GROWTH
            PORTFOLIO                                   43,866,980
   N/A      WELLS FARGO MANAGED FIXED INCOME
            PORTFOLIO                                  119,391,575
   N/A      WELLS FARGO POSITIVE RETURN BOND
            PORTFOLIO                                   80,272,460
   N/A      WELLS FARGO SMALL CAP INDEX PORTFOLIO        5,120,524
   N/A      WELLS FARGO SMALL CAP VALUE PORTFOLIO        5,563,693
   N/A      WELLS FARGO SMALL COMPANY GROWTH
            PORTFOLIO                                    5,252,181
   N/A      WELLS FARGO SMALL COMPANY VALUE
            PORTFOLIO                                    5,625,719
   N/A      WELLS FARGO STABLE INCOME PORTFOLIO         80,500,141
   N/A      WELLS FARGO STRATEGIC VALUE BOND
            PORTFOLIO                                   39,842,050

                                                       539,281,903
TOTAL INVESTMENTS IN CORE PORTFOLIOS (99.35%) (COST
$419,952,450)
                                                      ------------

PRINCIPAL                                   INTEREST RATE  MATURITY DATE
U.S. TREASURY BILLS (0.78%)
$4,300,000  U.S. TREASURY BILLS                    5.36%{::}      5/25/00     4,264,869
                                                                          -------------

                                                                              4,264,869
TOTAL U.S. TREASURY BILLS (COST
$4,266,896)
                                                                          -------------

                                                                            543,546,772
TOTAL INVESTMENTS (100.13%) (COST
$424,219,346)
                                                                          -------------

TOTAL INVESTMENTS IN CORE PORTFOLIOS AND
SECURITIES
(COST $424,219,346)*                       100.13% $ 543,546,772
OTHER ASSETS AND LIABILITIES, NET           (0.13)      (720,375)
                                          -------  -------------
TOTAL NET ASSETS                           100.00% $ 542,826,397
                                          -------  -------------

{::} YIELD TO MATURITY.
  * COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES AND NET UNREALIZED APPRECIATION CONSISTS OF:



GROSS UNREALIZED APPRECIATION                       $119,329,453
GROSS UNREALIZED DEPRECIATION                            (2,027)
                                                    -----------
NET UNREALIZED APPRECIATION                         $119,327,426

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

ALLOCATION FUNDS           PORTFOLIO OF INVESTMENTS - MARCH 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

   STRATEGIC INCOME FUND
--------------------------------------------------------------------------------

FACE/SHARE
AMOUNT      SECURITY DESCRIPTION                         VALUE
   N/A      WELLS FARGO DISCIPLINED GROWTH PORTFOLIO  $  2,656,568
   N/A      WELLS FARGO INCOME EQUITY PORTFOLIO         13,010,204
   N/A      WELLS FARGO INDEX PORTFOLIO                 13,122,165
   N/A      WELLS FARGO INTERNATIONAL EQUITY
            PORTFOLIO                                    3,278,137
   N/A      WELLS FARGO INTERNATIONAL PORTFOLIO          4,262,516
   N/A      WELLS FARGO LARGE COMPANY GROWTH
            PORTFOLIO                                   10,556,049
   N/A      WELLS FARGO MANAGED FIXED INCOME
            PORTFOLIO                                   69,291,840
   N/A      WELLS FARGO POSITIVE RETURN BOND
            PORTFOLIO                                   46,498,286
   N/A      WELLS FARGO SMALL CAP INDEX PORTFOLIO        1,220,321
   N/A      WELLS FARGO SMALL CAP VALUE PORTFOLIO        1,325,567
   N/A      WELLS FARGO SMALL COMPANY GROWTH
            PORTFOLIO                                    1,256,989
   N/A      WELLS FARGO SMALL COMPANY VALUE
            PORTFOLIO                                    1,325,045
   N/A      WELLS FARGO STABLE INCOME PORTFOLIO         63,346,390
   N/A      WELLS FARGO STRATEGIC VALUE BOND
            PORTFOLIO                                   23,132,005

                                                       254,282,082
TOTAL INVESTMENTS IN CORE PORTFOLIOS (99.64%) (COST
$226,637,919)
                                                      ------------

PRINCIPAL                                   INTEREST RATE  MATURITY DATE
U.S. TREASURY BILLS (0.41%)
$1,060,000  U.S. TREASURY BILLS                    5.36%{::}      5/25/00     1,051,340
                                                                          -------------

                                                                              1,051,340
TOTAL U.S. TREASURY BILLS (COST
$1,051,840)
                                                                          -------------

                                                                            255,333,422
TOTAL INVESTMENTS (100.05%) (COST
$227,689,759)
                                                                          -------------

TOTAL INVESTMENTS IN CORE PORTFOLIOS AND
SECURITIES
(COST $227,689,759)*                       100.05% $ 255,333,422
OTHER ASSETS AND LIABILITIES, NET          (0.05)       (126,047)
                                          -------  -------------
TOTAL NET ASSETS                           100.00% $ 255,207,375
                                          -------  -------------

{::} YIELD TO MATURITY
  * COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES AND NET UNREALIZED APPRECIATION CONSISTS OF:



GROSS UNREALIZED APPRECIATION                       $27,644,163
GROSS UNREALIZED DEPRECIATION                              (500)
                                                    -----------
NET UNREALIZED APPRECIATION                         $27,643,663

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENT OF ASSETS AND LIABILITIES -- MARCH 31, 2000 (UNAUDITED)     ALLOCATION
FUNDS
--------------------------------------------------------------------------------

                                        AGGRESSIVE            ASSET           GROWTH          INDEX       MODERATE      STRATEGIC
                                   BALANCED-EQUITY       ALLOCATION         BALANCED     ALLOCATION       BALANCED         INCOME
---------------------------------------------------------------------------------------------------------------------------------

ASSETS
INVESTMENTS:
  IN SECURITIES, AT MARKET VALUE
    (SEE COST BELOW).............    $75,945,692     $1,971,910,545   $  999,354,640   $211,607,241   $543,546,772   $255,333,422
  CASH...........................              0              5,878                0          5,396              0              0
  RECEIVABLE FOR DIVIDENDS AND
    INTEREST AND OTHER
    RECEIVABLES..................              0         12,251,703            1,638        184,407            422          1,094
  RECEIVABLE FOR INVESTMENTS
    SOLD.........................              0          5,520,962                0        210,145              0              0
  RECEIVABLE FOR FUND SHARES
    ISSUED.......................        346,341          3,246,428        1,463,661        425,496      1,362,913        684,746
  ORGANIZATION COST, NET OF
    AMORTIZATION.................          7,286                  0                0              0              0              0
  PREPAID EXPENSES...............            316                503                0            273              0              0
  VARIATION MARGIN ON FUTURES
    CONTRACTS....................              0              5,500                0         16,500              0              0
                                     -----------     --------------   --------------   ------------   ------------   ------------
TOTAL ASSETS.....................     76,299,635      1,992,941,519    1,000,819,939    212,449,458    544,910,107    256,019,262
                                     -----------     --------------   --------------   ------------   ------------   ------------

LIABILITIES
  PAYABLE FOR INVESTMENT
    PURCHASED....................              0          1,389,492                0        237,851              0              0
  DIVIDENDS PAYABLE..............              0              5,970                0              2              0              0
  PAYABLE FOR FUND SHARES
    REDEEMED.....................              0          3,660,381          779,049        154,311      1,718,762        663,202
  PAYABLE TO INVESTMENT ADVISOR
    AND AFFILIATES...............         15,358          1,473,200          300,190        214,308        158,549         61,219
  PAYABLE TO OTHER RELATED
    PARTIES......................         11,143          1,460,893           47,378        135,416         15,932          7,336
  ACCRUED EXPENSES AND OTHER
    LIABILITIES..................         39,097            690,576          144,562        165,950         58,217         48,130
  VARIATION MARGIN ON FUTURES
    CONTRACTS....................         25,000                  0          360,249              0        132,250         32,000
                                     -----------     --------------   --------------   ------------   ------------   ------------
TOTAL LIABILITIES................         90,598          8,680,512        1,631,428        907,838      2,083,710        811,887
                                     -----------     --------------   --------------   ------------   ------------   ------------
TOTAL NET ASSETS.................    $76,209,037     $1,984,261,007   $  999,188,511   $211,541,620   $542,826,397   $255,207,375
                                     -----------     --------------   --------------   ------------   ------------   ------------

NET ASSETS CONSIST OF:
---------------------------------------------------------------------------------------------------------------------------------
  PAID-IN CAPITAL................    $65,116,262     $1,535,810,932   $  678,547,592   $126,982,886   $401,154,734   $220,256,655
  UNDISTRIBUTED NET INVESTMENT
    INCOME (LOSS)................        260,531            601,749        7,054,139       (333,758)     7,510,162      4,299,992
  UNDISTRIBUTED NET REALIZED GAIN
    (LOSS) ON INVESTMENTS........      2,321,901         99,142,249       49,246,269     12,678,237     18,302,427      3,855,081
  NET UNREALIZED APPRECIATION
    (DEPRECIATION) OF
    INVESTMENTS..................      9,178,414        348,651,503      273,802,183     72,121,454    119,327,426     27,643,663
  NET UNREALIZED APPRECIATION
    (DEPRECIATION) OF FUTURES....       (668,071)            54,574       (9,461,672)        92,801     (3,468,352)      (848,016)
                                     -----------     --------------   --------------   ------------   ------------   ------------
TOTAL NET ASSETS.................    $76,209,037     $1,984,261,007   $  999,188,511   $211,541,620   $542,826,397   $255,207,375
                                     -----------     --------------   --------------   ------------   ------------   ------------

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
---------------------------------------------------------------------------------------------------------------------------------

NET ASSETS - CLASS A....................                N/A  $   1,369,603,141    $    16,397,530  $    98,958,848              N/A
SHARES OUTSTANDING - CLASS A............                N/A         54,834,045            472,863        4,410,805              N/A
NET ASSET VALUE PER SHARE - CLASS A.....                N/A  $           24.98    $         34.68  $         22.44              N/A
MAXIMUM OFFERING PRICE PER SHARE -
  CLASS A(1)............................                N/A  $           26.50    $         36.80  $         23.81              N/A
NET ASSETS - CLASS B....................                N/A  $     566,494,939    $    16,948,855  $    27,336,805              N/A
SHARES OUTSTANDING - CLASS B............                N/A         37,401,794            523,815          992,742              N/A
NET ASSET VALUE AND OFFERING PRICE PER
  SHARE - CLASS B.......................                N/A  $           15.15    $         32.36  $         27.54              N/A
NET ASSETS - CLASS C....................                N/A  $      24,892,299    $     4,232,414  $    85,245,967              N/A
SHARES OUTSTANDING - CLASS C............                N/A          1,638,505            130,822        3,093,483              N/A
NET ASSET VALUE AND OFFERING PRICE PER
  SHARE - CLASS C.......................                N/A  $           15.19    $         32.35  $         27.56              N/A
NET ASSETS - INSTITUTIONAL CLASS........  $      76,209,037  $      23,270,628(2) $   961,609,712              N/A  $   542,826,397
SHARES OUTSTANDING - INSTITUTIONAL
  CLASS.................................          5,149,376            931,310(2)      29,495,800              N/A       22,313,684
NET ASSET VALUE AND OFFERING PRICE PER
  SHARE - INSTITUTIONAL CLASS...........  $           14.80  $           24.99(2) $         32.60              N/A  $         24.33
                                          -----------------  -----------------    ---------------  ---------------  ---------------
INVESTMENTS AT COST (NOTE 10)...........  $      66,767,278  $   1,623,259,042    $   725,552,457  $   139,485,787  $   424,219,346
                                          -----------------  -----------------    ---------------  ---------------  ---------------

NET ASSETS - CLASS A....................              N/A
SHARES OUTSTANDING - CLASS A............              N/A
NET ASSET VALUE PER SHARE - CLASS A.....              N/A
MAXIMUM OFFERING PRICE PER SHARE -
  CLASS A(1)............................              N/A
NET ASSETS - CLASS B....................              N/A
SHARES OUTSTANDING - CLASS B............              N/A
NET ASSET VALUE AND OFFERING PRICE PER
  SHARE - CLASS B.......................              N/A
NET ASSETS - CLASS C....................              N/A
SHARES OUTSTANDING - CLASS C............              N/A
NET ASSET VALUE AND OFFERING PRICE PER
  SHARE - CLASS C.......................              N/A
NET ASSETS - INSTITUTIONAL CLASS........  $   255,207,375
SHARES OUTSTANDING - INSTITUTIONAL
  CLASS.................................       12,833,555
NET ASSET VALUE AND OFFERING PRICE PER
  SHARE - INSTITUTIONAL CLASS...........  $         19.89
                                          ---------------
INVESTMENTS AT COST (NOTE 10)...........  $   227,689,759
                                          ---------------

(1) MAXIMUM OFFERING PRICE IS COMPUTED AS 100/94.25 OF NET ASSET VALUE. ON INVESTMENTS OF $50,000 OR MORE, THE OFFERING PRICE IS REDUCED.
(2)  THIS CLASS OF SHARES COMMENCED OPERATIONS ON NOVEMBER 8, 1999.
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

  STATEMENT OF OPERATIONS -- FOR THE SIX MONTHS ENDED MARCH 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

                                AGGRESSIVE          ASSET         GROWTH         INDEX      MODERATE     STRATEGIC
                           BALANCED-EQUITY     ALLOCATION       BALANCED    ALLOCATION      BALANCED        INCOME
------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
  DIVIDENDS..............  $       298,583(1) $   6,621,724 $   3,375,713(2) $  1,152,537 $  1,134,974(3) $    276,697(4)
  INTEREST...............          516,638     26,291,790     11,513,309       262,588    10,627,777     6,817,014
  SECURITIES LENDING
    INCOME...............            8,614              0        127,498             0        67,497        32,467
  NET EXPENSES ALLOCATED
    FROM PORTFOLIOS......         (208,722)             0     (2,715,142)            0    (1,374,907)     (622,863)
                           ---------------  -------------  -------------  ------------  ------------  ------------
TOTAL INVESTMENT
  INCOME.................          615,113     32,913,514     12,301,378     1,415,125    10,455,341     6,503,315
                           ---------------  -------------  -------------  ------------  ------------  ------------
EXPENSES
  ADVISORY FEES..........           89,100      6,906,544      1,231,918       813,691       678,126       330,921
  ADMINISTRATION FEES....           46,570      1,458,801        640,854       156,401       351,556       170,777
  SHAREHOLDER SERVICING
    FEES.................                0      1,341,899         33,275       260,669             0             0
  PORTFOLIO ACCOUNTING
    FEES.................           21,933        110,178         44,380        49,048        18,507        14,830
  TRANSFER AGENT
    A SHARES.............              N/A        755,135          8,034        22,156           N/A           N/A
    B SHARES.............              N/A        410,301         12,390        13,053           N/A           N/A
    C SHARES.............              N/A         10,813          2,152        59,440           N/A           N/A
    I SHARES.............           17,512          4,116(5)       263,160          N/A      155,568        76,761
  DISTRIBUTION FEES
    A SHARES.............              N/A              0            678             0           N/A           N/A
    B SHARES.............              N/A      1,991,895         54,635        89,609           N/A           N/A
    C SHARES.............              N/A         86,729         12,525       315,815           N/A           N/A
    I SHARES.............                0              0(5)             0          N/A            0             0
  AMORTIZATION OF
    ORGANIZATION COSTS...            1,320            143          1,424             0         6,742         6,742
  LEGAL AND AUDIT FEES...            4,568         51,899         13,000           909         8,445         5,579
  REGISTRATION FEES......           22,532         42,295         52,296           763        16,368        15,644
  DIRECTORS' FEES........            2,195          2,268          2,925           190         2,663         2,459
  SHAREHOLDER REPORTS....              698        107,639         43,674         5,788        22,371         9,741
  OTHER..................            4,893        223,126         18,910        32,685         8,748         7,914
                           ---------------  -------------  -------------  ------------  ------------  ------------
TOTAL EXPENSES...........          211,321     13,503,781      2,436,230     1,820,217     1,269,094       641,368
                           ---------------  -------------  -------------  ------------  ------------  ------------
LESS:
  WAIVED FEES AND
    REIMBURSED
    EXPENSES.............          (65,741)    (1,829,144)      (474,466)      (71,334)     (264,511)     (206,904)
  NET EXPENSES...........          145,580     11,674,637      1,961,764     1,748,883     1,004,583       434,464
                           ---------------  -------------  -------------  ------------  ------------  ------------
NET INVESTMENT INCOME
  (LOSS).................          469,533     21,238,877     10,339,614      (333,758)    9,450,758     6,068,851
                           ---------------  -------------  -------------  ------------  ------------  ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
------------------------------------------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS)
  FROM:
    SECURITIES...........                0    103,684,331              0    12,964,617             0             0
    FINANCIAL FUTURES
      TRANSACTIONS.......                0       (101,143)             0       (30,770)            0             0
    SECURITIES
      TRANSACTIONS
      ALLOCATED FROM
      PORTFOLIOS.........        2,167,602              0     39,143,773             0    14,816,441     2,948,021
    FOREIGN CURRENCY
      TRANSACTIONS
      ALLOCATED FROM
      PORTFOLIOS.........          (12,723)             0       (186,290)            0       (57,774)      (14,771)
    FINANCIAL FUTURES
      TRANSACTIONS
      ALLOCATED FROM
      PORTFOLIOS.........           90,422              0     11,210,507             0     4,155,198     1,019,796
    NET REALIZED GAIN
      (LOSS) FROM
      INVESTMENTS........        2,245,301    103,583,188     50,167,990    12,933,847    18,913,865     3,953,046
NET CHANGE IN UNREALIZED
  APPRECIATION
  (DEPRECIATION) OF:
    SECURITIES...........                0    117,382,669              0    19,396,755             0             0
    FINANCIAL FUTURES
      TRANSACTIONS.......         (668,071)       346,324     (9,461,672)      469,951    (3,468,352)     (848,016)
    SECURITIES
      TRANSACTIONS
      ALLOCATED FROM
      PORTFOLIOS.........        8,444,759              0     76,856,302             0    25,011,302     7,302,918
    FOREIGN CURRENCY
      TRANSACTIONS
      ALLOCATED FROM
      PORTFOLIOS.........          (44,179)             0       (475,487)            0      (153,854)      (36,431)
    FINANCIAL FUTURES
      TRANSACTIONS
      ALLOCATED FROM
      PORTFOLIOS.........           18,015              0       (259,195)            0      (154,234)      (37,193)
    NET CHANGE IN
      UNREALIZED
      APPRECIATION
      (DEPRECIATION) OF
      INVESTMENTS........        7,750,524    117,728,993     66,659,948    19,866,706    21,234,862     6,381,278
                           ---------------  -------------  -------------  ------------  ------------  ------------
NET REALIZED AND
  UNREALIZED GAIN (LOSS)
  ON INVESTMENTS.........        9,995,825    221,312,181    116,827,938    32,800,553    40,148,727    10,334,324
                           ---------------  -------------  -------------  ------------  ------------  ------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM OPERATIONS........  $    10,465,358  $ 242,551,058  $ 127,167,552  $ 32,466,795  $ 49,599,485  $ 16,403,175
                           ---------------  -------------  -------------  ------------  ------------  ------------

(1)  NET OF FOREIGN WITHHOLDING TAXES OF $7,603
(2)  NET OF FOREIGN WITHHOLDING TAXES OF $82,706
(3)  NET OF FOREIGN WITHHOLDING TAXES OF $27,367
(4)  NET OF FOREIGN WITHHOLDING TAXES OF $6,492
(5)  THIS CLASS OF SHARES COMMENCED OPERATIONS ON NOVEMBER 8, 1999.
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

THIS PAGE IS INTENTIONALLY LEFT BLANK --

ALLOCATION FUNDS                             STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                       AGGRESSIVE BALANCED-EQUITY
                           ---------------------------------------------------
                               (UNAUDITED)
                               FOR THE SIX         FOR THE FOUR        FOR THE
                              MONTHS ENDED         MONTHS ENDED     YEAR ENDED
                            MARCH 31, 2000   SEPTEMBER 30, 1999   MAY 31, 1999
------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
  BEGINNING NET ASSETS...  $   65,010,927   $       31,974,892   $  8,871,869
OPERATIONS:
  NET INVESTMENT INCOME
    (LOSS)...............         469,533              264,248        222,490
  NET REALIZED GAIN
    (LOSS) ON SALE OF
    INVESTMENTS..........       2,245,301              128,115         41,190
  NET CHANGE IN
    UNREALIZED
    APPRECIATION
    (DEPRECIATION) OF
    INVESTMENTS..........       7,750,524           (1,989,429)     2,385,849
                           --------------   ------------------   ------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM OPERATIONS........      10,465,358           (1,597,066)     2,649,529
                           --------------   ------------------   ------------
DISTRIBUTIONS TO
  SHAREHOLDERS FROM:
  NET INVESTMENT INCOME
    CLASS A..............             N/A                  N/A            N/A
    CLASS B..............             N/A                  N/A            N/A
    CLASS C..............             N/A                  N/A            N/A
    CLASS I..............        (603,650)                   0       (109,099)
  NET REALIZED GAIN ON
    SALE OF INVESTMENTS
    CLASS A..............             N/A                  N/A            N/A
    CLASS B..............             N/A                  N/A            N/A
    CLASS C..............             N/A                  N/A            N/A
    CLASS I..............         (96,465)                   0              0
CAPITAL SHARE
  TRANSACTIONS:
  PROCEEDS FROM SHARES
    SOLD - CLASS A.......             N/A                  N/A            N/A
  REINVESTMENT OF
    DIVIDENDS -
    CLASS A..............             N/A                  N/A            N/A
  COST OF SHARES REDEEMED
    - CLASS A............             N/A                  N/A            N/A
                           --------------   ------------------   ------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CAPITAL SHARE
  TRANSACTIONS -
  CLASS A................             N/A                  N/A            N/A
                           --------------   ------------------   ------------
  PROCEEDS FROM SHARES
    SOLD - CLASS B.......             N/A                  N/A            N/A
  REINVESTMENT OF
    DIVIDENDS -
    CLASS B..............             N/A                  N/A            N/A
  COST OF SHARES REDEEMED
    - CLASS B............             N/A                  N/A            N/A
                           --------------   ------------------   ------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CAPITAL SHARE
  TRANSACTIONS -
  CLASS B................             N/A                  N/A            N/A
                           --------------   ------------------   ------------
  PROCEEDS FROM SHARES
    SOLD - CLASS C.......             N/A                  N/A            N/A
  REINVESTMENT OF
    DIVIDENDS -
    CLASS C..............             N/A                  N/A            N/A
  COST OF SHARES REDEEMED
    - CLASS C............             N/A                  N/A            N/A
                           --------------   ------------------   ------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CAPITAL SHARE
  TRANSACTIONS -
  CLASS C................             N/A                  N/A            N/A
                           --------------   ------------------   ------------
  PROCEEDS FROM SHARES
    SOLD - CLASS I.......       9,974,800           39,933,710     23,725,687
  REINVESTMENT OF
    DIVIDENDS -
    CLASS I..............         695,629                    0              0
  COST OF SHARES REDEEMED
    - CLASS I............      (9,237,562)          (5,300,609)    (3,163,094)
                           --------------   ------------------   ------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CAPITAL SHARE
  TRANSACTIONS -
  CLASS I................       1,432,867           34,633,101     20,562,593
                           --------------   ------------------   ------------
NET INCREASE (DECREASE)
  IN NET ASSETS..........      11,198,110           33,036,035     23,103,023
                           --------------   ------------------   ------------

NET ASSETS:
------------------------------------------------------------------------------
  ENDING NET ASSETS......  $   76,209,037   $       65,010,927   $ 31,974,892

SHARES ISSUED AND REDEEMED:
  SHARES SOLD -
    CLASS A..............             N/A                  N/A            N/A
  SHARES ISSUED IN
    REINVESTMENT OF
    DIVIDENDS -
    CLASS A..............             N/A                  N/A            N/A
  SHARES REDEEMED -
    CLASS A..............             N/A                  N/A            N/A
NET INCREASE (DECREASE)
  IN SHARES OUTSTANDING -
  CLASS A................             N/A                  N/A            N/A
  SHARES SOLD -
    CLASS B..............             N/A                  N/A            N/A
  SHARES ISSUED IN
    REINVESTMENT OF
    DIVIDENDS -
    CLASS B..............             N/A                  N/A            N/A
  SHARES REDEEMED -
    CLASS B..............             N/A                  N/A            N/A
NET INCREASE (DECREASE)
  IN SHARES OUTSTANDING -
  CLASS B................             N/A                  N/A            N/A
  SHARES SOLD -
    CLASS C..............             N/A                  N/A            N/A
  SHARES ISSUED IN
    REINVESTMENT OF
    DIVIDENDS -
    CLASS C..............             N/A                  N/A            N/A
  SHARES REDEEMED -
    CLASS C..............             N/A                  N/A            N/A
NET INCREASE (DECREASE)
  IN SHARES OUTSTANDING -
  CLASS C................             N/A                  N/A            N/A
  SHARES SOLD -
    CLASS I..............         722,564            2,967,189      2,138,936
  SHARES ISSUED IN
    REINVESTMENT OF
    DIVIDENDS -
    CLASS I..............          50,518                    0              0
  SHARES REDEEMED -
    CLASS I..............        (668,110)            (395,534)      (469,525)
NET INCREASE (DECREASE)
  IN SHARES OUTSTANDING -
  CLASS I................         104,972            2,571,655      1,669,411

ENDING BALANCE OF
  UNDISTRIBUTED NET
  INVESTMENT INCOME......  $      260,531   $          394,648   $    140,266
                           --------------   ------------------   ------------

(1)  THIS CLASS OF SHARES COMMENCED OPERATIONS ON NOVEMBER 8, 1999.
(2) "PROCEEDS FROM SHARES SOLD" INCLUDES $25,397,650 FOR CLASS A SHARES, AND "SHARES SOLD" INCLUDES 1,095,671 FOR CLASS A SHARES AS A RESULT OF THE CONSOLIDATION OF THE STAGECOACH BALANCED FUND INTO THE FUND. "PROCEEDS FROM SHARES SOLD" INCLUDES $10,421,883 FOR CLASS B SHARES, AND "SHARES SOLD" INCLUDES 741,243 FOR CLASS B SHARES AS A RESULT OF THE CONSOLIDATION OF
     THE STAGECOACH BALANCED FUND INTO THE FUND. "PROCEEDS FROM SHARES SOLD" INCLUDES $28,338,510 FOR INSTITUTIONAL CLASS SHARES, AND "SHARES SOLD" INCLUDES 1,222,541 FOR INSTITUTIONAL CLASS SHARES AS A RESULT OF THE CONSOLIDATION OF THE STAGECOACH BALANCED FUND INTO THE FUND.
(3)  THIS CLASS OF SHARES COMMENCED OPERATIONS ON APRIL 1, 1998.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
50

STATEMENTS OF CHANGES IN NET ASSETS                             ALLOCATION FUNDS
--------------------------------------------------------------------------------

                                               ASSET ALLOCATION                      GROWTH BALANCED
                           --------------------------------------------------------  ---------------
                               (UNAUDITED)                                               (UNAUDITED)
                               FOR THE SIX        FOR THE SEVEN      FOR THE ELEVEN      FOR THE SIX
                              MONTHS ENDED         MONTHS ENDED        MONTHS ENDED     MONTHS ENDED
                            MARCH 31, 2000   SEPTEMBER 30, 1999   FEBRUARY 28, 1999   MARCH 31, 2000
----------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
  BEGINNING NET ASSETS...  $1,822,437,436   $    1,776,033,055   $   1,572,908,260   $  926,460,925
OPERATIONS:
  NET INVESTMENT INCOME
    (LOSS)...............      21,238,877           20,891,634          22,598,456       10,339,614
  NET REALIZED GAIN
    (LOSS) ON SALE OF
    INVESTMENTS..........     103,583,188          236,424,412         142,835,083       50,167,990
  NET CHANGE IN
    UNREALIZED
    APPRECIATION
    (DEPRECIATION) OF
    INVESTMENTS..........     117,728,993         (221,968,646)         44,504,574       66,659,948
                           --------------   ------------------   -----------------   --------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM OPERATIONS........     242,551,058           35,347,400         209,938,113      127,167,552
                           --------------   ------------------   -----------------   --------------
DISTRIBUTIONS TO
  SHAREHOLDERS FROM:
  NET INVESTMENT INCOME
    CLASS A..............     (16,611,347)         (18,297,226)        (17,033,688)        (223,286)
    CLASS B..............      (3,641,162)          (5,507,711)         (2,432,608)        (177,283)
    CLASS C..............        (159,366)            (203,506)            (15,634)(3)        (40,870)
    CLASS I..............        (224,970)(1)                N/A               N/A      (18,027,917)
  NET REALIZED GAIN ON
    SALE OF INVESTMENTS
    CLASS A..............    (185,933,653)                   0        (114,145,484)        (687,914)
    CLASS B..............     (70,594,650)                   0         (31,172,331)        (779,376)
    CLASS C..............      (2,978,297)                   0            (540,952)(3)       (153,648)
    CLASS I..............               0(1)                N/A                N/A      (53,079,905)
CAPITAL SHARE
  TRANSACTIONS:
  PROCEEDS FROM SHARES
    SOLD - CLASS A.......      61,495,203(2)         62,139,392        101,471,242       10,251,741
  REINVESTMENT OF
    DIVIDENDS -
    CLASS A..............     200,233,774           17,993,300         135,550,735          902,088
  COST OF SHARES REDEEMED
    - CLASS A............    (172,091,958)        (144,669,816)       (216,463,258)      (1,862,254)
                           --------------   ------------------   -----------------   --------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CAPITAL SHARE
  TRANSACTIONS -
  CLASS A................      89,637,019          (64,537,124)         20,558,719        9,291,575
                           --------------   ------------------   -----------------   --------------
  PROCEEDS FROM SHARES
    SOLD - CLASS B.......      73,574,777(2)        118,452,976        141,646,232        4,341,323
  REINVESTMENT OF
    DIVIDENDS -
    CLASS B..............      72,507,448            5,319,893          33,599,069          914,185
  COST OF SHARES REDEEMED
    - CLASS B............     (62,770,534)         (34,633,257)        (47,391,618)      (1,154,885)
                           --------------   ------------------   -----------------   --------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CAPITAL SHARE
  TRANSACTIONS -
  CLASS B................      83,311,691           89,139,612         127,853,683        4,100,623
                           --------------   ------------------   -----------------   --------------
  PROCEEDS FROM SHARES
    SOLD - CLASS C.......       7,859,238           12,297,723          10,142,395(3)      2,018,134
  REINVESTMENT OF
    DIVIDENDS -
    CLASS C..............       2,477,143              160,631             527,615(3)        179,327
  COST OF SHARES REDEEMED
    - CLASS C............      (5,378,980)          (1,995,418)           (555,033)(3)       (335,113)
                           --------------   ------------------   -----------------   --------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CAPITAL SHARE
  TRANSACTIONS -
  CLASS C................       4,957,401           10,462,936          10,114,977(3)      1,862,348
                           --------------   ------------------   -----------------   --------------
  PROCEEDS FROM SHARES
    SOLD - CLASS I.......      30,546,855(1)(2)                N/A               N/A    110,437,536
  REINVESTMENT OF
    DIVIDENDS -
    CLASS I..............         206,340(1)                N/A                N/A       70,670,346
  COST OF SHARES REDEEMED
    - CLASS I............      (9,243,348)(1)                N/A               N/A     (177,632,195)
                           --------------   ------------------   -----------------   --------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CAPITAL SHARE
  TRANSACTIONS -
  CLASS I................      21,509,847(1)                N/A                N/A        3,475,687
                           --------------   ------------------   -----------------   --------------
NET INCREASE (DECREASE)
  IN NET ASSETS..........     161,823,571           46,404,381         203,124,795       72,727,586
                           --------------   ------------------   -----------------   --------------

NET ASSETS:
----------------------------------------------------------------------------------------------------
  ENDING NET ASSETS......  $1,984,261,007   $    1,822,437,436   $   1,776,033,055   $  999,188,511

SHARES ISSUED AND REDEEMED:
  SHARES SOLD -
    CLASS A..............       2,598,992(2)          2,323,139          3,967,005          300,287
  SHARES ISSUED IN
    REINVESTMENT OF
    DIVIDENDS -
    CLASS A..............       8,720,174              681,217           5,460,934           27,825
  SHARES REDEEMED -
    CLASS A..............      (7,216,404)          (5,416,609)         (8,542,275)         (55,707)
NET INCREASE (DECREASE)
  IN SHARES OUTSTANDING -
  CLASS A................       4,102,762           (2,412,253)            885,664          272,405
  SHARES SOLD -
    CLASS B..............       5,107,612(2)          7,313,188          9,161,518          139,698
  SHARES ISSUED IN
    REINVESTMENT OF
    DIVIDENDS -
    CLASS B..............       5,211,134              335,069           2,236,282           30,151
  SHARES REDEEMED -
    CLASS B..............      (4,341,581)          (2,142,327)         (3,093,434)         (37,244)
NET INCREASE (DECREASE)
  IN SHARES OUTSTANDING -
  CLASS B................       5,977,165            5,505,930           8,304,366          132,605
  SHARES SOLD -
    CLASS C..............         544,357              755,529             648,391(3)         65,322
  SHARES ISSUED IN
    REINVESTMENT OF
    DIVIDENDS -
    CLASS C..............         177,361               10,113              35,062(3)          5,916
  SHARES REDEEMED -
    CLASS C..............        (372,278)            (122,839)            (37,191)(3)        (10,670)
NET INCREASE (DECREASE)
  IN SHARES OUTSTANDING -
  CLASS C................         349,440              642,803             646,262(3)         60,568
  SHARES SOLD -
    CLASS I..............       1,315,996(1)(2)                N/A               N/A      3,528,946
  SHARES ISSUED IN
    REINVESTMENT OF
    DIVIDENDS -
    CLASS I..............           8,460(1)                N/A                N/A        2,320,103
  SHARES REDEEMED -
    CLASS I..............        (393,146)(1)                N/A               N/A       (5,708,873)
NET INCREASE (DECREASE)
  IN SHARES OUTSTANDING -
  CLASS I................         931,310(1)                N/A                N/A          140,176

ENDING BALANCE OF
  UNDISTRIBUTED NET
  INVESTMENT INCOME......  $      601,749   $             (283)  $       3,116,526   $    7,054,139
                           --------------   ------------------   -----------------   --------------

                                  GROWTH BALANCED
                           ----------------------------------

                                  FOR THE FOUR        FOR THE
                                  MONTHS ENDED     YEAR ENDED
                            SEPTEMBER 30, 1999   MAY 31, 1999
-------------------------
INCREASE (DECREASE) IN NE
  BEGINNING NET ASSETS...  $      864,384,253   $ 665,757,955
OPERATIONS:
  NET INVESTMENT INCOME
    (LOSS)...............           6,241,162      15,980,720
  NET REALIZED GAIN
    (LOSS) ON SALE OF
    INVESTMENTS..........          14,011,237      54,834,540
  NET CHANGE IN
    UNREALIZED
    APPRECIATION
    (DEPRECIATION) OF
    INVESTMENTS..........         (24,358,833)     41,147,070
                           ------------------   -------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM OPERATIONS........          (4,106,434)    111,962,330
                           ------------------   -------------
DISTRIBUTIONS TO
  SHAREHOLDERS FROM:
  NET INVESTMENT INCOME
    CLASS A..............                   0         (19,084)
    CLASS B..............                   0         (30,335)
    CLASS C..............                   0            (474)
    CLASS I..............                   0     (14,247,665)
  NET REALIZED GAIN ON
    SALE OF INVESTMENTS
    CLASS A..............                   0         (33,896)
    CLASS B..............                   0         (56,634)
    CLASS C..............                   0            (842)
    CLASS I..............                   0     (25,305,527)
CAPITAL SHARE
  TRANSACTIONS:
  PROCEEDS FROM SHARES
    SOLD - CLASS A.......           3,197,005       3,621,964
  REINVESTMENT OF
    DIVIDENDS -
    CLASS A..............                   0          54,918
  COST OF SHARES REDEEMED
    - CLASS A............            (198,526)       (168,266)
                           ------------------   -------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CAPITAL SHARE
  TRANSACTIONS -
  CLASS A................           2,998,479       3,508,616
                           ------------------   -------------
  PROCEEDS FROM SHARES
    SOLD - CLASS B.......           3,441,440       8,854,582
  REINVESTMENT OF
    DIVIDENDS -
    CLASS B..............                   0          84,019
  COST OF SHARES REDEEMED
    - CLASS B............            (325,044)       (130,627)
                           ------------------   -------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CAPITAL SHARE
  TRANSACTIONS -
  CLASS B................           3,116,396       8,807,974
                           ------------------   -------------
  PROCEEDS FROM SHARES
    SOLD - CLASS C.......             998,626       1,256,425
  REINVESTMENT OF
    DIVIDENDS -
    CLASS C..............                   0           1,012
  COST OF SHARES REDEEMED
    - CLASS C............             (56,287)        (24,491)
                           ------------------   -------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CAPITAL SHARE
  TRANSACTIONS -
  CLASS C................             942,339       1,232,946
                           ------------------   -------------
  PROCEEDS FROM SHARES
    SOLD - CLASS I.......         116,820,438     204,369,753
  REINVESTMENT OF
    DIVIDENDS -
    CLASS I..............                   0      39,403,839
  COST OF SHARES REDEEMED
    - CLASS I............         (57,694,546)   (130,964,703)
                           ------------------   -------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CAPITAL SHARE
  TRANSACTIONS -
  CLASS I................          59,125,892     112,808,889
                           ------------------   -------------
NET INCREASE (DECREASE)
  IN NET ASSETS..........          62,076,672     198,626,298
                           ------------------   -------------
NET ASSETS:
-------------------------
  ENDING NET ASSETS......  $      926,460,925   $ 864,384,253
SHARES ISSUED AND REDEEME
  SHARES SOLD -
    CLASS A..............              94,565         115,386
  SHARES ISSUED IN
    REINVESTMENT OF
    DIVIDENDS -
    CLASS A..............                   0           1,793
  SHARES REDEEMED -
    CLASS A..............              (5,973)         (5,313)
NET INCREASE (DECREASE)
  IN SHARES OUTSTANDING -
  CLASS A................              88,592         111,866
  SHARES SOLD -
    CLASS B..............             109,712         293,564
  SHARES ISSUED IN
    REINVESTMENT OF
    DIVIDENDS -
    CLASS B..............                   0           2,916
  SHARES REDEEMED -
    CLASS B..............             (10,390)         (4,592)
NET INCREASE (DECREASE)
  IN SHARES OUTSTANDING -
  CLASS B................              99,322         291,888
  SHARES SOLD -
    CLASS C..............              31,911          40,904
  SHARES ISSUED IN
    REINVESTMENT OF
    DIVIDENDS -
    CLASS C..............                   0              35
  SHARES REDEEMED -
    CLASS C..............              (1,804)           (792)
NET INCREASE (DECREASE)
  IN SHARES OUTSTANDING -
  CLASS C................              30,107          40,147
  SHARES SOLD -
    CLASS I..............           3,673,918       6,897,939
  SHARES ISSUED IN
    REINVESTMENT OF
    DIVIDENDS -
    CLASS I..............                   0       1,364,871
  SHARES REDEEMED -
    CLASS I..............          (1,819,297)     (4,488,548)
NET INCREASE (DECREASE)
  IN SHARES OUTSTANDING -
  CLASS I................           1,854,621       3,774,262
ENDING BALANCE OF
  UNDISTRIBUTED NET
  INVESTMENT INCOME......  $       15,183,881   $   9,068,551
                           ------------------   -------------

(1)  THIS CLASS OF SHARES COMMENCED OPERATIONS ON NOVEMBER 8, 1999.
(2) "PROCEEDS FROM SHARES SOLD" INCLUDES $25,397,650 FOR CLASS A SHARES, AND "SHARES SOLD" INCLUDES 1,095,671 FOR CLASS A SHARES AS A RESULT OF THE CONSOLIDATION OF THE STAGECOACH BALANCED FUND INTO THE FUND. "PROCEEDS FROM SHARES SOLD" INCLUDES $10,421,883 FOR CLASS B SHARES, AND "SHARES SOLD" INCLUDES 741,243 FOR CLASS B SHARES AS A RESULT OF THE CONSOLIDATION OF
     THE STAGECOACH BALANCED FUND INTO THE FUND. "PROCEEDS FROM SHARES SOLD" INCLUDES $28,338,510 FOR INSTITUTIONAL CLASS SHARES, AND "SHARES SOLD" INCLUDES 1,222,541 FOR INSTITUTIONAL CLASS SHARES AS A RESULT OF THE CONSOLIDATION OF THE STAGECOACH BALANCED FUND INTO THE FUND.
(3)  THIS CLASS OF SHARES COMMENCED OPERATIONS ON APRIL 1, 1998.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

ALLOCATION FUNDS                             STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                               INDEX ALLOCATION
                           --------------------------------------------------------
                               (UNAUDITED)
                               FOR THE SIX        FOR THE SEVEN      FOR THE ELEVEN
                              MONTHS ENDED         MONTHS ENDED        MONTHS ENDED
                            MARCH 31, 2000   SEPTEMBER 30, 1999   FEBRUARY 28, 1999
-----------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
  BEGINNING NET ASSETS...  $  191,636,247   $      172,586,515   $     152,219,490
OPERATIONS:
  NET INVESTMENT INCOME
    (LOSS)...............        (333,758)            (239,628)           (183,402)
  NET REALIZED GAIN
    (LOSS) ON SALE OF
    INVESTMENTS..........      12,933,847            2,237,462           8,684,372
  NET CHANGE IN
    UNREALIZED
    APPRECIATION
    (DEPRECIATION) OF
    INVESTMENTS..........      19,866,706            3,468,146           9,193,064
                           --------------   ------------------   -----------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM OPERATIONS........      32,466,795            5,465,980          17,694,034
                           --------------   ------------------   -----------------
DISTRIBUTIONS TO
  SHAREHOLDERS FROM:
  NET INVESTMENT INCOME
    CLASS A..............               0             (100,729)           (148,741)
    CLASS B..............               0                    0                   0
    CLASS C..............               0                    0                   0
    CLASS I..............             N/A                  N/A                 N/A
  NET REALIZED GAIN ON
    SALE OF INVESTMENTS
    CLASS A..............      (3,371,740)                   0          (3,122,516)
    CLASS B..............        (759,766)                   0            (343,110)
    CLASS C..............      (2,774,955)                   0          (2,072,172)
    CLASS I..............             N/A                  N/A                 N/A
CAPITAL SHARE
  TRANSACTIONS:
  PROCEEDS FROM SHARES
    SOLD - CLASS A.......       4,702,695            6,212,605          10,094,262
  REINVESTMENT OF
    DIVIDENDS -
    CLASS A..............       2,698,776               76,972           2,652,183
  COST OF SHARES REDEEMED
    - CLASS A............     (15,617,507)          (7,604,914)        (20,080,414)
                           --------------   ------------------   -----------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CAPITAL SHARE
  TRANSACTIONS -
  CLASS A................      (8,216,036)          (1,315,337)         (7,333,969)
                           --------------   ------------------   -----------------
  PROCEEDS FROM SHARES
    SOLD - CLASS B.......       6,934,435            7,441,227           9,165,489
  REINVESTMENT OF
    DIVIDENDS -
    CLASS B..............         713,641                    0             325,031
  COST OF SHARES REDEEMED
    - CLASS B............      (2,638,661)            (751,607)         (1,079,572)
                           --------------   ------------------   -----------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CAPITAL SHARE
  TRANSACTIONS -
  CLASS B................       5,009,415            6,689,620           8,410,948
                           --------------   ------------------   -----------------
  PROCEEDS FROM SHARES
    SOLD - CLASS C.......       9,039,732           14,408,434          19,392,127
  REINVESTMENT OF
    DIVIDENDS -
    CLASS C..............       2,155,189                  360           1,486,208
  COST OF SHARES REDEEMED
    - CLASS C............     (13,643,261)          (6,098,596)        (13,595,784)
                           --------------   ------------------   -----------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CAPITAL SHARE
  TRANSACTIONS -
  CLASS C................      (2,448,340)           8,310,198           7,282,551
                           --------------   ------------------   -----------------
  PROCEEDS FROM SHARES
    SOLD - CLASS I.......             N/A                  N/A                 N/A
  REINVESTMENT OF
    DIVIDENDS -
    CLASS I..............             N/A                  N/A                 N/A
  COST OF SHARES REDEEMED
    - CLASS I............             N/A                  N/A                 N/A
                           --------------   ------------------   -----------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CAPITAL SHARE
  TRANSACTIONS -
  CLASS I................             N/A                  N/A                 N/A
                           --------------   ------------------   -----------------
NET INCREASE (DECREASE)
  IN NET ASSETS..........      19,905,373           19,049,732          20,367,025
                           --------------   ------------------   -----------------

NET ASSETS:
-----------------------------------------------------------------------------------
  ENDING NET ASSETS......  $  211,541,620   $      191,636,247   $     172,586,515

SHARES ISSUED AND REDEEMED:
  SHARES SOLD -
    CLASS A..............         220,588              305,236             571,737
  SHARES ISSUED IN
    REINVESTMENT OF
    DIVIDENDS -
    CLASS A..............         126,525                3,809             147,971
  SHARES REDEEMED -
    CLASS A..............        (736,651)            (374,373)         (1,138,366)
NET INCREASE (DECREASE)
  IN SHARES OUTSTANDING -
  CLASS A................        (389,538)             (65,328)           (418,658)
  SHARES SOLD -
    CLASS B..............         267,427              295,420             415,134
  SHARES ISSUED IN
    REINVESTMENT OF
    DIVIDENDS -
    CLASS B..............          27,207                    0              14,619
  SHARES REDEEMED -
    CLASS B..............        (101,412)             (29,564)            (48,393)
NET INCREASE (DECREASE)
  IN SHARES OUTSTANDING -
  CLASS B................         193,222              265,856             381,360
  SHARES SOLD -
    CLASS C..............         345,915              571,543             860,963
  SHARES ISSUED IN
    REINVESTMENT OF
    DIVIDENDS -
    CLASS C..............          82,102                   10              66,796
  SHARES REDEEMED -
    CLASS C..............        (522,698)            (242,752)           (641,920)
NET INCREASE (DECREASE)
  IN SHARES OUTSTANDING -
  CLASS C................         (94,681)             328,801             285,839
  SHARES SOLD -
    CLASS I..............             N/A                  N/A                 N/A
  SHARES ISSUED IN
    REINVESTMENT OF
    DIVIDENDS -
    CLASS I..............             N/A                  N/A                 N/A
  SHARES REDEEMED -
    CLASS I..............             N/A                  N/A                 N/A
NET INCREASE (DECREASE)
  IN SHARES OUTSTANDING -
  CLASS I................             N/A                  N/A                 N/A

ENDING BALANCE OF
  UNDISTRIBUTED NET
  INVESTMENT INCOME......  $     (333,758)  $         (413,893)  $        (388,558)
                           --------------   ------------------   -----------------

(1)  THIS CLASS OF SHARES COMMENCED OPERATIONS ON NOVEMBER 8, 1999.
(2) "PROCEEDS FROM SHARES SOLD" INCLUDES $25,397,650 FOR CLASS A SHARES, AND "SHARES SOLD" INCLUDES 1,095,671 FOR CLASS A SHARES AS A RESULT OF THE CONSOLIDATION OF THE STAGECOACH BALANCED FUND INTO THE FUND. "PROCEEDS FROM SHARES SOLD" INCLUDES $10,421,883 FOR CLASS B SHARES, AND "SHARES SOLD" INCLUDES 741,243 FOR CLASS B SHARES AS A RESULT OF THE CONSOLIDATION OF
     THE STAGECOACH BALANCED FUND INTO THE FUND. "PROCEEDS FROM SHARES SOLD" INCLUDES $28,338,510 FOR INSTITUTIONAL CLASS SHARES, AND "SHARES SOLD" INCLUDES 1,222,541 FOR INSTITUTIONAL CLASS SHARES AS A RESULT OF THE CONSOLIDATION OF THE STAGECOACH BALANCED FUND INTO THE FUND.
(3)  THIS CLASS OF SHARES COMMENCED OPERATIONS ON APRIL 1, 1998.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
52

STATEMENTS OF CHANGES IN NET ASSETS                             ALLOCATION FUNDS
--------------------------------------------------------------------------------

                                            MODERATE BALANCED                                    STRATEGIC INCOME
                           ---------------------------------------------------  ---------------------------------------------------
                               (UNAUDITED)                                          (UNAUDITED)
                               FOR THE SIX         FOR THE FOUR        FOR THE      FOR THE SIX         FOR THE FOUR        FOR THE
                              MONTHS ENDED         MONTHS ENDED     YEAR ENDED     MONTHS ENDED         MONTHS ENDED     YEAR ENDED
                            MARCH 31, 2000   SEPTEMBER 30, 1999   MAY 31, 1999   MARCH 31, 2000   SEPTEMBER 30, 1999   MAY 31, 1999
-----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
  BEGINNING NET ASSETS...  $  546,569,912   $      527,692,640   $ 464,383,735  $  267,158,458   $      263,327,727   $235,253,837
OPERATIONS:
  NET INVESTMENT INCOME
    (LOSS)...............       9,450,758            6,190,508      16,000,791       6,068,851            3,885,680     10,666,460
  NET REALIZED GAIN
    (LOSS) ON SALE OF
    INVESTMENTS..........      18,913,865            6,134,641      29,446,117       3,953,046            1,234,908      8,268,621
  NET CHANGE IN
    UNREALIZED
    APPRECIATION
    (DEPRECIATION) OF
    INVESTMENTS..........      21,234,862          (12,029,757)     11,154,848       6,381,278           (3,988,645)     1,488,787
                           --------------   ------------------   -------------  --------------   ------------------   ------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM OPERATIONS........      49,599,485              295,392      56,601,756      16,403,175            1,131,943     20,423,868
                           --------------   ------------------   -------------  --------------   ------------------   ------------
DISTRIBUTIONS TO
  SHAREHOLDERS FROM:
  NET INVESTMENT INCOME
    CLASS A..............             N/A                  N/A             N/A             N/A                  N/A            N/A
    CLASS B..............             N/A                  N/A             N/A             N/A                  N/A            N/A
    CLASS C..............             N/A                  N/A             N/A             N/A                  N/A            N/A
    CLASS I..............     (17,805,383)                   0     (15,305,998)    (11,396,460)                   0    (10,430,421)
  NET REALIZED GAIN ON
    SALE OF INVESTMENTS
    CLASS A..............             N/A                  N/A             N/A             N/A                  N/A            N/A
    CLASS B..............             N/A                  N/A             N/A             N/A                  N/A            N/A
    CLASS C..............             N/A                  N/A             N/A             N/A                  N/A            N/A
    CLASS I..............     (26,775,314)                   0     (15,882,796)     (7,058,468)                   0     (4,560,949)
CAPITAL SHARE
  TRANSACTIONS:
  PROCEEDS FROM SHARES
    SOLD - CLASS A.......             N/A                  N/A             N/A             N/A                  N/A            N/A
  REINVESTMENT OF
    DIVIDENDS -
    CLASS A..............             N/A                  N/A             N/A             N/A                  N/A            N/A
  COST OF SHARES REDEEMED
    - CLASS A............             N/A                  N/A             N/A             N/A                  N/A            N/A
                           --------------   ------------------   -------------  --------------   ------------------   ------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CAPITAL SHARE
  TRANSACTIONS -
  CLASS A................             N/A                  N/A             N/A             N/A                  N/A            N/A
                           --------------   ------------------   -------------  --------------   ------------------   ------------
  PROCEEDS FROM SHARES
    SOLD - CLASS B.......             N/A                  N/A             N/A             N/A                  N/A            N/A
  REINVESTMENT OF
    DIVIDENDS -
    CLASS B..............             N/A                  N/A             N/A             N/A                  N/A            N/A
  COST OF SHARES REDEEMED
    - CLASS B............             N/A                  N/A             N/A             N/A                  N/A            N/A
                           --------------   ------------------   -------------  --------------   ------------------   ------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CAPITAL SHARE
  TRANSACTIONS -
  CLASS B................             N/A                  N/A             N/A             N/A                  N/A            N/A
                           --------------   ------------------   -------------  --------------   ------------------   ------------
  PROCEEDS FROM SHARES
    SOLD - CLASS C.......             N/A                  N/A             N/A             N/A                  N/A            N/A
  REINVESTMENT OF
    DIVIDENDS -
    CLASS C..............             N/A                  N/A             N/A             N/A                  N/A            N/A
  COST OF SHARES REDEEMED
    - CLASS C............             N/A                  N/A             N/A             N/A                  N/A            N/A
                           --------------   ------------------   -------------  --------------   ------------------   ------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CAPITAL SHARE
  TRANSACTIONS -
  CLASS C................             N/A                  N/A             N/A             N/A                  N/A            N/A
                           --------------   ------------------   -------------  --------------   ------------------   ------------
  PROCEEDS FROM SHARES
    SOLD - CLASS I.......      40,686,888           55,133,210     123,800,331      16,673,140           23,629,941     70,070,502
  REINVESTMENT OF
    DIVIDENDS -
    CLASS I..............      44,029,883                    0      31,072,462      18,189,233                    0     14,719,218
  COST OF SHARES REDEEMED
    - CLASS I............     (93,479,074)         (36,551,330)   (116,976,850)    (44,761,703)         (20,931,153)   (62,148,328)
                           --------------   ------------------   -------------  --------------   ------------------   ------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CAPITAL SHARE
  TRANSACTIONS -
  CLASS I................      (8,762,303)          18,581,880      37,895,943      (9,899,330)           2,698,788     22,641,392
                           --------------   ------------------   -------------  --------------   ------------------   ------------
NET INCREASE (DECREASE)
  IN NET ASSETS..........      (3,743,515)          18,877,272      63,308,905     (11,951,083)           3,830,731     28,073,890
                           --------------   ------------------   -------------  --------------   ------------------   ------------

NET ASSETS:
-----------------------------------------------------------------------------------------------------------------------------------
  ENDING NET ASSETS......  $  542,826,397   $      546,569,912   $ 527,692,640  $  255,207,375   $      267,158,458   $263,327,727

SHARES ISSUED AND REDEEMED:
  SHARES SOLD -
    CLASS A..............             N/A                  N/A             N/A             N/A                  N/A            N/A
  SHARES ISSUED IN
    REINVESTMENT OF
    DIVIDENDS -
    CLASS A..............             N/A                  N/A             N/A             N/A                  N/A            N/A
  SHARES REDEEMED -
    CLASS A..............             N/A                  N/A             N/A             N/A                  N/A            N/A
NET INCREASE (DECREASE)
  IN SHARES OUTSTANDING -
  CLASS A................             N/A                  N/A             N/A             N/A                  N/A            N/A
  SHARES SOLD -
    CLASS B..............             N/A                  N/A             N/A             N/A                  N/A            N/A
  SHARES ISSUED IN
    REINVESTMENT OF
    DIVIDENDS -
    CLASS B..............             N/A                  N/A             N/A             N/A                  N/A            N/A
  SHARES REDEEMED -
    CLASS B..............             N/A                  N/A             N/A             N/A                  N/A            N/A
NET INCREASE (DECREASE)
  IN SHARES OUTSTANDING -
  CLASS B................             N/A                  N/A             N/A             N/A                  N/A            N/A
  SHARES SOLD -
    CLASS C..............             N/A                  N/A             N/A             N/A                  N/A            N/A
  SHARES ISSUED IN
    REINVESTMENT OF
    DIVIDENDS -
    CLASS C..............             N/A                  N/A             N/A             N/A                  N/A            N/A
  SHARES REDEEMED -
    CLASS C..............             N/A                  N/A             N/A             N/A                  N/A            N/A
NET INCREASE (DECREASE)
  IN SHARES OUTSTANDING -
  CLASS C................             N/A                  N/A             N/A             N/A                  N/A            N/A
  SHARES SOLD -
    CLASS I..............       1,707,159            2,245,495       5,272,604         845,652            1,172,995      3,522,514
  SHARES ISSUED IN
    REINVESTMENT OF
    DIVIDENDS -
    CLASS I..............       1,910,190                    0       1,348,046         954,314                    0        753,286
  SHARES REDEEMED -
    CLASS I..............      (3,907,967)          (1,496,860)     (4,973,212)     (2,281,173)          (1,040,085)    (3,120,624)
NET INCREASE (DECREASE)
  IN SHARES OUTSTANDING -
  CLASS I................        (290,618)             748,635       1,647,438        (481,207)             132,910      1,155,176

ENDING BALANCE OF
  UNDISTRIBUTED NET
  INVESTMENT INCOME......  $    7,510,162   $       15,864,787   $   9,719,677  $    4,299,992   $        9,627,601   $  5,754,159
                           --------------   ------------------   -------------  --------------   ------------------   ------------

(1)  THIS CLASS OF SHARES COMMENCED OPERATIONS ON NOVEMBER 8, 1999.
(2) "PROCEEDS FROM SHARES SOLD" INCLUDES $25,397,650 FOR CLASS A SHARES, AND "SHARES SOLD" INCLUDES 1,095,671 FOR CLASS A SHARES AS A RESULT OF THE CONSOLIDATION OF THE STAGECOACH BALANCED FUND INTO THE FUND. "PROCEEDS FROM SHARES SOLD" INCLUDES $10,421,883 FOR CLASS B SHARES, AND "SHARES SOLD" INCLUDES 741,243 FOR CLASS B SHARES AS A RESULT OF THE CONSOLIDATION OF
     THE STAGECOACH BALANCED FUND INTO THE FUND. "PROCEEDS FROM SHARES SOLD" INCLUDES $28,338,510 FOR INSTITUTIONAL CLASS SHARES, AND "SHARES SOLD" INCLUDES 1,222,541 FOR INSTITUTIONAL CLASS SHARES AS A RESULT OF THE CONSOLIDATION OF THE STAGECOACH BALANCED FUND INTO THE FUND.
(3)  THIS CLASS OF SHARES COMMENCED OPERATIONS ON APRIL 1, 1998.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

ALLOCATION FUNDS                                FINANCIAL HIGHLIGHTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                    NET REALIZED
                           BEGINNING         NET             AND   DIVIDENDS
                           NET ASSET  INVESTMENT      UNREALIZED    FROM NET
                           VALUE PER      INCOME  GAIN (LOSS) ON  INVESTMENT
                               SHARE      (LOSS)     INVESTMENTS      INCOME
----------------------------------------------------------------------------

AGGRESSIVE BALANCED-EQUITY FUND
I SHARES
OCTOBER 1, 1999 TO
  MARCH 31, 2000.........  $   12.89        0.09            1.96       (0.12)
JUNE 1, 1999 TO
  SEPTEMBER 30, 1999
  (5)....................  $   12.93        0.02           (0.06)       0.00
JUNE 1, 1998 TO MAY 31,
  1999...................  $   11.04        0.15            1.83       (0.09)
DECEMBER 2, 1997 (6) TO
  MAY 31, 1998...........  $   10.00        0.06            0.99       (0.01)

ASSET ALLOCATION FUND
----------------------------------------------------------------------------
A SHARES
OCTOBER 1, 1999 TO
  MARCH 31, 2000.........  $   25.84        0.30            2.84       (0.31)
MARCH 1, 1999 TO
  SEPTEMBER 30, 1999
  (7)....................  $   25.65        0.36            0.19       (0.36)
APRIL 1, 1998 TO
  FEBRUARY 28, 1999
  (8)....................  $   24.99        0.38            2.92       (0.33)
APRIL 1, 1997 TO
  MARCH 31, 1998.........  $   20.30        0.69            6.37       (0.69)
OCTOBER 1, 1997 TO
  MARCH 31, 1997 (9).....  $   21.24        0.41            0.65       (0.41)
JANUARY 1, 1996 TO
  SEPTEMBER 30, 1996
  (10)...................  $   20.74        0.57            0.50       (0.57)
JANUARY 1, 1995 TO
  DECEMBER 31, 1995......  $   16.73        0.74            4.07       (0.74)
B SHARES
OCTOBER 1, 1999 TO
  MARCH 31, 2000.........  $   15.63        0.13            1.72       (0.10)
MARCH 1, 1999 TO
  SEPTEMBER 30, 1999
  (7)....................  $   15.55        0.18            0.08       (0.18)
APRIL 1, 1998 TO
  FEBRUARY 28, 1999
  (8)....................  $   15.16        0.13            1.77       (0.11)
APRIL 1, 1997 TO
  MARCH 31, 1998.........  $   12.29        0.29            3.89       (0.29)
OCTOBER 1, 1997 TO
  MARCH 31, 1997 (9).....  $   12.84        0.19            0.41       (0.19)
JANUARY 1, 1996 TO
  SEPTEMBER 30, 1996
  (10)...................  $   12.50        0.28            0.34       (0.28)
JANUARY 1, 1995 (6) TO
  DECEMBER 31, 1995......  $   10.00        0.22            2.53       (0.22)
C SHARES
OCTOBER 1, 1999 TO
  MARCH 31, 2000.........  $   15.68        0.13            1.72       (0.10)
MARCH 1, 1999 TO
  SEPTEMBER 30, 1999
  (7)....................  $   15.59        0.18            0.09       (0.18)
APRIL 1, 1998 (6) TO
  FEBRUARY 28, 1999......  $   15.16        0.08            1.82       (0.07)
I SHARES
NOVEMBER 8, 1999 (6) TO
  MARCH 31, 2000.........  $   23.18        0.32            1.78       (0.29)

GROWTH BALANCED FUND
----------------------------------------------------------------------------
A SHARES
OCTOBER 1, 1999 TO
  MARCH 31, 2000.........  $   32.69        0.25            4.14       (0.59)
JUNE 1, 1999 TO
  SEPTEMBER 30, 1999
  (5)....................  $   32.78        0.16           (0.25)       0.00
OCTOBER 1, 1998 (6) TO
  MAY 31, 1999...........  $   28.09        0.63            5.67       (0.58)
B SHARES
OCTOBER 1, 1999 TO
  MARCH 31, 2000.........  $   30.59        0.21            3.78       (0.41)
JUNE 1, 1999 TO
  SEPTEMBER 30, 1999
  (5)....................  $   30.76        0.10           (0.27)       0.00
OCTOBER 1, 1998 (6) TO
  MAY 31, 1999...........  $   26.96        0.56            4.82       (0.55)
C SHARES
OCTOBER 1, 1999 TO
  MARCH 31, 2000.........  $   30.65        0.27            3.72       (0.48)
JUNE 1, 1999 TO
  SEPTEMBER 30, 1999
  (5)....................  $   30.79        0.07           (0.21)       0.00
OCTOBER 1, 1998 (6) TO
  MAY 31, 1999...........  $   26.96        0.65            4.79       (0.58)
I SHARES
OCTOBER 1, 1999 TO
  MARCH 31, 2000.........  $   30.86        0.35            3.82       (0.62)
JUNE 1, 1999 TO
  SEPTEMBER 30, 1999
  (5)....................  $   30.93        0.19           (0.26)       0.00
JUNE 1, 1998 TO MAY 31,
  1999...................  $   28.06        0.60            3.88       (0.58)
JUNE 1, 1997 TO MAY 31,
  1998...................  $   24.77        0.58            4.52       (0.60)
JUNE 1, 1996 TO MAY 31,
  1997...................  $   22.83        0.62            2.86       (0.63)
NOVEMBER 1, 1995 TO
  MAY 31, 1996...........  $   21.25        0.31            1.95       (0.51)
NOVEMBER 11, 1994 (6) TO
  OCTOBER 31, 1995.......  $   17.95        0.47            2.83        0.00

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
54

FINANCIAL HIGHLIGHTS (UNAUDITED)                                ALLOCATION FUNDS
--------------------------------------------------------------------------------

                           DISTRIBUTIONS     ENDING  RATIO TO AVERAGE NET ASSETS (ANNUALIZED)
                                FROM NET  NET ASSET  -----------------------------------------              PORTFOLIO
                                REALIZED  VALUE PER   NET INVESTMENT        NET          GROSS       TOTAL   TURNOVER
                                   GAINS      SHARE    INCOME (LOSS)   EXPENSES   EXPENSES (1)  RETURN (2)       RATE
---------------------------------------------------------------------------------------------------------------------

AGGRESSIVE BALANCED-EQUITY FUND
I SHARES
OCTOBER 1, 1999 TO
  MARCH 31, 2000.........          (0.02) $   14.80           0.74%(3)    1.00%(3)        1.19%(3)     15.98%      22%(4)
JUNE 1, 1999 TO
  SEPTEMBER 30, 1999
  (5)....................           0.00  $   12.89           1.36%(3)    1.00%(3)        1.24%(3)     (0.31)%      12%(4)
JUNE 1, 1998 TO MAY 31,
  1999...................           0.00  $   12.93           1.34%(3)    1.00%(3)        1.36%(3)     17.98%      43%(4)
DECEMBER 2, 1997 (6) TO
  MAY 31, 1998...........           0.00  $   11.04           1.58%(3)    1.00%(3)        2.29%(3)     10.55%      36%(4)

ASSET ALLOCATION FUND
---------------------------------------------------------------------------------------------------------------------
A SHARES
OCTOBER 1, 1999 TO
  MARCH 31, 2000.........          (3.69) $   24.98           2.42%      1.00%          1.18%       13.66%       23%
MARCH 1, 1999 TO
  SEPTEMBER 30, 1999
  (7)....................           0.00  $   25.84           2.08%      0.95%          0.96%        2.10%       29%
APRIL 1, 1998 TO
  FEBRUARY 28, 1999
  (8)....................          (2.31) $   25.65           1.65%      0.92%           N/A        13.69%       31%
APRIL 1, 1997 TO
  MARCH 31, 1998.........          (1.68) $   24.99           2.99%(11)    0.95%(11)         N/A     36.08%      51%(11)
OCTOBER 1, 1997 TO
  MARCH 31, 1997 (9).....          (1.59) $   20.30           3.91%(11)    0.92%(11)         N/A      4.94%       5%(11)
JANUARY 1, 1996 TO
  SEPTEMBER 30, 1996
  (10)...................           0.00  $   21.24           3.53%(11)    0.90%(11)         N/A      5.14%       1%(12)
JANUARY 1, 1995 TO
  DECEMBER 31, 1995......          (0.06) $   20.74           3.81%      0.84%           N/A        29.18%       15%
B SHARES
OCTOBER 1, 1999 TO
  MARCH 31, 2000.........          (2.23) $   15.15           1.69%      1.74%          1.97%       13.28%       23%
MARCH 1, 1999 TO
  SEPTEMBER 30, 1999
  (7)....................           0.00  $   15.63           1.42%      1.63%          1.68%        1.68%       29%
APRIL 1, 1998 TO
  FEBRUARY 28, 1999
  (8)....................          (1.40) $   15.55           0.91%      1.62%          1.63%       12.98%       31%
APRIL 1, 1997 TO
  MARCH 31, 1998.........          (1.02) $   15.16           2.15%(11)    1.60%(11)         N/A     35.16%      51%(11)
OCTOBER 1, 1997 TO
  MARCH 31, 1997 (9).....          (0.96) $   12.29           3.30%(11)    1.53%(11)        1.58%(11)      4.62%       5%(11)
JANUARY 1, 1996 TO
  SEPTEMBER 30, 1996
  (10)...................           0.00  $   12.84           3.37%(11)    1.14%(11)        1.56%(11)      4.96%       1%(12)
JANUARY 1, 1995 (6) TO
  DECEMBER 31, 1995......          (0.03) $   12.50           2.71%      1.53%          1.76%       27.72%       15%
C SHARES
OCTOBER 1, 1999 TO
  MARCH 31, 2000.........          (2.24) $   15.19           1.69%      1.74%          1.91%       13.21%       23%
MARCH 1, 1999 TO
  SEPTEMBER 30, 1999
  (7)....................           0.00  $   15.68           1.46%      1.64%          1.70%        1.69%       29%
APRIL 1, 1998 (6) TO
  FEBRUARY 28, 1999......          (1.40) $   15.59           0.69%      1.64%          1.85%       12.97%       31%
I SHARES
NOVEMBER 8, 1999 (6) TO
  MARCH 31, 2000.........           0.00  $   24.99           2.44%      1.00%          1.03%        8.78%       23%

GROWTH BALANCED FUND
---------------------------------------------------------------------------------------------------------------------
A SHARES
OCTOBER 1, 1999 TO
  MARCH 31, 2000.........          (1.81) $   34.68           1.43%(3)    1.16%(3)        1.41%(3)     13.94%      25%(4)
JUNE 1, 1999 TO
  SEPTEMBER 30, 1999
  (5)....................           0.00  $   32.69           1.83%(3)    1.15%(3)        1.67%(3)     (0.27)%      11%(4)
OCTOBER 1, 1998 (6) TO
  MAY 31, 1999...........          (1.03) $   32.78           1.92%(3)    1.15%(3)        1.88%(3)     22.83%      49%(4)
B SHARES
OCTOBER 1, 1999 TO
  MARCH 31, 2000.........          (1.81) $   32.36           0.63%(3)    1.92%(3)        2.19%(3)     13.54%      25%(4)
JUNE 1, 1999 TO
  SEPTEMBER 30, 1999
  (5)....................           0.00  $   30.59           1.08%(3)    1.90%(3)        2.31%(3)     (0.55)%      11%(4)
OCTOBER 1, 1998 (6) TO
  MAY 31, 1999...........          (1.03) $   30.76           1.34%(3)    1.75%(3)        2.43%(3)     20.36%      49%(4)
C SHARES
OCTOBER 1, 1999 TO
  MARCH 31, 2000.........          (1.81) $   32.35           0.69%(3)    1.89%(3)        2.18%(3)     13.53%      25%(4)
JUNE 1, 1999 TO
  SEPTEMBER 30, 1999
  (5)....................           0.00  $   30.65           1.30%(3)    1.68%(3)        2.46%(3)     (0.45)%      11%(4)
OCTOBER 1, 1998 (6) TO
  MAY 31, 1999...........          (1.03) $   30.79           1.45%(3)    1.68%(3)        4.43%(3)     20.59%      49%(4)
I SHARES
OCTOBER 1, 1999 TO
  MARCH 31, 2000.........          (1.81) $   32.60           1.58%(3)    0.94%(3)        1.03%(3)     14.05%      25%(4)
JUNE 1, 1999 TO
  SEPTEMBER 30, 1999
  (5)....................           0.00  $   30.86           2.05%(3)    0.93%(3)        1.14%(3)     (0.23)%      11%(4)
JUNE 1, 1998 TO MAY 31,
  1999...................          (1.03) $   30.93           2.16%(3)    0.93%(3)        1.13%(3)     16.38%      49%(4)
JUNE 1, 1997 TO MAY 31,
  1998...................          (1.21) $   28.06           2.38%(3)    0.93%(3)        1.09%(3)     21.40%      46%(4)
JUNE 1, 1996 TO MAY 31,
  1997...................          (0.91) $   24.77           2.47%(3)    0.94%(3)        1.16%(3)     15.81%      24%(4)
NOVEMBER 1, 1995 TO
  MAY 31, 1996...........          (0.17) $   22.83           2.66%(3)    0.98%(3)        1.16%(3)     10.87%      39%
NOVEMBER 11, 1994 (6) TO
  OCTOBER 31, 1995.......           0.00  $   21.25           2.63%(3)    0.99%(3)        1.23%(3)     18.38%      41%


                             NET ASSETS AT
                             END OF PERIOD
                           (000'S OMITTED)
-------------------------
AGGRESSIVE BALANCED-EQUIT
I SHARES
OCTOBER 1, 1999 TO
  MARCH 31, 2000.........  $        76,209
JUNE 1, 1999 TO
  SEPTEMBER 30, 1999
  (5)....................  $        65,011
JUNE 1, 1998 TO MAY 31,
  1999...................  $        31,975
DECEMBER 2, 1997 (6) TO
  MAY 31, 1998...........  $         8,872
ASSET ALLOCATION FUND
-------------------------
A SHARES
OCTOBER 1, 1999 TO
  MARCH 31, 2000.........  $     1,369,603
MARCH 1, 1999 TO
  SEPTEMBER 30, 1999
  (7)....................  $     1,310,935
APRIL 1, 1998 TO
  FEBRUARY 28, 1999
  (8)....................  $     1,362,966
APRIL 1, 1997 TO
  MARCH 31, 1998.........  $     1,305,848
OCTOBER 1, 1997 TO
  MARCH 31, 1997 (9).....  $     1,041,622
JANUARY 1, 1996 TO
  SEPTEMBER 30, 1996
  (10)...................  $     1,057,346
JANUARY 1, 1995 TO
  DECEMBER 31, 1995......  $     1,077,935
B SHARES
OCTOBER 1, 1999 TO
  MARCH 31, 2000.........  $       566,495
MARCH 1, 1999 TO
  SEPTEMBER 30, 1999
  (7)....................  $       491,284
APRIL 1, 1998 TO
  FEBRUARY 28, 1999
  (8)....................  $       402,991
APRIL 1, 1997 TO
  MARCH 31, 1998.........  $       267,060
OCTOBER 1, 1997 TO
  MARCH 31, 1997 (9).....  $        89,252
JANUARY 1, 1996 TO
  SEPTEMBER 30, 1996
  (10)...................  $        63,443
JANUARY 1, 1995 (6) TO
  DECEMBER 31, 1995......  $        26,271
C SHARES
OCTOBER 1, 1999 TO
  MARCH 31, 2000.........  $        24,892
MARCH 1, 1999 TO
  SEPTEMBER 30, 1999
  (7)....................  $        20,218
APRIL 1, 1998 (6) TO
  FEBRUARY 28, 1999......  $        10,076
I SHARES
NOVEMBER 8, 1999 (6) TO
  MARCH 31, 2000.........  $        23,271
GROWTH BALANCED FUND
-------------------------
A SHARES
OCTOBER 1, 1999 TO
  MARCH 31, 2000.........  $        16,398
JUNE 1, 1999 TO
  SEPTEMBER 30, 1999
  (5)....................  $         6,552
OCTOBER 1, 1998 (6) TO
  MAY 31, 1999...........  $         3,667
B SHARES
OCTOBER 1, 1999 TO
  MARCH 31, 2000.........  $        16,949
JUNE 1, 1999 TO
  SEPTEMBER 30, 1999
  (5)....................  $        11,967
OCTOBER 1, 1998 (6) TO
  MAY 31, 1999...........  $         8,978
C SHARES
OCTOBER 1, 1999 TO
  MARCH 31, 2000.........  $         4,232
JUNE 1, 1999 TO
  SEPTEMBER 30, 1999
  (5)....................  $         2,153
OCTOBER 1, 1998 (6) TO
  MAY 31, 1999...........  $         1,236
I SHARES
OCTOBER 1, 1999 TO
  MARCH 31, 2000.........  $       961,610
JUNE 1, 1999 TO
  SEPTEMBER 30, 1999
  (5)....................  $       905,789
JUNE 1, 1998 TO MAY 31,
  1999...................  $       850,503
JUNE 1, 1997 TO MAY 31,
  1998...................  $       665,758
JUNE 1, 1996 TO MAY 31,
  1997...................  $       503,382
NOVEMBER 1, 1995 TO
  MAY 31, 1996...........  $       484,641
NOVEMBER 11, 1994 (6) TO
  OCTOBER 31, 1995.......  $       374,892

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

ALLOCATION FUNDS                                FINANCIAL HIGHLIGHTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                    NET REALIZED
                           BEGINNING         NET             AND   DIVIDENDS
                           NET ASSET  INVESTMENT      UNREALIZED    FROM NET
                           VALUE PER      INCOME  GAIN (LOSS) ON  INVESTMENT
                               SHARE      (LOSS)     INVESTMENTS      INCOME
----------------------------------------------------------------------------

INDEX ALLOCATION FUND
----------------------------------------------------------------------------
A SHARES
OCTOBER 1, 1999 TO
  MARCH 31, 2000.........  $   19.72        0.00            2.72        0.00
MARCH 1, 1999 TO
  SEPTEMBER 30, 1999
  (7)....................  $   19.04        0.02            0.68       (0.02)
APRIL 1, 1998 TO
  FEBRUARY 28, 1999
  (8)....................  $   17.55        0.03            2.14       (0.03)
JANUARY 1, 1998 TO
  MARCH 31, 1998 (13)....  $   15.51        0.01            2.04       (0.01)
JANUARY 1, 1997 TO
  DECEMBER 31, 1997......  $   13.99        0.28            3.23       (0.28)
JANUARY 1, 1996 TO
  DECEMBER 31, 1996......  $   13.76        0.29            2.02       (0.29)
JANUARY 1, 1995 TO
  DECEMBER 31, 1995......  $   10.67        0.28            3.42       (0.28)
B SHARES
OCTOBER 1, 1999 TO
  MARCH 31, 2000.........  $   24.30       (0.04)           3.28        0.00
MARCH 1, 1999 TO
  SEPTEMBER 30, 1999
  (7)....................  $   23.55       (0.05)           0.80        0.00
APRIL 1, 1998 TO
  FEBRUARY 28, 1999
  (8)....................  $   21.81       (0.07)           2.61        0.00
JANUARY 1, 1998 TO
  MARCH 31, 1998 (13)....  $   19.31       (0.01)           2.51        0.00
DECEMBER 15, 1997 (6) TO
  DECEMBER 31, 1997......  $   18.99        0.00            0.32        0.00
C SHARES (14)
OCTOBER 1, 1999 TO
  MARCH 31, 2000.........  $   24.32       (0.05)           3.29        0.00
MARCH 1, 1999 TO
  SEPTEMBER 30, 1999
  (7)....................  $   23.56       (0.07)           0.83        0.00
APRIL 1, 1998 TO
  FEBRUARY 28, 1999
  (8)....................  $   21.82       (0.10)           2.64        0.00
JANUARY 1, 1998 TO
  MARCH 31, 1998 (13)....  $   19.32       (0.02)           2.52        0.00
JANUARY 1, 1997 TO
  DECEMBER 31, 1997......  $   17.42        0.20            4.00       (0.20)
JANUARY 1, 1996 TO
  DECEMBER 31, 1996......  $   17.10        0.22            2.54       (0.22)
JANUARY 1, 1995 TO
  DECEMBER 31, 1995......  $   13.26        0.20            4.24       (0.20)

MODERATE BALANCED FUND
----------------------------------------------------------------------------
I SHARES
OCTOBER 1, 1999 TO
  MARCH 31, 2000.........  $   24.18        0.47            1.76       (0.83)
JUNE 1, 1999 TO
  SEPTEMBER 30, 1999
  (5)....................  $   24.14        0.26           (0.22)       0.00
JUNE 1, 1998 TO MAY 31,
  1999...................  $   22.98        0.75            1.94       (0.75)
JUNE 1, 1997 TO MAY 31,
  1998...................  $   21.59        0.80            2.72       (0.86)
JUNE 1, 1996 TO MAY 31,
  1997...................  $   20.27        0.77            1.60       (0.76)
NOVEMBER 1, 1995 TO
  MAY 31, 1996...........  $   19.84        0.46            0.89       (0.66)
NOVEMBER 11, 1994 (6) TO
  OCTOBER 31, 1995.......  $   17.25        0.65            1.94        0.00

STRATEGIC INCOME FUND
----------------------------------------------------------------------------
I SHARES
OCTOBER 1, 1999 TO
  MARCH 31, 2000.........  $   20.06        0.49            0.76       (0.88)
JUNE 1, 1999 TO
  SEPTEMBER 30, 1999
  (5)....................  $   19.98        0.29           (0.21)       0.00
JUNE 1, 1998 TO MAY 31,
  1999...................  $   19.56        0.82            0.81       (0.84)
JUNE 1, 1997 TO MAY 31,
  1998...................  $   18.47        0.79            1.75       (0.86)
JUNE 1, 1996 TO MAY 31,
  1997...................  $   18.12        0.97            0.71       (0.95)
NOVEMBER 1, 1995 TO
  MAY 31, 1996...........  $   18.21        0.48            0.42       (0.76)
NOVEMBER 11, 1994 (6) TO
  OCTOBER 31, 1995.......  $   16.19        0.75            1.27        0.00

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
56

FINANCIAL HIGHLIGHTS (UNAUDITED)                                ALLOCATION FUNDS
--------------------------------------------------------------------------------

                           DISTRIBUTIONS     ENDING  RATIO TO AVERAGE NET ASSETS (ANNUALIZED)
                                FROM NET  NET ASSET  -----------------------------------------              PORTFOLIO
                                REALIZED  VALUE PER   NET INVESTMENT        NET          GROSS       TOTAL   TURNOVER
                                   GAINS      SHARE    INCOME (LOSS)   EXPENSES   EXPENSES (1)  RETURN (2)       RATE
---------------------------------------------------------------------------------------------------------------------

INDEX ALLOCATION FUND
---------------------------------------------------------------------------------------------------------------------
A SHARES
OCTOBER 1, 1999 TO
  MARCH 31, 2000.........           0.00  $   22.44           0.07%      1.30%          1.32%       17.56%        2%
MARCH 1, 1999 TO
  SEPTEMBER 30, 1999
  (7)....................           0.00  $   19.72           0.15%      1.26%          1.26%        3.68%        3%
APRIL 1, 1998 TO
  FEBRUARY 28, 1999
  (8)....................          (0.65) $   19.04           0.19%      1.29%           N/A        12.60%       12%
JANUARY 1, 1998 TO
  MARCH 31, 1998 (13)....           0.00  $   17.55           0.30%      1.31%          1.32%       13.23%        0%
JANUARY 1, 1997 TO
  DECEMBER 31, 1997......          (1.71) $   15.51           1.82%      1.26%          1.29%       25.18%       80%
JANUARY 1, 1996 TO
  DECEMBER 31, 1996......          (1.79) $   13.99           2.06%      1.31%          1.44%       17.04%       67%
JANUARY 1, 1995 TO
  DECEMBER 31, 1995......          (0.33) $   13.76           2.07%      1.30%          1.35%       34.71%       47%
B SHARES
OCTOBER 1, 1999 TO
  MARCH 31, 2000.........           0.00  $   27.54          (0.69)%     2.04%          2.12%       17.08%        2%
MARCH 1, 1999 TO
  SEPTEMBER 30, 1999
  (7)....................           0.00  $   24.30          (0.61)%     2.03%          2.07%        3.18%        3%
APRIL 1, 1998 TO
  FEBRUARY 28, 1999
  (8)....................          (0.80) $   23.55          (0.57)%     2.04%          2.26%       11.88%       12%
JANUARY 1, 1998 TO
  MARCH 31, 1998 (13)....           0.00  $   21.81          (0.43)%     2.06%          4.03%       12.95%        0%
DECEMBER 15, 1997 (6) TO
  DECEMBER 31, 1997......           0.00  $   19.31          (0.17)%     2.05%         15.17%        1.69%       80%
C SHARES (14)
OCTOBER 1, 1999 TO
  MARCH 31, 2000.........           0.00  $   27.56          (0.69)%     2.06%          2.18%       17.07%        2%
MARCH 1, 1999 TO
  SEPTEMBER 30, 1999
  (7)....................           0.00  $   24.32          (0.60)%     2.01%          2.02%        3.23%        3%
APRIL 1, 1998 TO
  FEBRUARY 28, 1999
  (8)....................          (0.80) $   23.56          (0.56)%     2.05%          2.06%       11.88%       12%
JANUARY 1, 1998 TO
  MARCH 31, 1998 (13)....           0.00  $   21.82          (0.44)%     2.05%          2.09%       13.00%        0%
JANUARY 1, 1997 TO
  DECEMBER 31, 1997......          (2.10) $   19.32           1.00%      2.02%          2.05%       24.07%       80%
JANUARY 1, 1996 TO
  DECEMBER 31, 1996......          (2.22) $   17.42           1.35%      2.05%          2.20%       16.37%       67%
JANUARY 1, 1995 TO
  DECEMBER 31, 1995......          (0.40) $   17.10           1.30%      2.05%          2.17%       33.72%       47%

MODERATE BALANCED FUND
---------------------------------------------------------------------------------------------------------------------
I SHARES
OCTOBER 1, 1999 TO
  MARCH 31, 2000.........          (1.25) $   24.33           3.01%(3)    0.89%(3)        0.99%(3)      9.72%      26%(4)
JUNE 1, 1999 TO
  SEPTEMBER 30, 1999
  (5)....................           0.00  $   24.18           3.37%(3)    0.88%(3)        1.09%(3)      0.17%      11%(4)
JUNE 1, 1998 TO MAY 31,
  1999...................          (0.78) $   24.14           3.26%(3)    0.88%(3)        1.09%(3)     12.02%      53%(4)
JUNE 1, 1997 TO MAY 31,
  1998...................          (1.27) $   22.98           3.57%(3)    0.88%(3)        1.05%(3)     17.04%      54%(4)
JUNE 1, 1996 TO MAY 31,
  1997...................          (0.29) $   21.59           3.70%(3)    0.88%(3)        1.04%(3)     12.04%      45%
NOVEMBER 1, 1995 TO
  MAY 31, 1996...........          (0.26) $   20.27           3.95%(3)    0.90%(3)        1.04%(3)      7.03%      53%
NOVEMBER 11, 1994 (6) TO
  OCTOBER 31, 1995.......           0.00  $   19.84           3.76%(3)    0.92%(3)        1.11%(3)     15.01%      62%

STRATEGIC INCOME FUND
---------------------------------------------------------------------------------------------------------------------
I SHARES
OCTOBER 1, 1999 TO
  MARCH 31, 2000.........          (0.54) $   19.89           4.16%(3)    0.81%(3)        0.97%(3)      6.57%      27%(4)
JUNE 1, 1999 TO
  SEPTEMBER 30, 1999
  (5)....................           0.00  $   20.06           4.32%(3)    0.80%(3)        1.05%(3)      0.40%      11%(4)
JUNE 1, 1998 TO MAY 31,
  1999...................          (0.37) $   19.98           4.22%(3)    0.80%(3)        1.04%(3)      8.45%      54%(4)
JUNE 1, 1997 TO MAY 31,
  1998...................          (0.59) $   19.56           4.47%(3)    0.80%(3)        1.03%(3)     14.13%      58%(4)
JUNE 1, 1996 TO MAY 31,
  1997...................          (0.38) $   18.47           4.38%(3)    0.81%(3)        0.98%(3)      9.58%      72%
NOVEMBER 1, 1995 TO
  MAY 31, 1996...........          (0.23) $   18.12           4.65%(3)    0.82%(3)        0.97%(3)      5.14%      56%
NOVEMBER 11, 1994 (6) TO
  OCTOBER 31, 1995.......           0.00  $   18.21           4.67%(3)    0.82%(3)        1.03%(3)     12.48%      66%


                             NET ASSETS AT
                             END OF PERIOD
                           (000'S OMITTED)
-------------------------
INDEX ALLOCATION FUND
-------------------------
A SHARES
OCTOBER 1, 1999 TO
  MARCH 31, 2000.........  $        98,959
MARCH 1, 1999 TO
  SEPTEMBER 30, 1999
  (7)....................  $        94,676
APRIL 1, 1998 TO
  FEBRUARY 28, 1999
  (8)....................  $        92,655
JANUARY 1, 1998 TO
  MARCH 31, 1998 (13)....  $        92,733
JANUARY 1, 1997 TO
  DECEMBER 31, 1997......  $        80,512
JANUARY 1, 1996 TO
  DECEMBER 31, 1996......  $        60,353
JANUARY 1, 1995 TO
  DECEMBER 31, 1995......  $        52,007
B SHARES
OCTOBER 1, 1999 TO
  MARCH 31, 2000.........  $        27,337
MARCH 1, 1999 TO
  SEPTEMBER 30, 1999
  (7)....................  $        19,431
APRIL 1, 1998 TO
  FEBRUARY 28, 1999
  (8)....................  $        12,568
JANUARY 1, 1998 TO
  MARCH 31, 1998 (13)....  $         3,322
DECEMBER 15, 1997 (6) TO
  DECEMBER 31, 1997......  $           356
C SHARES (14)
OCTOBER 1, 1999 TO
  MARCH 31, 2000.........  $        85,246
MARCH 1, 1999 TO
  SEPTEMBER 30, 1999
  (7)....................  $        77,530
APRIL 1, 1998 TO
  FEBRUARY 28, 1999
  (8)....................  $        67,364
JANUARY 1, 1998 TO
  MARCH 31, 1998 (13)....  $        56,164
JANUARY 1, 1997 TO
  DECEMBER 31, 1997......  $        46,084
JANUARY 1, 1996 TO
  DECEMBER 31, 1996......  $        24,655
JANUARY 1, 1995 TO
  DECEMBER 31, 1995......  $        16,075
MODERATE BALANCED FUND
-------------------------
I SHARES
OCTOBER 1, 1999 TO
  MARCH 31, 2000.........  $       542,826
JUNE 1, 1999 TO
  SEPTEMBER 30, 1999
  (5)....................  $       546,570
JUNE 1, 1998 TO MAY 31,
  1999...................  $       527,693
JUNE 1, 1997 TO MAY 31,
  1998...................  $       464,384
JUNE 1, 1996 TO MAY 31,
  1997...................  $       418,680
NOVEMBER 1, 1995 TO
  MAY 31, 1996...........  $       398,005
NOVEMBER 11, 1994 (6) TO
  OCTOBER 31, 1995.......  $       373,998
STRATEGIC INCOME FUND
-------------------------
I SHARES
OCTOBER 1, 1999 TO
  MARCH 31, 2000.........  $       255,207
JUNE 1, 1999 TO
  SEPTEMBER 30, 1999
  (5)....................  $       267,158
JUNE 1, 1998 TO MAY 31,
  1999...................  $       263,328
JUNE 1, 1997 TO MAY 31,
  1998...................  $       235,254
JUNE 1, 1996 TO MAY 31,
  1997...................  $       128,777
NOVEMBER 1, 1995 TO
  MAY 31, 1996...........  $       146,950
NOVEMBER 11, 1994 (6) TO
  OCTOBER 31, 1995.......  $       136,710

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

ALLOCATION FUNDS                                   NOTES TO FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

NOTES TO FINANCIAL HIGHLIGHTS (UNAUDITED)
--------------------------------------------------------------------------------

(1) During each period, various fees and expenses were waived and reimbursed. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements (Note 9).

(2) Total return calculations do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the period shown.

(3) Includes expenses allocated from the Portfolio(s) in which the Fund invests.

(4) Portfolio turnover rate is calculated by aggregating the results of multiplying the Fund's investment percentage in the respective Portfolio by the corresponding Portfolio's portfolio turnover rate.

(5)   The Fund changed its fiscal year-end from May 31 to September 30.

(6)   Commencement of operations.

(7)   The Fund changed its fiscal year-end from February 28 to September 30.

(8)   The Fund changed its fiscal year-end from March 31 to February 28.

(9)   The Fund changed its fiscal year-end from September 30 to March 31.

(10)  The Fund changed its fiscal year-end from December 31 to September 30.

(11) This ratio includes activity of the Master Portfolio prior to December 15, 1997.

(12) The portfolio turnover for the Asset Allocation Master Portfolio from its inception on April 28, 1996 to September 30, 1996, was 28%. The information shown reflects the stand-alone period only.

(13)  The Fund changed its fiscal year-end from December 31 to March 31.

(14) This class of shares commenced operations as Class D shares on July 1, 1993. These shares were renamed as Class C shares in conjunction with the consolidation of Overland Express Funds, Inc. and Stagecoach Funds, Inc. on December 15, 1997.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS                                   ALLOCATION FUNDS
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

1. ORGANIZATION
   Wells Fargo Funds Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company. The Trust commenced operations on November 8, 1999, and is currently comprised of 61 separate series. These financial statements represent the Aggressive Balanced-Equity, Asset Allocation, Growth Balanced, Index Allocation, Moderate Balanced, and Strategic Income Funds (each, a "Fund", collectively, the "Funds"), each a diversified series of the Trust.
   Concurrent with the establishment of the Trust, the Board of Trustees of the Stagecoach Family of Funds and the Board of Trustees of the Norwest Advantage Funds approved a consolidation agreement providing for the acquisition of the assets and assumption of liabilities of certain Stagecoach and Norwest Advantage Funds into the Wells Fargo Funds Trust. Effective on the close of business November 5, 1999 the Stagecoach and/or Norwest Advantage Funds were consolidated into the Wells Fargo Funds Trust through a tax-free exchange of shares as follows:

    Stagecoach Fund                                Norwest Advantage Fund                       Wells Fargo Fund
                                          AGGRESSIVE BALANCED-EQUITY FUND*          AGGRESSIVE BALANCED-EQUITY FUND

    ASSET ALLOCATION FUND*/BALANCED FUND                                            ASSET ALLOCATION FUND

                                          GROWTH BALANCED FUND*                     GROWTH BALANCED FUND

    INDEX ALLOCATION FUND*                                                          INDEX ALLOCATION FUND

                                          MODERATE BALANCED FUND*                   MODERATE BALANCED FUND

                                          STRATEGIC INCOME FUND*                    STRATEGIC INCOME FUND

   * ACCOUNTING SURVIVOR

   In the consolidation, the Wells Fargo Asset Allocation Fund acquired all of the net assets of the Stagecoach Asset Allocation Fund and Stagecoach
  Balanced Fund. The Stagecoach Balanced Fund exchanged its 6,248,314 shares (valued at $64,158,043) for 3,059,455 shares of the Wells Fargo Asset Allocation Fund. The net assets of the Stagecoach Balanced Fund included unrealized appreciation of $8,912,729.
   The Asset Allocation, Growth Balanced, and Index Allocation Funds offer
  Class A, Class B, and Class C shares. In addition, the Asset Allocation and Growth Balanced Funds also offer Institutional Class shares. The Aggressive Balanced-Equity, Moderate Balanced, and Strategic Income Funds only offer Institutional Class shares. Shareholders of each class may bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund and earn income from the portfolio pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based on the net assets of each class on the date realized. No class has preferential dividend rights. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including shareholder servicing fees.
   The Aggressive Balanced-Equity, Growth Balanced, Moderate Balanced, and Strategic Income Funds each seek to achieve its investment objective by investing all investable assets in one or more separate diversified portfolios ("Portfolio") of Core Trust, a registered open-end management investment company. Each Portfolio directly acquires portfolio securities, and a Fund investing in a Portfolio acquires an indirect interest in those securities. The Funds account for their investment in the Portfolios as partnership investments and record daily their share of the Portfolio's income, expenses, and realized and unrealized gain and loss. The financial statements of the Portfolios are in this report and should be read in conjunction with the Funds' financial statements.

2. SIGNIFICANT ACCOUNTING POLICIES
   The following significant accounting policies which are consistently followed by the Trust in the preparation of its financial statements are in conformity with generally accepted accounting principles ("GAAP") for investment companies.
   The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets

ALLOCATION FUNDS                                   NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

  and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION
   Investments in securities are valued at the close of each business day. Securities which are traded on a national or foreign securities exchange or the National Association of Securities Dealers Automated Quotation ("NASDAQ") National Market are valued at the last reported sales price. In the absence of any sale of such securities, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the valuations are based on the latest quoted bid prices. Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation. Securities for which quotations are not readily available are valued at fair value as determined by policies set by the Trust's Board of Trustees.
   Debt securities maturing in 60 days or less are valued at amortized cost. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value.

SECURITY TRANSACTIONS AND INCOME RECOGNITION
   Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized under provisions of the Internal Revenue Code of 1986, as amended (the "Code").
   Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

REPURCHASE AGREEMENTS
   Each Fund may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Wells Fargo Bank, N.A. ("WFB"). The repurchase agreements must be fully collateralized based on values that are marked to market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the Funds' custodian's responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements held by the Funds are collateralized by instruments such as U.S. Treasury or federal agency obligations.

FUTURES CONTRACTS
   The Funds may purchase futures contracts to gain exposure to market changes, which may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between parties to buy or sell a security at a set price on a future date. Upon entering into such a contract, a Fund is required to pledge to the broker an amount of cash, U.S. Government obligations or other high-quality debt securities equal to the minimum "initial margin" requirements of the exchange on which the futures contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the Securities and Exchange Commission (the "SEC") for long futures positions, the Fund is required to segregate highly liquid securities as permitted by the SEC in connection with futures transactions in an amount generally equal to the entire value of the underlying contracts. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the

NOTES TO FINANCIAL STATEMENTS                                   ALLOCATION FUNDS
--------------------------------------------------------------------------------

  contract may not correlate with changes in the value of the underlying securities. On March 31, 2000, the Funds held the following futures contracts:

                                                                             Notional           Net Unrealized
    Fund                       Contracts      Type       Expiration Date  Contract Value  Appreciation/(Depreciation)
    AGGRESSIVE
      BALANCED-EQUITY           30 SHORT  S&P 500 INDEX      JUNE, 2000   $ (11,364,750)         $   (976,875)

                                115 LONG  U.S. T-BONDS       JUNE, 2000      11,234,062               308,804

    ASSET ALLOCATION              2 LONG  S&P 500 INDEX      JUNE, 2000         757,650                54,574

    GROWTH BALANCED            423 SHORT  S&P 500 INDEX      JUNE, 2000    (160,242,975)          (13,773,937)

                               1606 LONG  U.S. T-BONDS       JUNE, 2000     156,886,125             4,312,265

    INDEX ALLOCATION              6 LONG  S&P 500 INDEX      JUNE, 2000       2,272,950                92,801

    MODERATE BALANCED          155 SHORT  S&P 500 INDEX      JUNE, 2000     (58,717,875)           (5,047,187)

                                588 LONG  U.S. T-BONDS       JUNE, 2000      57,440,250             1,578,835

    STRATEGIC INCOME            38 SHORT  S&P 500 INDEX      JUNE, 2000     (14,395,350)           (1,237,375)

                                145 LONG  U.S. T-BONDS       JUNE, 2000      14,164,687               389,359

   The Aggressive Balanced-Equity, Asset Allocation, Growth Balanced, Index Allocation, Moderate Balanced, and Strategic Income Funds have pledged to brokers U.S. Treasury bills for initial margin requirements with par values of $840,000, $100,000, $11,730,000, $143,000, $4,300,000, and $1,060,000,
  respectively.

SECURITY LOANS
   The Funds may loan securities in return for securities and cash collateral which is invested in various short-term fixed income securities. The Funds may receive compensation for lending securities in the form of fees or by retaining a portion of interest on the investment securities or cash received as collateral. A Fund also continues to receive interest or dividends on the securities loaned. Security loans are secured at all times by collateral equal to at least 102% of the market value of the securities loaned plus accrued interest. Gain or loss in the market price of the securities loaned that may occur during the term of the loan are reflected in the value of the Fund. The risks to the Fund from securities lending are that the borrower may not provide additional collateral when required or return the securities when due or when called for by the Fund. There were no securities on loan at March 31, 2000.

DISTRIBUTIONS TO SHAREHOLDERS
   Dividends to shareholders from net investment income, if any, are declared and distributed annually, with the exception of the Asset Allocation and Index Allocation Funds. Dividends to shareholders from net investment income of the Asset Allocation and Index Allocation Funds, if any, are declared and distributed quarterly. Distributions to shareholders from net realized capital gains, if any, are declared and distributed at least annually.
   Distributions are based on amounts calculated in accordance with the applicable federal income tax regulations, which may differ from generally accepted accounting principles. The timing and character of distributions made during the period from net investment income or net realized gains may also differ from their ultimate characterization for federal income tax purposes. The differences between the income or gains distributed on a book versus tax basis are shown as excess distributions of net investment income and net realized gain on sales of investments in the accompanying Statements of Changes in Net Assets. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassifications.

FEDERAL INCOME TAXES
   Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund of the Trust to continue to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined in the Code, and to make distributions of substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required at March 31, 2000.

ALLOCATION FUNDS                                   NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

DEFERRED ORGANIZATION COSTS
   Certain costs incurred in connection with the organization of the Funds and their initial registration with the Securities and Exchange Commission and with the various states prior to June 30, 1998 are being amortized on a straight-line basis over 60 months from the date each Fund commenced operations. Costs incurred after June 30, 1998 are expensed as incurred.

3. ADVISORY FEES
   The Trust has entered into separate advisory contracts on behalf of the Funds with WFB. Pursuant to the contracts, WFB has agreed to provide the following Funds with daily portfolio management, for which, WFB is entitled to be paid a monthly advisory fee at the following annual rates:

    Fund                                                % of Average Daily Net Assets
    ASSET ALLOCATION                                                       0.80

    INDEX ALLOCATION                                                       0.80

   The Aggressive Balanced-Equity, Growth Balanced, Moderate Balanced, and Strategic Income Funds are invested in various Core Portfolios. WFB is entitled to receive an investment advisory fee of 0.25% of each Fund's average daily net assets for providing advisory services including the determination of the asset allocations of each Fund's investments in the various Core Portfolios.
   Barclays Global Fund Advisors ("BGFA"), a wholly-owned subsidiary of Barclays Global Investors, N.A. ("BGI") and indirect subsidiary of Barclays Bank PLC, acts as sub-advisor to the Asset Allocation and Index Allocation Funds. BGFA is entitled to receive from WFB, as compensation for its sub-advisory services to the Asset Allocation and Index Allocation Funds, a monthly fee at the annual rate of 0.15% of each Fund's average daily net assets up to $900 million and 0.10% of the average daily net assets in excess of $900 million.
   Prior to November 8, 1999, the Trust had entered into separate advisory contracts on behalf of the Asset Allocation and Index Allocation Funds with WFB. Pursuant to the contracts, WFB had agreed to provide the Funds with daily portfolio management. Under the prior contract with the Asset Allocation Fund, WFB was entitled to be paid a monthly advisory fee at the annual rate of 0.50% of the Fund's average daily net assets up to $250 million, 0.40% of the next $250 million, and 0.30% of the Fund's average daily net assets in excess of $500 million. Under the prior contract with the Index Allocation Fund, WFB was entitled to be paid a monthly advisory fee at the annual rate of 0.70% of the Fund's average daily net assets up to $500 million, and 0.60% of the Fund's average daily net assets in excess of $500 million. The rates for the Aggressive Balanced-Equity, Growth Balanced, Moderate Balanced, and Strategic Income Funds remain unchanged.
   Each Fund that invests its assets in one or more of the Portfolios may withdraw its investments from its corresponding Portfolio(s) at any time if the Board of Trustees determines that it is in the best interests of the Fund to do so. Upon such redemption and subsequent investment in a portfolio of securities, WFB (and the corresponding sub-advisor) may receive an investment fee for the management of those assets. If the redeemed assets are invested in one or more Core Portfolios, WFB (and the corresponding sub-advisor) does not receive any compensation.

DISTRIBUTION FEES
   The Trust has adopted a Distribution Plan (the "Plan") for Class B and C shares of the Funds pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to the Class B and C shares and paid to Stephens, Inc. ("Stephens") at a rate of 0.75% of average daily net assets. There are no distribution fees for the Funds' Class A shares. The distribution fees paid on behalf of the Funds for the period ended March 31, 2000 are disclosed in the Statement of Operations.
   Prior to November 8, 1999, the Plan for the Class A shares of the Asset Allocation Fund provided that the Fund may defray all or part of the cost of preparing, printing and distributing prospectuses and other promotional materials by paying for costs incurred on an annual basis of up to 0.05% of the average daily net assets attributable to its Class A shares. The Class A Plan for the Asset Allocation Fund provided only for the reimbursement of actual expenses. The Plan for the Class A shares of the Index Allocation Fund provided that the Fund may pay to Stephens, as compensation for distribution-related services or as reimbursement for distribution-related expenses, up to 0.25% of its average daily net assets attributable to the Class A shares. Prior to November 8, 1999, the Plan for the Class B shares of the Asset Allocation Fund provided that the Fund may pay to Stephens, as compensation for distribution-related services or as

NOTES TO FINANCIAL STATEMENTS                                   ALLOCATION FUNDS
--------------------------------------------------------------------------------

  reimbursement for distribution-related expenses, a monthly fee at an annual rate of up to 0.70% of the average daily net assets attributable to its Class B shares.
   Prior to November 8, 1999, the Plan for the Class A shares of the Growth Balanced Fund authorized payment of a distribution service fee at an annual rate of 0.10% of the Fund's average daily net assets attributable to its Class A shares. The Plan for the Growth Balanced Fund also authorized payment of a maintenance fee at an annual rate of 0.25% of the Fund's average daily net assets attributable to its Class B shares.
   The Plan for Class B shares of the Index Allocation Fund, and Class C shares of the Asset Allocation and Index Allocation Funds remains unchanged.

5. ADMINISTRATION FEES
   The Trust has entered into an administration agreement on behalf of the Funds with WFB whereby WFB is entitled to receive monthly fees at the annual rate of 0.15% of each Fund's average daily net assets.
   Prior to November 8, 1999, the Administrator for the Aggressive Balanced-Equity, Growth Balanced, Moderate Balanced, and Strategic Income Funds was Forum Administrative Services, LLC ("FAdS"). The Funds were charged monthly fees at the annual rate of 0.025% of each Fund's average daily net assets.
   Prior to March 25, 1999, the Asset Allocation and Index Allocation Funds retained WFB as administrator and Stephens Inc. as co-administrator. For these services, WFB and Stephens Inc. were entitled to receive monthly fees at the annual rates of 0.03% and 0.04%, respectively, of each Fund's average daily net assets.

6. TRANSFER AGENT FEES
   The Trust has entered into a transfer agency agreement on behalf of the Funds with Boston Financial Data Services ("BFDS"). WFB has been engaged by BFDS to provide sub-transfer agency services for the Funds. Prior to November 8, 1999, for the Aggressive Balanced-Equity, Growth Balanced, Moderate Balanced, and Strategic Income Funds, Norwest served as the Trust's transfer agent. For these services, Norwest received a fee at an annual rate of 0.25% of the average daily net assets attributable to each class of each Fund's shares, except for the Class A shares of the Growth Balanced Fund, for which Norwest received a fee at an annual rate of 0.14%.
   Prior to July 17, 1999, the Trust had entered into a contract on behalf of the Funds with WFB, whereby WFB provided transfer agency services for the Asset Allocation and Index Allocation Funds, which were charged at an annual rate of 0.14% of the average daily net assets for Class A, Class B, and Class C shares of each Fund.

7. SHAREHOLDER SERVICING FEES
   The Trust has entered into contracts on behalf of the Funds with numerous shareholder servicing agents, whereby the Funds are charged 0.25% of the average daily net assets of Class A, Class B, and Class C shares for the Growth Balanced and Index Allocation Funds, and 0.10% of the average daily net assets of Class A, Class B, and Class C shares of the Asset Allocation Fund for these services. No fee is charged for Institutional Class shares of the Aggressive Balanced-Equity, Asset Allocation, Growth Balanced, Moderate Balanced, and Strategic Income Funds. Prior to November 8, 1999, shareholder servicing fees were charged at an annual rate of 0.30% of the average daily net assets of the Class A and Class B shares and 0.25% of the average daily net assets of the Class C shares of the Asset Allocation Fund. All other Funds and share classes were charged at the same 0.25% annual rate listed above.
   Prior to November 8, 1999, the Trust had adopted a Shareholder Administrative Servicing Plan (the "Administrative Servicing Plan") on behalf of the Class A shares of the Index Allocation Fund. Pursuant to the Administrative Servicing Plan, the Fund may have entered into administrative servicing agreements with administrative servicing agents who were dealers/holders of record, or that otherwise had a servicing relationship with the beneficial owners of the Fund's Class A shares. Administrative servicing agents were entitled to receive a fee which would not exceed 0.25%, on an annualized basis, of the average daily net assets of the Class A shares of the Fund. In no case would a shareholder be charged both 12b-1 and Administrative Servicing fees.

ALLOCATION FUNDS                                   NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

   The shareholder servicing fees paid on behalf of the Funds for the period ended March 31, 2000 were as follows:

    Fund                            Class A   Class B   Class C   Institutional Class
    AGGRESSIVE BALANCED-EQUITY
      FUND                               N/A       N/A       N/A         $  0

    ASSET ALLOCATION FUND           $954,904  $372,220  $ 14,775            0

    GROWTH BALANCED FUND              14,684    15,002     3,589            0

    INDEX ALLOCATION FUND            125,528    29,869   105,272          N/A

    MODERATE BALANCED FUND               N/A       N/A       N/A            0

    STRATEGIC INCOME FUND                N/A       N/A       N/A            0

8. OTHER FEES AND TRANSACTIONS WITH AFFILIATES
   Forum Accounting Services, LLC ("Forum") provides portfolio accounting services to the Funds. During the period, WFB provided sub-portfolio accounting services to the Index Allocation Fund. For these services WFB was entitled to a fixed monthly fee from the Fund plus an annual fee of 0.0025% of the Fund's average daily net assets. Prior to November 8, 1999, the Trust entered into contracts on behalf of the Asset Allocation and Index Allocation Funds with WFB, whereby WFB was responsible for providing portfolio accounting services for the Funds. Pursuant to the contract, WFB was entitled to a monthly base fee from each Fund of $2,000 plus an annual fee of 0.07% of the first $50 million of each Fund's average daily net assets, 0.045% of the next $50 million, and 0.02% of each Fund's average daily net assets in excess of $100 million.
   BGI, a wholly-owned subsidiary of Barclays Global Investors Inc., acts as custodian to the Asset Allocation and Index Allocation Funds. BGI will not be entitled to receive compensation for its services as custodian to the Funds so long as BGFA is entitled to receive fees for providing investment sub-advisory services to the Funds. Prior to November 8, 1999, the Aggressive Balanced-Equity, Growth Balanced, Moderate Balanced, and Strategic Income Funds had Norwest serve as the custodian. For its custody services, Norwest was entitled to receive a fee at an annual rate of 0.02% for the first $100 million of average daily net assets of each Fund, declining to 0.01% of the average daily net assets of each Fund in excess of $200 million. The Aggressive Balanced-Equity, Growth Balanced, Moderate Balanced, and Strategic Income Funds were not charged a custody fee at the Gateway level provided that they invested in Core Trust Portfolios. Prior to November 8, 1999, the Asset Allocation and Index Allocation were provided with custody services at the same annual rate listed above.
   Certain officers of the Trust are also officers of Stephens. As of March 31, 2000, Stephens owned 173 shares of the Asset Allocation Fund and 258,716 shares of the Index Allocation Fund.
   Stephens has retained $2,362,288 as sales charges from the proceeds of Class A shares sold, $0 from the proceeds of Class B shares redeemed and $76,914 from the proceeds of Class C shares redeemed by the Trust for the period ended March 31, 2000. A third party financing agent has retained approximately $3,596,236 from the proceeds of Class B shares redeemed by the Trust for the period ended March 31, 2000. Wells Fargo Securities Inc., a subsidiary of WFB, received $1,084,735 as sales charges from the proceeds of Class A shares sold, $0 from the proceeds of Class B shares redeemed and $0 from the proceeds of Class C shares redeemed by the Trust for the period ended March 31, 2000. Norwest Bank Minnesota, N.A. received $18,560 as sales charges from the proceeds of Class A shares sold, $234,350 from the proceeds of Class B shares redeemed and $1,279 from the proceeds of Class C shares redeemed by the Trust for the period ended March 31, 2000.

9. WAIVED FEES AND REIMBURSED EXPENSES
   All amounts shown as waived fees or reimbursed expenses on the Statement of Operations, for the period ended March 31, 2000, were waived by WFB or FAdS. Fee waivers are contractual and apply for a minimum of one year from the November 5, 1999 closing date of the reorganization (two years for the Asset Allocation Fund). Thereafter, the contract remains in effect until such time as the Board acts to reduce or eliminate such waivers.

NOTES TO FINANCIAL STATEMENTS                                   ALLOCATION FUNDS
--------------------------------------------------------------------------------

    Fund                                 Fees Waived by FAdS  Fees Waived by WFB  Total Fees Waived
    AGGRESSIVE BALANCED-EQUITY FUND           $ 16,273            $   49,468         $   65,741

    ASSET ALLOCATION FUND                            0             1,829,144          1,829,144

    GROWTH BALANCED FUND                       188,345               286,121            474,466

    INDEX ALLOCATION FUND                            0                71,334             71,334

    MODERATE BALANCED FUND                     101,231               163,280            264,511

    STRATEGIC INCOME FUND                       66,661               140,243            206,904

10. INVESTMENT PORTFOLIO TRANSACTIONS
   Purchases and sales of investments, exclusive of short-term securities (securities with maturities of one year or less at purchase date) for each Fund for the period ended March 31, 2000, were as follows:

                         AGGREGATE PURCHASES AND SALES

                                              Purchases at     Sales
    Fund                                          Cost        Proceeds
    AGGRESSIVE BALANCED-EQUITY FUND           $ 20,657,804  $ 17,396,558

    ASSET ALLOCATION FUND                      438,016,170   551,005,343

    GROWTH BALANCED FUND                       325,909,815   248,496,916

    INDEX ALLOCATION FUND                        4,479,848     9,887,641

    MODERATE BALANCED FUND                     197,353,892   135,771,324

    STRATEGIC INCOME FUND                      102,584,390    65,447,558

CORE PORTFOLIOS           PORTFOLIO OF INVESTMENTS -- MARCH 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

   DISCIPLINED GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SHARES    SECURITY NAME                                   VALUE
COMMON STOCK - 100.91%
APPAREL & ACCESSORY STORES - 2.36%
 202,200  ROSS STORES INCORPORATED                     $  4,865,438
                                                       ------------
BUSINESS SERVICES - 13.38%
  76,700  COMPUTER ASSOCIATES INTERNATIONAL
          INCORPORATED                                    4,539,681
  51,950  MICROSOFT CORPORATION+                          5,519,688
  76,400  ORACLE CORPORATION+                             5,963,975
  57,000  SUN MICROSYSTEMS INCORPORATED+                  5,341,077
 165,850  SUNGARD DATA SYSTEMS INCORPORATED+              6,260,836

                                                         27,625,257
                                                       ------------
CHEMICALS & ALLIED PRODUCTS - 5.24%
  91,280  CHIRON CORPORATION+                             4,552,590
 229,990  IVAX CORPORATION+                               6,267,228

                                                         10,819,818
                                                       ------------
COMMUNICATIONS - 2.51%
 110,520  BELLSOUTH CORPORATION                           5,194,440
                                                       ------------
DEPOSITORY INSTITUTIONS - 2.57%
  60,800  CHASE MANHATTAN CORPORATION                     5,301,000
                                                       ------------
EATING & DRINKING PLACES - 2.17%
 252,145  DARDEN RESTAURANTS INCORPORATED                 4,491,333
                                                       ------------
ELECTRIC, GAS & SANITARY SERVICES - 2.53%
  55,690  CALPINE CORPORATION+                            5,234,860
                                                       ------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
COMPUTER EQUIPMENT - 14.41%
 183,400  AMERICAN POWER CONVERSION
          CORPORATION+                                    7,863,273
  69,680  ANALOG DEVICES INCORPORATED+                    5,613,595
  66,980  LSI LOGIC CORPORATION+                          4,864,423
  33,760  TEXAS INSTRUMENTS INCORPORATED                  5,401,600
 108,030  VISHAY INTERTECHNOLOGY
          INCORPORATED+                                   6,009,169

                                                         29,752,060
                                                       ------------
FOOD & KINDRED PRODUCTS - 6.16%
  72,500  ANHEUSER-BUSCH COMPANIES
          INCORPORATED                                    4,513,125
 164,400  COCA-COLA ENTERPRISES INCORPORATED              3,544,875
  76,990  QUAKER OATS COMPANY                             4,667,519

                                                         12,725,519
                                                       ------------
GENERAL MERCHANDISE STORES - 2.53%
  69,950  TARGET CORPORATION                              5,228,763
                                                       ------------
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGING PLACES - 2.49%
 214,520  MGM GRAND INCORPORATED                          5,148,480
                                                       ------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 10.97%
  48,890  APPLE COMPUTER INCORPORATED+                    6,639,873
  65,380  APPLIED MATERIALS INCORPORATED+                 6,162,065
  49,687  EMC CORPORATION+                                6,210,875

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2000 (UNAUDITED)           CORE PORTFOLIOS
--------------------------------------------------------------------------------

   DISCIPLINED GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SHARES    SECURITY NAME                                   VALUE
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT (continued)
  82,130  INGERSOLL-RAND COMPANY                       $  3,634,253

                                                         22,647,066
                                                       ------------
INSURANCE CARRIERS - 4.95%
  77,900  JEFFERSON-PILOT CORPORATION                     5,185,219
  84,640  UNITED HEALTHCARE CORPORATION                   5,046,660

                                                         10,231,879
                                                       ------------
MEASURING, ANALYZING, & CONTROLLING INSTRUMENTS; PHOTOGRAPHIC,
MEDICAL & OPTICAL GOODS - 2.30%
 130,390  BIOMET INCORPORATED                             4,742,936
                                                       ------------
NONDEPOSITORY CREDIT INSTITUTIONS - 2.09%
  76,490  FANNIE MAE                                      4,316,904
                                                       ------------
OIL & GAS EXTRACTION - 2.17%
  77,460  KERR-MCGEE CORPORATION                          4,473,315
                                                       ------------
PETROLEUM REFINING & RELATED INDUSTRIES - 2.84%
  90,740  AMERADA HESS CORPORATION                        5,864,073
                                                       ------------
PRIMARY METAL INDUSTRIES - 2.46%
 101,490  NUCOR CORPORATION                               5,074,500
                                                       ------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES - 2.28%
  92,500  KNIGHT-RIDDER INCORPORATED                      4,711,719
                                                       ------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 8.45%
  49,440  GOLDMAN SACHS GROUP INCORPORATED                5,197,380
 116,550  KNIGHT/TRIMARK GROUP INCORPORATED               5,944,050
  77,400  MORGAN STANLEY DEAN WITTER &
          COMPANY                                         6,312,938

                                                         17,454,368
                                                       ------------
TRANSPORTATION EQUIPMENT - 3.76%
  90,140  FORD MOTOR COMPANY                              4,140,806
  72,780  GENERAL DYNAMICS CORPORATION                    3,620,805

                                                          7,761,611
                                                       ------------
TRANSPORTATION SERVICES - 2.29%
 118,880  EXPEDITORS INTERNATIONAL OF
          WASHINGTON INCORPORATED                         4,725,480
                                                       ------------

                                                        208,390,819
TOTAL COMMON STOCK (COST $168,899,613)
                                                       ------------

TOTAL INVESTMENTS IN SECURITIES
(COST $168,899,613)*                       100.91% $208,390,819
OTHER ASSETS AND LIABILITIES, NET           (0.91)   (1,877,939)
                                          -------  ------------
TOTAL NET ASSETS                           100.00% $206,512,880
                                          -------  ------------

  +  NON-INCOME EARNING SECURITIES.
  * COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES AND NET UNREALIZED APPRECIATION CONSISTS OF:



GROSS UNREALIZED APPRECIATION                       $46,881,422
GROSS UNREALIZED DEPRECIATION                       (7,390,216)
                                                    ----------
NET UNREALIZED APPRECIATION                         $39,491,206

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

CORE PORTFOLIOS           PORTFOLIO OF INVESTMENTS -- MARCH 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

   INCOME EQUITY PORTFOLIO
--------------------------------------------------------------------------------

SHARES      SECURITY NAME                                 VALUE
COMMON STOCK - 99.80%
BUSINESS SERVICES - 1.82%
   223,657  GARTNER GROUP INCORPORATED CLASS B        $    2,977,434
 2,617,800  IMS HEALTH INCORPORATED                       44,338,987
                                                          47,316,421
                                                      --------------
CHEMICALS & ALLIED PRODUCTS - 8.79%
 1,094,269  E.I. DU PONT DE NEMOURS COMPANY               57,859,473
 1,591,200  PFIZER INCORPORATED                           58,178,250
   824,800  PROCTER & GAMBLE COMPANY                      46,395,000
 1,491,811  ROHM & HAAS COMPANY                           66,572,066
                                                         229,004,789
                                                      --------------
COMMUNICATIONS - 6.65%
    90,000  ALLTEL CORPORATION                             5,675,625
 1,896,800  AT&T CORPORATION                             106,695,000
   857,600  GTE CORPORATION                               60,889,600
                                                         173,260,225
                                                      --------------
DEPOSITORY INSTITUTIONS - 4.03%
    57,000  BANK OF AMERICA CORPORATION                    2,988,936
    37,500  CITIGROUP INCORPORATED                         2,224,219
   510,650  J.P. MORGAN & COMPANY INCORPORATED            67,278,137
 1,427,850  U.S. BANCORP                                  31,234,218
    43,500  UNIONBANCAL CORPORATION                        1,198,969
                                                         104,924,481
                                                      --------------
EATING & DRINKING PLACES - 1.74%
 1,205,500  MCDONALD'S CORPORATION                        45,281,594
                                                      --------------
ELECTRIC, GAS & SANITARY SERVICES - 3.74%
    97,000  DUKE ENERGY CORPORATION                        5,092,500
   100,000  EL PASO ENERGY CORPORATION                     4,037,500
   176,079  PACIFIC GAS & ELECTRIC COMPANY                 3,697,659
   604,100  PUBLIC SERVICE ENTERPRISE GROUP
            INCORPORATED                                  17,896,462
   150,000  SOUTHERN COMPANY                               3,262,500
 1,826,350  TEXAS UTILITIES COMPANY                       54,219,766
   679,832  WASTE MANAGEMENT INCORPORATED                  9,305,201
                                                          97,511,588
                                                      --------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
COMPUTER EQUIPMENT - 9.21%
 1,047,000  EMERSON ELECTRIC COMPANY                      55,360,125
   575,978  GENERAL ELECTRIC COMPANY                      89,384,586
 1,566,292  LUCENT TECHNOLOGIES INCORPORATED              95,152,239
                                                         239,896,950
                                                      --------------
ENGINEERING, ACCOUNTING, RESEARCH, MANAGEMENT & RELATED SERVICES -
1.72%
 1,563,600  DUN & BRADSTREET CORPORATION                  44,758,050
                                                      --------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION
EQUIPMENT - 1.95%
 2,036,600  FORTUNE BRANDS INCORPORATED                   50,915,000
                                                      --------------

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2000 (UNAUDITED)           CORE PORTFOLIOS
--------------------------------------------------------------------------------

   INCOME EQUITY PORTFOLIO
--------------------------------------------------------------------------------

SHARES      SECURITY NAME                                 VALUE
FOOD & KINDRED PRODUCTS - 4.96%
 2,462,640  PEPSICO INCORPORATED                      $   85,114,995
 2,454,500  SARA LEE CORPORATION                          44,181,000
                                                         129,295,995
                                                      --------------
FOOD STORES - 0.06%
    50,400  ALBERTSON'S INCORPORATED                       1,562,400
                                                      --------------
GENERAL MERCHANDISE STORES - 6.09%
 1,138,400  J.C. PENNEY COMPANY INCORPORATED              16,933,700
 1,604,250  MAY DEPARTMENT STORES COMPANY                 45,721,125
   773,830  SEARS ROEBUCK AND COMPANY                     23,892,001
   965,800  TARGET CORPORATION                            72,193,550
                                                         158,740,376
                                                      --------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 8.14%
   956,200  HEWLETT-PACKARD COMPANY                      126,756,263
   723,000  IBM CORPORATION                               85,314,000
                                                         212,070,263
                                                      --------------
INSURANCE CARRIERS - 7.13%
   680,408  AEGON NV ARS                                  54,815,369
   786,750  AMERICAN GENERAL CORPORATION                  44,156,344
    55,000  CIGNA CORPORATION                              4,166,250
    60,000  HARTFORD FINANCIAL SERVICES GROUP              3,165,000
 2,330,000  ST. PAUL COMPANIES INCORPORATED               79,511,250
                                                         185,814,213
                                                      --------------
MEASURING, ANALYZING, & CONTROLLING INSTRUMENTS; PHOTOGRAPHIC,
MEDICAL & OPTICAL GOODS - 4.75%
    38,000  BAXTER INTERNATIONAL INCORPORATED              2,382,124
   604,050  EASTMAN KODAK COMPANY                         32,807,466
    45,000  EATON CORPORATION                              3,510,000
 1,120,500  HONEYWELL INTERNATIONAL INCORPORATED          59,036,344
 1,000,000  XEROX CORPORATION                             26,000,000
                                                         123,735,934
                                                      --------------
MISCELLANEOUS MANUFACTURING INDUSTRIES - 3.65%
 1,907,294  TYCO INTERNATIONAL LIMITED                    95,126,288
                                                      --------------
MOTION PICTURES - 1.59%
 1,000,000  WALT DISNEY COMPANY                           41,375,000
                                                      --------------
NONDEPOSITORY CREDIT INSTITUTIONS - 2.55%
   412,300  AMERICAN EXPRESS COMPANY                      61,406,931
   135,000  HOUSEHOLD INTERNATIONAL INCORPORATED           5,037,188
                                                          66,444,119
                                                      --------------
OIL & GAS EXTRACTION - 2.08%
   585,100  SCHLUMBERGER LIMITED                          44,760,150
   113,275  TRANSOCEAN SEDCO FOREX INCORPORATED            5,812,423
   142,000  USX-MARATHON GROUP                             3,700,875
                                                          54,273,448
                                                      --------------

CORE PORTFOLIOS           PORTFOLIO OF INVESTMENTS -- MARCH 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

   INCOME EQUITY PORTFOLIO
--------------------------------------------------------------------------------

SHARES      SECURITY NAME                                 VALUE
PAPER & ALLIED PRODUCTS - 2.10%
    90,000  KIMBERLY-CLARK CORPORATION                $    5,040,000
   564,458  MINNESOTA MINING AND MANUFACTURING
            COMPANY                                       49,989,812
                                                          55,029,812
                                                      --------------
PETROLEUM REFINING & RELATED INDUSTRIES - 7.75%
   580,200  ATLANTIC RICHFIELD COMPANY                    49,317,000
   458,750  CHEVRON CORPORATION                           42,405,703
   110,000  CONOCO INCORPORATED CLASS A                    2,708,750
    92,131  CONOCO INCORPORATED CLASS B                    2,360,857
   944,935  EXXON MOBIL CORPORATION                       73,527,755
   486,600  ROYAL DUTCH PETROLEUM COMPANY - NY
            SHARES                                        28,009,913
    65,000  TEXACO INCORPORATED                            3,485,625
                                                         201,815,603
                                                      --------------
PHARMACEUTICAL PREPARATIONS - 4.68%
 1,292,800  AMERICAN HOME PRODUCTS CORPORATION            69,326,400
   844,800  MERCK & COMPANY INCORPORATED                  52,483,200
                                                         121,809,600
                                                      --------------
TOBACCO PRODUCTS - 1.04%
 1,286,550  PHILIP MORRIS COMPANY INCORPORATED            27,178,369
                                                      --------------
TRANSPORTATION EQUIPMENT - 1.90%
   100,000  DANA CORPORATION                               2,818,750
   738,600  UNITED TECHNOLOGIES CORPORATION               46,670,288
                                                          49,489,038
                                                      --------------
WHOLESALE TRADE - DURABLE GOODS - 1.67%
   620,750  JOHNSON & JOHNSON                             43,491,297
                                                      --------------
                                                       2,600,120,853
TOTAL COMMON STOCK (COST $1,741,888,223)
                                                      --------------

PRINCIPAL                                   INTEREST RATE  MATURITY DATE
SHORT-TERM INSTRUMENTS - 0.04%
REPURCHASE AGREEMENTS - 0.04%
$  511,192  BEAR STEARNS & COMPANY
            AGREEMENT - 102%
            COLLATERALIZED BY U.S.
            GOVERNMENT SECURITIES                6.20%        04/03/00           511,192
   443,166  CREDIT SUISSE FIRST BOSTON
            REPURCHASE AGREEMENT - 102%
            COLLATERALIZED BY U.S.
            GOVERNMENT SECURITIES                6.22         04/03/00           443,166
                                                                                 954,358
TOTAL SHORT-TERM INSTRUMENTS (COST
$954,358)
                                                                           -------------

TOTAL INVESTMENTS IN SECURITIES
(COST $1,742,842,581)*                      99.84% $2,601,075,211
OTHER ASSETS AND LIABILITIES, NET            0.16      4,074,978
                                          -------  -------------
TOTAL NET ASSETS                           100.00% $2,605,150,189
                                          -------  -------------

  +  NON-INCOME EARNING SECURITIES.
  * COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES AND NET UNREALIZED APPRECIATION CONSISTS OF:



GROSS UNREALIZED APPRECIATION                       $1,015,018,211
GROSS UNREALIZED DEPRECIATION                        (156,785,581)
                                                    -------------
NET UNREALIZED APPRECIATION                         $ 858,232,630

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2000 (UNAUDITED)           CORE PORTFOLIOS
--------------------------------------------------------------------------------

   INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                 VALUE
COMMON STOCK - 97.83%
AGRICULTURAL PRODUCTION - CROPS - 0.03%
     46,500  NABISCO GROUP HOLDINGS CORPORATION        $      558,000
                                                       --------------
AMUSEMENT & RECREATION SERVICES - 0.68%
     18,300  HARRAH'S ENTERTAINMENT INCORPORATED+             339,694
    295,100  WALT DISNEY COMPANY                           12,209,762
                                                           12,549,456
                                                       --------------
APPAREL & ACCESSORY STORES - 0.48%
    121,400  GAP INCORPORATED                               6,047,237
     30,600  LIMITED INCORPORATED                           1,289,025
     19,200  NORDSTROM INCORPORATED                           566,400
     44,200  TJX COMPANIES INCORPORATED                       980,688
                                                            8,883,350
                                                       --------------
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR
MATERIALS - 0.04%
      8,400  LIZ CLAIBORNE INCORPORATED                       384,825
     16,800  V.F. CORPORATION                                 404,250
                                                              789,075
                                                       --------------
AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS - 0.03%
     19,700  AUTOZONE INCORPORATED+                           546,675
      7,500  PEP BOYS - MANNY, MOE & JACK                      44,531
                                                              591,206
                                                       --------------
AUTOMOTIVE REPAIR, SERVICES & PARKING - 0.01%
      9,200  RYDER SYSTEM INCORPORATED                        208,725
                                                       --------------
BUILDING CONSTRUCTION -- GENERAL CONTRACTORS & OPERATIVE BUILDERS -
0.03%
      8,500  CENTEX CORPORATION                               202,406
      6,800  KAUFMAN & BROAD HOME CORPORATION                 145,775
      6,200  PULTE CORPORATION                                129,425
                                                              477,606
                                                       --------------
BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS -
1.32%
    328,300  HOME DEPOT INCORPORATED                       21,175,350
     54,500  LOWE'S COMPANIES INCORPORATED                  3,181,438
                                                           24,356,788
                                                       --------------
BUSINESS SERVICES - 11.16%
     48,800  3COM CORPORATION+                              2,714,500
     16,900  ADOBE SYSTEMS INCORPORATED                     1,881,181
    325,400  AMERICA ONLINE INCORPORATED+                  21,883,150
      8,800  AUTODESK INCORPORATED                            400,400
     89,900  AUTOMATIC DATA PROCESSING INCORPORATED         4,337,675
     34,800  BMC SOFTWARE INCORPORATED+                     1,718,250
     26,000  CABLETRON SYSTEMS INCORPORATED+                  762,125
    100,700  CENDANT CORPORATION+                           1,862,950
     20,700  CERIDIAN CORPORATION+                            397,181
     25,500  CITRIX SYSTEMS INCORPORATED+                   1,689,375
     77,300  COMPUTER ASSOCIATES INTERNATIONAL
             INCORPORATED                                   4,575,194

CORE PORTFOLIOS           PORTFOLIO OF INVESTMENTS -- MARCH 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

   INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                 VALUE
BUSINESS SERVICES (continued)
     23,900  COMPUTER SCIENCES CORPORATION+            $    1,891,088
     51,400  COMPUWARE CORPORATION+                         1,082,613
     67,200  ELECTRONIC DATA SYSTEMS CORPORATION            4,313,400
     20,200  EQUIFAX INCORPORATED                             510,050
     59,700  FIRST DATA CORPORATION                         2,641,725
     44,000  IMS HEALTH INCORPORATED                          745,250
     40,000  INTERPUBLIC GROUP OF COMPANIES
             INCORPORATED                                   1,890,000
    742,200  MICROSOFT CORPORATION+                        78,858,750
     13,800  NCR CORPORATION+                                 553,725
     46,600  NOVELL INCORPORATED+                           1,333,925
     25,400  OMNICOM GROUP INCORPORATED                     2,373,313
    402,300  ORACLE CORPORATION+                           31,404,543
     39,300  PARAMETRIC TECHNOLOGY COMPANY+                   827,756
     38,300  PEOPLESOFT INCORPORATED+                         766,000
      3,800  SHARED MEDICAL SYSTEMS CORPORATION               197,125
    225,100  SUN MICROSYSTEMS INCORPORATED+                21,092,567
     24,400  UST INCORPORATED                                 381,250
     75,100  YAHOO! INCORPORATED+                          12,870,263
      9,900  YOUNG & RUBICAM INCORPORATED                     465,300
                                                          206,420,624
                                                       --------------
CHEMICALS & ALLIED PRODUCTS - 8.77%
    219,300  ABBOTT LABORATORIES                            7,716,618
     32,700  AIR PRODUCTS AND CHEMICALS INCORPORATED          929,906
      7,900  ALBERTO CULVER COMPANY                           188,119
     18,800  ALLERGAN INCORPORATED                            940,000
     14,600  ALZA CORPORATION+                                548,413
     34,600  AVON PRODUCTS INCORPORATED                     1,005,563
     41,500  BAXTER INTERNATIONAL INCORPORATED              2,601,531
     21,400  BIOGEN INCORPORATED+                           1,495,325
    282,900  BRISTOL-MYERS SQUIBB COMPANY                  16,337,474
     33,800  CLOROX COMPANY                                 1,098,500
     83,100  COLGATE-PALMOLIVE COMPANY                      4,684,763
     31,200  DOW CHEMICAL COMPANY                           3,556,800
    149,000  E.I. DU PONT DE NEMOURS & COMPANY              7,878,374
     11,200  EASTMAN CHEMICAL COMPANY                         509,600
     18,500  ECOLAB INCORPORATED                              678,719
    155,500  ELI LILLY & COMPANY                            9,796,500
      4,400  FMC CORPORATION+                                 248,600
     15,700  GOODRICH (B.F.) COMPANY                          450,394
      8,200  GREAT LAKES CHEMICAL CORPORATION                 278,800
     15,000  INTERNATIONAL FLAVORS & FRAGRANCES
             INCORPORATED                                     525,938
    198,400  JOHNSON & JOHNSON                             13,900,400
      9,800  MALLINCKRODT INCORPORATED                        281,750
    333,300  MERCK & COMPANY INCORPORATED                  20,706,263
     90,400  MONSANTO COMPANY+                              4,655,600
    552,100  PFIZER INCORPORATED                           20,186,156
     73,900  PHARMACIA & UPJOHN INCORPORATED                4,378,575
     24,800  PPG INDUSTRIES INCORPORATED                    1,297,350
     22,700  PRAXAIR INCORPORATED                             944,888

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2000 (UNAUDITED)           CORE PORTFOLIOS
--------------------------------------------------------------------------------

   INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                 VALUE
CHEMICALS & ALLIED PRODUCTS (continued)
    187,700  PROCTER & GAMBLE COMPANY                  $   10,558,125
     31,200  ROHM & HAAS COMPANY                            1,392,300
    209,500  SCHERING-PLOUGH CORPORATION                    7,699,124
     23,700  SHERWIN-WILLIAMS COMPANY                         519,919
     14,400  SIGMA ALDRICH                                    387,000
     19,100  UNION CARBIDE CORPORATION                      1,113,769
     10,300  W.R. GRACE & COMPANY+                            130,681
    122,500  WARNER-LAMBERT COMPANY                        11,943,750
     13,700  WATSON PHARMACEUTICALS INCORPORATED+             543,719
                                                          162,109,306
                                                       --------------
COAL MINING - 0.00%
      2,485  ARCH COAL INCORPORATED                            17,395
                                                       --------------
COMMUNICATIONS - 8.63%
     44,700  ALLTEL CORPORATION                             2,818,893
    455,700  AT&T CORPORATION                              25,633,125
    221,400  BELL ATLANTIC CORPORATION                     13,533,075
    268,400  BELLSOUTH CORPORATION                         12,614,800
    108,800  CBS CORPORATION+                               6,160,800
     19,900  CENTURYTEL INCORPORATED                          738,788
     48,300  CLEAR CHANNEL COMMUNICATIONS
             INCORPORATED+                                  3,335,719
    132,200  COMCAST CORPORATIONCLASS A+                    5,734,175
    111,200  GLOBAL CROSSING LIMITED+                       4,552,250
    138,600  GTE CORPORATION                                9,840,600
    404,800  MCI WORLDCOM INCORPORATED+                    18,342,500
     87,300  MEDIAONE GROUP INCORPORATED+                   7,071,300
     52,000  NEXTEL COMMUNICATIONS INCORPORATED+            7,709,000
    486,500  SBC COMMUNICATIONS INCORPORATED               20,433,000
    124,300  SPRINT CORPORATION (FON GROUP)                 7,830,900
    122,900  SPRINT CORPORATION (PCS GROUP)+                8,026,906
     72,000  US WEST INCORPORATED                           5,229,000
                                                          159,604,831
                                                       --------------
DEPOSITORY INSTITUTIONS - 4.92%
     55,800  AMSOUTH BANCORP                                  833,512
    243,500  BANK OF AMERICA CORPORATION                   12,768,531
    105,000  BANK OF NEW YORK COMPANY INCORPORATED          4,364,062
    163,600  BANK ONE CORPORATION                           5,623,750
     49,500  BB&T CORPORATION                               1,389,095
    117,700  CHASE MANHATTAN CORPORATION                   10,261,970
     22,300  COMERICA INCORPORATED                            933,813
     44,100  FIFTH THIRD BANCORP                            2,778,300
    140,900  FIRST UNION CORPORATION                        5,248,525
    139,800  FIRSTAR CORPORATION                            3,206,663
    130,600  FLEETBOSTON FINANCIAL CORPORATION              4,766,901
     23,000  GOLDEN WEST FINANCIAL CORPORATION                717,313
     32,600  HUNTINGTON BANCSHARES INCORPORATED               729,425
     24,700  J.P. MORGAN & COMPANY INCORPORATED             3,254,225
     63,800  KEYCORP                                        1,212,200

CORE PORTFOLIOS           PORTFOLIO OF INVESTMENTS -- MARCH 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

   INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                 VALUE
DEPOSITORY INSTITUTIONS (continued)
     72,500  MELLON FINANCIAL CORPORATION              $    2,138,750
     87,900  NATIONAL CITY CORPORATION                      1,812,938
     31,700  NORTHERN TRUST CORPORATION                     2,141,731
     17,400  OLD KENT FINANCIAL CORPORATION                   562,238
     41,900  PNC FINANCIAL SERVICES GROUP                   1,888,119
     31,200  REGIONS FINANCIAL CORPORATION                    711,750
     23,900  SOUTHTRUST CORPORATION                           607,956
     22,800  STATE STREET CORPORATION                       2,208,750
     25,000  SUMMIT BANCORP                                   656,250
     45,600  SUNTRUST BANKS INCORPORATED                    2,633,400
     39,900  SYNOVUS FINANCIAL CORPORATION                    753,113
    107,500  U.S. BANCORP                                   2,351,563
     20,100  UNION PLANTERS CORPORATION                       619,331
     28,900  WACHOVIA CORPORATION                           1,952,556
     82,300  WASHINGTON MUTUAL INCORPORATED                 2,180,950
    235,400  WELLS FARGO COMPANY#                           9,636,686
                                                           90,944,366
                                                       --------------
EATING & DRINKING PLACES - 0.47%
     18,300  DARDEN RESTAURANTS INCORPORATED                  325,969
    193,100  MCDONALD'S CORPORATION                         7,253,318
     21,500  TRICON GLOBAL RESTAURANTS INCORPORATED+          667,844
     17,000  WENDY'S INTERNATIONAL INCORPORATED               343,188
                                                            8,590,319
                                                       --------------
ELECTRIC, GAS & SANITARY SERVICES - 2.21%
     29,500  AES CORPORATION+                               2,323,124
     26,900  ALLIED WASTE INDUSTRIES INCORPORATED+            176,531
     19,600  AMEREN CORPORATION                               606,375
     27,700  AMERICAN ELECTRIC POWER COMPANY                  825,806
     22,700  CAROLINA POWER & LIGHT COMPANY                   736,331
     30,300  CENTRAL & SOUTHWEST CORPORATION                  516,994
     22,700  CINERGY CORPORATION                              488,050
     16,500  CMS ENERGY CORPORATION                           299,063
     11,600  COLUMBIA ENERGY GROUP                            687,300
     31,500  CONSOLIDATED EDISON INCORPORATED                 913,500
     21,300  CONSTELLATION ENERGY GROUP                       678,938
     34,000  DOMINION RESOURCES INCORPORATED                1,306,874
     20,700  DTE ENERGY COMPANY                               600,300
     52,200  DUKE ENERGY CORPORATION                        2,740,500
      3,800  EASTERN ENTERPRISES                              227,525
     49,500  EDISON INTERNATIONAL                             819,844
     32,600  EL PASO ENERGY CORPORATION                     1,316,225
    102,100  ENRON CORPORATION                              7,644,737
     35,200  ENTERGY CORPORATION                              710,600
     33,200  FIRSTENERGY CORPORATION                          684,750
     14,000  FLORIDA PROGRESS CORPORATION                     642,250
     25,500  FPL CORPORATION INCORPORATED                   1,174,593
     17,600  GPU INCORPORATED                                 481,800
     16,400  NEW CENTURY ENERGIES INCORPORATED                493,025

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2000 (UNAUDITED)           CORE PORTFOLIOS
--------------------------------------------------------------------------------

   INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                 VALUE
ELECTRIC, GAS & SANITARY SERVICES (continued)
     26,700  NIAGARA MOHAWK HOLDINGS INCORPORATED+     $      360,450
      6,800  NICOR INCORPORATED                               223,975
     22,100  NORTHERN STATES POWER COMPANY                    439,238
      4,400  ONEOK INCORPORATED                               110,000
     54,700  PACIFIC GAS & ELECTRIC COMPANY                 1,148,700
     26,500  PECO ENERGY COMPANY                              977,188
      5,100  PEOPLE'S ENERGY CORPORATION                      139,931
     12,000  PINNACLE WEST CAPITAL CORPORATION                338,250
     20,500  PPL CORPORATION                                  429,219
     31,100  PUBLIC SERVICE ENTERPRISE GROUP
             INCORPORATED                                     921,338
     42,200  RELIANT ENERGY INCORPORATED                      989,063
     29,200  SEMPRA ENERGY                                    489,100
     96,000  SOUTHERN COMPANY                               2,088,000
     39,400  TEXAS UTILITIES COMPANY                        1,169,688
     88,400  WASTE MANAGEMENT INCORPORATED                  1,209,975
     62,000  WILLIAMS COMPANIES INCORPORATED                2,724,125
                                                           40,853,275
                                                       --------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
EQUIPMENT - 15.00%
     14,800  ADAPTEC INCORPORATED+                            571,650
     42,900  ADC TELECOMMUNICATIONS INCORPORATED+           2,311,238
     20,900  ADVANCED MICRO DEVICES INCORPORATED+           1,192,606
     49,900  ANALOG DEVICES INCORPORATED+                   4,020,069
     11,500  ANDREW CORPORATION+                              263,063
     30,600  CONEXANT SYSTEMS INCORPORATED+                 2,172,600
     13,400  COOPER INDUSTRIES INCORPORATED                   469,000
     10,500  EATON CORPORATION                                819,000
     61,500  EMERSON ELECTRIC COMPANY                       3,251,813
    467,900  GENERAL ELECTRIC COMPANY                      72,612,230
    476,400  INTEL CORPORATION                             62,855,023
     42,400  LSI LOGIC CORPORATION+                         3,079,300
    454,600  LUCENT TECHNOLOGIES INCORPORATED              27,616,950
     12,000  MAYTAG CORPORATION                               397,500
     38,600  MICRON TECHNOLOGY INCORPORATED+                4,863,600
     28,000  MOLEX INCORPORATED                             1,645,000
    101,100  MOTOROLA INCORPORATED                         14,394,113
     24,500  NATIONAL SEMICONDUCTOR CORPORATION+            1,485,313
      5,800  NATIONAL SERVICE INDUSTRIES                      122,163
     43,500  NETWORK APPLIANCE INCORPORATED+                3,599,625
    203,300  NORTEL NETWORKS CORPORATION                   25,615,812
    105,200  QUALCOMM INCORPORATED+                        15,707,675
     22,800  SCIENTIFIC-ATLANTA INCORPORATED                1,446,375
     57,400  TELLABS INCORPORATED+                          3,615,305
    115,900  TEXAS INSTRUMENTS INCORPORATED                18,544,000
      8,200  THOMAS & BETTS CORPORATION                       231,650
     10,600  WHIRLPOOL CORPORATION                            621,425
     45,800  XILINX INCORPORATED+                           3,792,813
                                                          277,316,911
                                                       --------------

CORE PORTFOLIOS           PORTFOLIO OF INVESTMENTS -- MARCH 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

   INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                 VALUE
ENGINEERING, ACCOUNTING, RESEARCH, MANAGEMENT & RELATED SERVICES -
0.18%
     22,900  DUN & BRADSTREET CORPORATION              $      655,512
     35,200  PAYCHEX INCORPORATED                           1,843,600
      6,900  PERKINELMER INCORPORATED                         458,850
     16,300  QUINTILES TRANSNATIONAL CORPORATION+             278,119
                                                            3,236,081
                                                       --------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION
EQUIPMENT - 0.65%
      4,300  BALL CORPORATION                                 148,619
      9,400  CRANE COMPANY                                    221,488
     18,400  CROWN CORK & SEAL COMPANY INCORPORATED           294,400
     45,000  EASTMAN KODAK COMPANY                          2,444,062
     23,400  FORTUNE BRANDS INCORPORATED                      585,000
    153,000  GILLETTE COMPANY                               5,766,187
     63,700  MASCO CORPORATION                              1,305,850
     16,000  PARKER-HANNIFIN CORPORATION                      661,000
      8,300  SNAP-ON INCORPORATED                             217,356
     12,700  STANLEY WORKS                                    334,963
                                                           11,978,925
                                                       --------------
FOOD & KINDRED PRODUCTS - 2.97%
      5,300  ADOLPH COORS COMPANY                             253,406
     66,400  ANHEUSER-BUSCH COMPANIES INCORPORATED          4,133,400
     86,600  ARCHER DANIELS MIDLAND COMPANY                   898,475
     39,700  BESTFOODS INCORPORATED                         1,858,456
     60,800  CAMPBELL SOUP COMPANY                          1,869,600
    352,200  COCA-COLA COMPANY                             16,531,387
     60,700  COCA-COLA ENTERPRISES INCORPORATED             1,308,844
     70,200  CONAGRA INCORPORATED                           1,272,375
     43,000  GENERAL MILLS INCORPORATED                     1,556,063
     50,600  HEINZ (H.J.) COMPANY                           1,764,675
     15,200  HERCULES INCORPORATED                            245,100
     19,800  HERSHEY FOODS CORPORATION                        965,250
     57,900  KELLOGG COMPANY                                1,483,688
    207,600  PEPSICO INCORPORATED                           7,175,174
     19,100  QUAKER OATS COMPANY                            1,157,938
     43,100  RALSTON-RALSTON PURINA GROUP                   1,179,863
    129,600  SARA LEE CORPORATION                           2,332,800
     61,900  THE SEAGRAM COMPANY LIMITED                    3,683,050
     81,500  UNILEVER N.V. NY SHARES                        3,922,187
     16,500  WRIGLEY (WILLIAM) JR. COMPANY                  1,267,406
                                                           54,859,137
                                                       --------------
FOOD STORES - 0.24%
     60,400  ALBERTSON'S INCORPORATED                       1,872,400
      5,500  GREAT ATLANTIC & PACIFIC TEA COMPANY             107,250
    118,900  KROGER COMPANY+                                2,088,181
     20,900  WINN-DIXIE STORES INCORPORATED                   406,244
                                                            4,474,075
                                                       --------------

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2000 (UNAUDITED)           CORE PORTFOLIOS
--------------------------------------------------------------------------------

   INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                 VALUE
FURNITURE & FIXTURES - 0.03%
     28,000  LEGGETT & PLATT INCORPORATED              $      602,000
                                                       --------------
GENERAL MERCHANDISE STORES - 2.86%
     15,800  CONSOLIDATED STORES CORPORATION+                 179,725
     63,400  COSTCO WHOLESALE CORPORATION+                  3,332,462
     15,000  DILLARDS INCORPORATED                            246,563
     37,700  DOLLAR GENERAL CORPORATION                     1,013,188
     30,000  FEDERATED DEPARTMENT STORES
             INCORPORATED+                                  1,252,500
     10,200  HARCOURT GENERAL INCORPORATED                    379,950
     37,100  J.C. PENNEY COMPANY INCORPORATED                 551,863
     69,400  KMART CORPORATION+                               672,313
     23,200  KOHL'S CORPORATION+                            2,378,000
     47,400  MAY DEPARTMENT STORES COMPANY                  1,350,900
     53,900  SEARS ROEBUCK & COMPANY                        1,664,162
     62,500  TARGET CORPORATION                             4,671,874
    635,100  WAL-MART STORES INCORPORATED                  35,248,050
                                                           52,941,550
                                                       --------------
HEALTH SERVICES - 0.19%
     80,400  COLUMBIA HCA HEALTHCARE CORPORATION            2,035,125
     55,100  HEALTHSOUTH CORPORATION+                         306,494
     14,700  MANOR CARE INCORPORATED+                         198,450
     44,400  TENET HEALTHCARE CORPORATION                   1,021,200
                                                            3,561,269
                                                       --------------
HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION -- CONTRACTORS -
0.16%
     10,900  FLUOR CORPORATION                                337,900
     63,000  HALLIBURTON COMPANY                            2,583,000
                                                            2,920,900
                                                       --------------
HOLDING & OTHER INVESTMENT OFFICES - 0.03%
     46,700  CONSECO INCORPORATED                             534,131
                                                       --------------
HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES - 0.23%
     29,200  BEST BUY COMPANY INCORPORATED+                 2,511,200
     29,000  CIRCUIT CITY STORES                            1,765,375
                                                            4,276,575
                                                       --------------
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGING PLACES - 0.11%
     52,600  HILTON HOTELS CORPORATION                        407,650
     35,400  MARRIOTT INTERNATIONAL CLASS A                 1,115,100
     27,500  MIRAGE RESORTS INCORPORATED+                     532,813
                                                            2,055,563
                                                       --------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 11.87%
     23,100  APPLE COMPUTER INCORPORATED+                   3,137,269
    109,100  APPLIED MATERIALS INCORPORATED+               10,282,675
     47,000  BAKER HUGHES INCORPORATED                      1,421,750
     12,400  BLACK & DECKER CORPORATION                       465,775
      3,200  BRIGGS & STRATTON CORPORATION                    131,600
     13,100  BRUNSWICK CORPORATION                            248,081

CORE PORTFOLIOS           PORTFOLIO OF INVESTMENTS -- MARCH 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

   INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                 VALUE
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT (continued)
     50,700  CATERPILLAR INCORPORATED                  $    1,999,481
      5,300  CINCINNATI MILACRON INCORPORATED                  76,519
    975,800  CISCO SYSTEMS INCORPORATED+                   75,441,537
    241,600  COMPAQ COMPUTER CORPORATION                    6,432,600
     10,900  COMVERSE TECHNOLOGY INCORPORATED+              2,060,100
      5,900  CUMMINS ENGINE COMPANY INCORPORATED              221,619
     33,400  DEERE & COMPANY                                1,269,200
    365,800  DELL COMPUTER CORPORATION+                    19,730,337
     29,100  DOVER CORPORATION                              1,393,163
    145,100  EMC CORPORATION+                              18,137,500
     45,100  GATEWAY INCORPORATED+                          2,390,300
    143,300  HEWLETT-PACKARD COMPANY                       18,996,205
    257,100  IBM CORPORATION                               30,337,800
     23,300  INGERSOLL-RAND COMPANY                         1,031,025
     18,200  LEXMARK INTERNATIONAL GROUP
             INCORPORATED+                                  1,924,650
      8,500  MCDERMOTT INTERNATIONAL INCORPORATED              78,094
     17,700  PALL CORPORATION                                 397,144
     37,800  PITNEY BOWES INCORPORATED                      1,689,188
     30,700  SEAGATE TECHNOLOGY INCORPORATED+               1,849,675
     26,200  SILICON GRAPHICS INCORPORATED+                   276,738
     84,500  SOLECTRON CORPORATION+                         3,385,281
     27,600  TANDY CORPORATION                              1,400,700
      8,800  TIMKEN COMPANY                                   143,000
    241,200  TYCO INTERNATIONAL LIMITED                    12,029,850
     44,200  UNISYS CORPORATION+                            1,127,100
                                                          219,505,956
                                                       --------------
INSURANCE AGENTS, BROKERS & SERVICE - 0.30%
     36,600  AON CORPORATION                                1,180,350
     23,900  HUMANA INCORPORATED+                             174,769
     38,100  MARSH & MCLENNAN COMPANIES INCORPORATED        4,202,906
                                                            5,558,025
                                                       --------------
INSURANCE CARRIERS - 4.20%
     20,400  AETNA LIFE & CASUALTY INCORPORATED             1,136,025
     38,000  AFLAC INCORPORATED                             1,731,375
    114,800  ALLSTATE CORPORATION                           2,733,674
     35,200  AMERICAN GENERAL CORPORATION                   1,975,600
    220,700  AMERICAN INTERNATIONAL GROUP
             INCORPORATED                                  24,166,651
     25,100  CHUBB CORPORATION                              1,695,819
     24,100  CIGNA CORPORATION                              1,825,575
     23,400  CINCINNATI FINANCIAL CORPORATION                 880,425
    480,800  CITIGROUP INCORPORATED                        28,517,450
     31,600  HARTFORD FINANCIAL SERVICES GROUP              1,666,900
     15,000  JEFFERSON-PILOT CORPORATION                      998,438
     27,900  LINCOLN NATIONAL CORPORATION                     934,650
     15,100  LOEWS CORPORATION                                755,000
     14,200  MBIA INCORPORATED                                739,288
     15,100  MGIC INVESTMENT CORPORATION                      658,738
     10,500  PROGRESSIVE CORPORATION                          798,656

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2000 (UNAUDITED)           CORE PORTFOLIOS
--------------------------------------------------------------------------------

   INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                 VALUE
INSURANCE CARRIERS (continued)
     20,300  PROVIDIAN FINANCIAL CORPORATION           $    1,758,488
     18,500  SAFECO CORPORATION                               491,406
     32,400  ST. PAUL COMPANIES INCORPORATED                1,105,650
     18,800  TORCHMARK CORPORATION                            434,750
     24,200  UNITED HEALTHCARE CORPORATION                  1,442,925
     34,300  UNUMPROVIDENT CORPORATION                        583,100
      9,100  WELLPOINT HEALTH NETWORKS INCORPORATED+          635,863
                                                           77,666,446
                                                       --------------
LUMBER & WOOD PRODUCTS, EXCEPT FURNITURE - 0.01%
     15,200  LOUISIANA-PACIFIC CORPORATION                    210,900
                                                       --------------
MEASURING, ANALYZING, & CONTROLLING INSTRUMENTS; PHOTOGRAPHIC,
MEDICAL & OPTICAL GOODS - 1.87%
      7,300  BARD (C.R.) INCORPORATED                         282,419
      8,200  BAUSCH & LOMB INCORPORATED                       427,938
     35,800  BECTON, DICKINSON AND COMPANY                    941,988
     16,100  BIOMET INCORPORATED                              585,638
     59,100  BOSTON SCIENTIFIC CORPORATION+                 1,259,569
     20,300  DANAHER CORPORATION                            1,035,300
     43,900  GUIDANT CORPORATION+                           2,581,869
    112,900  HONEYWELL INCORPORATED                         5,948,419
     12,100  JOHNSON CONTROLS INCORPORATED                    654,156
     26,100  KLA-TENCOR CORPORATION+                        2,198,924
    170,300  MEDTRONIC INCORPORATED                         8,759,805
      6,500  MILLIPORE CORPORATION                            366,844
     29,400  PE CORP -- PE BIOSYSTEMS GROUP                 2,837,100
      6,400  POLAROID CORPORATION                             152,000
     48,300  RAYTHEON COMPANY CLASS B                         857,325
     12,000  ST. JUDE MEDICAL INCORPORATED+                   309,750
      6,800  TEKTRONIX INCORPORATED                           380,800
     24,400  TERADYNE INCORPORATED+                         2,006,900
     22,600  THERMO ELECTRON CORPORATION+                     460,475
     94,800  XEROX CORPORATION                              2,464,800
                                                           34,512,019
                                                       --------------
METAL MINING - 0.15%
     56,200  BARRICK GOLD CORPORATION                         881,638
     23,300  FREEPORT MCMORAN INCORPORATED CLASS B+           281,056
     37,100  HOMESTAKE MINING COMPANY                         222,600
     23,900  NEWMONT MINING CORPORATION                       536,256
     11,600  PHELPS DODGE CORPORATION                         551,000
     46,400  PLACER DOME INCORPORATED                         377,000
                                                            2,849,550
                                                       --------------
MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS - 0.04%
     14,300  VULCAN MATERIALS COMPANY                         655,119
                                                       --------------
MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.09%
     25,000  HASBRO INCORPORATED                              412,500
     12,500  ITT INDUSTRIES INCORPORATED                      388,281

CORE PORTFOLIOS           PORTFOLIO OF INVESTMENTS -- MARCH 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

   INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                 VALUE
MISCELLANEOUS MANUFACTURING INDUSTRIES (continued)
      4,800  JOSTENS INCORPORATED                      $      117,000
     60,000  MATTEL INCORPORATED                              626,250
      1,200  NACCO INDUSTRIES INCORPORATED                     57,525
                                                            1,601,556
                                                       --------------
MISCELLANEOUS RETAIL - 0.50%
     20,000  BED BATH & BEYOND INCORPORATED+                  787,500
     55,900  CVS CORPORATION                                2,099,744
      5,600  LONGS DRUG STORES INCORPORATED                   127,400
     47,000  OFFICE DEPOT INCORPORATED+                       543,438
     36,900  RITE AID CORPORATION                             202,950
     67,000  STAPLES INCORPORATED+                          1,340,000
     34,300  TOYS 'R' US INCORPORATED+                        508,069
    143,500  WALGREEN COMPANY                               3,695,124
                                                            9,304,225
                                                       --------------
MOTION PICTURES - 0.06%
     31,000  UNICOM CORPORATION                             1,131,500
                                                       --------------
NONDEPOSITORY CREDIT INSTITUTIONS - 1.75%
     63,800  AMERICAN EXPRESS COMPANY                       9,502,212
    103,900  ASSOCIATES FIRST CAPITAL CORPORATION           2,227,356
     28,100  CAPITAL ONE FINANCIAL CORPORATION              1,347,044
     16,200  COUNTRYWIDE CREDIT INDUSTRIES
             INCORPORATED                                     441,450
    146,100  FANNIE MAE                                     8,245,519
     99,200  FREDDIE MAC                                    4,383,400
     67,100  HOUSEHOLD INTERNATIONAL INCORPORATED           2,503,669
    114,300  MBNA CORPORATION                               2,914,650
     22,700  SLM HOLDING CORPORATION                          756,194
                                                           32,321,494
                                                       --------------
OIL & GAS EXTRACTION - 0.66%
     18,200  ANADARKO PETROLEUM CORPORATION                   704,113
     16,200  APACHE CORPORATION                               805,950
     31,000  BURLINGTON RESOURCES INCORPORATED              1,147,000
     52,400  OCCIDENTAL PETROLEUM CORPORATION               1,087,300
     13,200  ROWAN COMPANIES INCORPORATED+                    388,575
     78,400  SCHLUMBERGER LIMITED                           5,997,600
     29,800  TRANSOCEAN SEDCO FOREX INCORPORATED+           1,529,112
     35,900  UNION PACIFIC RESOURCES GROUP
             INCORPORATED                                     520,550
                                                           12,180,200
                                                       --------------
PAPER & ALLIED PRODUCTS - 1.09%
     16,100  AVERY DENNISON CORPORATION                       983,106
      7,400  BEMIS COMPANY INCORPORATED                       272,875
      8,100  BOISE CASCADE CORPORATION                        281,475
     13,700  CHAMPION INTERNATIONAL CORPORATION               729,525
     30,800  FORT JAMES CORPORATION                           677,600
     24,400  GEORGIA-PACIFIC GROUP                            965,325
     21,300  IKON OFFICE SOLUTIONS INCORPORATED               131,794

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2000 (UNAUDITED)           CORE PORTFOLIOS
--------------------------------------------------------------------------------

   INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                 VALUE
PAPER & ALLIED PRODUCTS (continued)
     59,000  INTERNATIONAL PAPER COMPANY               $    2,522,250
     79,200  KIMBERLY-CLARK CORPORATION                     4,435,200
     14,700  MEAD CORPORATION                                 513,581
     56,900  MINNESOTA MINING AND MANUFACTURING
             COMPANY                                        5,039,206
     24,500  PACTIV CORPORATION+                              214,375
      7,900  TEMPLE-INLAND INCORPORATED                       393,519
     14,300  WESTVACO CORPORATION                             477,263
     33,500  WEYERHAEUSER COMPANY                           1,909,500
     16,000  WILLAMETTE INDUSTRIES INCORPORATED               642,000
                                                           20,188,594
                                                       --------------
PERSONAL SERVICES - 0.03%
     14,000  H&R BLOCK INCORPORATED                           626,500
                                                       --------------
PETROLEUM REFINING & RELATED INDUSTRIES - 4.50%
     12,900  AMERADA HESS CORPORATION                         833,663
     10,100  ASHLAND INCORPORATED                             337,719
     46,000  ATLANTIC RICHFIELD COMPANY                     3,910,000
     93,600  CHEVRON CORPORATION                            8,652,150
     30,400  COASTAL CORPORATION                            1,398,400
     89,300  CONOCO INCORPORATED CLASS B                    2,288,313
    492,500  EXXON MOBIL CORPORATION                       38,322,655
     13,600  KERR-MCGEE CORPORATION                           785,400
     36,100  PHILLIPS PETROLEUM COMPANY                     1,669,625
    305,800  ROYAL DUTCH PETROLEUM COMPANY - NY
             SHARES                                        17,602,612
     12,800  SUNOCO INCORPORATED                              350,400
     78,900  TEXACO INCORPORATED                            4,231,012
     20,600  TOSCO CORPORATION                                627,013
     34,600  UNOCAL CORPORATION                             1,029,350
     44,300  USX-MARATHON GROUP INCORPORATED                1,154,569
                                                           83,192,881
                                                       --------------
PHARMACEUTICAL PREPARATIONS - 1.02%
    186,200  AMERICAN HOME PRODUCTS CORPORATION             9,984,975
    145,700  AMGEN INCORPORATED+                            8,942,338
                                                           18,927,313
                                                       --------------
PRIMARY METAL INDUSTRIES - 0.41%
     31,200  ALCAN ALUMINUM LIMITED                         1,056,900
     52,500  ALCOA INCORPORATED                             3,688,124
     13,300  ALLEGHENY TECHNOLOGIES INCORPORATED              266,831
     18,700  BETHLEHEM STEEL CORPORATION+                     112,200
     17,900  ENGELHARD CORPORATION                            270,738
     27,400  INCO LIMITED                                     501,763
     12,400  NUCOR CORPORATION                                620,000
      9,000  REYNOLDS METALS COMPANY                          601,875
     12,600  USX-U.S. STEEL GROUP INCORPORATED                315,000
     12,700  WORTHINGTON INDUSTRIES INCORPORATED              157,163
                                                            7,590,594
                                                       --------------

CORE PORTFOLIOS           PORTFOLIO OF INVESTMENTS -- MARCH 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

   INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                 VALUE
PRINTING, PUBLISHING & ALLIED INDUSTRIES - 1.80%
      9,200  AMERICAN GREETINGS CORPORATION            $      167,900
     10,500  DELUXE CORPORATION                               278,250
     12,800  DOW JONES & COMPANY INCORPORATED                 919,200
     39,700  GANNETT COMPANY INCORPORATED                   2,793,887
     11,900  KNIGHT-RIDDER INCORPORATED                       606,156
     28,000  MCGRAW-HILL COMPANIES INCORPORATED             1,274,000
      7,300  MEREDITH CORPORATION                             202,119
     24,400  NEW YORK TIMES COMPANY                         1,047,675
     18,000  R.R. DONNELLEY & SONS COMPANY                    376,875
    183,400  TIME WARNER INCORPORATED                      18,340,000
      8,500  TIMES MIRROR COMPANY                             789,969
     33,900  TRIBUNE COMPANY                                1,239,469
     99,400  VIACOM INCORPORATED CLASS B+                   5,243,350
                                                           33,278,850
                                                       --------------
RAILROAD TRANSPORTATION - 0.31%
     65,200  BURLINGTON NORTHERN SANTA FE CORPORATION       1,442,550
     31,100  CSX CORPORATION                                  730,850
     15,800  KANSAS CITY SOUTHERN INDUSTRIES
             INCORPORATED                                   1,357,813
     54,400  NORFOLK SOUTHERN CORPORATION                     782,000
     35,400  UNION PACIFIC CORPORATION                      1,385,025
                                                            5,698,238
                                                       --------------
RUBBER & MISCELLANEOUS PLASTICS PRODUCTS - 0.35%
      5,700  ARMSTRONG WORLD INDUSTRIES                       101,888
     10,800  COOPER TIRE AND RUBBER COMPANY                   135,675
     22,300  GOODYEAR TIRE & RUBBER COMPANY                   519,869
     42,900  ILLINOIS TOOL WORKS INCORPORATED               2,370,224
     40,200  NEWELL RUBBERMAID INCORPORATED                   997,463
     39,400  NIKE INCORPORATED CLASS B                      1,561,224
      8,000  REEBOK INTERNATIONAL LIMITED+                     74,000
     11,900  SEALED AIR CORPORATION+                          646,319
      8,200  TUPPERWARE CORPORATION                           129,663
                                                            6,536,325
                                                       --------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 1.66%
     16,200  BEAR STEARNS COMPANIES INCORPORATED              739,125
    117,000  CHARLES SCHWAB CORPORATION                     6,647,063
     35,400  FRANKLIN RESOURCES INCORPORATED                1,183,688
     17,100  LEHMAN BROTHERS HOLDING INCORPORATED           1,658,700
     52,900  MERRILL LYNCH & COMPANY INCORPORATED           5,554,500
    162,500  MORGAN STANLEY DEAN WITTER & COMPANY          13,253,905
     20,400  PAINE WEBBER GROUP INCORPORATED                  897,600
     17,000  T. ROWE PRICE ASSOCIATES INCORPORATED            671,500
                                                           30,606,081
                                                       --------------
STONE, CLAY, GLASS & CONCRETE PRODUCTS - 0.44%
     39,400  CORNING INCORPORATED                           7,643,600
      7,800  OWENS CORNING                                    151,125

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2000 (UNAUDITED)           CORE PORTFOLIOS
--------------------------------------------------------------------------------

   INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                 VALUE
STONE, CLAY, GLASS & CONCRETE PRODUCTS (continued)
     21,400  OWENS-ILLINOIS INCORPORATED+              $      361,125
                                                            8,155,850
                                                       --------------
TEXTILE MILL PRODUCTS - 0.01%
      4,700  RUSSELL CORPORATION                               67,269
      2,500  SPRINGS INDUSTRIES INCORPORATED CLASS A           95,000
                                                              162,269
                                                       --------------
TOBACCO PRODUCTS - 0.39%
    337,400  PHILIP MORRIS COMPANIES INCORPORATED           7,127,575
                                                       --------------
TRANSPORTATION BY AIR - 0.27%
     21,100  AMR CORPORATION+                                 672,563
     18,400  DELTA AIRLINES INCORPORATED                      979,800
     41,300  FEDEX CORPORATION+                             1,610,700
     71,900  SOUTHWEST AIRLINES COMPANY                     1,496,418
     10,200  US AIRWAYS GROUP INCORPORATED+                   283,688
                                                            5,043,169
                                                       --------------
TRANSPORTATION EQUIPMENT - 1.92%
    123,900  BOEING COMPANY                                 4,700,456
     23,500  DANA CORPORATION                                 662,406
     80,600  DELPHI AUTOMOTIVE SYSTEMS CORPORATION          1,289,600
    172,300  FORD MOTOR COMPANY                             7,915,031
     28,700  GENERAL DYNAMICS CORPORATION                   1,427,825
     91,300  GENERAL MOTORS CORPORATION                     7,560,781
     21,500  HARLEY-DAVIDSON INCORPORATED                   1,706,563
     56,500  LOCKHEED MARTIN CORPORATION                    1,154,719
      9,000  NAVISTAR INTERNATIONAL CORPORATION+              361,125
      9,900  NORTHROP GRUMMAN CORPORATION                     524,081
     11,200  PACCAR INCORPORATED                              560,000
     27,000  ROCKWELL INTERNATIONAL CORPORATION             1,128,938
     21,200  TEXTRON INCORPORATED                           1,290,550
     17,300  TRW INCORPORATED                               1,012,050
     67,700  UNITED TECHNOLOGIES CORPORATION                4,277,794
                                                           35,571,919
                                                       --------------
TRANSPORTATION SERVICES - 0.04%
     18,500  SABRE HOLDINGS CORPORATION                       683,344
                                                       --------------
WATER TRANSPORTATION - 0.12%
     88,000  CARNIVAL CORPORATION                           2,183,500
                                                       --------------
WHOLESALE TRADE -- DURABLE GOODS - 0.08%
     25,400  GENUINE PARTS COMPANY                            606,425
     13,300  GRAINGER (W.W.) INCORPORATED                     721,525
      4,100  POTLATCH CORPORATION                             176,300
                                                            1,504,250
                                                       --------------
WHOLESALE TRADE -- NONDURABLE GOODS - 0.46%
      9,800  BROWN-FORMAN CORPORATION                         533,488
     40,100  CARDINAL HEALTH INCORPORATED                   1,839,588

CORE PORTFOLIOS           PORTFOLIO OF INVESTMENTS -- MARCH 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

   INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                 VALUE
WHOLESALE TRADE -- NONDURABLE GOODS (continued)
     40,100  MCKESSON HBOC INCORPORATED                $      842,100
     72,500  SAFEWAY INCORPORATED+                          3,280,625
     19,900  SUPERVALU INCORPORATED                           376,856
     47,100  SYSCO CORPORATION                              1,680,881
                                                            8,553,538
                                                       --------------
                                                        1,808,839,219
TOTAL COMMON STOCK (COST $1,073,430,512)
                                                       --------------

PRINCIPAL                                    INTEREST RATE  MATURITY DATE
SHORT-TERM INSTRUMENTS - 2.08%
REPURCHASE AGREEMENTS - 1.82%
$33,725,652  GOLDMAN SACHS REPURCHASE
             AGREEMENT - 102%
             COLLATERALIZED BY U.S.
             GOVERNMENT SECURITIES                6.35%       04/03/00        33,725,650
U.S. TREASURY BILLS - 0.26%
  3,810,000  U.S. TREASURY BILLS                  4.86{::}    04/27/00         3,795,065
  1,065,000  U.S. TREASURY BILLS                  5.76{::}    02/01/01         1,011,580
                                                                              38,532,295
TOTAL SHORT-TERM INSTRUMENTS (COST
$38,534,692)
                                                                           -------------

TOTAL INVESTMENTS IN SECURITIES
(COST $1,111,965,204)*                      99.91% $1,847,371,514
OTHER ASSETS AND LIABILITIES, NET            0.09      1,685,714
                                          -------  -------------
TOTAL NET ASSETS                           100.00% $1,849,057,228
                                          -------  -------------

  #  SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $6,245,039.
  +  NON-INCOME EARNING SECURITIES.
{::} YIELD TO MATURITY.
  * COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES AND NET UNREALIZED APPRECIATION CONSISTS OF:



GROSS UNREALIZED APPRECIATION                       $838,331,748
GROSS UNREALIZED DEPRECIATION                       (102,925,438)
                                                    ------------
NET UNREALIZED APPRECIATION                         $735,406,310

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2000 (UNAUDITED)           CORE PORTFOLIOS
--------------------------------------------------------------------------------

   INTERNATIONAL PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                          VALUE
COMMON STOCK - 90.44%
AUSTRALIA - 0.43%
     96,400  COMMONWEALTH BANK OF AUSTRALIA
             (FINANCE)                                           $  1,318,910
    148,700  LEND LEASE CORPORATION LIMITED
             (FINANCE)+                                             1,921,724

                                                                    3,240,634
                                                                 ------------
AUSTRIA - 0.76%
     78,800  BRAMBLES INDUSTRIES LIMITED
             (BUSINESS SERVICES)                                    2,004,123
    337,100  BROKEN HILL PROPRIETARY
             COMPANY LIMITED (BUSINESS
             COMPUTER SERVICES)                                     3,650,786

                                                                    5,654,909
                                                                 ------------
BRAZIL - 1.01%
     50,625  TELECOMUNICACOES BRASILEIRAS
             SA ADR (FINANCE)                                       7,577,930
                                                                 ------------
CANADA - 2.07%
    433,980  ABITIBI-CONSOLIDATED
             INCORPORATED (BUSINESS
             SERVICES)+                                             4,169,933
    163,390  CANADIAN PACIFIC (BUSINESS
             SERVICES)+                                             3,646,327
    290,630  TORONTO DOMINION BANK
             (FINANCE)+                                             7,686,998

                                                                   15,503,258
                                                                 ------------
FINLAND - 0.70%
    489,060  STORA ENSO OYJ (BUSINESS
             COMPUTER SERVICES)                                     5,241,254
                                                                 ------------
FRANCE - 13.65%
     87,380  ALCATEL (CAPITAL EQUIPMENT)                           19,172,164
     49,502  AXA SA (FINANCE)                                       7,015,083
     54,187  CANAL PLUS (BUSINESS SERVICES)                        11,925,538
     41,764  CAP GEMINI SA (BUSINESS
             SERVICES)+                                            11,309,504
         12  ELF AQUITAINE SA
             (COMMUNICATION EQUIPMENT)                                  2,147
    283,686  SANOFI-SYNTHELABO SA
             (WHOLESALE NONDURABLE GOODS)                          10,817,360
    129,283  TOTAL FINA ELF SA
             (COMMUNICATION EQUIPMENT)                             19,360,243
    195,257  VIVENDI (MULTI INDUSTRY)                              22,513,794

                                                                  102,115,833
                                                                 ------------
GERMANY - 7.10%
     97,497  BASF AG (BUSINESS COMPUTER
             SERVICES)                                              4,627,303
    276,880  DEUTSCHE BANK AG (FINANCE)                            18,400,044
     67,592  KARSTADTQUELLE AG (BUSINESS
             SERVICES)                                              2,076,134
     19,025  MUENCHENER
             RUECKVERSICHERUNGS-GESELLSCHAFT
             AG (BUSINESS SERVICES)                                 6,116,726
     66,195  SIEMENS AG (MULTI INDUSTRY)                            9,532,717
    612,000  VIAG AG (CAPITAL EQUIPMENT)                           12,414,874

                                                                   53,167,798
                                                                 ------------
HONG KONG - 0.80%
    330,000  HUTCHISON WHAMPOA LIMITED
             (BUSINESS SERVICES)                                    5,954,539
                                                                 ------------
IRELAND - 0.53%
    561,881  BANK OF IRELAND (FINANCE)                              3,978,608
                                                                 ------------
ITALY - 0.57%
    845,268  ENI SPA (ENERGY)                                       4,230,105
                                                                 ------------

CORE PORTFOLIOS           PORTFOLIO OF INVESTMENTS -- MARCH 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

   INTERNATIONAL PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                          VALUE
JAPAN - 20.96%
    162,000  AMADA METRECS COMPANY LIMITED
             (CAPITAL EQUIPMENT)                                 $  1,115,117
    269,000  BRIDGESTONE CORPORATION
             (CAPITAL EQUIPMENT)                                    5,940,475
         50  CREDIT SAISON COMPANY LIMITED
             (BUSINESS SERVICES)                                          829
    204,000  DAI-DAN COMPANY LIMITED
             (CAPITAL EQUIPMENT)                                      865,207
  1,122,000  DAI-TOKYO FIRE & MARINE
             INSURANCE COMPANY (FINANCE)                            3,073,972
      1,229  EAST JAPAN RAILWAY COMPANY
             (BUSINESS SERVICES)                                    6,374,765
    218,000  FUJI PHOTO FILM COMPANY
             (CAPITAL EQUIPMENT)                                    9,607,173
    208,000  FUJITSU LIMITED (BUSINESS
             SERVICES)                                              6,388,142
    398,000  HANSHIN ELECTRIC RAILWAY
             COMPANY LIMITED (BUSINESS
             SERVICES)                                              1,156,378
    312,000  KURARAY COMPANY LIMITED
             (BUSINESS COMPUTER SERVICES)                           2,853,370
    315,000  MATSUSHITA ELECTRIC INDUSTRIAL
             COMPANY LIMITED (WHOLESALE
             DURABLE GOODS)                                         9,428,652
  1,218,000  MITSUI & COMPANY LIMITED
             (MULTI INDUSTRY)                                       9,856,575
     26,000  MURATA MANUFACTURING COMPANY
             LIMITED (CAPITAL EQUIPMENT)                            6,324,767
    810,000  NIPPON EXPRESS COMPANY LIMITED
             (CAPITAL EQUIPMENT)                                    6,025,738
        953  NIPPON TELEGRAPH & TELEPHONE
             CORPORATION (NTT) (BUSINESS
             SERVICES)                                             15,145,415
    648,000  OJI PAPER COMPANY LIMITED
             (BUSINESS SERVICES)                                    4,555,237
    245,000  OMRON CORPORATION (BUSINESS
             SERVICES)                                              6,975,087
     74,200  PROMISE COMPANY LIMITED
             (FINANCE)                                              5,722,437
  1,112,000  SAKURA BANK LIMITED (FINANCE)                          8,467,525
    260,000  SEKISUI HOUSE (CAPITAL
             EQUIPMENT)                                             2,385,413
     77,000  SONY CORPORATION (CAPITAL
             EQUIPMENT)                                            10,885,776
    460,000  SUMITOMO ELECTRIC INDUSTRIES
             (CAPITAL EQUIPMENT)                                    6,489,736
  6,353,000  SUMITOMO METAL INDUSTRIES
             LIMITED (BUSINESS COMPUTER
             SERVICES)                                              4,955,295
    117,000  TAKEDA CHEMICAL INDUSTRIES
             (WHOLESALE DURABLE GOODS)                              8,327,399
     48,000  TDK CORPORATION (WHOLESALE
             DURABLE GOODS)                                         6,542,581
    493,000  TOPPAN PRINTING COMPANY
             LIMITED (BUSINESS SERVICES)                            5,527,712
    419,000  YASUDA FIRE & MARINE INSURANCE
             COMPANY LIMITED (FINANCE)                              1,899,624

                                                                  156,890,397
                                                                 ------------
MEXICO - 1.24%
     59,310  FOMENTO ECONOMICO MEXICANO SA
             DE CV ADR (FINANCE)                                    2,668,950
     96,760  GRUPO TELEVISA SA GDR
             (BUSINESS SERVICES)+                                   6,579,680

                                                                    9,248,630
                                                                 ------------
NETHERLANDS - 6.45%
     69,754  EQUANT NV (CAPITAL EQUIPMENT)+                         5,786,864
      5,000  HEINEKEN NV (WHOLESALE
             NONDURABLE GOODS)                                        267,207
    290,843  ING GROEP NV (FINANCE)                                15,751,896
    262,875  ROYAL DUTCH PETROLEUM COMPANY
             (ENERGY)                                              15,346,359
    132,456  TNT POST GROUP NV (BUSINESS
             SERVICES)                                              2,974,677
    355,620  WOLTERS KLUWER NV (BUSINESS
             SERVICES)                                              8,166,810

                                                                   48,293,813
                                                                 ------------
NEW ZEALAND - 0.10%
    868,100  CARTER HOLT HARVEY LIMITED
             (BUSINESS COMPUTER SERVICES)                             750,262
                                                                 ------------
PORTUGAL - 0.99%
    280,170  ELECTRICIDADE DE PORTUGAL SA
             (ENERGY)                                               5,241,112

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2000 (UNAUDITED)           CORE PORTFOLIOS
--------------------------------------------------------------------------------

   INTERNATIONAL PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                          VALUE
PORTUGAL (continued)
    119,400  JERONIMO MARTINS S.G.P.S. SA
             (WHOLESALE NONDURABLE GOODS)                        $  2,165,053

                                                                    7,406,165
                                                                 ------------
SINGAPORE - 1.08%
    326,000  CITY DEVELOPMENTS LIMITED
             (FINANCE)                                              1,477,033
    158,560  DBS GROUP HOLDINGS LIMITED
             (FINANCE)                                              2,094,941
    620,000  DBS LAND LIMITED (FINANCE)                               808,290
    215,828  SINGAPORE PRESS HOLDINGS
             LIMITED (BUSINESS SERVICES)                            3,444,620
     46,776  UNITED OVERSEAS BANK LIMITED
             (FINANCE)                                                287,133

                                                                    8,112,017
                                                                 ------------
SOUTH AFRICA - 0.31%
    303,000  SAPPI LIMITED (BUSINESS
             COMPUTER SERVICES)                                     2,342,507
                                                                 ------------
SPAIN - 4.86%
  1,021,552  ENDESA SA (ENERGY)                                    23,430,607
    514,015  TELEFONICA SA (BUSINESS
             SERVICES)                                             12,984,785

                                                                   36,415,392
                                                                 ------------
SWEDEN - 3.68%
    313,983  TELEFONAKTIEBOLAGET LM
             ERICSSON "B" SHARES
             (COMMUNICATIONS)                                      27,582,518
                                                                 ------------
SWITZERLAND - 5.82%
     20,847  NOVARTIS AG (CAPITAL
             EQUIPMENT)                                            28,511,605
        586  ROCHE HOLDING AG (WHOLESALE
             NONDURABLE GOODS)                                      6,365,060
     33,121  UBS AG (FINANCE)                                       8,705,065

                                                                   43,581,730
                                                                 ------------
TAIWAN - 3.60%
     87,300  ACER INCORPORATED (CAPITAL
             EQUIPMENT)+                                            1,217,835
    329,070  ASUSTEK COMPUTER INCORPORATED
             (CAPITAL EQUIPMENT)                                    6,005,527
    400,210  CHINA STEEL CORPORATION GDR
             (BUSINESS COMPUTER SERVICES)                           5,833,061
  2,064,879  TAIWAN SEMICONDUCTOR WATTS
             (ELECTRONICS)+                                        13,910,621

                                                                   26,967,044
                                                                 ------------
UNITED KINGDOM - 13.73%
    618,140  AIRTOURS PLC (BUSINESS
             SERVICES)                                              3,320,757
     96,930  ARM HOLDINGS PLC (BUSINESS
             SERVICES)+                                             5,860,572
    502,290  BLUE CIRCLE INDUSTRIES PLC
             (BUSINESS COMPUTER SERVICES)                           3,353,459
    470,730  BRITISH LAND COMPANY PLC
             (FINANCE)                                              3,011,334
    259,770  CELLTECH GROUP PLC (WHOLESALE
             DURABLE GOODS)+                                        4,707,712
    269,970  DAVID S. SMITH HOLDINGS PLC
             (BUSINESS SERVICES)                                      553,428
    399,610  ELECTROCOMPONENTS PLC
             (TECHNOLOGIES)                                         4,051,301
    305,320  FUTURE NETWORK PLC (BUSINESS
             COMPUTER SERVICES)+                                    4,216,871
    304,750  GLAXO WELLCOME PLC
             (ELECTRONICS)                                          8,726,715
    235,000  HAYS PLC (BUSINESS SERVICES)                           1,538,010
  1,096,166  KINGFISHER PLC (WHOLESALE
             NONDURABLE GOODS)                                      9,005,880
  1,587,210  LASMO PLC (ENERGY)                                     3,057,484
  1,875,900  LEGAL & GENERAL GROUP PLC
             (FINANCE)                                              4,870,497

CORE PORTFOLIOS           PORTFOLIO OF INVESTMENTS -- MARCH 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

   INTERNATIONAL PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                          VALUE
UNITED KINGDOM (continued)
  1,628,414  ROLLS-ROYCE PLC (BUSINESS
             SERVICES)                                           $  5,280,049
  7,423,270  VODAFONE AIRTOUCH PLC
             (COMMUNICATIONS)                                      41,270,587

                                                                  102,824,656
TOTAL COMMON STOCK (COST $558,637,432)
                                                                 ------------

                                                                  677,079,999
                                                                 ------------

PRINCIPAL
SHORT-TERM INSTRUMENTS - 8.88%
$15,411,807  WELLS FARGO FUNDS TRUST 100%
             TREASURY MONEY MARKET ++                              15,411,807
 51,048,979  BUSINESS CLASS PLUS                                   51,048,979

                                                                   66,460,786
TOTAL SHORT-TERM INSTRUMENTS (COST
$66,460,786)
                                                                 ------------

TOTAL INVESTMENTS IN SECURITIES
(COST $625,098,218)*                        99.32% $743,540,785
OTHER ASSETS AND LIABILITIES, NET            0.68     5,114,468
                                          -------  ------------
TOTAL NET ASSETS                           100.00% $748,655,253
                                          -------  ------------

  +  NON-INCOME EARNING SECURITIES.
 ++ THIS WELLS FARGO FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO MONEY MARKET FUND. THE FUND IS NOT CHARGED ANY INVESTMENT ADVISORY FEE FOR AMOUNTS INVESTED IN THE WELLS FARGO MONEY MARKET FUND.
  * COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES AND NET UNREALIZED APPRECIATION CONSISTS OF:


GROSS UNREALIZED APPRECIATION                       $162,592,407
GROSS UNREALIZED DEPRECIATION                       (44,149,840)
                                                    -----------
NET UNREALIZED APPRECIATION                         $118,442,567

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2000 (UNAUDITED)           CORE PORTFOLIOS
--------------------------------------------------------------------------------

   INTERNATIONAL EQUITY PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                           VALUE
COMMON STOCKS - 96.19%
AUSTRALIA - 2.30%
    250,000  BROKEN HILL PROPRIETARY
             COMPANY LIMITED
             (MANUFACTURING)                                      $  2,707,495
    330,000  NEWS CORPORATION LIMITED
             (PRINTING PUBLISHING AND
             INDUSTRIES)                                             4,611,087

                                                                     7,318,582
                                                                  ------------
BRAZIL - 1.35%
    100,000  ARACRUZ CELULOSE SA ADR (PAPER
             PRODUCTS)+                                              2,118,750
 73,811,400  TELESP PARTICIPACOES S.A.
             (COMMUNICATIONS)                                        2,169,928

                                                                     4,288,678
                                                                  ------------
FINLAND - 2.39%
     35,000  NOKIA CORPORATION ADR
             (ELECTRONIC EQUIPMENT)                                  7,603,750
                                                                  ------------
FRANCE - 12.99%
     39,000  AXA (INSURANCE)                                         5,526,812
     17,000  CANAL PLUS (COMMUNICATIONS)                             3,741,380
     19,000  CAP GEMINI SA (BUSINESS
             SERVICES)+                                              5,145,114
     16,500  GROUPE DANONE (FOOD AND
             KINDRED PRODUCTS)                                       3,647,128
     45,000  ST MICROELECTRONICS NV
             (ELECTRONICS)                                           8,267,397
     27,000  SUEZ LYONNAISE DES EAUX
             (INDUSTRIAL)                                            4,640,076
     36,400  TOTAL FINA ELF SA (OIL AND
             GAS)                                                    5,450,932
     43,500  VIVENDI (BUSINESS SERVICES)                             5,015,698

                                                                    41,434,537
                                                                  ------------
GERMANY - 6.91%
     13,300  ALLIANZ AG (INSURANCE)                                  5,415,097
     60,000  DEUTSCHE BANK AG (BANKING)                              3,987,297
     37,800  INFINEON TECHNOLOGIES AG
             (ELECTRONICS)+                                          2,063,491
     44,000  METRO AG (RETAILERS)                                    1,759,884
     55,500  SGL CARBON AG (CHEMICALS)                               4,248,522
     19,900  SIEMENS AG (MANUFACTURING)                              2,865,792
     33,000  VEBA AG (ELECTRIC GAS AND
             SANITARY)                                               1,686,204

                                                                    22,026,287
                                                                  ------------
HONG KONG - 3.22%
    492,000  CHEUNG KONG HOLDINGS LIMITED
             (REAL ESTATE)                                           7,361,205
    250,000  HSBC HOLDINGS PLC (BANKING)                             2,921,725

                                                                    10,282,930
                                                                  ------------
HUNGARY - 0.96%
    350,000  MAGYAR TAVKOZLESI RT
             (COMMUNICATIONS)                                        3,072,677
                                                                  ------------
IRELAND - 3.38%
     82,000  ELAN COMPANY PLC ADR
             (CHEMICALS)+                                            3,895,000
    150,000  RYANAIR HOLDINGS PLC - ADR
             (AIR TRANSPORTATION)+                                   6,881,250

                                                                    10,776,250
                                                                  ------------
ITALY - 1.70%
    450,000  ENI SPA (OIL AND GAS)                                   2,252,004

CORE PORTFOLIOS           PORTFOLIO OF INVESTMENTS -- MARCH 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

   INTERNATIONAL EQUITY PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                           VALUE
ITALY (continued)
    232,300  SAN PAOLO IMI SPA (BANKING)                          $  3,180,855

                                                                     5,432,859
                                                                  ------------
JAPAN - 20.65%
     27,000  BENESSE CORPORATION
             (EDUCATION)                                             2,769,365
     45,000  FAMILYMART COMPANY LIMITED
             (GENERAL MERCHANDISE)                                   2,228,830
    160,000  FUJITSU LIMITED (ELECTRONICS)                           4,913,955
     75,000  HONDA MOTOR COMPANY LIMITED
             (TRANSPORTATION EQUIPMENT)                              3,100,472
    220,000  NIKKO SECURITIES COMPANY
             LIMITED (FINANCIAL SERVICES)                            3,333,300
        350  NIPPON TELEGRAPH & TELEPHONE
             CORPORATION (NTT)
             (COMMUNICATIONS)                                        5,562,324
    165,000  NOMURA SECURITIES COMPANY
             (FINANCIAL SERVICES)                                    5,389,264
    127,000  OMRON CORPORATION
             (ELECTRONICS)                                           3,615,657
      1,800  ORACLE CORPORATION JAPAN
             (BUSINESS SERVICES)                                     1,509,286
     55,000  SECOM COMPANY LIMITED
             (COMMERCIAL)                                            4,718,957
     50,000  SEVEN-ELEVEN JAPAN COMPANY
             LIMITED (RETAIL)                                        5,752,448
    225,000  SHARP CORPORATION
             (ELECTRONICS)                                           4,815,238
      5,000  SOFTBANK CORPORATION (COMPUTER
             SOFTWARE)                                               4,460,584
     37,000  SONY CORPORATION (ELECTRONICS)                          5,230,828
     60,000  TAKEDA CHEMICAL INDUSTRIES
             (CHEMICALS)                                             4,270,461
     80,000  TOYOTA MOTOR CORPORATION
             (TRANSPORTATION EQUIPMENT)                              4,188,562

                                                                    65,859,531
                                                                  ------------
KOREA REPUBLIC OF - 0.66%
     48,000  KOREA TELECOM CORPORATION SP
             ADR (COMMUNICATIONS)                                    2,100,000
                                                                  ------------
MEXICO - 3.65%
  1,180,000  GRUPO TELEVISA SA DE CV
             (COMMUNICATIONS)+                                       4,087,593
  2,200,000  TELEFONOS DE MEXICO SA
             (COMMUNICATIONS)                                        7,561,675

                                                                    11,649,268
                                                                  ------------
NETHERLANDS - 6.51%
    114,600  KONINKLIJKE AHOLD NV (FOOD AND
             KINDRED PRODUCTS)                                       2,981,596
     40,000  KONINKLIJKE PHILIPS
             ELECTRONICS NV (ELECTRONICS)                            6,721,087
     76,000  ROYAL DUTCH PETROLEUM COMPANY
             NY SHARES (PETROLEUM)                                   4,374,750
     70,400  UNILEVER NV (WHOLESALE TRADE)                           3,472,613
     69,000  UNITED PAN-EUROPE
             COMMUNICATIONS NV
             (COMMUNICATIONS)+                                       3,223,969

                                                                    20,774,015
                                                                  ------------
NORWAY - 1.02%
    186,000  PETROLEUM GEO-SERVICES (OIL
             AND GAS)+                                               3,261,910
                                                                  ------------
SINGAPORE - 1.72%
    415,000  DBS GROUP HOLDINGS LIMITED
             (BANKING)                                               5,483,115
                                                                  ------------
SPAIN - 2.32%
    330,000  BANCO SANTANDER SA (BANKING)                            3,546,082
    152,220  TELEFONICA SA (COMMUNICATIONS)                          3,845,304

                                                                     7,391,386
                                                                  ------------

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2000 (UNAUDITED)           CORE PORTFOLIOS
--------------------------------------------------------------------------------

   INTERNATIONAL EQUITY PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                           VALUE
SWEDEN - 2.35%
     80,000  TELEFONAKTIEBOLAGET LM
             ERICSSON SERIES B ADR
             (ELECTRONICS)                                        $  7,505,000
                                                                  ------------
SWITZERLAND - 5.31%
      4,200  ADECCO SA (BUSINESS SERVICES)                           2,904,921
      1,575  JULIUS BAER HOLDING LIMITED
             ZURICH (INVESTMENT OFFICES)                             5,929,827
      2,450  NESTLE SA (FOOD AND KINDRED
             PRODUCTS)                                               4,391,061
      2,700  NOVARTIS AG (CHEMICALS)                                 3,692,678

                                                                    16,918,487
                                                                  ------------
TAIWAN - 2.22%
    100,000  ASE TEST LIMITED
             (ELECTRONICS)+                                          2,900,000
    227,000  RITEK CORPORATION GDR
             (INDUSTRIAL MACHINERY)+                                 4,177,458

                                                                     7,077,458
                                                                  ------------
UNITED KINGDOM - 14.58%
    430,000  AMVESCAP PLC (FINANCIAL
             SERVICES)                                               5,847,974
     40,000  ARM HOLDINGS PLC ADR
             (ELECTRONICS)+                                          7,110,000
    400,000  BP AMOCO PLC (OIL AND GAS)                              3,659,620
    210,000  BRITISH TELECOMMUNICATIONS PLC
             (COMMUNICATIONS)                                        3,936,405
    673,000  INVENSYS PLC (ENGINEERING
             ACCOUNTING RESEARCH AND
             RELATED SERVICES)                                       2,990,080
     63,300  NDS GROUP PLC ADR
             (COMMUNICATIONS)+                                       4,462,650
    270,000  ROYAL BANK OF SCOTLAND GROUP
             (BANKING)                                               3,975,649
     50,000  SMITHKLINE BEECHAM PLC ADR
             (CHEMICALS)                                             3,303,125
    500,000  TELEWEST COMMUNICATIONS PLC
             (COMMUNICATIONS)+                                       3,840,688
  1,325,504  VODAFONE AIRTOUCH PLC
             (COMMUNICATIONS)                                        7,369,303

                                                                    46,495,494
                                                                  ------------

                                                                   306,752,214
TOTAL COMMON STOCKS (COST $250,901,186)
                                                                  ------------

PRINCIPAL                                    INTEREST RATE  MATURITY DATE
SHORT-TERM INSTRUMENTS - 4.86%
REPURCHASE AGREEMENTS - 4.86%
$15,506,195  CREDIT SUISSE FIRST BOSTON
             REPURCHASE AGREEMENT - 102%
             COLLATERALIZED BY U.S.
             GOVERNMENT SECURITIES
             (FINANCIAL SERVICES)                 6.22%       04/03/00       15,506,195
                                                                           ------------

TOTAL SHORT-TERM INSTRUMENTS (COST
$15,506,195)

TOTAL INVESTMENTS IN SECURITIES
(COST $266,407,381)*                       101.05% $322,258,409
OTHER ASSETS AND LIABILITIES NET            (1.05)   (3,333,331)
                                          -------  ------------
TOTAL NET ASSETS                           100.00% $318,925,078
                                          -------  ------------

  +  NON-INCOME EARNING SECURITIES.
  * COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES AND NET UNREALIZED APPRECIATION CONSISTS OF:



GROSS UNREALIZED APPRECIATION                       $ 70,090,107
GROSS UNREALIZED DEPRECIATION                        (14,239,079)
                                                    ------------
NET UNREALIZED APPRECIATION                         $ 55,851,028

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

CORE PORTFOLIOS           PORTFOLIO OF INVESTMENTS -- MARCH 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

   LARGE COMPANY GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                              VALUE
COMMON STOCK - 97.73%
BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS - 5.34%
    195,100  FASTENAL COMPANY                                       $    9,340,413
  2,359,617  HOME DEPOT INCORPORATED                                   152,195,296

                                                                       161,535,709
                                                                    --------------
BUSINESS SERVICES - 15.40%
    871,700  AUTOMATIC DATA PROCESSING
             INCORPORATED                                               42,059,525
    409,000  DST SYSTEMS INCORPORATED+                                  26,559,438
  1,660,600  FIRST DATA CORPORATION                                     73,481,550
    938,312  FISERV INCORPORATED+                                       34,893,478
  3,013,800  IMS HEALTH INCORPORATED                                    51,046,238
  2,045,160  MICROSOFT CORPORATION+                                    217,298,249
    544,500  SUNGARD DATA SYSTEMS
             INCORPORATED+                                              20,554,875

                                                                       465,893,353
                                                                    --------------
CHEMICALS & ALLIED PRODUCTS - 6.29%
    876,800  MERCK & COMPANY INCORPORATED                               54,471,200
  2,330,800  PFIZER INCORPORATED                                        85,219,875
    518,500  WARNER-LAMBERT COMPANY                                     50,553,750

                                                                       190,244,825
                                                                    --------------
DEPOSITORY INSTITUTIONS - 1.21%
    379,100  STATE STREET CORPORATION                                   36,725,313
                                                                    --------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT -
19.58%
  1,768,600  INTEL CORPORATION                                         233,344,662
  1,580,400  LUCENT TECHNOLOGIES
             INCORPORATED                                               96,009,300
    644,850  NOKIA CORPORATION ADR                                     140,093,663
  1,311,400  TELEFONAKTIEBOLAGET LM
             ERICSSON AB ADR                                           123,025,713

                                                                       592,473,338
                                                                    --------------
ENGINEERING, ACCOUNTING, RESEARCH, MANAGEMENT & RELATED SERVICES - 2.58%
  1,491,799  PAYCHEX INCORPORATED                                       78,132,973
                                                                    --------------
FOOD & KINDRED PRODUCTS - 1.09%
    704,700  COCA-COLA COMPANY                                          33,076,856
                                                                    --------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 16.98%
  3,816,000  CISCO SYSTEMS INCORPORATED+                               295,024,500
    690,200  EMC CORPORATION+                                           86,275,000
  3,304,700  SOLECTRON CORPORATION+                                    132,394,543

                                                                       513,694,043
                                                                    --------------
INSURANCE CARRIERS - 4.17%
  1,152,791  AMERICAN INTERNATIONAL GROUP
             INCORPORATED                                              126,230,615
                                                                    --------------
MEASURING, ANALYZING, & CONTROLLING INSTRUMENTS; PHOTOGRAPHIC, MEDICAL & OPTICAL
GOODS - 4.42%
  2,601,600  MEDTRONIC INCORPORATED                                    133,819,800
                                                                    --------------

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2000 (UNAUDITED)           CORE PORTFOLIOS
--------------------------------------------------------------------------------

   LARGE COMPANY GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                              VALUE
MISCELLANEOUS RETAIL - 4.12%
  1,290,500  COSTCO WHOLESALE CORPORATION+                          $   67,831,906
  2,839,275  STAPLES INCORPORATED+                                      56,785,500

                                                                       124,617,406
                                                                    --------------
MOTION PICTURES - 0.65%
    476,390  WALT DISNEY COMPANY                                        19,710,636
                                                                    --------------
OIL & GAS EXTRACTION - 0.68%
    269,300  SCHLUMBERGER LIMITED                                       20,601,450
                                                                    --------------
PERSONAL SERVICES - 1.48%
  1,140,600  CINTAS CORPORATION                                         44,697,263
                                                                    --------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 12.92%
  3,229,025  CHARLES SCHWAB CORPORATION                                183,448,982
  1,372,250  GOLDMAN SACHS GROUP
             INCORPORATED                                              144,257,781
  1,595,700  T. ROWE PRICE                                              63,030,150

                                                                       390,736,913
                                                                    --------------
WHOLESALE TRADE -- NONDURABLE GOODS - 0.82%
    537,800  CARDINAL HEALTH INCORPORATED                               24,671,575
                                                                    --------------

                                                                     2,956,862,068
TOTAL COMMON STOCK (COST $1,441,826,900)
                                                                    --------------

PRINCIPAL                                    INTEREST RATE  MATURITY DATE
SHORT-TERM INSTRUMENTS - 2.29%
REPURCHASE AGREEMENTS - 2.29%
$69,138,808  BEAR STEARNS & COMPANY
             INCORPORATED REPURCHASE
             AGREEMENT - 102%
             COLLATERALIZED BY U.S.
             GOVERNMENT SECURITIES                6.20%        04/03/00         69,138,808

                                                                                69,138,808
TOTAL SHORT-TERM INSTRUMENTS (COST
$69,138,808)
                                                                            --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $1,510,965,708)*                     100.02% $3,026,000,876
OTHER ASSETS AND LIABILITIES, NET           (0.02)       (706,941)
                                          -------  --------------
TOTAL NET ASSETS                           100.00% $3,025,293,935
                                          -------  --------------

  +  NON-INCOME EARNING SECURITIES.
  * COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES AND NET UNREALIZED APPRECIATION CONSISTS OF:



GROSS UNREALIZED APPRECIATION                       $1,584,478,451
GROSS UNREALIZED DEPRECIATION                         (69,443,283)
                                                    -------------
NET UNREALIZED APPRECIATION                         $1,515,035,168

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

CORE PORTFOLIOS           PORTFOLIO OF INVESTMENTS -- MARCH 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

   SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                  VALUE
COMMON STOCK - 90.83%
AGRICULTURAL PRODUCTION -- CROPS - 0.25%
     26,000  CHIQUITA BRANDS INTERNATIONAL
             INCORPORATED                                                $    123,500
     15,300  DELTA & PINE LAND COMPANY                                        302,175

                                                                              425,675
                                                                         ------------
AGRICULTURAL PRODUCTION -- LIVESTOCK & ANIMAL SPECIALTIES - 0.10%
      8,000  MICHAEL FOODS INCORPORATED                                       168,000
                                                                         ------------
AMUSEMENT & RECREATION SERVICES - 0.23%
      4,700  ANCHOR GAMING+                                                   178,306
     10,300  PINNACLE ENTERTAINMENT
             INCORPORATED+                                                    209,219

                                                                              387,525
                                                                         ------------
APPAREL & ACCESSORY STORES - 0.90%
     12,400  ANNTAYLOR STORES CORPORATION+                                    285,200
      5,500  ASHWORTH INCORPORATED+                                            23,719
     10,400  CATO CORPORATION                                                 122,200
      7,600  DRESS BARN INCORPORATED+                                         146,300
      8,200  FOOTSTAR INCORPORATED+                                           231,650
     13,100  GOODY'S FAMILY CLOTHING
             INCORPORATED+                                                     79,419
      9,600  GYMBOREE CORPORATION+                                             39,600
      5,500  J. BAKER INCORPORATED                                             38,500
     12,400  PACIFIC SUNWEAR OF CALIFORNIA
             INCORPORATED+                                                    477,400
      5,400  WET SEAL INCORPORATED+                                            85,050

                                                                            1,529,038
                                                                         ------------
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS - 0.48%
      6,200  CYRK INCORPORATED+                                                54,638
      2,700  HAGGAR CORPORATION                                                37,125
     11,600  HARTMARX CORPORATION+                                             31,900
     11,000  KELLWOOD COMPANY                                                 193,188
     13,700  NAUTICA ENTERPRISES
             INCORPORATED+                                                    160,975
      5,100  OSHKOSH B'GOSH INCORPORATED                                       91,800
     10,800  PHILLIPS-VAN HEUSEN
             CORPORATION                                                       83,024
      5,600  PILLOWTEX CORPORATION                                             22,400
      8,800  QUIKSILVER INCORPORATED+                                         154,550

                                                                              829,600
                                                                         ------------
AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS - 0.42%
     21,200  COPART INCORPORATED+                                             371,000
      6,600  DISCOUNT AUTO PARTS
             INCORPORATED+                                                     58,988
     20,000  O'REILLY AUTOMOTIVE
             INCORPORATED+                                                    283,750

                                                                              713,738
                                                                         ------------
AUTOMOTIVE REPAIR, SERVICES & PARKING - 0.37%
     14,500  CENTRAL PARKING CORPORATION                                      290,000
      6,400  MIDAS INCORPORATED                                               153,600

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2000 (UNAUDITED)           CORE PORTFOLIOS
--------------------------------------------------------------------------------

   SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                  VALUE
AUTOMOTIVE REPAIR, SERVICES & PARKING (continued)
     22,400  ROLLINS TRUCK LEASING
             CORPORATION                                                 $    189,000

                                                                              632,600
                                                                         ------------
BUILDING CONSTRUCTION -- GENERAL CONTRACTORS & OPERATIVE BUILDERS - 0.69%
     24,300  D.R. HORTON INCORPORATED                                         317,419
      8,800  MDC HOLDINGS INCORPORATED                                        157,850
      5,600  RYLAND GROUP INCORPORATED                                        105,000
     11,600  STANDARD PACIFIC CORPORATION                                     116,000
     14,400  TOLL BROTHERS INCORPORATED+                                      288,000
      5,400  U.S. HOME CORPORATION+                                           205,200

                                                                            1,189,469
                                                                         ------------
BUSINESS SERVICES - 12.88%
      7,800  AARON RENTS INCORPORATED                                         117,488
      8,800  ABM INDUSTRIES INCORPORATED                                      206,800
      8,100  ADVO INCORPORATED+                                               202,500
     16,100  AMERICAN MANAGEMENT SYSTEMS
             INCORPORATED+                                                    705,381
      8,900  ANALYSTS INTERNATIONAL
             CORPORATION                                                       87,887
     10,000  ASPEN TECHNOLOGY INCORPORATED+                                   403,750
      5,500  BARRA INCORPORATED+                                              186,313
     10,900  BISYS GROUP INCORPORATED+                                        724,850
      7,200  CATALINA MARKETING
             CORPORATION+                                                     729,000
     13,300  CERNER CORPORATION+                                              359,100
     11,600  CHOICEPOINT INCORPORATED+                                        433,550
     23,300  CIBER INCORPORATED+                                              477,650
     16,300  COGNEX CORPORATION+                                              940,305
      8,200  COMPUTER TASK GROUP
             INCORPORATED                                                      90,200
     15,400  DENDRITE INTERNATIONAL
             INCORPORATED+                                                    322,438
     16,900  ELOYALTY CORPORATION+                                            403,488
     16,100  EPICOR SOFTWARE CORPORATION+                                     136,850
     12,500  FACTSET RESEARCH SYSTEMS
             INCORPORATED                                                     338,281
      5,500  FAIR, ISAAC AND COMPANY
             INCORPORATED                                                     213,812
     12,800  FILENET CORPORATION+                                             380,800
      8,800  GERBER SCIENTIFIC INCORPORATED                                   169,950
      6,200  GREAT PLAINS SOFTWARE
             INCORPORATED+                                                    330,925
     15,300  HARBINGER CORPORATION+                                           445,613
     15,900  HENRY (JACK) & ASSOCIATES                                        586,313
      9,700  HNC SOFTWARE INCORPORATED+                                       699,006
     12,600  HYPERION SOLUTIONS
             CORPORATION+                                                     409,500
     18,000  INACOM CORPORATION+                                               49,500
     11,100  INFORMATION RESOURCES
             INCORPORATED+                                                     88,800
      4,600  INSURANCE AUTO AUCTIONS
             INCORPORATED+                                                     77,625
     25,000  INTERIM SERVICES INCORPORATED+                                   464,062
      4,900  KRONOS INCORPORATED+                                             145,163
     16,900  LABOR READY INCORPORATED+                                        166,888
      7,400  LASON INCORPORATED+                                               48,794
     30,200  MERCURY INTERACTIVE
             CORPORATION+                                                   2,393,350
     15,000  MIDWAY GAMES INCORPORATED+                                       198,750

CORE PORTFOLIOS           PORTFOLIO OF INVESTMENTS -- MARCH 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

   SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                  VALUE
BUSINESS SERVICES (continued)
     12,600  NATIONAL COMPUTER SYSTEMS
             INCORPORATED                                                $    639,450
     13,000  NATIONAL DATA CORPORATION                                        338,000
     19,700  NATIONAL INSTRUMENTS
             CORPORATION+                                                     924,668
      8,500  NETWORK EQUIPMENT TECHNOLOGIES
             INCORPORATED+                                                     85,000
      7,900  PRIMARK CORPORATION+                                             190,588
     13,800  PROGRESS SOFTWARE CORPORATION+                                   323,437
      8,500  PROJECT SOFTWARE & DEVELOPMENT
             INCORPORATED+                                                    480,250
      5,300  QRS CORPORATION+                                                 398,825
      6,500  RADISYS CORPORATION+                                             390,813
     11,400  REMEDY CORPORATION+                                              480,225
     15,200  RSA SECURITY INCORPORATED+                                       787,550
     30,000  S3 INCORPORATED+                                                 630,000
     11,300  SAGA SYSTEMS INCORPORATED+                                       403,975
     28,200  SNYDER COMMUNICATIONS
             INCORPORATED+                                                    634,500
     11,600  STAFFMARK INCORPORATED+                                           92,075
      7,300  THQ INCORPORATED+                                                130,488
     19,000  TRUE NORTH COMMUNICATIONS
             INCORPORATED                                                     746,937
     12,200  VERITY INCORPORATED+                                             497,150
      5,900  VOLT INFORMATION SCIENCES
             INCORPORATED+                                                    212,031

                                                                           22,120,644
                                                                         ------------
CHEMICALS & ALLIED PRODUCTS - 5.43%
     22,300  ADVANCED TISSUE SCIENCES
             INCORPORATED+                                                    150,524
     18,500  ALLIANCE PHARMACEUTICAL
             CORPORATION+                                                     276,343
     11,700  ALPHARMA INCORPORATED                                            429,975
      9,000  BARR LABORATORIES
             INCORPORATED+                                                    378,000
      9,100  BIOMATRIX INCORPORATED+                                          232,050
      8,900  BRADY COMPANY                                                    277,568
      9,700  CAMBREX CORPORATION                                              421,950
      7,200  CHEMFIRST INCORPORATED                                           139,950
     17,400  DURA PHARMACEUTICALS
             INCORPORATED+                                                    214,237
      9,300  GEON COMPANY                                                     199,950
     16,700  IDEC PHARMACEUTICALS
             CORPORATION+                                                   1,640,775
     10,200  IMMUNE RESPONSE CORPORATION+                                     117,300
     25,600  JONES PHARMA INCORPORATED                                        777,600
      9,200  LILLY INDUSTIRES INCORPORATED
             CLASS A                                                          113,850
     15,400  LIPOSOME COMPANY INCORPORATED+                                   269,020
     12,300  MACDERMID INCORPORATED                                           325,950
      3,900  MCWHORTER TECHNOLOGIES
             INCORPORATED+                                                     46,800
     11,500  MEDICIS PHARMACEUTICAL
             CORPORATION+                                                     460,000
     10,300  MISSISSIPPI CHEMICAL
             CORPORATION                                                       70,168
      6,800  NATURES SUNSHINE PRODUCT
             INCORPORATED                                                      54,400
     26,100  NBTY INCORPORATED+                                               357,244
     13,000  NORTH AMERICAN VACCINE
             INCORPORATED+                                                     34,938
      8,500  NOVEN PHARMACEUTICALS
             INCORPORATED+                                                     92,969
      9,400  OM GROUP INCORPORATED                                            427,700
     16,500  OMNOVA SOLUTIONS INCORPORATED                                     92,813
      9,800  PAREXEL INTERNATIONAL
             CORPORATION+                                                      92,488

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2000 (UNAUDITED)           CORE PORTFOLIOS
--------------------------------------------------------------------------------

   SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                  VALUE
CHEMICALS & ALLIED PRODUCTS (continued)
      2,900  PENFORD CORPORATION                                         $     52,563
      7,400  PROTEIN DESIGN LABS
             INCORPORATED+                                                    588,300
      3,500  QUAKER CHEMICAL CORPORATION                                       59,500
     11,000  SCOTTS COMPANY+                                                  462,000
     10,100  VERTEX PHARMACEUTICALS
             INCORPORATED+                                                    472,806

                                                                            9,329,731
                                                                         ------------
COMMUNICATIONS - 0.67%
      8,500  AUDIOVOX CORPORATION+                                            370,813
     21,000  BRIGHTPOINT INCORPORATED+                                        257,250
     20,000  GENERAL COMMUNICATIONS
             INCORPORATED+                                                    107,500
     25,500  TALK.COM INCORPORATED+                                           408,000

                                                                            1,143,563
                                                                         ------------
CONSTRUCTION-SPECIAL TRADE CONTRACTORS - 0.71%
     10,900  APOGEE ENTERPRISES
             INCORPORATED                                                      43,260
      4,100  CHEMED CORPORATION                                               123,000
     15,200  DYCOM INDUSTRIES INCORPORATED+                                   741,000
      9,900  INSITUFORM TECHNOLOGIES
             CLASS A+                                                         303,188

                                                                            1,210,448
                                                                         ------------
CONSUMER PRODUCTS - 0.01%
      3,100  SWISS ARMY BRANDS
             INCORPORATED+                                                     15,113
                                                                         ------------
DEPOSITORY INSTITUTIONS - 5.28%
      9,800  ANCHOR BANCORP WISCONSIN
             INCORPORATED                                                     155,575
      9,200  BANKNORTH GROUP INCORPORATED                                     246,675
     10,100  CAROLINA FIRST CORPORATION                                       132,563
     15,500  CENTURA BANKS INCORPORATED                                       710,094
     11,200  CHITTENDEN CORPORATION                                           332,500
     11,600  COMMERCE BANCORP INCORPORATED                                    429,200
     22,700  COMMERCIAL FEDERAL CORPORATION                                   377,388
     19,700  COMMUNITY FIRST BANKSHARES
             INCORPORATED                                                     315,200
     20,900  CULLEN/FROST BANKERS
             INCORPORATED                                                     552,544
     11,100  DOWNEY FINANCIAL CORPORATION                                     235,875
     11,200  FIRST BANCORP/PUERTO RICO                                        197,400
     16,200  FIRST MIDWEST BANCORP
             INCORPORATED                                                     392,850
     19,900  HUDSON UNITED BANCORP                                            431,581
      5,700  INVESTORS FINANCIAL SERVICES
             CORPORATION                                                      335,588
      9,500  MAF BANCORP INCORPORATED                                         153,781
     10,100  PROVIDENT BANKSHARES
             CORPORATION                                                      159,075
      8,300  QUEENS COUNTY BANCORP
             INCORPORATED                                                     149,919
     11,200  RIGGS NATIONAL CORPORATION                                       136,500
      8,800  SILICON VALLEY BANCSHARES+                                       632,500
     11,000  SOUTHWEST BANCORPORATION OF
             TEXAS INCORPORATED+                                              213,812
     15,600  STATEN ISLAND BANCORP
             INCORPORATED                                                     267,150
     14,600  SUSQUEHANNA BANCSHARES
             INCORPORATED                                                     201,662
     21,100  TRUSTCO BANK CORPORATION NEW
             YORK                                                             246,605

CORE PORTFOLIOS           PORTFOLIO OF INVESTMENTS -- MARCH 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

   SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                  VALUE
DEPOSITORY INSTITUTIONS (continued)
      7,400  U.S. TRUST CORPORATION                                      $  1,398,600
     16,800  UNITED BANKSHARES INCORPORATED                                   369,600
      8,900  WHITNEY HOLDING CORPORATION                                      290,362

                                                                            9,064,599
                                                                         ------------
EATING & DRINKING PLACES - 1.38%
     10,700  APPLEBEE'S INTERNATIONAL
             INCORPORATED                                                     300,938
     10,700  CEC ENTERTAINMENT
             INCORPORATED+                                                    290,238
      7,900  CHEESECAKE FACTORY+                                              328,838
     19,900  CKE RESTAURANTS INCORPORATED                                     126,862
     11,600  CONSOLIDATED PRODUCTS
             INCORPORATED+                                                    109,475
      7,900  IHOP CORPORATION+                                                110,600
     15,100  JACK IN THE BOX INCORPORATED+                                    321,819
      9,800  LANDRY'S SEAFOOD RESTAURANTS
             INCORPORATED                                                      62,475
      8,800  LUBY'S INCORPORATED                                               83,050
     12,200  RUBY TUESDAY INCORPORATED                                        213,500
     14,300  RYAN'S FAMILY STEAK HOUSES
             INCORPORATED+                                                    136,743
      7,200  SONIC CORPORATION+                                               196,200
      5,200  TACO CABANA INCORPORATED
             CLASS A+                                                          30,875
      9,000  TCBY ENTERPRISES INCORPORATED                                     51,750

                                                                            2,363,363
                                                                         ------------
ELECTRIC, GAS & SANITARY SERVICES - 2.71%
      3,500  AMERICAN STATES WATER COMPANY                                    104,125
     12,400  ATMOS ENERGY CORPORATION                                         203,050
      2,900  BANGOR HYDRO-ELECTRIC COMPANY                                     50,206
      4,400  CASCADE NATURAL GAS
             CORPORATION                                                       70,950
      4,500  CENTRAL VERMONT PUBLIC SERVICE
             CORPORATION                                                       46,968
      6,600  CH ENERGY GROUP INCORPORATED                                     200,475
      8,100  EASTERN UTILITIES ASSOCIATES                                     254,137
     11,900  ENERGEN CORPORATION                                              189,656
      2,100  GREEN MOUNTAIN POWER
             CORPORATION                                                       14,044
      7,400  LACLEDE GAS COMPANY                                              148,000
      7,000  NEW JERSEY RESOURCES
             CORPORATION                                                      299,250
      9,900  NORTHWEST NATURAL GAS COMPANY                                    193,050
      9,100  NORTHWESTERN CORPORATION                                         187,688
     16,100  PHILADELPHIA SUBURBAN
             CORPORATION                                                      291,813
     12,300  PIEDMONT NATURAL GAS COMPANY                                     320,569
     18,900  SOUTHERN UNION COMPANY+                                          341,381
     12,200  SOUTHWEST GAS CORPORATION                                        232,563
      9,800  SOUTHWESTERN ENERGY COMPANY                                       64,925
      5,300  TNP ENTERPRISES INCORPORATED                                     232,205
      5,600  UNITED ILLUMINATING COMPANY                                      219,800
     15,300  UNITED WATER RESOURCES
             INCORPORATED                                                     531,675
     14,800  WICOR INCORPORATED                                               458,800

                                                                            4,655,330
                                                                         ------------

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2000 (UNAUDITED)           CORE PORTFOLIOS
--------------------------------------------------------------------------------

   SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                  VALUE
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT -
15.54%
      8,600  ACTEL CORPORATION+                                          $    306,912
     13,400  ADAPTIVE BROADBAND
             CORPORATION+                                                     716,900
     10,900  ALLEN TELECOM INCORPORATED+                                      173,718
      7,800  ALPHA INDUSTRIES INCORPORATED+                                   741,000
      7,400  AMERICAN XTAL TECHNOLOGY
             INCORPORATED+                                                    239,575
     14,700  ARTESYN TECHNOLOGIES
             INCORPORATED+                                                    278,381
     19,200  ASPECT COMMUNICATIONS
             CORPORATION+                                                     711,600
     14,100  BALDOR ELECTRIC COMPANY                                          254,681
      6,400  BENCHMARK ELECTRONICS
             INCORPORATED+                                                    236,800
     10,800  BMC INDUSTRIES INCORPORATED                                       61,425
     21,900  BURR-BROWN CORPORATION+                                        1,190,813
      5,100  C&D TECHNOLOGIES INCORPORATED                                    300,900
     12,600  C-COR.NET CORPORATION+                                           617,400
     16,000  C-CUBE MICROSYSTEMS
             INCORPORATED+                                                  1,165,000
     11,100  CABLE DESIGN TECHNOLOGIES
             CORPORATION+                                                     376,706
      2,400  CENTIGRAM COMMUNICATIONS
             CORPORATION+                                                      45,600
     11,900  CHECKPOINT SYSTEMS
             INCORPORATED+                                                     99,663
      5,700  CONCORD COMMUNICATIONS
             INCORPORATED+                                                    202,706
     10,900  CTS CORPORATION                                                  621,300
     22,800  DALLAS SEMICONDUCTOR
             CORPORATION                                                      800,850
     27,400  DIGITAL MICROWAVE CORPORATION+                                   928,175
      8,700  DIONEX CORPORATION+                                              286,556
     10,400  ELECTRO SCIENTIFIC INDUSTRIES
             INCORPORATED+                                                    603,200
     14,500  GENERAL SEMICONDUCTOR
             INCORPORATED+                                                    250,125
      5,400  HADCO CORPORATION+                                               348,975
      6,800  HARMAN INTERNATIONAL
             INDUSTRIES INCORPORATED                                          408,000
      4,500  HARMON INDUSTRIES INCORPORATED                                    81,563
      8,800  HELIX TECHNOLOGY CORPORATION                                     528,550
      9,800  HUTCHINSON TECHNOLOGY
             INCORPORATED+                                                    172,725
      5,800  INNOVEX INCORPORATED                                              56,731
     10,200  INTER-TEL INCORPORATED                                           279,225
     24,100  INTERNATIONAL RECTIFIER
             CORPORATION+                                                     918,812
     12,600  INTERVOICE-BRITE INCORPORATED+                                   363,825
      5,900  ITRON INCORPORATED+                                               40,931
     17,100  KEMET CORPORATION+                                             1,081,575
     18,900  LATTICE SEMICONDUCTOR
             CORPORATION+                                                   1,279,294
      8,300  MERCURY COMPUTER SYSTEMS
             INCORPORATED+                                                    405,663
     14,200  METHODE ELECTRONICS
             INCORPORATED                                                     717,100
     16,300  MICREL INCORPORATED+                                           1,564,800
      2,900  NATIONAL PRESTO INDUSTRIES
             INCORPORATED                                                      94,613
     28,400  P-COM INCORPORATED+                                              525,400
      4,100  PARK ELECTROCHEMICAL
             CORPORATION                                                      100,450
      9,400  PHOTRONICS INCORPORATED+                                         331,938
     16,000  PICTURETEL CORPORATION+                                          140,000
      6,400  PLANTRONICS INCORPORATED+                                        596,400
      6,800  PLEXUS CORPORATION+                                              453,050
      7,900  POWERWAVE TECHNOLOGIES
             INCORPORATED+                                                    987,500

CORE PORTFOLIOS           PORTFOLIO OF INVESTMENTS -- MARCH 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

   SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                  VALUE
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
EQUIPMENT (continued)
      4,600  PROXIM INCORPORATED+                                        $    550,563
     19,700  READ-RITE CORPORATION+                                            92,344
      6,800  ROYAL APPLIANCE MANUFACTURING
             COMPANY+                                                          33,575
      4,400  SALTON INCORPORATED+                                             190,850
     13,200  SILICON VALLEY GROUP+                                            363,000
     14,100  SLI INCORPORATED                                                 239,700
     11,600  SPEEDFAM INTERNATIONAL
             INCORPORATED+                                                    230,550
      6,100  STANDARD MICROSYSTEMS
             CORPORATION+                                                      88,831
      5,900  SYMMETRICOM INCORPORATED+                                         62,318
      6,400  TECHNITROL INCORPORATED                                          372,800
     10,600  TELEDYNE TECHNOLOGIES
             INCORPORATED+                                                    184,175
      6,200  THOMAS INDUSTRIES INCORPORATED                                   116,250
      4,800  THREE-FIVE SYSTEMS
             INCORPORATED+                                                    288,000
     13,600  VALENCE TECHNOLOGY
             INCORPORATED+                                                    320,450
     16,300  VICOR CORPORATION+                                               293,400
      8,900  WINDMERE-DURABLE HOLDINGS
             INCORPORATED+                                                    131,275
      6,000  ZIXIT CORPORATION+                                               436,875

                                                                           26,682,062
                                                                         ------------
ENGINEERING, ACCOUNTING, RESEARCH, MANAGEMENT & RELATED SERVICES - 4.33%
     15,200  BILLING INFORMATION CONCEPTS
             CORPORATION+                                                     106,875
     20,900  BIO-TECHNOLOGY GENERAL
             CORPORATION+                                                     323,950
      7,500  CDI CORPORATION+                                                 142,500
     12,800  CEPHALON INCORPORATED+                                           480,000
      9,900  COR THERAPEUTICS INCORPORATED+                                   652,626
      5,700  F.Y.I. INCORPORATED+                                             154,613
      8,000  FRANKLIN COVEY COMPANY+                                           58,000
     11,200  INCYTE PHARMACEUTICALS
             INCORPORATED+                                                    974,400
     56,600  MARCHFIRST INCORPORATED+                                       2,019,913
      8,300  MAXIMUS INCORPORATED+                                            253,150
     14,200  MEDQUIST INCORPORATED+                                           386,063
      8,800  NFO WORLDWIDE INCORPORATED+                                      193,600
     12,000  ORGANOGENESIS INCORPORATED+                                      144,750
      9,700  PHARMACEUTICAL PRODUCT
             DEVELOPMENT INCORPORATED+                                        164,293
     19,200  PROFIT RECOVERY GROUP
             INTERNATIONAL INCORPORATED+                                      355,200
     12,300  REGENERON PHARMACEUTICALS
             INCORPORATED+                                                    363,618
      5,100  STONE & WEBSTER INCORPORATED                                      73,950
     15,200  TETRA TECH INCORPORATED+                                         361,000
      6,300  URS CORPORATION+                                                  82,688
     33,800  US ONCOLOGY INCORPORATED+                                        152,100

                                                                            7,443,289
                                                                         ------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 0.81%
      3,700  ALLIANT TECHSYSTEMS
             INCORPORATED+                                                    217,837
     14,400  APTARGROUP INCORPORATED                                          384,300
      2,800  BUTLER MANUFACTURING COMPANY                                      68,425
     11,800  GRIFFON CORPORATION+                                              92,188
      3,300  INSTEEL INDUSTRIES
             INCORPORATED                                                      18,562

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2000 (UNAUDITED)           CORE PORTFOLIOS
--------------------------------------------------------------------------------

   SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                  VALUE
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT (continued)
      6,100  MATERIAL SCIENCES CORPORATION+                              $     82,350
     10,600  STURM, RUGER & COMPANY
             INCORPORATED                                                      92,750
     18,500  TOWER AUTOMOTIVE INCORPORATED+                                   302,938
     10,400  WATTS INDUSTRIES INCORPORATED                                    128,700

                                                                            1,388,050
                                                                         ------------
FINANCIAL SERVICES - 0.13%
      9,400  JEFFERIES GROUP INCORPORATED                                     215,025
                                                                         ------------
FOOD & KINDRED PRODUCTS - 1.42%
      4,000  AGRIBRANDS INTERNATIONAL
             INCORPORATED+                                                    157,250
      7,200  AMERICAN ITALIAN PASTA
             COMPANY+                                                         177,300
      7,700  BERINGER WINE ESTATES HOLDINGS
             INCORPORATED+                                                    276,237
      7,100  CANANDAIGUA BRANDS
             INCORPORATED+                                                    362,100
      3,400  COCA-COLA BOTTLING COMPANY                                       179,987
     14,700  CORN PRODUCTS INTERNATIONAL
             INCORPORATED                                                     353,719
     16,700  EARTHGRAINS COMPANY                                              248,413
      3,600  J&J SNACK FOODS CORPORATION+                                      71,550
     12,000  RALCORP HOLDINGS INCORPORATED+                                   174,000
     22,200  SMITHFIELD FOODS INCORPORATED+                                   444,000

                                                                            2,444,556
                                                                         ------------
FOOD STORES - 0.27%
      4,800  PANERA BREAD COMPANY CLASS A+                                     36,000
     10,200  WHOLE FOODS MARKET
             INCORPORATED+                                                    422,663

                                                                              458,663
                                                                         ------------
FURNITURE & FIXTURES - 0.49%
      4,800  BASSETT FURNITURE INDUSTRIES
             INCORPORATED                                                      67,200
     16,100  ETHAN ALLEN INTERIORS
             INCORPORATED                                                     402,500
     24,200  LA-Z-BOY INCORPORATED                                            372,075

                                                                              841,775
                                                                         ------------
GENERAL MERCHANDISE STORES - 0.88%
     13,200  99 CENTS ONLY STORES+                                            518,100
     11,500  AMES DEPARTMENT STORES
             INCORPORATED+                                                    282,469
     20,800  CASEY'S GENERAL STORES
             INCORPORATED                                                     226,200
      3,100  GC COMPANIES INCORPORATED+                                       107,725
      5,000  GOTTSCHALKS INCORPORATED+                                         26,250
     12,000  SHOPKO STORES INCORPORATED+                                      213,000
     17,500  STEIN MART INCORPORATED+                                         144,375

                                                                            1,518,119
                                                                         ------------
HEALTH SERVICES - 1.98%
     23,300  COVENTRY HEALTH CARE
             INCORPORATED+                                                    198,050
      4,000  CURATIVE HEALTH SERVICES
             INCORPORATED+                                                     24,000
      9,900  ENZO BIOCHEM INCORPORATED+                                       697,950
     12,700  HOOPER HOLMES INCORPORATED                                       435,768
     14,400  IDEXX LABORATORIES
             INCORPORATED+                                                    335,700

CORE PORTFOLIOS           PORTFOLIO OF INVESTMENTS -- MARCH 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

   SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                  VALUE
HEALTH SERVICES (continued)
      9,900  LASER VISION CENTERS
             INCORPORATED+                                               $     68,680
     12,600  MAGELLAN HEALTH SERVICES
             INCORPORATED+                                                     60,638
     19,000  ORTHODONTIC CENTERS OF AMERICA
             INCORPORATED+                                                    356,250
      6,100  PEDIATRIX MEDICAL GROUP
             INCORPORATED+                                                     44,225
     17,600  RENAL CARE GROUP INCORPORATED+                                   381,700
     10,600  SIERRA HEALTH SERVICES
             INCORPORATED+                                                     52,338
      4,700  SYNCOR INTERNATIONAL
             CORPORATION+                                                     155,100
     12,100  UNIVERSAL HEALTH SERVICES
             INCORPORATED+                                                    592,900

                                                                            3,403,299
                                                                         ------------
HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION -- CONTRACTORS - 0.15%
     16,100  FOSTER WHEELER CORPORATION                                       108,675
     20,600  MORRISON KNUDSEN CORPORATION+                                    151,925

                                                                              260,600
                                                                         ------------
HOLDING & OTHER INVESTMENT OFFICES - 0.08%
      7,500  DBT ONLINE INCORPORATED+                                         139,219
                                                                         ------------
HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES - 0.73%
     14,300  BOMBAY COMPANY INCORPORATED+                                      47,369
      8,100  COST PLUS INCORPORATED+                                          273,881
     15,500  LINENS 'N THINGS INCORPORATED+                                   530,875
      8,100  MICROAGE INCORPORATED+                                            18,985
     37,400  PIER 1 IMPORTS INCORPORATED                                      383,350

                                                                            1,254,460
                                                                         ------------
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGING PLACES - 0.27%
     17,200  AZTAR CORPORATION+                                               163,400
     11,800  MARCUS CORPORATION                                               152,663
     19,300  PRIME HOSPITALITY CORPORATION+                                   139,925

                                                                              455,988
                                                                         ------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 4.79%
     14,200  ANIXTER INTERNATIONAL
             INCORPORATED+                                                    395,825
      8,200  APEX INCORPORATED+                                               304,425
     15,400  APPLIED POWER INCORPORATED                                       438,900
      7,500  ASTEC INDUSTRIES INCORPORATED+                                   199,218
     10,800  AUSPEX SYSTEMS INCORPORATED                                      118,800
      7,700  BLACK BOX CORPORATION+                                           533,105
      7,600  CYBEX COMPUTER PRODUCTS
             CORPORATION+                                                     285,950
      6,800  DRIL-QUIP INCORPORATED+                                          320,450
      7,900  ELECTROGLAS INCORPORATED+                                        270,575
      9,000  EXABYTE CORPORATION+                                              66,937
     14,200  FEDDERS CORPORATION                                               78,987
      5,800  FLOW INTERNATIONAL
             CORPORATION+                                                      68,150
      5,900  GARDNER DENVER INCORPORATED+                                     110,994
      8,000  GRACO INCORPORATED                                               232,000
     11,700  IDEX CORPORATION                                                 318,825
     21,500  KOMAG INCORPORATED+                                               81,632

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2000 (UNAUDITED)           CORE PORTFOLIOS
--------------------------------------------------------------------------------

   SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                  VALUE
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT (continued)
      9,300  KULICKE & SOFFA INDUSTRIES
             INCORPORATED+                                               $    595,781
     22,600  LENNOX INTERNATIONAL
             INCORPORATED                                                     197,750
      4,900  LINDSAY MANUFACTURING COMPANY                                     83,913
     10,200  MANITOWOC COMPANY INCORPORATED                                   276,038
      6,500  MICRO SYSTEMS INCORPORATED+                                      409,094
     18,400  PAXAR CORPORATION+                                               177,100
      4,300  ROBBINS & MYERS INCORPORATED                                     101,588
      7,000  SCOTT TECHNOLOGIES
             INCORPORATED+                                                    132,125
      5,000  SPS TECHNOLOGIES INCORPORATED+                                   152,500
      6,400  TELXON CORPORATION                                               112,400
      5,000  TORO COMPANY                                                     149,688
      8,400  ULTRATECH STEPPER
             INCORPORATED+                                                    119,700
      9,300  VALMONT INDUSTRIES
             INCORPORATED                                                     160,425
     12,200  VARIAN MEDICAL SYSTEMS
             INCORPORATED+                                                    556,625
     11,500  WATSCO INCORPORATED                                              120,031
     11,700  XIRCOM INCORPORATED+                                             432,900
     12,400  ZEBRA TECHNOLOGIES
             CORPORATION+                                                     620,000

                                                                            8,222,431
                                                                         ------------
INSURANCE AGENTS, BROKERS & SERVICE - 0.42%
     14,500  ARTHUR J. GALLAGHER & COMPANY                                    471,250
      5,200  E.W. BLANCH HOLDINGS
             INCORPORATED                                                     104,000
      5,200  HILB ROGAL AND HAMILTON
             COMPANY                                                          142,025

                                                                              717,275
                                                                         ------------
INSURANCE CARRIERS - 1.87%
      8,500  ADVANCE PARADIGM INCORPORATED+                                   100,937
      8,100  DELPHI FINANCIAL GROUP
             CLASS A+                                                         246,037
     15,000  ENHANCE FINANCIAL SERVICES
             GROUP INCORPORATED                                               211,875
     26,400  FIDELITY NATIONAL FINANCIAL
             INCORPORATED                                                     364,650
     25,700  FIRST AMERICAN FINANCIAL
             INCORPORATED                                                     364,619
     27,600  FREMONT GENERAL CORPORATION                                      163,875
     17,200  MUTUAL RISK MANAGEMENT LIMITED                                   344,000
     14,600  RADIAN GROUP INCORPORATED                                        695,325
      3,900  RLI CORPORATION                                                  130,650
      4,800  SCPIE HOLDINGS INCORPORATED                                      147,000
     10,800  SELECTIVE INSURANCE GROUP
             INCORPORATED                                                     184,275
      7,300  TRENWICK GROUP INCORPORATED                                      103,113
      6,800  ZENITH NATIONAL INSURANCE
             CORPORATION                                                      150,875

                                                                            3,207,231
                                                                         ------------
LEATHER & LEATHER PRODUCTS - 0.54%
      7,200  BROWN SHOE COMPANY
             INCORPORATED                                                      86,400
     10,000  JUSTIN INDUSTRIES                                                180,000
      4,200  K-SWISS INCORPORATED                                              62,213
      8,200  TIMBERLAND COMPANY+                                              418,200

CORE PORTFOLIOS           PORTFOLIO OF INVESTMENTS -- MARCH 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

   SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                  VALUE
LEATHER & LEATHER PRODUCTS (continued)
     16,300  WOLVERINE WORLD WIDE
             INCORPORATED                                                $    179,300

                                                                              926,113
                                                                         ------------
LEGAL SERVICES - 0.15%
      8,900  PRE-PAID LEGAL SERVICES
             INCORPORATED+                                                    264,219
                                                                         ------------
LOCAL & SUBURBAN TRANSIT & INTERURBAN HIGHWAY PASSENGER TRANSPORTATION - 0.00%
      5,700  RURAL/METRO CORPORATION+                                           6,769
                                                                         ------------
LUMBER & WOOD PRODUCTS, EXCEPT FURNITURE - 0.21%
     18,800  CHAMPION ENTERPRISES
             INCORPORATED+                                                    108,100
      4,900  DELTIC TIMBER CORPORATION                                        116,069
     18,600  OAKWOOD HOMES CORPORATION                                         70,913
      3,400  SKYLINE CORPORATION                                               73,737

                                                                              368,819
                                                                         ------------
MEASURING, ANALYZING, & CONTROLLING INSTRUMENTS; PHOTOGRAPHIC, MEDICAL & OPTICAL
GOODS - 4.01%
      8,100  ADAC LABORATORIES+                                               111,375
      3,500  AMCAST INDUSTRIAL CORPORATION                                     32,156
      5,000  ANALOGIC CORPORATION                                             184,375
      9,800  COHERENT INCORPORATED+                                           509,600
      7,800  COHU INCORPORATED                                                325,162
      6,000  CONMED CORPORATION+                                              150,375
      5,500  COOPER COMPANIES INCORPORATED                                    177,030
      6,400  CUNO INCORPORATED+                                               173,600
      9,800  CYGNUS INCORPORATED+                                             142,100
      5,900  DATASCOPE CORPORATION                                            187,325
      5,400  DIAGNOSTIC PRODUCTS
             CORPORATION                                                      131,962
      6,800  ESTERLINE TECHNOLOGIES
             CORPORATION+                                                      88,400
     12,600  FOSSIL INCORPORATED+                                             295,312
      7,500  HANGER ORTHOPEDIC GROUP
             INCORPORATED+                                                     39,844
      6,100  HOLOGIC INCORPORATED+                                             48,419
     20,000  INPUT/OUTPUT INCORPORATED+                                       122,500
      5,100  INTERMAGNETICS GENERAL
             CORPORATION+                                                      86,700
     11,800  INVACARE CORPORATION                                             323,763
      6,400  IONICS INCORPORATED+                                             163,600
      9,600  MENTOR CORPORATION                                               259,200
      2,300  NASHUA CORPORATION+                                               19,263
      5,600  OSTEOTECH INCORPORATED+                                           74,900
     19,200  PINNACLE SYSTEMS INCORPORATED+                                   638,400
      5,900  RESMED INCORPORATED+                                             421,113
     11,500  RESPIRONICS INCORPORATED+                                        165,313
     11,900  ROPER INDUSTRIES INCORPORATED                                    403,856
      9,800  SOLA INTERNATIONAL
             INCORPORATED+                                                     60,025
      3,700  SPACELABS MEDICAL
             INCORPORATED+                                                     58,969
     18,400  SUMMIT TECHNOLOGY
             INCORPORATED+                                                    167,900
      8,800  SUNRISE MEDICAL INCORPORATED+                                     55,000
      8,000  TECHNE CORPORATION+                                              552,000
     11,600  THERAGENICS CORPORATION+                                         155,150

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2000 (UNAUDITED)           CORE PORTFOLIOS
--------------------------------------------------------------------------------

   SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                  VALUE
MEASURING, ANALYZING, & CONTROLLING INSTRUMENTS; PHOTOGRAPHIC, MEDICAL & OPTICAL
GOODS (continued)
      8,900  TRIMBLE NAVIGATION LTD.+                                    $    229,175
      6,900  WESLEY JESSEN VISIONCARE
             INCORPORATED+                                                    247,968
      8,400  X-RITE INCORPORATED                                               85,050

                                                                            6,886,880
                                                                         ------------
METAL MINING - 0.43%
      6,400  BRUSH WELLMAN INCORPORATED                                       112,800
     11,500  COEUR D'ALENE MINES
             CORPORATION+                                                      33,781
     14,900  STILLWATER MINING COMPANY+                                       596,000

                                                                              742,581
                                                                         ------------
MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS - 0.21%
     10,600  AMCOL INTERNATIONAL
             CORPORATION                                                      162,975
      7,300  FLORIDA ROCK INDUSTRIES
             INCORPORATED                                                     204,400

                                                                              367,375
                                                                         ------------
MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.28%
      6,700  CROSS (A.T.) COMPANY+                                             39,363
      7,400  JAKKS PACIFIC INCORPORATED+                                      159,563
      8,900  JAN BELL MARKETING
             INCORPORATED+                                                     25,587
      7,100  K2 INCORPORATED                                                   56,356
      6,200  LYDALL INCORPORATED+                                              54,250
      8,100  RUSS BERRIE & COMPANY
             INCORPORATED                                                     149,850

                                                                              484,969
                                                                         ------------
MISCELLANEOUS RETAIL - 0.95%
      6,500  ACTION PERFORMANCE COMPANIES
             INCORPORATED+                                                     86,530
      7,100  BOOKS-A-MILLION INCORPORATED+                                     42,600
     10,000  CASH AMERICA INTERNATIONAL
             INCORPORATED                                                     124,375
      2,200  DAMARK INTERNATIONAL
             INCORPORATEDCLASS A+                                              83,875
      7,500  HANCOCK FABRICS INCORPORATED                                      21,563
      7,000  JO-ANN STORES INCORPORATED+                                       58,625
      3,500  LILLIAN VERNON CORPORATION                                        33,250
     12,200  MICHAELS STORES INCORPORATED+                                    497,150
     12,600  SPORTS AUTHORITY INCORPORATED+                                    32,288
     13,800  ZALE CORPORATION+                                                651,188

                                                                            1,631,444
                                                                         ------------
MOTION PICTURES - 0.11%
      9,400  AVID TECHNOLOGY INCORPORATED+                                    168,025
      4,500  CARMIKE CINEMAS INCORPORATED+                                     24,469

                                                                              192,494
                                                                         ------------
MOTOR FREIGHT TRANSPORTATION & WAREHOUSING - 0.97%
     12,600  AMERICAN FREIGHTWAYS
             CORPORATION+                                                     188,212
      7,800  ARKANSAS BEST CORPORATION+                                        81,900
      6,400  FROZEN FOOD EXPRESS INDUSTRIES
             INCORPORATED                                                      21,600
     11,800  HEARTLAND EXPRESS
             INCORPORATED+                                                    165,753

CORE PORTFOLIOS           PORTFOLIO OF INVESTMENTS -- MARCH 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

   SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                  VALUE
MOTOR FREIGHT TRANSPORTATION & WAREHOUSING (continued)
      3,800  LANDSTAR SYSTEM INCORPORATED+                               $    208,050
      4,800  M.S. CARRIERS INCORPORATED+                                      112,800
     10,400  USFREIGHTWAYS CORPORATION                                        389,350
     18,700  WERNER ENTERPRISES
             INCORPORATED                                                     317,900
      9,800  YELLOW CORPORATION+                                              180,688

                                                                            1,666,253
                                                                         ------------
NONDEPOSITORY CREDIT INSTITUTIONS - 0.28%
     29,500  AMERICREDIT CORPORATION+                                         481,219
                                                                         ------------
OIL & GAS EXTRACTION - 2.97%
      5,400  ATWOOD OCEANICS INCORPORATED+                                    358,087
      9,900  CABOT OIL AND GAS CORPORATION                                    178,818
      6,100  CAL DIVE INTERNATIONAL
             INCORPORATED+                                                    309,575
     19,200  CROSS TIMBERS OIL COMPANY                                        250,800
      7,400  HS RESOURCES INCORPORATED+                                       156,325
     16,400  NEWFIELD EXPLORATION COMPANY+                                    578,100
      9,000  OCEANEERING INTERNATIONAL
             INCORPORATED+                                                    168,750
      7,100  PLAINS RESOURCES INCORPORATED+                                    88,750
     15,800  POGO PRODUCING COMPANY                                           451,287
     23,800  PRIDE INTERNATIONAL
             INCORPORATED+                                                    542,938
      8,400  REMINGTON OIL & GAS
             CORPORATION+                                                      35,175
      4,400  SEACOR SMIT INCORPORATED+                                        265,650
      9,600  SEITEL INCORPORATED+                                              76,200
      4,400  ST. MARY LAND & EXPLORATION
             COMPANY                                                          131,450
      7,200  STONE ENERGY CORPORATION+                                        354,600
      5,300  TETRA TECHNOLOGIES
             INCORPORATED+                                                     70,888
     17,600  TUBOSCOPE VETCO INTERNATIONAL
             CORPORATION+                                                     299,200
     10,200  VERITAS DGC INCORPORATED+                                        286,875
     24,600  VINTAGE PETROLEUM INCORPORATED                                   495,075

                                                                            5,098,543
                                                                         ------------
PAPER & ALLIED PRODUCTS - 0.42%
     13,800  BUCKEYE TECHNOLOGIES
             INCORPORATED+                                                    243,225
      5,900  POPE & TALBOT INCORPORATED                                       108,412
      4,700  REPUBLIC GROUP INCORPORATED                                       50,525
      6,200  SCHWEITZER-MAUDUIT
             INTERNATIONAL INCORPORATED                                        80,213
     10,800  SHOREWOOD PACKAGING
             CORPORATION+                                                     231,525

                                                                              713,900
                                                                         ------------
PERSONAL SERVICES - 0.30%
      3,400  ANGELICA CORPORATION                                              33,788
      3,600  CPI CORPORATION                                                   83,925
      8,100  G & K SERVICES INCORPORATED                                      158,330
     16,100  REGIS CORPORATION                                                238,481

                                                                              514,524
                                                                         ------------
PETROLEUM REFINING & RELATED INDUSTRIES - 0.23%
      7,700  ELCOR CORPORATION                                                265,650

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2000 (UNAUDITED)           CORE PORTFOLIOS
--------------------------------------------------------------------------------

   SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                  VALUE
PETROLEUM REFINING & RELATED INDUSTRIES (continued)
      6,100  WD-40                                                       $    128,100

                                                                              393,750
                                                                         ------------
PRIMARY METAL INDUSTRIES - 1.78%
      9,600  BELDEN INCORPORATED                                              264,000
     12,000  BIRMINGHAM STEEL CORPORATION                                      61,500
      6,600  COMMONWEALTH INDUSTRIES
             INCORPORATED                                                      59,812
     20,000  COMMSCOPE INCORPORATED+                                          912,500
      6,500  IMCO RECYCLING INCORPORATED                                       71,906
     10,000  INTERMET CORPORATION                                              91,250
     13,800  MUELLER INDUSTRIES
             INCORPORATED+                                                    419,175
      5,600  QUANEX CORPORATION                                               100,800
      8,200  RTI INTERNATIONAL METALS+                                         72,263
     18,900  STEEL DYNAMICS INCORPORATED+                                     218,531
      4,300  STEEL TECHNOLOGIES
             INCORPORATED                                                      34,131
      8,300  TEXAS INDUSTRIES INCORPORATED                                    258,338
     14,700  TREDEGAR CORPORATION                                             395,981
      5,700  WHX CORPORATION+                                                  39,188
      5,000  WOLVERINE TUBE INCORPORATED+                                      64,063

                                                                            3,063,438
                                                                         ------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES - 0.32%
     14,500  BOWNE & COMPANY INCORPORATED                                     186,688
      5,600  CONSOLIDATED GRAPHICS
             INCORPORATED+                                                     71,750
     11,900  JOHN H. HARLAND COMPANY                                          160,650
      5,300  NEW ENGLAND BUSINESS SERVICE
             INCORPORATED                                                      91,425
      5,600  THOMAS NELSON INCORPORATED                                        44,450

                                                                              554,963
                                                                         ------------
RUBBER & MISCELLANEOUS PLASTICS PRODUCTS - 0.03%
      8,100  TITAN INTERNATIONAL
             INCORPORATED                                                      58,219
                                                                         ------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 1.67%
      4,900  DAIN RAUSCHER CORPORATION                                        323,093
     13,900  EATON VANCE CORPORATION                                          596,831
     11,500  MORGAN KEEGAN INCORPORATED                                       201,250
      6,700  NATIONAL DISCOUNT BROKERS
             GROUP INCORPORATED+                                              330,813
     10,400  PIONEER GROUP INCORPORATED+                                      241,800
     18,100  RAYMOND JAMES FINANCIAL
             INCORPORATED                                                     375,575
      7,000  SEI INVESTMENTS COMPANY                                          794,063

                                                                            2,863,425
                                                                         ------------
STONE, CLAY, GLASS & CONCRETE PRODUCTS - 0.77%
     28,900  GENTEX CORPORATION+                                            1,071,106
      6,300  LIBBEY INCORPORATED                                              172,463
      5,000  STANDEX INTERNATIONAL
             CORPORATION                                                       77,500

                                                                            1,321,069
                                                                         ------------

CORE PORTFOLIOS           PORTFOLIO OF INVESTMENTS -- MARCH 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

   SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                  VALUE
TEXTILE MILL PRODUCTS - 0.26%
     10,000  CONE MILLS CORPORATION+                                     $     43,125
      4,600  DIXIE GROUP INCORPORATED                                          20,413
      7,600  GUILFORD MILLS INCORPORATED                                       58,425
     20,700  INTERFACE INCORPORATED                                            87,975
      3,000  OXFORD INDUSTRIES INCORPORATED                                    54,375
      9,300  TRIARC COMPANIES INCORPORATED+                                   186,000

                                                                              450,313
                                                                         ------------
TRANSPORTATION BY AIR - 0.69%
      7,300  ATLANTIC COAST AIRLINES
             HOLDINGS+                                                        188,887
     11,400  EGL INCORPORATED+                                                266,475
     13,500  MESA AIR GROUP INCORPORATED+                                      84,375
      5,600  MIDWEST EXPRESS HOLDINGS
             INCORPORATED+                                                    143,500
      8,300  OFFSHORE LOGISTICS
             INCORPORATED+                                                    115,163
      9,700  SKYWEST INCORPORATED                                             379,513

                                                                            1,177,913
                                                                         ------------
TRANSPORTATION EQUIPMENT - 1.76%
      9,200  A. O. SMITH CORPORATION                                          165,600
     10,700  AAR CORPORATION                                                  178,556
      9,900  ARTIC CAT INCORPORATED                                           101,475
      9,800  BE AEROSPACE INCORPORATED+                                        57,575
      9,500  CLARCOR INCORPORATED                                             168,625
      6,200  COACHMEN INDUSTRIES
             INCORPORATED                                                      85,638
     12,900  FLEETWOOD ENTERPRISES
             INCORPORATED                                                     190,275
     15,700  FRIEDE GOLDMAN HALTER
             INCORPORATED+                                                    107,938
     16,500  GENCORP INCORPORATED                                             127,875
      8,400  GROUP 1 AUTOMOTIVE
             INCORPORATED+                                                     97,650
      4,000  HUFFY CORPORATION                                                 17,500
     17,500  JLG INDUSTRIES INCORPORATED                                      159,688
      8,800  KROLL-O'GARA COMPANY+                                             96,250
      7,400  MONACO COACH CORPORATION+                                        140,600
     14,700  ORBITAL SCIENCES CORPORATION+                                    220,500
      9,600  POLARIS INDUSTRIES
             INCORPORATED                                                     289,200
      8,300  REGAL-BELOIT CORPORATION                                         145,250
      7,100  SIMPSON INDUSTRIES
             INCORPORATED                                                      69,669
      4,900  SPARTAN MOTORS INCORPORATED                                       20,213
      5,100  STANDARD MOTOR PRODUCTS
             INCORPORATED                                                      75,863
     13,300  TENNECO AUTOMOTIVE
             INCORPORATED                                                     105,568
      4,800  THOR INDUSTRIES INCORPORATED                                     116,700
      9,100  WABASH NATIONAL CORPORATION                                      126,830
      8,600  WINNEBAGO INDUSTRIES
             INCORPORATED                                                     155,337

                                                                            3,020,375
                                                                         ------------
TRANSPORTATION SERVICES - 0.65%
      6,800  CIRCLE INTERNATIONAL GROUP
             INCORPORATED                                                     176,800
     19,900  EXPEDITORS INTERNATIONAL OF
             WASHINGTON INCORPORATED                                          791,025

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2000 (UNAUDITED)           CORE PORTFOLIOS
--------------------------------------------------------------------------------

   SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                  VALUE
TRANSPORTATION SERVICES (continued)
     14,400  FRITZ COMPANIES INCORPORATED+                               $    145,800

                                                                            1,113,625
                                                                         ------------
WATER TRANSPORTATION - 0.11%
      9,700  KIRBY CORPORATION+                                               191,575
                                                                         ------------
WHOLESALE TRADE -- DURABLE GOODS - 2.24%
      8,200  APPLIED INDUSTRIAL
             TECHNOLOGIES INCORPORATED                                        131,200
      5,900  AVIATION SALES COMPANY+                                           37,244
      7,500  BARNES GROUP INCORPORATED                                        108,750
      5,000  BUILDING MATERIALS HOLDING
             CORPORATION+                                                      45,313
      5,500  CASTLE (A.M.) & COMPANY                                           68,750
      5,700  COMMERCIAL METALS COMPANY                                        157,463
      6,800  DEPARTMENT 56 INCORPORATED+                                      100,725
      5,900  DIGI INTERNATIONAL
             INCORPORATED+                                                     54,575
     19,200  HA-LO INDUSTRIES INCORPORATED+                                   151,200
      9,300  HUGHES SUPPLY INCORPORATED                                       144,150
     10,200  INSIGHT ENTERPRISES
             INCORPORATED+                                                    371,663
      9,200  KAMAN CORPORATION CLASS A                                         89,700
     11,100  KENT ELECTRONICS CORPORATION+                                    323,981
      4,100  LAWSON PRODUCTS INCORPORATED                                      97,631
     17,600  MASCOTECH INCORPORATED                                           206,800
     12,900  OWENS & MINOR INCORPORATED
             HOLDING COMPANY                                                  137,063
     13,300  PATTERSON DENTAL COMPANY+                                        508,725
     10,700  PIONEER-STANDARD ELECTRONICS
             INCORPORATED                                                     168,525
     11,000  RELIANCE STEEL & ALUMINUM
             COMPANY                                                          246,125
      4,700  SIMPSON MANUFACTURING COMPANY
             INCORPORATED+                                                    185,650
      7,600  SPECIALTY EQUIPMENT COMPANIES
             INCORPORATED+                                                    157,700
      8,300  TBC CORPORATION+                                                  42,018
      8,000  UNIVERSAL FOREST PRODUCTS
             INCORPORATED                                                      99,000
      4,900  VITAL SIGNS INCORPORATED                                         112,393
      7,400  WYNN'S INTERNATIONAL
             INCORPORATED                                                     102,212

                                                                            3,848,556
                                                                         ------------
WHOLESALE TRADE -- NONDURABLE GOODS - 1.82%
     12,800  BARRETT RESOURCES CORPORATION+                                   381,600
     13,300  BINDLEY WESTERN INDUSTRIES
             INCORPORATED                                                     180,381
     10,000  CARAUSTAR INDUSTRIES
             INCORPORATED                                                     141,250
     17,500  DIMON INCORPORATED                                                41,563
      5,300  ENESCO GROUP INCORPORATED                                         37,431
     15,300  FLEMING COS. INCORPORATED                                        230,456
      7,200  HAIN FOOD GROUP INCORPORATED+                                    203,850
     16,500  MEN'S WEARHOUSE INCORPORATED+                                    488,813
      7,900  MYERS INDUSTRIES INCORPORATED                                     94,800
      4,500  NASH-FINCH COMPANY                                                36,563
      5,600  PERFORMANCE FOOD GROUP
             COMPANY+                                                         122,500
      8,600  PRIORITY HEALTHCARE
             CORPORATION+                                                     432,150

CORE PORTFOLIOS           PORTFOLIO OF INVESTMENTS -- MARCH 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

   SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                  VALUE
WHOLESALE TRADE -- NONDURABLE GOODS (continued)
     17,600  STRIDE RITE CORPORATION                                     $    141,900
      7,200  UNITED NATURAL FOODS
             INCORPORATED+                                                    108,000
     13,400  UNITED STATIONERS
             INCORPORATED+                                                    478,212

                                                                            3,119,469
                                                                         ------------

                                                                          155,953,270
TOTAL COMMON STOCK (COST $145,391,293)
                                                                         ------------

PRINCIPAL                                    INTEREST RATE  MATURITY DATE
SHORT-TERM INSTRUMENTS - 8.65%
REPURCHASE AGREEMENTS - 8.12%
$13,941,928  GOLDMAN SACHS POOLED
             REPURCHASE AGREEMENT - 102%
             COLLATEERALIZED BY U.S.
             GOVERNMENT SECURITIES                    6.35%   04/03/00       13,941,928
U.S. TREASURY BILLS - 0.53%
    390,000  U.S. TREASURY BILLS                      4.66{::}   04/27/00       388,470
    495,000  U.S. TREASURY BILLS                      4.70{::}   04/27/00       493,060
     15,000  U.S. TREASURY BILLS                      5.13{::}   04/27/00        14,941
     20,000  U.S. TREASURY BILLS                      5.08{::}   04/27/00        19,922

                                                                                916,393
                                                                           ------------

                                                                             14,858,321
TOTAL SHORT-TERM INSTRUMENTS (COST
$14,911,066)
                                                                           ------------

TOTAL INVESTMENTS IN SECURITIES
(COST $160,302,359)*                        99.48% $170,811,591
OTHER ASSETS AND LIABILITIES, NET            0.52       896,902
                                          -------  ------------
TOTAL NET ASSETS                           100.00% $171,708,493
                                          -------  ------------

  +  NON-INCOME EARNING SECURITIES.
{::} YIELD TO MATURITY.
  * COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES AND NET UNREALIZED APPRECIATION CONSISTS OF:



GROSS UNREALIZED APPRECIATION                       $41,556,911
GROSS UNREALIZED DEPRECIATION                       (31,047,679)
                                                    -----------
NET UNREALIZED APPRECIATION                         $10,509,232

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2000 (UNAUDITED)           CORE PORTFOLIOS
--------------------------------------------------------------------------------

   SMALL CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                           VALUE
COMMON STOCK - 93.75%
AMUSEMENT & RECREATION SERVICES - 1.09%
    222,300  WMS INDUSTRIES INCORPORATED+                         $  2,195,213
                                                                  ------------
APPAREL & ACCESSORY STORES - 4.45%
    128,100  HOT TOPIC INCORPORATED+                                 4,483,500
     76,110  TALBOTS INCORPORATED                                    4,480,976

                                                                     8,964,476
                                                                  ------------
AUTOMOTIVE REPAIR, SERVICES & PARKING - 2.50%
    138,000  AVIS GROUP HOLDINGS
             INCORPORATED+                                           2,432,250
    151,710  DOLLAR THRIFTY AUTOMOTIVE
             GROUP INCORPORATED+                                     2,607,516

                                                                     5,039,766
                                                                  ------------
BUILDING CONSTRUCTION -- GENERAL CONTRACTORS & OPERATIVE BUILDERS - 1.31%
     48,820  NVR INCORPORATED+                                       2,636,280
                                                                  ------------
BUSINESS SERVICES - 1.67%
     55,840  KRONOS INCORPORATED+                                    1,654,260
     95,595  THQ INCORPORATED+                                       1,708,761

                                                                     3,363,021
                                                                  ------------
CHEMICALS & ALLIED PRODUCTS - 3.94%
     81,600  ALPHARMA INCORPORATED                                   2,998,800
     78,187  JONES PHARMA INCORPORATED                               2,374,930
    187,300  NBTY INCORPORATED+                                      2,563,669

                                                                     7,937,399
                                                                  ------------
COMMUNICATIONS - 1.88%
    162,320  LIGHTBRIDGE INCORPORATED+                               3,794,230
                                                                  ------------
CONSTRUCTION-SPECIAL TRADE CONTRACTORS - 4.88%
    136,200  INSITUFORM TECHNOLOGIES -
             CLASS A+                                                4,171,125
     93,130  QUANTA SERVICES INCORPORATED+                           5,651,826

                                                                     9,822,951
                                                                  ------------
DEPOSITORY INSTITUTIONS - 4.60%
     70,700  GREATER BAY BANCORP                                     2,845,675
     51,290  SILICON VALLEY BANCSHARES+                              3,686,469
    160,000  STATEN ISLAND BANCORP
             INCORPORATED                                            2,740,000

                                                                     9,272,144
                                                                  ------------
EATING & DRINKING PLACES - 5.49%
    111,000  APPLEBEE'S INTERNATIONAL
             INCORPORATED                                            3,121,875
    123,760  JACK IN THE BOX INCORPORATED+                           2,637,635
    139,900  RARE HOSPITALITY INTERNATIONAL
             INCORPORATED+                                           2,719,306
     94,425  SONIC CORPORATION+                                      2,573,081

                                                                    11,051,897
                                                                  ------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
EQUIPMENT - 14.65%
     73,600  C&D TECHNOLOGIES INCORPORATED                           4,342,400

CORE PORTFOLIOS           PORTFOLIO OF INVESTMENTS -- MARCH 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

   SMALL CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                           VALUE
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
EQUIPMENT (continued)
    127,370  CABLE DESIGN TECHNOLOGIES
             CORPORATION+                                         $  4,322,619
     95,650  DAVOX CORPORATION+                                      2,558,638
     47,830  ELECTRO SCIENTIFIC INDUSTRIES
             INCORPORATED+                                           2,774,140
    135,500  LITTELFUSE INCORPORATED+                                4,971,155
     65,794  SALTON INCORPORATED+                                    2,853,815
     65,000  TECHNITROL INCORPORATED                                 3,786,250
     65,000  THREE-FIVE SYSTEMS
             INCORPORATED+                                           3,900,000

                                                                    29,509,017
                                                                  ------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 1.22%
     71,200  BALL CORPORATION                                        2,460,850
                                                                  ------------
FOOD & KINDRED PRODUCTS - 1.24%
     48,930  CANANDAIGUA BRANDS
             INCORPORATED+                                           2,495,430
                                                                  ------------
FURNITURE & FIXTURES - 0.98%
    128,030  LA-Z-BOY INCORPORATED                                   1,968,461
                                                                  ------------
HOLDING & OTHER INVESTMENT OFFICES - 1.82%
     77,200  AFFILIATED MANAGERS GROUP
             INCORPORATED+                                           3,667,000
                                                                  ------------
HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES - 1.52%
    160,500  ELECTRONICS BOUTIQUE HOLDINGS
             CORPORATION+                                            3,069,563
                                                                  ------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 7.40%
    110,000  ANIXTER INTERNATIONAL
             INCORPORATED+                                           3,066,250
    142,650  APPLIED SCIENCE & TECHNOLOGY
             INCORPORATED+                                           4,315,163
     95,370  ELECTROGLAS INCORPORATED+                               3,266,423
    119,300  IN FOCUS SYSTEMS INCORPORATED+                          4,272,430

                                                                    14,920,266
                                                                  ------------
INSURANCE CARRIERS - 1.74%
    108,450  MONY GROUP INCORPORATED                                 3,504,291
                                                                  ------------
LEATHER & LEATHER PRODUCTS - 1.57%
    241,040  GENESCO INCORPORATED+                                   3,163,650
                                                                  ------------
MEASURING, ANALYZING, & CONTROLLING INSTRUMENTS; PHOTOGRAPHIC, MEDICAL &
OPTICAL GOODS - 7.60%
     49,680  ORBOTECH LIMITED+                                       4,222,800
    126,560  PINNACLE SYSTEMS INCORPORATED+                          4,208,120
    117,230  POLYMEDICA CORPORATION+                                 6,887,262

                                                                    15,318,182
                                                                  ------------
MISCELLANEOUS MANUFACTURING INDUSTRIES - 1.58%
    147,870  JAKKS PACIFIC INCORPORATED+                             3,188,447
                                                                  ------------
MISCELLANEOUS RETAIL - 1.98%
     97,930  MICHAELS STORES INCORPORATED+                           3,990,648
                                                                  ------------
MOTOR FREIGHT TRANSPORTATION & WAREHOUSING - 0.97%
    131,004  AMERICAN FREIGHTWAYS
             CORPORATION+                                            1,956,872
                                                                  ------------

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2000 (UNAUDITED)           CORE PORTFOLIOS
--------------------------------------------------------------------------------

   SMALL CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                           VALUE
NONDEPOSITORY CREDIT INSTITUTIONS - 3.33%
    176,600  AMERICREDIT CORPORATION+                             $  2,880,788
     98,600  METRIS COMPANIES INCORPORATED                           3,833,075

                                                                     6,713,863
                                                                  ------------
OIL & GAS EXTRACTION - 2.12%
    212,260  VINTAGE PETROLEUM INCORPORATED                          4,271,733
                                                                  ------------
RUBBER & MISCELLANEOUS PLASTICS PRODUCTS - 1.69%
     99,030  SPARTECH CORPORATION                                    3,404,156
                                                                  ------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 1.62%
     75,280  SOUTHWEST SECURITIES GROUP
             INCORPORATED                                            3,269,975
                                                                  ------------
TRANSPORTATION EQUIPMENT - 2.24%
     96,430  MONACO COACH CORPORATION+                               1,832,170
    148,020  WINNEBAGO INDUSTRIES
             INCORPORATED                                            2,673,611

                                                                     4,505,781
                                                                  ------------
WHOLESALE TRADE -- DURABLE GOODS - 1.45%
     80,300  INSIGHT ENTERPRISES
             INCORPORATED+                                           2,925,931
                                                                  ------------
WHOLESALE TRADE -- NONDURABLE GOODS - 5.22%
     87,000  KENNETH COLE PRODUCTIONS
             INCORPORATED+                                           3,414,750
    127,710  MEN'S WEARHOUSE INCORPORATED+                           3,783,409
     93,143  UNITED STATIONERS
             INCORPORATED+                                           3,324,041

                                                                    10,522,200
                                                                  ------------

                                                                   188,903,693
TOTAL COMMON STOCK (COST $148,960,358)
                                                                  ------------

PRINCIPAL                                    INTEREST RATE  MATURITY DATE
SHORT-TERM INSTRUMENTS - 6.29%
REPURCHASE AGREEMENTS - 6.29%
$12,675,610  CREDIT SUISSE FIRST BOSTON
             REPURCHASE AGREEMENT - 102%
             COLLATERALIZED BY
             U.S. GOVERNMENT SECURITIES           6.22%       04/03/00       12,675,610

                                                                             12,675,610
TOTAL SHORT-TERM INSTRUMENTS (COST
$12,675,610)
                                                                           ------------

TOTAL INVESTMENTS IN SECURITIES
(COST $161,635,968)*                       100.04% $201,579,303
OTHER ASSETS AND LIABILITIES, NET           (0.04)      (81,141)
                                          -------  ------------
TOTAL NET ASSETS                           100.00% $201,498,162
                                          -------  ------------

  +  NON-INCOME EARNING SECURITIES.
  * COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES AND NET UNREALIZED APPRECIATION CONSISTS OF:


GROSS UNREALIZED APPRECIATION                       $45,899,650
GROSS UNREALIZED DEPRECIATION                       (5,956,315)
                                                    ----------
NET UNREALIZED APPRECIATION                         $39,943,335

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

CORE PORTFOLIOS           PORTFOLIO OF INVESTMENTS -- MARCH 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

   SMALL COMPANY GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                           VALUE
COMMON STOCK - 98.31%
APPAREL & ACCESSORY STORES - 0.25%
     54,600  PACIFIC SUNWEAR OF CALIFORNIA
             INCORPORATED+                                        $  2,102,100
                                                                  ------------
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS -
0.25%
    175,300  WARNACO GROUP INCORPORATED                              2,070,731
                                                                  ------------
AUTO PARTS & EQUIPMENT - 0.03%
     14,600  DURA AUTOMOTIVE SYSTEMS
             INCORPORATED+                                             250,938
                                                                  ------------
AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS - 0.31%
    147,500  COPART INCORPORATED+                                    2,581,250
                                                                  ------------
BUILDING CONSTRUCTION -- GENERAL CONTRACTORS & OPERATIVE BUILDERS - 0.20%
    113,700  DEL WEBB CORPORATION+                                   1,684,181
                                                                  ------------
BUSINESS SERVICES - 11.49%
    405,000  AUTODESK INCORPORATED                                  18,427,500
    307,700  AVANT! CORPORATION+                                     3,846,250
    214,700  AWARE INCORPORATED+                                     8,614,837
    100,300  COGNEX CORPORATION+                                     5,786,056
    202,700  CSG SYSTEMS INTERNATIONAL
             INCORPORATED+                                           9,894,293
    279,900  ELOYALTY CORPORATION+                                   6,682,613
    311,000  GENERAL MAGIC INCORPORATED+                             2,779,563
    812,050  INFORMIX CORPORATION+                                  13,754,096
    378,700  MENTOR GRAPHICS CORPORATION+                            5,727,838
    561,200  MODIS PROFESSIONAL SERVICES
             INCORPORATED+                                           6,944,850
    151,600  NETZERO INCORPORATED+                                   2,311,900
    290,300  PROGRESS SOFTWARE CORPORATION+                          6,803,905
    506,200  ROMAC INTERNATIONAL
             INCORPORATED+                                           4,587,438
      7,500  VALUECLICK INCORPORATED+                                  157,031

                                                                    96,318,170
                                                                  ------------
CHEMICALS & ALLIED PRODUCTS - 14.55%
     72,000  ALKERMES INCORPORATED+                                  6,660,000
    113,700  ANTIGENICS INCORPORATED+                                2,316,638
    203,400  BARR LABORATORIES
             INCORPORATED+                                           8,542,800
    253,700  BIOVAIL CORPORATION
             INTERNATIONAL+                                         11,242,080
    106,500  COR THERAPEUTICS INCORPORATED+                          7,020,682
    202,600  CUBIST PHARMACEUTICALS
             INCORPORATED+                                           8,483,875
    303,800  GENZYME CORPORATION+                                   15,227,975
    230,300  GUILFORD PHARMACEUTICALS
             INCORPORATED+                                           5,354,475
    312,500  INTERMUNE PHARMACEUTICALS
             INCORPORATED+                                           6,230,469
    398,700  IVAX CORPORATION+                                      10,864,575
    539,000  MYLAN LABORATORIES INC.                                14,822,500
    129,500  NEUROCRINE BIOSCIENCES
             INCORPORATED+                                           3,010,875
    103,300  REXALL SUNDOWN INCORPORATED+                            1,459,113
    366,300  TEVA PHARMACEUTICAL INDUSTRIES
             LIMITED ADR                                            13,667,568
    449,900  TRIANGLE PHARMACEUTICALS
             INCORPORATED+                                           7,085,925

                                                                   121,989,550
                                                                  ------------

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2000 (UNAUDITED)           CORE PORTFOLIOS
--------------------------------------------------------------------------------

   SMALL COMPANY GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                           VALUE
COMMUNICATIONS - 5.01%
     31,000  ADTRAN INCORPORATED+                                 $  1,842,563
     60,200  INSIGHT COMMUNICATIONS COMPANY
             INCORPORATED+                                           1,241,625
    313,600  ITC DELTACOM INCORPORATED+                             11,172,000
     76,000  MASTEC INCORPORATED+                                    6,764,000
    121,600  NET2000 COMMUNICATIONS
             INCORPORATED+                                           2,888,000
    232,800  RHYTHMS NETCONNECTIONS
             INCORPORATED+                                           8,569,950
    336,900  SPECTRASITE HOLDINGS
             INCORPORATED+                                           9,538,481

                                                                    42,016,619
                                                                  ------------
DEPOSITORY INSTITUTIONS - 2.97%
    327,700  AMERICAN FINANCIAL HOLDINGS
             INCORPORATED+                                           3,952,881
    677,700  ROSLYN BANCORP INCORPORATED                            12,071,531
    323,400  UNIONBANCAL CORPORATION                                 8,913,713

                                                                    24,938,125
                                                                  ------------
EATING & DRINKING PLACES - 1.38%
    343,400  JACK IN THE BOX INCORPORATED+                           7,318,713
    241,200  RUBY TUESDAY INCORPORATED                               4,221,000

                                                                    11,539,713
                                                                  ------------
ELECTRIC, GAS & SANITARY SERVICES - 0.59%
    110,500  INDEPENDENT ENERGY HOLDINGS
             PLC ADR+                                                4,958,688
                                                                  ------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
EQUIPMENT - 15.54%
    187,100  ANTEC CORPORATION+                                      8,384,418
    164,700  ASPECT COMMUNICATIONS
             CORPORATION+                                            6,104,193
    174,400  ATMEL CORPORATION+                                      9,003,400
     35,400  COPPER MOUNTAIN NETWORKS
             INCORPORATED+                                           2,900,588
    192,800  DIGITAL MICROWAVE CORPORATION+                          6,531,100
    240,000  FAIRCHILD SEMICONDUCTOR
             CORPORATION+                                            8,760,000
    246,600  FSI INTERNATIONAL
             INCORPORATED+                                           5,055,300
    416,000  GENERAL SEMICONDUCTOR
             INCORPORATED+                                           7,176,000
    266,200  INTEGRATED DEVICE TECHNOLOGY
             INCORPORATED+                                          10,548,174
    128,600  LATTICE SEMICONDUCTOR
             CORPORATION+                                            8,704,613
    149,900  MATTSON TECHNOLOGY
             INCORPORATED+                                           6,389,488
    197,000  OPTIMAL ROBOTICS CORPORATION+                           9,259,000
    250,200  P-COM INCORPORATED+                                     4,628,700
     79,700  PHOTRONICS INCORPORATED+                                2,814,406
     86,800  PLEXUS CORPORATION+                                     5,783,050
    231,400  REMEC INCORPORATED+                                    11,685,700
    126,600  TEKELEC+                                                4,700,024
     55,800  VARIAN SEMICONDUCTOR EQUIPMENT
             ASSOCIATES INCORPORATED+                                3,550,275
    537,500  VIASYSTEMS GROUP INCORPORATED+                          8,331,250

                                                                   130,309,679
                                                                  ------------
ENGINEERING, ACCOUNTING, RESEARCH, MANAGEMENT & RELATED SERVICES - 2.60%
    235,700  CEPHALON INCORPORATED+                                  8,838,750
     64,800  GENE LOGIC INCORPORATED+                                2,725,650

CORE PORTFOLIOS           PORTFOLIO OF INVESTMENTS -- MARCH 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

   SMALL COMPANY GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                           VALUE
ENGINEERING, ACCOUNTING, RESEARCH, MANAGEMENT & RELATED SERVICES (continued)
    136,100  UNITEDGLOBALCOM INCORPORATED+                        $ 10,216,006

                                                                    21,780,406
                                                                  ------------
FOOD & KINDRED PRODUCTS - 0.67%
    227,400  AMERICAN ITALIAN PASTA
             COMPANY+                                                5,599,725
                                                                  ------------
FOOD STORES - 1.57%
    317,300  WHOLE FOODS MARKET
             INCORPORATED+                                          13,148,119
                                                                  ------------
HEALTH SERVICES - 3.42%
    462,000  HEALTH MANAGEMENT ASSOCIATES
             INCORPORATED+                                           6,583,500
    318,500  LINCARE HOLDINGS INCORPORATED+                          9,037,437
    248,300  ORTHODONTIC CENTERS OF AMERICA
             INCORPORATED+                                           4,655,625
    388,200  RENAL CARE GROUP INCORPORATED+                          8,419,088

                                                                    28,695,650
                                                                  ------------
HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES - 0.71%
    173,200  LINENS 'N THINGS INCORORATED+                           5,932,100
                                                                  ------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 6.17%
    132,900  CYBEX COMPUTER PRODUCTS
             CORPORATION+                                            5,000,363
    215,500  ELECTROGLAS INCORPORATED+                               7,380,875
    298,400  HARRIS CORPORATION                                     10,313,450
    146,900  KULICKE AND SOFFA INDUSTRIES
             INCORPORATED+                                           9,410,781
     12,800  NATCO GROUP INCORPORATED+                                 134,400
    264,000  PENTAIR INCORPORATED                                    9,784,500
    150,000  T/R SYSTEMS INCORPORATED+                               3,337,500
    139,500  VARIAN MEDICAL SYSTEMS
             INCORPORATED+                                           6,364,686

                                                                    51,726,555
                                                                  ------------
INSURANCE CARRIERS - 3.13%
    274,700  ANNUITY & LIFE RE (HOLDINGS)
             LIMITED+                                                7,142,200
    241,200  EVEREST RE GROUP LIMITED                                7,869,150
    236,500  RADIAN GROUP INCORPORATED                              11,263,313

                                                                    26,274,663
                                                                  ------------
LUMBER & WOOD PRODUCTS, EXCEPT FURNITURE - 1.19%
    719,700  LOUISIANA-PACIFIC CORPORATION                           9,985,838
                                                                  ------------
MEASURING, ANALYZING, & CONTROLLING INSTRUMENTS; PHOTOGRAPHIC, MEDICAL &
OPTICAL GOODS - 3.85%
     66,100  ANAREN MIRCROWAVE
             INCORPORATED+                                           6,337,337
    124,200  COOPER COMPANIES INCORPORATED                           3,997,688
     94,400  CYMER INCORPORATED+                                     4,720,000
    220,300  HAEMONETICS CORPORATION+                                4,956,750
    134,600  LTX CORPORATION+                                        6,082,238
     73,000  ORBOTECH LIMITED+                                       6,205,000

                                                                    32,299,013
                                                                  ------------
MISCELLANEOUS RETAIL - 5.02%
    638,600  BORDERS GROUP INCORPORATED+                            10,975,938

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2000 (UNAUDITED)           CORE PORTFOLIOS
--------------------------------------------------------------------------------

   SMALL COMPANY GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                           VALUE
MISCELLANEOUS RETAIL (continued)
    259,500  MICHAELS STORES INCORPORATED+                        $ 10,574,625
    891,400  OFFICE DEPOT INCORPORATED+                             10,306,813
    169,700  STAMPS.COM INCORPORATED+                                3,277,331
    210,700  TECH DATA CORPORATION+                                  6,926,762

                                                                    42,061,469
                                                                  ------------
MOTOR FREIGHT TRANSPORTATION & WAREHOUSING - 1.52%
    252,975  SWIFT TRANSPORTATION COMPANY
             INCORPORATED+                                           5,185,988
    200,800  USFREIGHTWAYS CORPORATION                               7,517,450

                                                                    12,703,438
                                                                  ------------
NONDEPOSITORY CREDIT INSTITUTIONS - 0.55%
    201,100  HELLER FINANCIAL INCORPORATED                           4,650,438
                                                                  ------------
OIL & GAS EXTRACTION - 5.34%
    200,000  DEVON ENERGY CORPORATION                                9,712,500
    381,600  PRECISION DRILLING
             CORPORATION+                                           12,735,900
    263,900  SANTA FE INTERNATIONAL
             CORPORATION                                             9,764,300
    224,000  SPINNAKER EXPLORATION COMPANY+                          5,096,000
    235,400  TIDEWATER INCORPORATED                                  7,488,663

                                                                    44,797,363
                                                                  ------------
PAPER & ALLIED PRODUCTS - 0.71%
    563,500  PACKAGING CORPORATION OF
             AMERICA+                                                5,916,750
                                                                  ------------
PETROLEUM REFINING & RELATED INDUSTRIES - 0.83%
    225,900  VALERO ENERGY CORPORATION                               6,918,188
                                                                  ------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES - 0.63%
    125,000  HOUGHTON MIFFLIN COMPANY                                5,304,688
                                                                  ------------
REAL ESTATE - 0.79%
     79,100  INTRAWEST CORPORATION                                   1,334,813
    187,800  NEWHALL LAND & FARMING COMPANY                          5,305,350

                                                                     6,640,163
                                                                  ------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 0.69%
     88,100  DAIN RAUSCHER CORPORATION                               5,809,094
                                                                  ------------
TRANSPORTATION BY AIR - 0.71%
    152,900  SKYWEST INCORPORATED                                    5,982,213
                                                                  ------------
TRANSPORTATION EQUIPMENT - 0.66%
    178,500  OSHKOSH TRUCK CORPORATION                               5,544,656
                                                                  ------------
WHOLESALE TRADE -- DURABLE GOODS - 4.98%
    192,400  ACT MANUFACTURING
             INCORPORATED+                                          10,762,375
    590,400  INGRAM MICRO INCORPORATED+                              9,077,400
     27,700  PATTERSON DENTAL COMPANY+                               1,059,525
    512,900  SYBRON INTERNATIONAL
             CORPORATION+                                           14,874,100

CORE PORTFOLIOS           PORTFOLIO OF INVESTMENTS -- MARCH 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

   SMALL COMPANY GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                           VALUE
WHOLESALE TRADE -- DURABLE GOODS (continued)
    366,300  TOWER AUTOMOTIVE INCORPORATED+                       $  5,998,163

                                                                    41,771,563
                                                                  ------------

                                                                   824,301,836
TOTAL COMMON STOCK (COST $646,566,458)
                                                                  ------------

PRINCIPAL                                    INTEREST RATE  MATURITY DATE
SHORT-TERM INSTRUMENTS - 2.39%
REPURCHASE AGREEMENTS - 2.39%
$20,029,571  CREDIT SUISSE FIRST BOSTON
             REPURCHASE AGREEMENT - 102%
             COLLATERALIZED BY U.S.
             GOVERNMENT SECURITIES                6.22%       04/03/00       20,029,571

                                                                             20,029,571
TOTAL SHORT-TERM INSTRUMENTS (COST
$20,029,571)
                                                                           ------------

TOTAL INVESTMENTS IN SECURITIES
(COST $666,596,029)*                       100.70% $844,331,407
OTHER ASSETS AND LIABILITIES, NET           (0.70)  ( 5,848,442)
                                          -------  ------------
TOTAL NET ASSETS                           100.00% $838,482,965
                                          -------  ------------

  +  NON-INCOME EARNING SECURITIES.
  * COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES AND NET UNREALIZED APPRECIATION CONSISTS OF:



GROSS UNREALIZED APPRECIATION                       $205,891,343
GROSS UNREALIZED DEPRECIATION                       (28,155,965)
                                                    -----------
NET UNREALIZED APPRECIATION                         $177,735,378

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2000 (UNAUDITED)           CORE PORTFOLIOS
--------------------------------------------------------------------------------

   SMALL COMPANY VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES      SECURITY NAME                                           VALUE
COMMON STOCK - 97.25%
AMUSEMENT & RECREATION SERVICES - 2.11%
   151,619  ARGOSY GAMING COMPANY+                               $  2,160,571
    84,800  PINNACLE ENTERTAINMENT
            INCORPORATED+                                           1,722,500

                                                                    3,883,071
                                                                 ------------
APPAREL & ACCESSORY STORES - 0.88%
    43,000  AMERICAN EAGLE OUTFITTERS
            INCORPORATED+                                           1,631,313
                                                                 ------------
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS -
1.78%
   225,462  PHILLIPS-VAN HEUSEN
            CORPORATION                                             1,733,239
   126,864  TROPICAL SPORTSWEAR
            INTERNATIONAL CORPORATION                               1,554,084

                                                                    3,287,323
                                                                 ------------
AUTOMOTIVE REPAIR, SERVICES & PARKING - 1.66%
   178,556  DOLLAR THRIFTY AUTOMOTIVE
            GROUP INCORPORATED+                                     3,068,931
                                                                 ------------
BUILDING CONSTRUCTION -- GENERAL CONTRACTORS & OPERATIVE BUILDERS - 3.63%
   132,380  D.R. HORTON INCORPORATED                                1,729,214
    89,900  LENNAR CORPORATION                                      1,949,706
    77,471  M.D.C. HOLDINGS INCORPORATED                            1,389,636
   163,300  STANDARD PACIFIC CORPORATION                            1,633,000

                                                                    6,701,556
                                                                 ------------
BUSINESS SERVICES - 2.90%
    60,515  MENTOR GRAPHICS CORPORATION+                              915,289
    84,862  MIDWAY GAMES INCORPORATED+                              1,124,422
    78,930  NCO GROUP INCORPORATED+                                 2,520,827
    43,853  THQ INCORPORATED+                                         783,872

                                                                    5,344,410
                                                                 ------------
CHEMICALS & ALLIED PRODUCTS - 3.65%
   204,000  AGRIUM INCORPORATED                                     1,644,750
   198,500  CK WITCO CORPORATION                                    2,022,219
   100,100  CYTEC INDUSTRIES INCORPORATED+                          3,065,562

                                                                    6,732,531
                                                                 ------------
DEPOSITORY INSTITUTIONS - 9.31%
    49,293  ANDOVER BANCORP INCORPORATED                            1,407,931
    68,800  ASTORIA FINANCIAL CORPORATION                           1,952,200
    50,685  BANK UNITED CORPORATION                                 1,599,745
    71,365  BANKNORTH GROUP INCORPORATED                            1,913,474
    44,794  CENTURA BANKS INCORPORATED                              2,052,125
   119,875  COMMERCIAL FEDERAL CORPORATION                          1,992,922
    67,549  FIRST REPUBLIC BANK+                                    1,338,315
    93,567  FIRSTFED FINANCIAL
            CORPORATION+                                            1,239,763
    64,868  INTERWEST BANCORP INCORPORATED                            891,935
    65,500  PFF BANCORP INCORPORATED                                1,015,250

CORE PORTFOLIOS           PORTFOLIO OF INVESTMENTS -- MARCH 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

   SMALL COMPANY VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES      SECURITY NAME                                           VALUE
DEPOSITORY INSTITUTIONS (continued)
    76,375  WEBSTER FINANCIAL CORPORATION                        $  1,756,625

                                                                   17,160,285
                                                                 ------------
EATING & DRINKING PLACES - 1.20%
    66,905  PAPA JOHN'S INTERNATIONAL
            INCORPORATED+                                           2,207,865
                                                                 ------------
ELECTRIC, GAS & SANITARY SERVICES - 5.14%
   145,120  CENTRAL VERMONT PUBLIC SERVICE                          1,514,690
   254,171  EL PASO ELECTRIC COMPANY+                               2,637,024
   110,409  ENERGEN CORPORATION                                     1,759,644
    63,400  RGS ENERGY GROUP INCORPORATED                           1,347,250
    85,225  WPS RESOURCES CORPORATION                               2,210,523

                                                                    9,469,131
                                                                 ------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
EQUIPMENT - 9.92%
    40,400  3DFX INTERACTIVE INCORPORATED+                            482,275
    25,419  ACTEL CORPORATION+                                        907,141
    47,843  ARTESYN TECHNOLOGIES
            INCORPORATED                                              906,027
    71,037  BENCHMARK ELECTRONICS
            INCORPORATED+                                           2,628,369
    15,254  CTS CORPORATION                                           869,478
    32,313  DUPONT PHOTOMASKS
            INCORPORATED+                                           1,872,134
    66,852  ESS TECHNOLOGY INCORPORATED+                            1,169,910
    41,000  HARMAN INTERNATIONAL
            INDUSTRIES INCORPORATED                                 2,460,000
    23,700  IMATION CORPORATION+                                      632,494
    33,372  MICROSEMI CORPORATION+                                  1,142,991
    36,575  PARK ELECTROCHEMICAL
            CORPORATION                                               896,087
   106,670  SEMX CORPORATION+                                       1,120,035
   127,100  STONERIDGE INCORPORATED+                                1,461,650
    29,969  TECHNITROL INCORPORATED                                 1,745,694

                                                                   18,294,285
                                                                 ------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT -
2.26%
   269,369  GRIFFON CORPORATION+                                    2,104,445
   125,650  TOWER AUTOMOTIVE INCORPORATED+                          2,057,519

                                                                    4,161,964
                                                                 ------------
FOOD & KINDRED PRODUCTS - 1.47%
   178,121  FLOWERS INDUSTRIES
            INCORPORATED                                            2,705,213
                                                                 ------------
GENERAL MERCHANDISE STORES - 1.21%
    90,670  AMES DEPARTMENT STORES
            INCORPORATED+                                           2,227,082
                                                                 ------------
HEALTH SERVICES - 1.42%
   208,300  BEVERLY ENTERPRISES
            INCORPORATED+                                             768,106
    75,123  REHABCARE GROUP INCORPORATED+                           1,854,599

                                                                    2,622,705
                                                                 ------------
HOLDING & OTHER INVESTMENT OFFICES - 1.41%
    61,980  NSTAR                                                   2,603,160
                                                                 ------------

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2000 (UNAUDITED)           CORE PORTFOLIOS
--------------------------------------------------------------------------------

   SMALL COMPANY VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES      SECURITY NAME                                           VALUE
HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES - 1.01%
    54,400  LINENS 'N THINGS INCORPORATED+                       $  1,863,200
                                                                 ------------
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGING PLACES - 1.71%
   296,808  BOYD GAMING CORPORATION+                                1,465,490
   134,395  ISLE OF CAPRI CASINOS
            INCORPORATED+                                           1,679,937

                                                                    3,145,427
                                                                 ------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 3.04%
    44,550  NORTEK INCORPORATED+                                      985,669
   127,440  TEREX CORPORATION+                                      1,831,950
   100,100  TRACTOR SUPPLY COMPANY+                                 2,052,050
    19,800  XIRCOM INCORPORATED+                                      732,600

                                                                    5,602,269
                                                                 ------------
INSURANCE CARRIERS - 6.41%
    70,100  BERKLEY (W.R.) CORPORATION                              1,616,681
    69,000  FARM FAMILY HOLDINGS
            INCORPORATED+                                           2,052,750
   118,978  HARLEYSVILLE GROUP
            INCORPORATED                                            1,725,181
   143,300  HCC INSURANCE HOLDINGS
            INCORPORATED                                            1,898,726
   133,945  MIIX GROUP INCORPORATED                                 1,866,858
    82,020  MONY GROUP INCORPORATED                                 2,650,271

                                                                   11,810,467
                                                                 ------------
MEASURING, ANALYZING, & CONTROLLING INSTRUMENTS; PHOTOGRAPHIC, MEDICAL &
OPTICAL GOODS - 3.60%
    71,275  CONMED CORPORATION+                                     1,786,330
   106,132  COOPER COMPANIES INCORPORATED                           3,416,123
    25,639  TEKTRONIX INCORPORATED                                  1,435,784

                                                                    6,638,237
                                                                 ------------
MISCELLANEOUS RETAIL - 1.20%
   340,000  OFFICEMAX INCORPORATED+                                 2,210,000
                                                                 ------------
MOTOR FREIGHT TRANSPORTATION & WAREHOUSING - 0.80%
    93,426  COVENANT TRANSPORTATION
            INCORPORATED+                                           1,483,138
                                                                 ------------
OIL & GAS EXTRACTION - 5.05%
   105,706  PRIDE INTERNATIONAL
            INCORPORATED+                                           2,411,418
    34,700  SEACOR SMIT INCORPORATED+                               2,095,013
   143,775  SWIFT ENERGY COMPANY+                                   2,569,978
    70,000  TIDEWATER INCORPORATED                                  2,226,875

                                                                    9,303,284
                                                                 ------------
PAPER & ALLIED PRODUCTS - 1.11%
   158,645  FIBERMARK INCORPORATED+                                 2,052,470
                                                                 ------------
PETROLEUM REFINING & RELATED INDUSTRIES - 0.91%
   146,450  TESORO PETROLEUM CORPORATION+                           1,684,175
                                                                 ------------
PRIMARY METAL INDUSTRIES - 3.27%
   133,700  AK STEEL HOLDING CORPORATION                            1,387,137

CORE PORTFOLIOS           PORTFOLIO OF INVESTMENTS -- MARCH 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

   SMALL COMPANY VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES      SECURITY NAME                                           VALUE
PRIMARY METAL INDUSTRIES (continued)
    98,774  CHASE INDUSTRIES INCORPORATED+                       $    864,273
   269,058  NATIONAL STEEL CORPORATION                              1,984,302
    57,500  TEXAS INDUSTRIES INCORPORATED                           1,789,688

                                                                    6,025,400
                                                                 ------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES - 1.12%
   238,340  MAIL-WELL INCORPORATED+                                 2,070,579
                                                                 ------------
REAL ESTATE INVESTMENT TRUST - 10.31%
    85,250  ARDEN REALTY INCORPORATED                               1,779,594
   111,597  BRANDYWINE REALTY TRUST                                 1,911,098
    62,000  FIRST INDUSTRIAL REALTY TRUST
            INCORPORATED                                            1,689,500
   101,000  FRANCHISE FINANCE CORPORATION
            OF AMERICA                                              2,348,250
   142,450  GLENBOROUGH REALTY TRUST
            INCORPORATED                                            2,065,525
   114,510  HEALTHCARE REALTY TRUST
            INCORPORATED                                            1,918,042
    77,100  HIGHWOODS PROPERTIES
            INCORPORATED                                            1,638,375
    87,800  PRENTISS PROPERTIES TRUST                               1,959,038
    64,824  STORAGE USA INCORPORATED                                1,985,235
   221,310  WINSTON HOTELS INCORPORATED                             1,715,153

                                                                   19,009,810
                                                                 ------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 0.63%
    26,800  SOUTHWEST SECURITIES GROUP
            INCORPORATED                                            1,164,125
                                                                 ------------
STONE, CLAY, GLASS & CONCRETE PRODUCTS - 1.21%
    37,900  SOUTHDOWN INCORPORATED                                  2,236,100
                                                                 ------------
TRANSPORTATION BY AIR - 0.90%
    55,500  ALASKA AIR GROUP INCORPORATED+                          1,668,469
                                                                 ------------
TRANSPORTATION EQUIPMENT - 0.99%
    60,361  NEWPORT NEWS SHIPBUILDING
            INCORPORATED                                            1,825,920
                                                                 ------------
WHOLESALE TRADE -- DURABLE GOODS - 1.19%
    47,740  BORG-WARNER AUTOMOTIVE
            INCORPORATED                                            1,879,763
    14,312  PERFORMANCE FOOD GROUP
            COMPANY+                                                  313,074

                                                                    2,192,837
                                                                 ------------
WHOLESALE TRADE -- NONDURABLE GOODS - 2.84%
   122,034  HENRY SCHEIN INCORPORATED+                              1,975,425
    27,260  SUIZA FOODS CORPORATION+                                1,097,215
   114,738  SUPERVALU INCORPORATED                                  2,172,851

                                                                    5,245,491
                                                                 ------------

                                                                  179,332,223
TOTAL COMMON STOCK (COST $178,224,213)
                                                                 ------------

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2000 (UNAUDITED)           CORE PORTFOLIOS
--------------------------------------------------------------------------------

   SMALL COMPANY VALUE PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL   SECURITY NAME                   INTEREST RATE  MATURITY DATE     VALUE
SHORT-TERM INSTRUMENTS - 2.25%
REPURCHASE AGREEMENTS - 2.25%
$4,142,852  CREDIT SUISSE FIRST BOSTON
            REPURCHASE AGREEMENT - 102%
            COLLATERALIZED BY U.S.
            GOVERNMENT SECURITIES                6.22%       04/03/00     $  4,142,852

                                                                             4,142,852
TOTAL SHORT-TERM INSTRUMENTS (COST
$4,142,852)
                                                                          ------------

TOTAL INVESTMENTS IN SECURITIES
(COST $182,367,065)*                        99.50% $183,475,075
OTHER ASSETS AND LIABILITIES, NET            0.50       915,141
                                          -------  ------------
TOTAL NET ASSETS                           100.00% $184,390,216
                                          -------  ------------

  +  NON-INCOME EARNING SECURITIES.
  * COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES AND NET UNREALIZED APPRECIATION CONSISTS OF:



GROSS UNREALIZED APPRECIATION                       $18,099,398
GROSS UNREALIZED DEPRECIATION                       (16,991,388)
                                                    ----------
NET UNREALIZED APPRECIATION                         $1,108,010

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

CORE PORTFOLIOS            STATEMENT OF ASSETS AND LIABILITIES -- MARCH 31, 2000
(UNAUDITED)
--------------------------------------------------------------------------------

                           DISCIPLINED
                                GROWTH  INCOME EQUITY          INDEX
--------------------------------------------------------------------

ASSETS
INVESTMENTS:
  INVESTMENTS AT COST....  $168,899,613 $1,742,842,581 $1,111,965,204
  NET UNREALIZED
    APPRECIATION
    (DEPRECIATION).......   39,491,206    858,232,630    735,406,310
                           -----------  -------------  -------------
TOTAL INVESTMENT AT
  VALUE..................  208,390,819  2,601,075,211  1,847,371,514
                           -----------  -------------  -------------
  CASH...................            0              0              0
  COLLATERAL FOR
    SECURITIES LOANED....   77,390,310    261,231,109    290,054,464
  RECEIVABLE FROM DAILY
    VARIATION MARGIN.....            0              0        296,999
  RECEIVABLE FOR
    INVESTMENTS SOLD.....            0              0              0
  RECEIVABLE FOR
    DIVIDENDS AND
    INTEREST AND OTHER
    RECEIVABLES..........       88,721      5,593,969      1,592,119
  ORGANIZATION COST, NET
    OF AMORTIZATION......            0          6,450              0
  PREPAID EXPENSES AND
    OTHER ASSETS.........            0          2,350              0
                           -----------  -------------  -------------
TOTAL ASSETS.............  285,869,850  2,867,909,089  2,139,315,096
                           -----------  -------------  -------------

LIABILITIES
  PAYABLE FOR INVESTMENT
    PURCHASED............            0              0              0
  PAYABLE FOR SECURITY
    LOANED...............   77,390,310    261,231,109    290,054,464
  PAYABLE FOR FORWARD
    FOREIGN CURRENCY
    CONTRACTS............            0              0              0
  PAYABLE TO CUSTODIAN...    1,831,176              0              0
  PAYABLE TO INVESTMENT
    ADVISOR AND
    AFFILIATES...........      123,147      1,522,516        195,886
  PAYABLE TO
    ADMINISTRATOR........          833          5,275          1,936
  ACCRUED EXPENSES AND
    OTHER LIABILITIES....       11,504              0          5,582
                           -----------  -------------  -------------
TOTAL LIABILITIES........   79,356,970    262,758,900    290,257,868
                           -----------  -------------  -------------
TOTAL NET ASSETS.........  $206,512,880 $2,605,150,189 $1,849,057,228
                           -----------  -------------  -------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENT OF ASSETS AND LIABILITIES -- MARCH 31, 2000 (UNAUDITED)           CORE
PORTFOLIOS
--------------------------------------------------------------------------------

                                          INTERNATIONAL  LARGE COMPANY    SMALL CAP    SMALL CAP  SMALL COMPANY  SMALL COMPANY
                           INTERNATIONAL         EQUITY         GROWTH        INDEX        VALUE         GROWTH          VALUE
------------------------------------------------------------------------------------------------------------------------------

ASSETS
INVESTMENTS:
  INVESTMENTS AT COST....   $625,098,218   $266,407,381  $1,510,965,708 $160,302,359 $161,635,968  $666,596,029   $182,367,065
  NET UNREALIZED
    APPRECIATION
    (DEPRECIATION).......   118,442,567     55,851,028   1,515,035,168   10,509,232   39,943,335   177,735,378      1,108,010
                            -----------    -----------   -------------  -----------  -----------   -----------    -----------
TOTAL INVESTMENT AT
  VALUE..................   743,540,785    322,258,409   3,026,000,876  170,811,591  201,579,303   844,331,407    183,475,075
                            -----------    -----------   -------------  -----------  -----------   -----------    -----------
  CASH...................       113,269              0               0            0            0             0              0
  COLLATERAL FOR
    SECURITIES LOANED....   111,101,934     44,000,273     447,139,232   30,680,267   39,598,449   100,301,785     22,054,368
  RECEIVABLE FROM DAILY
    VARIATION MARGIN.....             0              0               0      290,125            0             0              0
  RECEIVABLE FOR
    INVESTMENTS SOLD.....    15,262,396              0               0    1,071,847            0    13,443,468      1,804,586
  RECEIVABLE FOR
    DIVIDENDS AND
    INTEREST AND OTHER
    RECEIVABLES..........     2,885,287        433,413       1,280,925       71,954       46,691       178,517        354,804
  ORGANIZATION COST, NET
    OF AMORTIZATION......             0              0           6,374            0            0             0              0
  PREPAID EXPENSES AND
    OTHER ASSETS.........         2,605              0          45,216            0            0         8,128          2,723
                            -----------    -----------   -------------  -----------  -----------   -----------    -----------
TOTAL ASSETS.............   872,906,276    366,692,095   3,474,472,623  202,925,784  241,224,443   958,263,305    207,691,556
                            -----------    -----------   -------------  -----------  -----------   -----------    -----------

LIABILITIES
  PAYABLE FOR INVESTMENT
    PURCHASED............     6,510,656      3,308,290               0      485,342            0    18,771,425      1,115,874
  PAYABLE FOR SECURITY
    LOANED...............   111,101,934     44,000,273     447,139,232   30,680,267   39,598,449   100,301,785     22,054,368
  PAYABLE FOR FORWARD
    FOREIGN CURRENCY
    CONTRACTS............     5,390,552              0               0            0            0             0              0
  PAYABLE TO CUSTODIAN...             0              0               0            0            0             0              0
  PAYABLE TO INVESTMENT
    ADVISOR AND
    AFFILIATES...........       772,930        326,207       2,027,910       42,876      100,655       707,130        114,386
  PAYABLE TO
    ADMINISTRATOR........             0         28,622          11,546        8,453        7,003             0              0
  ACCRUED EXPENSES AND
    OTHER LIABILITIES....       474,951        103,625               0          353       20,174             0         16,712
                            -----------    -----------   -------------  -----------  -----------   -----------    -----------
TOTAL LIABILITIES........   124,251,023     47,767,017     449,178,688   31,217,291   39,726,281   119,780,340     23,301,340
                            -----------    -----------   -------------  -----------  -----------   -----------    -----------
TOTAL NET ASSETS.........   $748,655,253   $318,925,078  $3,025,293,935 $171,708,493 $201,498,162  $838,482,965   $184,390,216
                            -----------    -----------   -------------  -----------  -----------   -----------    -----------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

CORE PORTFOLIOS    STATEMENT OF OPERATIONS -- FOR THE SIX MONTHS ENDED MARCH 31,
2000 (UNAUDITED)
--------------------------------------------------------------------------------

                           DISCIPLINED
                                GROWTH  INCOME EQUITY         INDEX
-------------------------------------------------------------------

INVESTMENT INCOME
  DIVIDENDS..............  $ 1,006,154  $  25,697,596  $  9,817,821
  INTEREST...............      104,009      1,347,133     1,342,461
  SECURITIES LENDING.....       46,264        157,595       242,409
                           -----------  -------------  ------------
TOTAL INVESTMENT
  INCOME.................    1,156,427     27,202,324    11,402,691
                           -----------  -------------  ------------

EXPENSES
  ADVISORY FEES..........      803,053      9,214,035     1,317,368
  ADMINISTRATION FEES....       10,471        129,287        84,206
  CUSTODY................       20,032        238,646       160,366
  ACCOUNTING.............       37,105         75,164        70,750
  LEGAL..................        2,546          4,646         2,200
  AUDIT..................        7,075          7,075         7,075
  DIRECTORS' FEES........        2,276          2,363         2,328
  AMORTIZATION OF
    ORGANIZATION COSTS...        3,805          1,439           725
  OTHER..................            0         10,552         8,202
                           -----------  -------------  ------------
TOTAL EXPENSES...........      886,363      9,683,207     1,653,220
                           -----------  -------------  ------------
LESS:
  WAIVED FEES AND
    REIMBURSED
    EXPENSES.............      (94,383)    (1,115,782)     (443,722)
  NET EXPENSES...........      791,980      8,567,425     1,209,498
                           -----------  -------------  ------------
NET INVESTMENT INCOME
  (LOSS).................      364,447     18,634,899    10,193,193
                           -----------  -------------  ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
-------------------------------------------------------------------
NET REALIZED GAIN (LOSS)
  FROM
  SECURITIES.............   22,099,999     61,239,183    53,571,128
  FOREIGN CURRENCY
    TRANSACTIONS.........            0              0             0
  FINANCIAL FUTURES
    TRANSACTIONS.........            0              0       474,953
                           -----------  -------------  ------------
NET REALIZED GAIN (LOSS)
  FROM INVESTMENTS.......   22,099,999     61,239,183    54,046,081
                           -----------  -------------  ------------
NET CHANGE IN UNREALIZED
  APPRECIATION
  (DEPRECIATION) OF
  SECURITIES.............    8,350,360    (77,785,422)  210,214,105
  FOREIGN CURRENCY
    TRANSACTIONS.........            0              0             0
  FINANCIAL FUTURES
    TRANSACTIONS.........            0              0     2,486,801
NET CHANGE IN UNREALIZED
  APPRECIATION
  (DEPRECIATION) OF
  INVESTMENTS............    8,350,360    (77,785,422)  212,700,906
                           -----------  -------------  ------------
NET REALIZED AND
  UNREALIZED GAIN (LOSS)
  ON INVESTMENTS.........   30,450,359    (16,546,239)  266,746,987
                           -----------  -------------  ------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM OPERATIONS........  $30,814,806  $   2,088,660  $276,940,180
                           -----------  -------------  ------------

(1) NET OF FOREIGN WITHHOLDING TAXES OF $874,888 FOR THE INTERNATIONAL PORTFOLIO AND $147,020 FOR THE INTERNATIONAL EQUITY PORTFOLIO
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS -- FOR THE SIX MONTHS ENDED MARCH 31, 2000
(UNAUDITED)                                                      CORE PORTFOLIOS
--------------------------------------------------------------------------------

                                          INTERNATIONAL  LARGE COMPANY     SMALL CAP     SMALL CAP  SMALL COMPANY  SMALL COMPANY
                           INTERNATIONAL         EQUITY         GROWTH         INDEX         VALUE         GROWTH          VALUE
--------------------------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME
  DIVIDENDS..............  $  2,625,490(1) $    590,776(1) $   4,391,344 $    541,245 $    298,909  $   1,467,299  $   1,560,590
  INTEREST...............       460,039        322,200       1,644,909       347,589       298,415        991,689        203,066
  SECURITIES LENDING.....        61,784         21,523         203,727        36,368        79,258         72,833         12,722
                           ------------   ------------   -------------  ------------  ------------  -------------  -------------
TOTAL INVESTMENT
  INCOME.................     3,147,313        934,499       6,239,980       925,202       676,582      2,531,821      1,776,378
                           ------------   ------------   -------------  ------------  ------------  -------------  -------------

EXPENSES
  ADVISORY FEES..........     3,405,333      1,340,192       9,233,760       210,454       843,887      3,442,201        747,959
  ADMINISTRATION FEES....       125,938          7,871         109,678         7,979         8,920         34,493          7,942
  CUSTODY................       811,971        295,304         231,705        16,558        18,182         71,152         16,347
  ACCOUNTING.............        49,166         70,927          84,669        52,284        48,326         51,098         34,642
  LEGAL..................       124,007        103,519              18            65         3,771             31          2,847
  AUDIT..................         7,075          7,075           7,075         4,736         7,075          7,075          7,075
  DIRECTORS' FEES........         2,298          2,274           2,344         1,523         2,272          2,294          2,274
  AMORTIZATION OF
    ORGANIZATION COSTS...           725              0           1,424             0             0            324            324
  OTHER..................       347,030              8             577             0         8,342            692          7,091
                           ------------   ------------   -------------  ------------  ------------  -------------  -------------
TOTAL EXPENSES...........     4,873,543      1,827,170       9,671,250       293,599       940,775      3,609,360        826,501
                           ------------   ------------   -------------  ------------  ------------  -------------  -------------
LESS:
  WAIVED FEES AND
    REIMBURSED
    EXPENSES.............      (327,289)      (116,576)        (87,136)      (10,483)     (274,376)       (37,549)      (143,082)
  NET EXPENSES...........     4,546,254      1,710,594       9,584,114       283,116       666,399      3,571,811        683,419
                           ------------   ------------   -------------  ------------  ------------  -------------  -------------
NET INVESTMENT INCOME
  (LOSS).................    (1,398,941)      (776,095)     (3,344,134)      642,086        10,183     (1,039,990)     1,092,959
                           ------------   ------------   -------------  ------------  ------------  -------------  -------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
--------------------------------------------------------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS)
  FROM
  SECURITIES.............   167,858,099     44,104,245      50,610,539     1,539,508    13,011,483    137,407,362       (475,018)
  FOREIGN CURRENCY
    TRANSACTIONS.........    (1,628,782)       (37,296)              0             0             0              0              0
  FINANCIAL FUTURES
    TRANSACTIONS.........             0              0               0     4,011,065             0              0              0
                           ------------   ------------   -------------  ------------  ------------  -------------  -------------
NET REALIZED GAIN (LOSS)
  FROM INVESTMENTS.......   166,229,317     44,066,949      50,610,539     5,550,573    13,011,483    137,407,362       (475,018)
                           ------------   ------------   -------------  ------------  ------------  -------------  -------------
NET CHANGE IN UNREALIZED
  APPRECIATION
  (DEPRECIATION) OF
  SECURITIES.............    21,070,867     37,340,189     771,628,395    24,639,161    19,800,420    116,564,035      4,515,664
  FOREIGN CURRENCY
    TRANSACTIONS.........    (2,342,687)        (8,379)              0             0             0              0              0
  FINANCIAL FUTURES
    TRANSACTIONS.........             0              0               0      (863,377)            0              0              0
NET CHANGE IN UNREALIZED
  APPRECIATION
  (DEPRECIATION) OF
  INVESTMENTS............    18,728,180     37,331,810     771,628,395    23,775,784    19,800,420    116,564,035      4,515,664
                           ------------   ------------   -------------  ------------  ------------  -------------  -------------
NET REALIZED AND
  UNREALIZED GAIN (LOSS)
  ON INVESTMENTS.........   184,957,497     81,398,759     822,238,934    29,326,357    32,811,903    253,971,397      4,040,646
                           ------------   ------------   -------------  ------------  ------------  -------------  -------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM OPERATIONS........  $183,558,556   $ 80,622,664   $ 818,894,800  $ 29,968,443  $ 32,822,086  $ 252,931,407  $   5,133,605
                           ------------   ------------   -------------  ------------  ------------  -------------  -------------

(1) NET OF FOREIGN WITHHOLDING TAXES OF $874,888 FOR THE INTERNATIONAL PORTFOLIO AND $147,020 FOR THE INTERNATIONAL EQUITY PORTFOLIO
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

CORE PORTFOLIOS                              STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                           DISCIPLINED GROWTH
                           ---------------------------------------------------
                               (UNAUDITED)
                               FOR THE SIX         FOR THE FOUR        FOR THE
                              MONTHS ENDED         MONTHS ENDED     YEAR ENDED
                            MARCH 31, 2000   SEPTEMBER 30, 1999   MAY 31, 1999
------------------------------------------------------------------------------
BEGINNING NET ASSETS.....   $201,399,232       $188,984,663      $130,765,219
                            ------------       ------------      ------------
OPERATIONS:
  NET INVESTMENT INCOME
    (LOSS)...............        364,447            (26,104)          245,235
  NET REALIZED GAIN
    (LOSS) FROM
    INVESTMENTS..........     22,099,999          4,099,644        (3,141,344)
  NET CHANGE IN
    UNREALIZED
    APPRECIATION
    (DEPRECIATION) OF
    INVESTMENTS..........      8,350,360         (4,448,279)       24,845,328
                            ------------       ------------      ------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM OPERATIONS........     30,814,806           (374,739)       21,949,219
                            ------------       ------------      ------------
TRANSACTIONS IN
  INVESTORS' BENEFICIAL
  INTERESTS
  CONTRIBUTIONS..........     18,589,136         24,852,681        56,556,716
  WITHDRAWALS............    (44,290,294)       (12,063,373)      (20,286,491)
                            ------------       ------------      ------------
  NET INCREASE (DECREASE)
    FROM TRANSACTIONS IN
    INVESTORS' BENEFICIAL
    INTERESTS............    (25,701,158)        12,789,308        36,270,225
                            ------------       ------------      ------------
                            ------------       ------------      ------------
NET INCREASE (DECREASE)
  IN NET ASSETS..........      5,113,648         12,414,569        58,219,444
                            ------------       ------------      ------------
ENDING NET ASSETS........   $206,512,880       $201,399,232      $188,984,663
                            ------------       ------------      ------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS                              CORE PORTFOLIOS
--------------------------------------------------------------------------------

                                              INCOME EQUITY                                     INDEX
                           ----------------------------------------------------  ------------------------------------
                               (UNAUDITED)                                           (UNAUDITED)
                               FOR THE SIX         FOR THE FOUR         FOR THE      FOR THE SIX         FOR THE FOUR
                              MONTHS ENDED         MONTHS ENDED      YEAR ENDED     MONTHS ENDED         MONTHS ENDED
                            MARCH 31, 2000   SEPTEMBER 30, 1999    MAY 31, 1999   MARCH 31, 2000   SEPTEMBER 30, 1999
---------------------------------------------------------------------------------------------------------------------
BEGINNING NET ASSETS.....  $2,454,562,674     $2,418,577,773     $1,955,802,133  $1,583,558,662     $1,830,641,407
                           --------------     --------------     --------------  --------------     --------------
OPERATIONS:
  NET INVESTMENT INCOME
    (LOSS)...............      18,634,899         12,171,160         32,382,110      10,193,193          7,070,132
  NET REALIZED GAIN
    (LOSS) FROM
    INVESTMENTS..........      61,239,183         55,447,612         10,703,154      54,046,081         17,917,926
  NET CHANGE IN
    UNREALIZED
    APPRECIATION
    (DEPRECIATION) OF
    INVESTMENTS..........     (77,785,422)      (176,477,105)       273,274,958     212,700,906       (247,065,769)
                           --------------     --------------     --------------  --------------     --------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM OPERATIONS........       2,088,660       (108,858,333)       316,360,222     276,940,180       (222,077,711)
                           --------------     --------------     --------------  --------------     --------------
TRANSACTIONS IN
  INVESTORS' BENEFICIAL
  INTERESTS
  CONTRIBUTIONS..........     364,181,185        170,936,080        299,593,165     136,836,782        168,104,830
  WITHDRAWALS............    (215,682,330)       (26,092,846)      (153,177,747)   (148,278,396)      (193,109,864)
                           --------------     --------------     --------------  --------------     --------------
  NET INCREASE (DECREASE)
    FROM TRANSACTIONS IN
    INVESTORS' BENEFICIAL
    INTERESTS............     148,498,855        144,843,234        146,415,418     (11,441,614)       (25,005,034)
                           --------------     --------------     --------------  --------------     --------------
                           --------------     --------------     --------------  --------------     --------------
NET INCREASE (DECREASE)
  IN NET ASSETS..........     150,587,515         35,984,901        462,775,640     265,498,566       (247,082,745)
                           --------------     --------------     --------------  --------------     --------------
ENDING NET ASSETS........  $2,605,150,189     $2,454,562,674     $2,418,577,773  $1,849,057,228     $1,583,558,662
                           --------------     --------------     --------------  --------------     --------------

                               INDEX
                           --------------

                                  FOR THE
                               YEAR ENDED
                             MAY 31, 1999
-------------------------
BEGINNING NET ASSETS.....  $1,385,279,923
                           --------------
OPERATIONS:
  NET INVESTMENT INCOME
    (LOSS)...............      21,141,735
  NET REALIZED GAIN
    (LOSS) FROM
    INVESTMENTS..........      26,353,322
  NET CHANGE IN
    UNREALIZED
    APPRECIATION
    (DEPRECIATION) OF
    INVESTMENTS..........     247,309,848
                           --------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM OPERATIONS........     294,804,905
                           --------------
TRANSACTIONS IN
  INVESTORS' BENEFICIAL
  INTERESTS
  CONTRIBUTIONS..........     338,399,367
  WITHDRAWALS............    (187,842,788)
                           --------------
  NET INCREASE (DECREASE)
    FROM TRANSACTIONS IN
    INVESTORS' BENEFICIAL
    INTERESTS............     150,556,579
                           --------------
                           --------------
NET INCREASE (DECREASE)
  IN NET ASSETS..........     445,361,484
                           --------------
ENDING NET ASSETS........  $1,830,641,407
                           --------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

CORE PORTFOLIOS                              STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                              INTERNATIONAL
                           ---------------------------------------------------
                               (UNAUDITED)
                               FOR THE SIX         FOR THE FOUR        FOR THE
                              MONTHS ENDED         MONTHS ENDED     YEAR ENDED
                            MARCH 31, 2000   SEPTEMBER 30, 1999   MAY 31, 1999
------------------------------------------------------------------------------
BEGINNING NET ASSETS.....   $803,919,481       $797,205,650      $951,185,586
                            ------------       ------------      ------------
OPERATIONS:
  NET INVESTMENT INCOME
    (LOSS)...............     (1,398,941)         4,888,405        11,315,753
  NET REALIZED GAIN
    (LOSS) FROM
    INVESTMENTS..........    166,229,317         33,382,557        84,073,464
  NET CHANGE IN
    UNREALIZED
    APPRECIATION
    (DEPRECIATION) OF
    INVESTMENTS..........     18,728,180         (3,837,151)     (106,511,759)
                            ------------       ------------      ------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM OPERATIONS........    183,558,556         34,433,811       (11,122,542)
                            ------------       ------------      ------------
TRANSACTIONS IN
  INVESTORS' BENEFICIAL
  INTERESTS
  CONTRIBUTIONS..........    102,248,906         96,548,384       138,115,465
  WITHDRAWALS............   (341,071,690)      (124,268,364)     (280,972,859)
                            ------------       ------------      ------------
  NET INCREASE (DECREASE)
    FROM TRANSACTIONS IN
    INVESTORS' BENEFICIAL
    INTERESTS............   (238,822,784)       (27,719,980)     (142,857,394)
                            ------------       ------------      ------------
                            ------------       ------------      ------------
NET INCREASE (DECREASE)
  IN NET ASSETS..........    (55,264,228)         6,713,831      (153,979,936)
                            ------------       ------------      ------------
ENDING NET ASSETS........   $748,655,253       $803,919,481      $797,205,650
                            ------------       ------------      ------------

(1)  THIS PORTFOLIO COMMENCED OPERATIONS ON FEBRUARY 12, 1999.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
130

STATEMENTS OF CHANGES IN NET ASSETS                              CORE PORTFOLIOS
--------------------------------------------------------------------------------

                                            INTERNATIONAL EQUITY
                           -------------------------------------------------------
                               (UNAUDITED)
                               FOR THE SIX         FOR THE FOUR            FOR THE
                              MONTHS ENDED         MONTHS ENDED         YEAR ENDED
                            MARCH 31, 2000   SEPTEMBER 30, 1999   MAY 31, 1999 (1)
----------------------------------------------------------------------------------
BEGINNING NET ASSETS.....   $150,544,960       $154,552,130        $          0
                            ------------       ------------        ------------
OPERATIONS:
  NET INVESTMENT INCOME
    (LOSS)...............       (776,095)           109,415             857,495
  NET REALIZED GAIN
    (LOSS) FROM
    INVESTMENTS..........     44,066,949          2,627,525            (119,809)
  NET CHANGE IN
    UNREALIZED
    APPRECIATION
    (DEPRECIATION) OF
    INVESTMENTS..........     37,331,810         13,315,722           5,196,073
                            ------------       ------------        ------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM OPERATIONS........     80,622,664         16,052,662           5,933,759
                            ------------       ------------        ------------
TRANSACTIONS IN
  INVESTORS' BENEFICIAL
  INTERESTS
  CONTRIBUTIONS..........    180,004,062         19,384,770         154,175,553
  WITHDRAWALS............    (92,246,608)       (39,444,602)         (5,557,182)
                            ------------       ------------        ------------
  NET INCREASE (DECREASE)
    FROM TRANSACTIONS IN
    INVESTORS' BENEFICIAL
    INTERESTS............     87,757,454        (20,059,832)        148,618,371
                            ------------       ------------        ------------
                            ------------       ------------        ------------
NET INCREASE (DECREASE)
  IN NET ASSETS..........    168,380,118         (4,007,170)        154,552,130
                            ------------       ------------        ------------
ENDING NET ASSETS........   $318,925,078       $150,544,960        $154,552,130
                            ------------       ------------        ------------

                                           LARGE COMPANY GROWTH
                           ----------------------------------------------------
                               (UNAUDITED)
                               FOR THE SIX         FOR THE FOUR         FOR THE
                              MONTHS ENDED         MONTHS ENDED      YEAR ENDED
                            MARCH 31, 2000   SEPTEMBER 30, 1999    MAY 31, 1999
-------------------------
BEGINNING NET ASSETS.....  $2,038,377,260     $1,847,453,831     $1,081,998,121
                           --------------     --------------     --------------
OPERATIONS:
  NET INVESTMENT INCOME
    (LOSS)...............      (3,344,134)          (504,243)        (2,686,598)
  NET REALIZED GAIN
    (LOSS) FROM
    INVESTMENTS..........      50,610,539         37,071,984        181,443,136
  NET CHANGE IN
    UNREALIZED
    APPRECIATION
    (DEPRECIATION) OF
    INVESTMENTS..........     771,628,395        (53,035,427)       267,110,572
                           --------------     --------------     --------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM OPERATIONS........     818,894,800        (16,467,686)       445,867,110
                           --------------     --------------     --------------
TRANSACTIONS IN
  INVESTORS' BENEFICIAL
  INTERESTS
  CONTRIBUTIONS..........     433,563,355        431,740,313        761,913,767
  WITHDRAWALS............    (265,541,480)      (224,349,198)      (442,325,167)
                           --------------     --------------     --------------
  NET INCREASE (DECREASE)
    FROM TRANSACTIONS IN
    INVESTORS' BENEFICIAL
    INTERESTS............     168,021,875        207,391,115        319,588,600
                           --------------     --------------     --------------
                           --------------     --------------     --------------
NET INCREASE (DECREASE)
  IN NET ASSETS..........     986,916,675        190,923,429        765,455,710
                           --------------     --------------     --------------
ENDING NET ASSETS........  $3,025,293,935     $2,038,377,260     $1,847,453,831
                           --------------     --------------     --------------

(1)  THIS PORTFOLIO COMMENCED OPERATIONS ON FEBRUARY 12, 1999.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

CORE PORTFOLIOS                              STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                             SMALL CAP INDEX
                           ---------------------------------------------------
                               (UNAUDITED)
                               FOR THE SIX         FOR THE FOUR        FOR THE
                              MONTHS ENDED         MONTHS ENDED     YEAR ENDED
                            MARCH 31, 2000   SEPTEMBER 30, 1999   MAY 31, 1999
------------------------------------------------------------------------------
BEGINNING NET ASSETS.....   $154,386,892       $136,746,124      $122,492,445
                            ------------       ------------      ------------
OPERATIONS:
  NET INVESTMENT INCOME
    (LOSS)...............        642,086            245,646           926,729
  NET REALIZED GAIN
    (LOSS) FROM
    INVESTMENTS..........      5,550,573         (1,007,763)        2,468,434
  NET CHANGE IN
    UNREALIZED
    APPRECIATION
    (DEPRECIATION) OF
    INVESTMENTS..........     23,775,784          1,965,868        (9,600,626)
                            ------------       ------------      ------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM OPERATIONS........     29,968,443          1,203,751        (6,205,463)
                            ------------       ------------      ------------
TRANSACTIONS IN
  INVESTORS' BENEFICIAL
  INTERESTS
  CONTRIBUTIONS..........     19,690,769         45,525,219        38,398,557
  WITHDRAWALS............    (32,337,611)       (29,088,202)      (17,939,415)
                            ------------       ------------      ------------
  NET INCREASE (DECREASE)
    FROM TRANSACTIONS IN
    INVESTORS' BENEFICIAL
    INTERESTS............    (12,646,842)        16,437,017        20,459,142
                            ------------       ------------      ------------
                            ------------       ------------      ------------
NET INCREASE (DECREASE)
  IN NET ASSETS..........     17,321,601         17,640,768        14,253,679
                            ------------       ------------      ------------
ENDING NET ASSETS........   $171,708,493       $154,386,892      $136,746,124
                            ------------       ------------      ------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS                              CORE PORTFOLIOS
--------------------------------------------------------------------------------

                                            SMALL CAP VALUE                                  SMALL COMPANY GROWTH
                           --------------------------------------------------  ------------------------------------------------
                               (UNAUDITED)                                        (UNAUDITED)
                               FOR THE SIX         FOR THE FOUR       FOR THE     FOR THE SIX        FOR THE FOUR       FOR THE
                              MONTHS ENDED         MONTHS ENDED    YEAR ENDED    MONTHS ENDED        MONTHS ENDED    YEAR ENDED
                            MARCH 31, 2000   SEPTEMBER 30, 1999  MAY 31, 1999  MARCH 31, 2000  SEPTEMBER 30, 1999  MAY 31, 1999
-------------------------------------------------------------------------------------------------------------------------------
BEGINNING NET ASSETS.....   $173,026,520       $125,768,110      $104,269,849   $667,576,772      $733,708,206     $894,063,120
                            ------------       ------------      ------------   ------------      ------------     ------------
OPERATIONS:
  NET INVESTMENT INCOME
    (LOSS)...............         10,183           (146,613)         (213,047)    (1,039,990)         (514,635)      (1,822,670)
  NET REALIZED GAIN
    (LOSS) FROM
    INVESTMENTS..........     13,011,483          4,186,619       (30,465,857)   137,407,362        57,486,291      (77,753,826)
  NET CHANGE IN
    UNREALIZED
    APPRECIATION
    (DEPRECIATION) OF
    INVESTMENTS..........     19,800,420          5,216,949         9,548,982    116,564,035       (65,332,424)     (15,097,262)
                            ------------       ------------      ------------   ------------      ------------     ------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM OPERATIONS........     32,822,086          9,256,955       (21,129,922)   252,931,407        (8,360,768)     (94,673,758)
                            ------------       ------------      ------------   ------------      ------------     ------------
TRANSACTIONS IN
  INVESTORS' BENEFICIAL
  INTERESTS
  CONTRIBUTIONS..........     27,728,337         68,898,740        56,411,434     53,003,570        31,454,531       87,802,760
  WITHDRAWALS............    (32,078,781)       (30,897,285)      (13,783,251)  (135,028,784)      (89,225,197)    (153,483,916)
                            ------------       ------------      ------------   ------------      ------------     ------------
  NET INCREASE (DECREASE)
    FROM TRANSACTIONS IN
    INVESTORS' BENEFICIAL
    INTERESTS............     (4,350,444)        38,001,455        42,628,183    (82,025,214)      (57,770,666)     (65,681,156)
                            ------------       ------------      ------------   ------------      ------------     ------------
                            ------------       ------------      ------------   ------------      ------------     ------------
NET INCREASE (DECREASE)
  IN NET ASSETS..........     28,471,642         47,258,410        21,498,261    170,906,193       (66,131,434)    (160,354,914)
                            ------------       ------------      ------------   ------------      ------------     ------------
ENDING NET ASSETS........   $201,498,162       $173,026,520      $125,768,110   $838,482,965      $667,576,772     $733,708,206
                            ------------       ------------      ------------   ------------      ------------     ------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

CORE PORTFOLIOS                              STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                         SMALL COMPANY VALUE
                           ------------------------------------------------
                              (UNAUDITED)
                              FOR THE SIX        FOR THE FOUR       FOR THE
                             MONTHS ENDED        MONTHS ENDED    YEAR ENDED
                           MARCH 31, 2000  SEPTEMBER 30, 1999  MAY 31, 1999
---------------------------------------------------------------------------
BEGINNING NET ASSETS.....   $152,160,571      $168,647,698     $147,525,445
                            ------------      ------------     ------------
OPERATIONS:
  NET INVESTMENT INCOME
    (LOSS)...............      1,092,959           435,751        1,096,962
  NET REALIZED GAIN
    (LOSS) FROM
    INVESTMENTS..........       (475,018)        2,279,774       (4,559,162)
  NET CHANGE IN
    UNREALIZED
    APPRECIATION
    (DEPRECIATION) OF
    INVESTMENTS..........      4,515,664        (8,987,103)      (9,541,409)
                            ------------      ------------     ------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM OPERATIONS........      5,133,605        (6,271,578)     (13,003,609)
                            ------------      ------------     ------------
TRANSACTIONS IN
  INVESTORS' BENEFICIAL
  INTERESTS
  CONTRIBUTIONS..........     41,839,585        25,136,140       58,867,576
  WITHDRAWALS............    (14,743,545)      (35,351,689)     (24,741,714)
                            ------------      ------------     ------------
  NET INCREASE (DECREASE)
    FROM TRANSACTIONS IN
    INVESTORS' BENEFICIAL
    INTERESTS............     27,096,040       (10,215,549)      34,125,864
                            ------------      ------------     ------------
                            ------------      ------------     ------------
NET INCREASE (DECREASE)
  IN NET ASSETS..........     32,229,645       (16,487,127)      21,122,253
                            ------------      ------------     ------------
ENDING NET ASSETS........   $184,390,216      $152,160,571     $168,647,698
                            ------------      ------------     ------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS (UNAUDITED)                                 CORE PORTFOLIOS
--------------------------------------------------------------------------------

                                RATIO TO AVERAGE NET ASSETS (ANNUALIZED)
                                ----------------------------------------  PORTFOLIO
                                 NET INVESTMENT        NET         GROSS   TURNOVER
                                  INCOME (LOSS)   EXPENSES   EXPENSES(1)       RATE
-----------------------------------------------------------------------------------

DISCIPLINED GROWTH PORTFOLIO
OCTOBER 1, 1999 TO MARCH 31,
  2000........................           0.36%      0.78%         0.87%        60%
JUNE 1, 1999 TO SEPTEMBER 30,
  1999 (2)....................          (0.04)%     0.97%         1.02%        21%
JUNE 1, 1998 TO MAY 31,
  1999........................           0.15%      0.97%         1.02%        90%
OCTOBER 1, 1997 (3) TO
  MAY 31, 1998................           0.55%      1.01%         1.06%        68%

INCOME EQUITY PORTFOLIO
-----------------------------------------------------------------------------------
OCTOBER 1, 1999 TO MARCH 31,
  2000........................           1.43%      0.66%         0.75%         5%
JUNE 1, 1999 TO SEPTEMBER 30,
  1999 (2)....................           1.43%      0.54%         0.57%         5%
JUNE 1, 1998 TO MAY 31,
  1999........................           1.53%      0.55%         0.57%         3%
JUNE 1, 1997 (3) TO MAY 31,
  1998........................           1.76%      0.52%         0.57%         3%

INDEX PORTFOLIO
-----------------------------------------------------------------------------------
OCTOBER 1, 1999 TO MARCH 31,
  2000........................           1.17%      0.14%         0.19%         5%
JUNE 1, 1999 TO SEPTEMBER 30,
  1999 (2)....................           1.25%      0.18%         0.23%        11%
JUNE 1, 1998 TO MAY 31,
  1999........................           1.35%      0.18%         0.23%         4%
JUNE 1, 1997 TO MAY 31,
  1998........................           1.60%      0.19%         0.24%         7%
JUNE 1, 1996 TO MAY 31,
  1997........................           2.03%      0.11%         0.31%         7%
NOVEMBER 1, 1995 TO MAY 31,
  1996........................           2.35%      0.17%         0.32%         7%
NOVEMBER 11, 1994 (3) TO
  OCTOBER 31, 1995............           2.42%      0.17%         0.33%         8%

INTERNATIONAL
-----------------------------------------------------------------------------------
OCTOBER 1, 1999 TO MARCH 31,
  2000........................          (0.36)%     1.18%         1.26%        59%
JUNE 1, 1999 TO SEPTEMBER 30,
  1999 (2)....................           1.79%      0.61%         0.68%        23%
JUNE 1, 1998 TO MAY 31,
  1999........................           1.29%      0.61%         0.69%        94%
JUNE 1, 1997 TO MAY 31,
  1998........................           1.23%      0.66%         0.68%        37%
JUNE 1, 1996 TO MAY 31,
  1997........................           1.53%      0.19%         0.67%        53%
NOVEMBER 1, 1995 TO MAY 31,
  1996........................           1.75%      0.23%         0.68%        18%
NOVEMBER 11, 1994 (3) TO
  OCTOBER 31, 1995............           1.94%      0.25%         0.70%        28%

INTERNATIONAL EQUITY PORTFOLIO
-----------------------------------------------------------------------------------
OCTOBER 1, 1999 TO MARCH 31,
  2000........................          (0.60)%     1.32%         1.41%        53%
JUNE 1, 1999 TO SEPTEMBER 30,
  1999 (2)....................           0.21%      1.40%         1.40%        11%
FEBRUARY 12, 1999 (3) TO
  MAY 31, 1999................           1.92%      1.40%         1.45%        12%

LARGE COMPANY GROWTH PORTFOLIO
-----------------------------------------------------------------------------------
OCTOBER 1, 1999 TO MARCH 31,
  2000........................          (0.27)%     0.77%         0.78%         5%
JUNE 1, 1999 TO SEPTEMBER 30,
  1999 (2)....................          (0.07)%     0.69%         0.72%         5%
JUNE 1, 1998 TO MAY 31,
  1999........................          (0.19)%     0.71%         0.72%        28%
JUNE 1, 1997 (3) TO MAY 31,
  1998........................          (0.03)%     0.67%         0.73%        13%

SMALL CAP INDEX PORTFOLIO
-----------------------------------------------------------------------------------
OCTOBER 1, 1999 TO MARCH 31,
  2000........................           0.77%      0.34%         0.35%        15%
JUNE 1, 1999 TO SEPTEMBER 30,
  1999 (2)....................           0.53%      0.44%         0.50%        23%
JUNE 1, 1998 TO MAY 31,
  1999........................           0.76%      0.44%         0.48%        26%
APRIL 9, 1998 (3) TO MAY 31,
  1998........................           1.04%      0.52%         0.54%         2%

SMALL CAP VALUE PORTFOLIO
-----------------------------------------------------------------------------------
OCTOBER 1, 1999 TO MARCH 31,
  2000........................           0.01%      0.73%         1.03%        63%
JUNE 1, 1999 TO SEPTEMBER 30,
  1999 (2)....................          (0.32)%     1.06%         1.10%        49%
JUNE 1, 1998 TO MAY 31,
  1999........................          (0.20)%     1.05%         1.10%       108%
OCTOBER 1, 1997 (3) TO
  MAY 31, 1998................          (0.17)%     1.08%         1.13%        79%

SMALL COMPANY GROWTH PORTFOLIO
-----------------------------------------------------------------------------------
OCTOBER 1, 1999 TO MARCH 31,
  2000........................          (0.28)%     0.95%         0.96%        27%
JUNE 1, 1999 TO SEPTEMBER 30,
  1999 (2)....................          (0.22)%     0.94%         0.98%        55%
JUNE 1, 1998 TO MAY 31,
  1999........................          (0.25)%     0.98%         0.98%       154%
JUNE 1, 1997 (3) TO MAY 31,
  1998........................          (0.41)%     0.93%         0.98%       123%

SMALL COMPANY VALUE PORTFOLIO
-----------------------------------------------------------------------------------
OCTOBER 1, 1999 TO MARCH 31,
  2000........................           1.33%      0.83%         1.01%        56%
JUNE 1, 1999 TO SEPTEMBER 30,
  1999 (2)....................           0.83%      1.00%         1.04%        28%
JUNE 1, 1998 TO MAY 31,
  1999........................           0.76%      0.99%         1.04%        97%
JUNE 1, 1997 (3) TO MAY 31,
  1998........................           0.69%      0.99%         1.04%        99%

CORE PORTFOLIOS                                             FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

NOTES TO FINANCIAL HIGHLIGHTS (UNAUDITED)
--------------------------------------------------------------------------------

(1) During each period, various fees and expenses were waived and reimbursed. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements (Note 5).
(2)  The Portfolio changed its fiscal year-end from May 31 to September 30.
(3)  Commencement of operations.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS                                    CORE PORTFOLIOS
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

1. ORGANIZATION
   Wells Fargo Core Trust ("Core Trust") is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). Core Trust, created as the successor entity to the Norwest Core Trust, currently has 14 separate investment portfolios. These financial statements represent the Disciplined Growth, Income Equity, Index, International, International Equity, Large Company Growth, Small Cap Index, Small Cap Value, Small Company Growth, and Small Company Value diversified portfolios (each a "Portfolio" and collectively the "Portfolios").
   Interests in the Portfolios are sold without any sales charge in private placement transactions to qualified investors, including open-end management investment companies.
   Concurrent with the establishment of the Trust, the Board of Trustees of the Stagecoach Family of Funds and the Board of Trustees of the Norwest Advantage Funds approved a consolidation agreement providing for the acquisition of the assets and assumption of liabilities of certain Stagecoach and Norwest Advantage Funds into the Wells Fargo Funds Trust. Effective on the close of business November 5, 1999, the Stagecoach and/or Norwest Advantage Funds were consolidated into the Wells Fargo Funds Trust, some of which invest in one or more portfolios of Core Trust, through a tax-free exchange of shares.

2. SIGNIFICANT ACCOUNTING POLICIES
   The following significant accounting policies which are consistently followed by the Core Trust in the preparation of its financial statements are in conformity with generally accepted accounting principles ("GAAP") for investment companies.
   The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION
   Investments in securities are valued at the close of each business day. Securities which are traded on a national or foreign securities exchange or the National Association of Securities Dealers Automated Quotation ("NASDAQ") National Market are valued at the last reported sales price. In the absence of any sale of such securities, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the valuations are based on the latest quoted bid prices. Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation. Securities for which quotations are not readily available are valued at fair value as determined by policies set by the Board of Trustees.
   Debt securities maturing in 60 days or less are valued at amortized cost. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value.

SECURITY TRANSACTIONS AND INCOME RECOGNITION
   Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized under provisions of the Internal Revenue Code of 1986, as amended (the "Code").
   Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.
   Foreign currency amounts are translated into U.S. dollars at the mean of the bid and ask price of such currencies against U.S. dollars as follows: (i) assets and liabilities at the rate of exchange at the end of the respective period; and (ii) purchases and sales of securities and income and expenses at the rate of exchange prevailing on the dates of such transactions. The portion of the results of operations arising from changes in the exchange rates and the portion due to fluctuations arising from changes in the market prices of securities are not isolated. Such fluctuations are included with the net realized and unrealized gain or loss on investments.
   International Portfolio may enter into forward contracts to purchase or sell foreign currencies to protect against the effect on the U.S. dollar value of the underlying portfolio or possible adverse movements in foreign exchange rates. Risks associated with such contracts include the movement in value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform. Fluctuations in the value

CORE PORTFOLIOS                                    NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

  of such contracts are recorded as unrealized gain or loss; realized gain or loss includes net gain or loss on contracts that have terminated by settlement or by the Portfolio entering into offsetting commitments. The following contracts were held by the International Portfolio for the period ended
  March 31, 2000:

                                                                                     Net Unrealized
                                                                                      Appreciation/
    Date                 Currency                     Value             Proceeds     (Depreciation)
     5/18/00           JAPANESE YEN               Y4,082,122,000.00  $37,869,049.00  $(2,221,470.00)

     5/26/00           JAPANESE YEN               Y4,195,728,000.00   38,721,880.00   (2,538,908.00)

      6/7/00           JAPANESE YEN               Y1,695,236,000.00   16,074,682.00     (630,173.00)

FUTURES CONTRACTS
   Each Portfolio may purchase futures contracts to gain exposure to market changes, which may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between parties to buy or sell a security at a set price on a future date. Upon entering into such a contract, a Portfolio is required to pledge to the broker an amount of cash, U.S. Government obligations or other high-quality debt securities equal to the minimum "initial margin" requirements of the exchange on which the futures contract is traded. Pursuant to the contract, the Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Portfolio as unrealized gains or losses. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/ or published positions of the Securities and Exchange Commission (the "SEC") for long futures positions, the Portfolio is required to segregate highly liquid securities as permitted by the SEC in connection with futures transactions in an amount generally equal to the entire value of the underlying contracts. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contract may not correlate with changes in the value of the underlying securities. On
  March 31, 2000, the Index and Small Cap Index Portfolios held the following long futures contracts:

                                                                                               Net Unrealized
                                                                                  Notional     Appreciation/
    Contracts          Portfolio                Type          Expiration Date  Contract Value  (Depreciation)
       108     INDEX PORTFOLIO                S&P 500 INDEX     JUNE, 2000      $40,913,100       1,040,125

       55      SMALL CAP INDEX PORTFOLIO       RUSSELL 2000     JUNE, 2000       14,997,125      (1,098,575)

   The Index Portfolio and the Small Cap Index Portfolio have pledged to brokers U.S. Treasury bills for initial margin requirements with a par value of
  $4,875,000 and $920,000, respectively.

REPURCHASE AGREEMENTS
   Each Portfolio may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other Portfolios advised by Wells Fargo Bank, N.A. ("WFB"). The repurchase agreements must be fully collateralized based on values that are marked to market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the Portfolios' custodian's responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements held by the Portfolios are collateralized by instruments such as U.S. Treasury or federal agency obligations.

SECURITY LOANS
   The Portfolios may loan securities in return for securities and cash collateral which is invested in various short-term fixed income securities. The Portfolios may receive compensation for lending securities in the form of fees or by retaining a portion of interest on the investment securities or cash received as collateral. A Portfolio also continues to receive interest or dividends on the securities loaned. Security loans are secured at all times by collateral. The collateral is equal to at least 102% of the market value of the securities loaned plus accrued interest. If the collateral falls to 100%, it will be brought back to 102%. Gain or loss in the market price of the securities loaned that may occur during the term of the loan are reflected in the value of the Portfolio. WFB receives 40% of income on security lending activities and covers

NOTES TO FINANCIAL STATEMENTS                                    CORE PORTFOLIOS
--------------------------------------------------------------------------------

  the expenses associated with securities lending activities. As of March 31, 2000 the value of securities on loan and the value of the related collateral was as follows:

    Portfolio                                 Securities    Collateral
    DISCIPLINED GROWTH PORTFOLIO              $76,185,065  $ 77,390,310

    INCOME EQUITY PORTFOLIO                   254,460,975   261,231,109

    INDEX PORTFOLIO                           281,580,852   290,054,464

    INTERNATIONAL PORTFOLIO                   110,094,880   111,101,934

    INTERNATIONAL EQUITY PORTFOLIO             42,413,414    44,000,273

    LARGE COMPANY GROWTH PORTFOLIO            441,706,870   447,139,232

    SMALL CAP INDEX PORTFOLIO                  29,406,849    30,680,267

    SMALL CAP VALUE PORTFOLIO                  38,990,619    39,598,449

    SMALL COMPANY GROWTH PORTFOLIO             97,749,521   100,301,785

    SMALL COMPANY VALUE PORTFOLIO              21,402,415    22,054,368

FEDERAL INCOME TAXES
   Each Portfolio is treated as a separate entity for federal income tax purposes. The Portfolios are not required to pay federal income taxes on their net investment income and net capital gain as they are treated as partnerships for federal income tax purposes. All interest, dividends, gain and loss of the Portfolios are deemed to have been "passed through" to the interestholders in proportion to their holdings of the Portfolios regardless of whether such interest, dividends, or gain have been distributed by the Portfolios.

DEFERRED ORGANIZATION COSTS
   Certain costs incurred in connection with the organization of the Portfolios are being amortized on a straight-line basis over 60 months from the date each Portfolio commenced operations.

3. ADVISORY FEES
   The Investment Advisor of each Portfolio is WFB. WFB has retained the services of certain investment sub-advisors (Galliard Capital Management, Inc., Peregrine Capital Management, Inc., Schroder Capital Management International, Inc., Smith Asset Management Group, L.P., and Wells Capital Management, Inc.) on selected Portfolios. The fees related to sub-advisory services are borne directly by the Advisor and do not increase the overall fees paid by the Portfolios to the Advisor. These sub-advisors provided the same services to the predecessor portfolios. Prior to November 8, 1999, the Disciplined Growth, Small Company Growth, and Small Company Value Portfolios were charged an Advisory fee of 0.90%, the Index Portfolio was charged 0.15%, the Income Equity Portfolio was charged 0.50%, the International Portfolio was charged 0.45%, the International Equity Portfolio was charged 1.20%, the Large Company Growth Portfolio was charged 0.65%, the Small Cap Index Portfolio was charged 0.25%, and the Small Cap Value Portfolio was charged 0.95% as a percentage of the average daily net assets of each respective Portfolio.

CORE PORTFOLIOS                                    NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

  The current investment advisory fees and the associated sub-advisor and sub-advisory fees are as follows, with the fees expressed as a percentage of the average daily net assets.

    Portfolio                            Advisory Fee           Subadvisor                   Sub-Advisory Fee
    DISCIPLINED GROWTH PORTFOLIO            0.75%            SMITH ASSET MANAGEMENT  $            0-175 MILLION, 0.35%

                                                                                                175-225 MILLION, 0.00%

                                                                                                225-500 MILLION, 0.25%

                                                                                       GREATER THAN 500 MILLION, 0.20%

    INCOME EQUITY PORTFOLIO                 0.75%          WELLS CAPITAL MANAGEMENT               0-200 MILLION, 0.25%

                                                                                                200-400 MILLION, 0.20%

                                                                                       GREATER THAN 400 MILLION, 0.15%

    INDEX PORTFOLIO                         0.15%          WELLS CAPITAL MANAGEMENT               0-200 MILLION, 0.02%

                                                                                       GREATER THAN 200 MILLION, 0.01%

    INTERNATIONAL PORTFOLIO                 1.00%       SCHRODER CAPITAL MANAGEMENT               0-100 MILLION, 0.45%

                                                                                                100-200 MILLION, 0.35%

                                                                                                200-600 MILLION, 0.20%

                                                                                      GREATER THAN 600 MILLION, 0.185%

    INTERNATIONAL EQUITY PORTFOLIO          1.00%          WELLS CAPITAL MANAGEMENT               0-200 MILLION, 0.35%

                                                                                                200-400 MILLION, 0.25%

                                                                                       GREATER THAN 400 MILLION, 0.15%

    LARGE COMPANY GROWTH PORTFOLIO          0.75%      PEREGRINE CAPITAL MANAGEMENT                0-25 MILLION, 0.75%

                                                                                                  25-50 MILLION, 0.60%

                                                                                                 50-275 MILLION, 0.50%

                                                                                       GREATER THAN 275 MILLION, 0.30%

    SMALL CAP INDEX PORTFOLIO               0.25%          WELLS CAPITAL MANAGEMENT               0-200 MILLION, 0.02%

                                                                                        GREATER THAN 200 MILLION,0.01%

    SMALL CAP VALUE PORTFOLIO               0.90%            SMITH ASSET MANAGEMENT               0-110 MILLION, 0.45%

                                                                                                110-150 MILLION, 0.00%

                                                                                                150-300 MILLION, 0.30%

                                                                                       GREATER THAN 300 MILLION, 0.25%

    SMALL COMPANY GROWTH PORTFOLIO          0.90%      PEREGRINE CAPITAL MANAGEMENT                0-50 MILLION, 0.90%

                                                                                                 50-180 MILLION, 0.75%

                                                                                                180-340 MILLION, 0.65%

                                                                                                340-685 MILLION, 0.50%

                                                                                                685-735 MILLION, 0.52%

                                                                                        GREATER THAN 735 MILLION 0.55%

    SMALL COMPANY VALUE PORTFOLIO           0.90%      PEREGRINE CAPITAL MANAGEMENT               0-200 MILLION, 0.50%

                                                                                       GREATER THAN 200 MILLION, 0.75%

4. OTHER FEES AND TRANSACTIONS WITH AFFILIATES
   Currently there are no administration fees charged to the Portfolios at the core level. Prior to November 8, 1999, Forum Administrative Services, LLC ("FAdS") was the administrator to the Core Trust and received a fee with respect to each Portfolio (other than International Portfolio) at an annual rate of 0.05% of each Portfolio's average daily net assets. With respect to International Portfolio, FAdS received a fee at an annual rate of 0.15% of the Portfolio's average daily net assets.
   Norwest Bank Minnesota, N.A. ("Norwest") serves as the custodian for each Portfolio and may appoint certain sub-custodians to custody those portfolios' foreign securities and assets held in foreign countries. Norwest receives a fee with respect to each Portfolio at an annual rate of 0.02% of each Portfolio's average

NOTES TO FINANCIAL STATEMENTS                                    CORE PORTFOLIOS
--------------------------------------------------------------------------------

  daily net assets, with the exception of the International and International Equity Portfolios. Norwest receives a fee with respect to the International and International Equity Portfolios at an annual rate of 0.25% of each Portfolio's average daily net assets. Prior to November 8, 1999, Norwest received a fee with respect to each Portfolio at an annual rate of 0.02% for the first $100 million of each Portfolio's average daily net assets, declining to 0.01% of the average daily net assets of each Portfolio in excess of $200 million, with the exception of the International and International Equity Portfolios. Prior to November 8, 1999, Norwest received a fee with respect to the International and International Equity Portfolios at an annual rate of 0.07% of each Portfolio's average daily net assets.
   Forum Accounting Services, LLC provides portfolio accounting and interestholder recordkeeping services to each Portfolio.

5. WAIVED FEES AND REIMBURSED EXPENSES
   For the six months ended March 31, 2000, fees waived by the Portfolios' service providers were as follows:

    Portfolio                            Fees Waived by FAdS  Fees Waived by WFB  Total Fees Waived
    DISCIPLINED GROWTH PORTFOLIO               $12,440            $   81,943         $   94,383

    INCOME EQUITY PORTFOLIO                     59,627             1,056,155          1,115,782

    INDEX PORTFOLIO                             88,805               354,917            443,722

    INTERNATIONAL PORTFOLIO                     56,616               270,673            116,576

    INTERNATIONAL EQUITY PORTFOLIO                   0               116,576            327,289

    LARGE COMPANY GROWTH PORTFOLIO              56,176                30,960             87,136

    SMALL CAP INDEX PORTFOLIO                    8,642                 1,841             10,483

    SMALL CAP VALUE PORTFOLIO                   12,108               262,268            274,376

    SMALL COMPANY GROWTH PORTFOLIO              24,605                12,944             37,549

    SMALL COMPANY VALUE PORTFOLIO                8,635               134,447            143,082

6. INVESTMENT PORTFOLIO TRANSACTIONS
   Purchases and sales of investments, exclusive of short-term securities (securities with maturities of one year or less at purchase date) for each Portfolio for the six-month period ended March 31, 2000, were as follows:

                                                  AGGREGATE PURCHASES AND SALES
    Portfolio                                 Purchases at Cost  Sales Proceeds
    DISCIPLINED GROWTH PORTFOLIO                $119,548,275      $140,770,912

    INCOME EQUITY PORTFOLIO                      192,926,045      125,095,458

    INDEX PORTFOLIO                               89,986,540       96,562,217

    INTERNATIONAL PORTFOLIO                      404,022,098      678,995,469

    INTERNATIONAL EQUITY PORTFOLIO               206,498,869      127,510,164

    LARGE COMPANY GROWTH PORTFOLIO               263,612,509      119,976,095

    SMALL CAP INDEX PORTFOLIO                     22,636,123       35,875,346

    SMALL CAP VALUE PORTFOLIO                    109,416,154      118,241,959

    SMALL COMPANY GROWTH PORTFOLIO               217,281,367      194,404,304

    SMALL COMPANY VALUE PORTFOLIO                116,692,843       88,629,711

ALLOCATION FUNDS                                           LIST OF ABBREVIATIONS
--------------------------------------------------------------------------------

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG           --  ASSOCIATION OF BAY AREA GOVERNMENTS
ADR            --  AMERICAN DEPOSITORY RECEIPTS
AMBAC          --  AMERICAN MUNICIPAL BOND ASSURANCE CORPORATION
AMT            --  ALTERNATIVE MINIMUM TAX
ARM            --  ADJUSTABLE RATE MORTGAGES
BART           --  BAY AREA RAPID TRANSIT
CDA            --  COMMUNITY DEVELOPMENT AUTHORITY
CDSC           --  CONTINGENT DEFERRED SALES CHARGE
CGIC           --  CAPITAL GUARANTY INSURANCE COMPANY
CGY            --  CAPITAL GUARANTY CORPORATION
CMT            --  CONSTANT MATURITY TREASURY
COFI           --  COST OF FUNDS INDEX
CONNIE LEE     --  CONNIE LEE INSURANCE COMPANY
COP            --  CERTIFICATE OF PARTICIPATION
CP             --  COMMERCIAL PAPER
CTF            --  COMMON TRUST FUND
DW&P           --  DEPARTMENT OF WATER & POWER
DWR            --  DEPARTMENT OF WATER RESOURCES
EDFA           --  EDUCATION FINANCE AUTHORITY
FGIC           --  FINANCIAL GUARANTY INSURANCE CORPORATION
FHA            --  FEDERAL HOUSING AUTHORITY
FHLB           --  FEDERAL HOME LOAN BANK
FHLMC          --  FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA           --  FEDERAL NATIONAL MORTGAGE ASSOCIATION
FRN            --  FLOATING RATE NOTES
FSA            --  FINANCIAL SECURITY ASSURANCE, INC
GNMA           --  GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
GO             --  GENERAL OBLIGATION
HFA            --  HOUSING FINANCE AUTHORITY
HFFA           --  HEALTH FACILITIES FINANCING AUTHORITY
IDA            --  INDUSTRIAL DEVELOPMENT AUTHORITY
LIBOR          --  LONDON INTERBANK OFFERED RATE
LLC            --  LIMITED LIABILITY CORPORATION
LOC            --  LETTER OF CREDIT
LP             --  LIMITED PARTNERSHIP
MBIA           --  MUNICIPAL BOND INSURANCE ASSOCIATION
MFHR           --  MULTI-FAMILY HOUSING REVENUE
MUD            --  MUNICIPAL UTILITY DISTRICT
MTN            --  MEDIUM TERM NOTE
PCFA           --  POLLUTION CONTROL FINANCE AUTHORITY
PCR            --  POLLUTION CONTROL REVENUE
PFA            --  PUBLIC FINANCE AUTHORITY
PLC            --  PRIVATE PLACEMENT
PSFG           --  PUBLIC SCHOOL FUND GUARANTY
RAW            --  REVENUE ANTICIPATION WARRANTS
RDA            --  REDEVELOPMENT AUTHORITY
RDFA           --  REDEVELOPMENT FINANCE AUTHORITY
R&D            --  RESEARCH & DEVELOPMENT
SFMR           --  SINGLE FAMILY MORTGAGE REVENUE
TBA            --  TO BE ANNOUNCED
TRAN           --  TAX REVENUE ANTICIPATION NOTES
USD            --  UNIFIED SCHOOL DISTRICT
V/R            --  VARIABLE RATE
WEBS           --  WORLD EQUITY BENCHMARK SHARES

  Wells Fargo Bank, N.A. and certain of its affiliates provide investment advisory, sub-advisory and/or shareholder services for the Wells Fargo Funds. The Funds are sponsored and distributed by STEPHENS INC., Member NYSE/ SIPC. Wells Fargo Bank, N.A. and its affiliates are not affiliated with Stephens Inc.

  This report and the financial statements contained herein are submitted for the general information of the shareholders of the Wells Fargo Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a prospectus containing more complete information, including charges and expenses, call 1-800-222-8222. Read the prospectus carefully before you invest or send money.

  [LOGO]

 P.O. Box 8266
 Boston, MA 02266-8266

 DATED MATERIAL
 PLEASE EXPEDITE

[RECYCLED LOGO]                                                   SAR 002 (5/00)